                                                     ---------------------------
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                                                     ---------------------------
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-01424

                                AIM Equity Funds
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Robert H. Graham 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 10/31____

Date of reporting period: 04/30/06

Item 1. Reports to Stockholders.

                                                    AIM CAPITAL DEVELOPMENT FUND
                              Semiannual Report to Shareholders o April 30, 2006



                                  [COVER IMAGE]


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                        --Registered Trademark--

====================================================================================================================================
AIM CAPITAL DEVELOPMENT FUND SEEKS TO PROVIDE LONG-TERM GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of April 30, 2006, and is based on total net assets.
====================================================================================================================================


ABOUT SHARE CLASSES                          o The unmanaged RUSSELL MIDCAP               o Industry classifications used in this
                                             --Registered Trademark-- GROWTH INDEX is     report are generally according to the
o Class B shares are not available as an     a subset of the RUSSELL MIDCAP               Global Industry Classification Standard,
investment for retirement plans              --Registered Trademark-- Index, which        which was developed by and is the
maintained pursuant to Section 401 of the    represents the performance of the stocks     exclusive property and a service mark of
Internal Revenue Code, including 401(k)      of domestic mid-capitalization companies;    Morgan Stanley Capital International Inc.
plans, money purchase pension plans and      the Growth subset measures the               and Standard & Poor's.
profit sharing plans. Plans that had         performance of Russell Midcap companies
existing accounts invested in Class B        with higher price/book ratios and higher     The Fund provides a complete list of its
shares prior to September 30, 2003, will     forecasted growth values.                    holdings four times in each fiscal year,
continue to be allowed to make additional                                                 at the quarterends. For the second and
purchases.                                   o The unmanaged LIPPER MID-CAP GROWTH        fourth quarters, the lists appear in the
                                             FUND INDEX represents an average of the      Fund's semiannual and annual reports to
o Class R shares are available only to       performance of the 30 largest                shareholders. For the first and third
certain retirement plans. Please see the     mid-capitalization growth funds tracked      quarters, the Fund files the lists with
prospectus for more information.             by Lipper Inc., an independent mutual        the Securities and Exchange Commission
                                             fund performance monitor.                    (SEC) on Form N-Q. The most recent list
o Investor Class shares are closed to                                                     of portfolio holdings is available at
most investors. For more information on      o The Fund is not managed to track the       AIMinvestments.com. From our home page,
who may continue to invest in Investor       performance of any particular index,         click on Products & Performance, then
Class shares, please see the prospectus.     including the indexes defined here, and      Mutual Funds, then Fund Overview. Select
                                             consequently, the performance of the Fund    your Fund from the drop-down menu and
PRINCIPAL RISKS OF INVESTING IN THE FUND     may deviate significantly from the           click on Complete Quarterly Holdings.
                                             performance of the indexes.                  Shareholders can also look up the Fund's
o The Fund may invest up to 25% of its                                                    Forms N-Q on the SEC Web site at sec.gov.
assets in the securities of non-U.S.         o A direct investment cannot be made in      Copies of the Fund's Forms N-Q may be
issuers. International investing presents    an index. Unless otherwise indicated,        reviewed and copied at the SEC Public
certain risks not associated with            index results include reinvested             Reference Room at 450 Fifth Street, N.W.,
investing solely in the United States.       dividends, and they do not reflect sales     Washington, D.C. 20549-0102. You can
These include risks relating to              charges. Performance of an index of funds    obtain information on the operation of
fluctuations in the value of the U.S.        reflects fund expenses; performance of a     the Public Reference Room, including
dollar relative to the values of other       market index does not.                       information about duplicating fee
currencies, the custody arrangements made                                                 charges, by calling 202-942-8090 or
for the Fund's foreign holdings,             OTHER INFORMATION                            800-732-0330,or by electronic request at
differences in accounting, political                                                      the following e-mail address:
risks and the lesser degree of public        o The returns shown in management's          publicinfo@sec.gov. The SEC file numbers
information required to be provided by       discussion of Fund performance are based     for the Fund are 811-01424 and 002-25469.
non-U.S. companies.                          on net asset values calculated for
                                             shareholder transactions. Generally          A description of the policies and
o Investing in smaller companies involves    accepted accounting principles require       procedures that the Fund uses to
greater risk than investing in more          adjustments to be made to the net assets     determine how to vote proxies relating to
established companies, such as business      of the Fund at period end for financial      portfolio securities is available without
risk, significant stock price                reporting purposes, and as such, the net     charge, upon request, from our Client
fluctuations and illiquidity.                asset values for shareholder transactions    Services department at 800-959-4246 or on
                                             and the returns based on those net asset     the AIM Web site, AIMinvestments.com. On
ABOUT INDEXES USED IN THIS REPORT            values may differ from the net asset         the home page, scroll down and click on
                                             values and returns reported in the           AIM Funds Proxy Policy. The information
o The unmanaged STANDARD & POOR'S            Financial Highlights.                        is also available on the SEC Web site,
COMPOSITE INDEX OF 500 STOCKS (the S&P                                                    sec.gov.
500--Registered Trademark-- Index) is an
index of common stocks frequently used as                                                 Information regarding how the Fund voted
a general measure of U.S. stock market                                                    proxies related to its portfolio
performance.                                                                              securities during the 12 months ended
                                                                                          June 30,2005, is available at our Web
                                                                                          site. Go to AIMinvestments.com, access the
                                                                                          About Us tab, click on Required Notices
                                                                                          and then click on Proxy Voting Activity.
                                                                                          Next, select the Fund from the drop-down
                                                                                          menu. The information is also available
                                                                                          on the SEC Web site, sec.gov.

                                                                                          =========================================
================================================================================          FUND NASDAQ SYMBOLS
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND                 Class A Shares                    ACDAX
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES             Class B Shares                    ACDBX
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                        Class C Shares                    ACDCX
================================================================================          Class R Shares                    ACDRX
                                                                                          Investor Class Shares             ACDIX
                                                                                          =========================================

=====================================================
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE
=====================================================

AIMinvestments.com

                    DEAR FELLOW SHAREHOLDERS OF THE AIM FAMILY OF FUNDS --Registered Trademark--:

                    We're pleased to provide you with this semiannual report,
                    which includes a discussion of how your Fund was managed for
     [GRAHAM        the six months ended April 30, 2006, and what factors
      PHOTO]        affected its performance. That discussion begins on page 3.

 ROBERT H. GRAHAM      It's been said nothing is certain but death and taxes. We
                    would venture to add that one other thing is certain:
                    Markets change--and change often--in the short term. The
                    period covered in this report is a perfect example. Domestic and global equity markets were generally strong throughout
     [TAYLOR        the period, but they became considerably more volatile and
      PHOTO]        negative beginning in May, after the close of the reporting period. Inflation fears were the primary cause of this
  PHILLIP TAYLOR    volatility and negativity:

                    o Amid signs of rising inflation, the U.S. Federal Reserve Board stated that additional interest rate hikes might be needed to address inflation risks.

                    o The dollar remained weak, making imports more expensive and thereby raising inflation.

                    o Oil prices remained at historically high levels, threatening to reduce consumer spending--and possibly slowing the U.S. economy.

                       While we can't do anything about the ambiguity and
                    uncertainty surrounding death and taxes, we can suggest an alternative to reacting to fluctuating short-term market conditions: Maintain a diversified portfolio. AIM Investments--Registered Trademark-- can help by offering a broad product line that gives your advisor the necessary tools to build a portfolio that's right for you regardless of market conditions. AIM offers a comprehensive range of retail mutual funds, including domestic, global and international equity funds, taxable and tax-exempt fixed-income funds, and a variety of allocation portfolios--with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

                       We also believe in the value of a trusted financial
                    advisor; who can create an investment plan you can stick with for the long term. Your advisor can help allocate your portfolio appropriately and review your investments regularly to ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that's based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

                    OUR COMMITMENT TO YOU

                    In the short term, the one sure thing about markets is their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building solutions to help you achieve your investment goals, and we're pleased you've placed your trust in us.

                       Information about investing, the markets and your Fund is
                    always available on our Web site, AIMinvestments.com. If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.


                    Sincerely,
                    /s/ ROBERT H. GRAHAM                    /s/ PHILIP TAYLOR
                    ----------------------------            --------------------
                    Robert H. Graham                        Philip Taylor
                    President & Vice Chair -- AIM Funds     CEO, AIM Investments
                    Chair, AIM Investments


                    June 19, 2006

                    AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

                    DEAR FELLOW AIM FUND SHAREHOLDERS:

                    Having completed a year of transition and change at AIM Funds--as well as my first full year as your board's independent chair--I can assure you that shareholder interests are at the forefront of every decision your board makes. While regulators and fund companies debate the value of an independent board chair, this structure is working for you. Our new structure has enabled the board to work more effectively with management to achieve benefits for the shareholders, as shown in the highlights of 2005 listed below:

                    o During 2005, management proposed, and your board approved, voluntary advisory fee reductions, which are saving shareholders more than $20 million annually, based on asset levels of March 31, 2005.

                    o Also during 2005, management proposed to your board the merger of 14 funds into other AIM funds with similar objectives. In each case, the goal was for the resulting merged fund to benefit from strengthened management and greater efficiency. Your board carefully analyzed and discussed with management the rationale and proposed terms of each merger to ensure that the mergers were beneficial to the shareholders of all affected funds before approving them. Eight of these mergers were subsequently approved by shareholders of the target funds during 2005. The remaining six fund mergers were approved by shareholders in early 2006.

                    o Your board, through its Investments Committee and Subcommittees, continued to closely monitor the portfolio performance of the funds. During the year, your board reviewed portfolio management changes made by the advisor at 11 funds with the objective of organizing management teams around common processes and shared investment views. Management believes these changes will lead to improved investment performance.

                       In 2006, your board will continue to focus on fund
                    expenses and investment performance. Although many funds have good performance, we are working with management to seek improvements for those funds currently performing below expectations. Eight in-person board meetings and several additional telephone and committee meetings are scheduled to take place this year. I'll inform you of our progress in my next semiannual letter to shareholders.

                       The AIM Funds board is pleased to welcome our newest
                    independent member, Raymond Stickel, Jr., a former partner with the international auditing firm of Deloitte & Touche. We also send our thanks and best wishes to Gerald J. Lewis, who retired from your board in December 2005, and to Edward
                    K. Dunn, Jr., who retired in 2006.

                       Your board welcomes your views. Please mail them to me at
                    AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.


                    Sincerely,

                    /s/ BRUCE L. CROCKETT
                    ----------------------------
                    Bruce L. Crockett
                    Independent Chair
                    AIM Funds Board

                    June 19, 2006

AIM CAPITAL DEVELOPMENT FUND


MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

======================================================================================       Risk management plays an important
                                                                                          role in portfolio construction, as our
PERFORMANCE SUMMARY                          =========================================    target portfolio attempts to limit
                                                                                          volatility and downside risk. We seek to
For the six months ended April 30, 2006,     FUND VS. INDEXES                             accomplish this goal by investing in
Class A shares of AIM Capital Development                                                 sectors, industries and companies with
Fund, excluding sales charges,               Cumulative total returns,                    attractive fundamental prospects. We
outperformed the broad market, as            10/31/05-4/30/06, excluding applicable       monitor the Fund's sector exposure and
measured by the S&P 500 Index, and the       sales charges. If sales charges were         also seek to minimize stock-specific risk
Fund's style-specific index, the Russell     included, returns would be lower.            by building a diversified portfolio of
Midcap Growth Index.                                                                      100 to 120 holdings with an approximate
                                             Class A Shares                    21.92%     weight of 1% at the time of purchase.
   Solid stock selection and strong
performance by mid-cap stocks enabled the    Class B Shares                    21.44         We consider selling a stock for any of
Fund to outperform the large-cap oriented                                                 the following reasons:
S&P 500 Index. Stock selection across        Class C Shares                    21.39
sectors also enabled the Fund to                                                          o The stock is overvalued based on our
outperform the Russell Midcap Growth         Class R Shares                    21.72      analysis
Index; on a relative basis, the Fund
outperformed the Russell Midcap Growth       Investor Class Shares             21.84      o A change in fundamental metrics
Index in every sector except utilities                                                    indicates potential problems
and materials.                               S&P 500 Index (Broad
                                               Market Index)                    9.63      o A change in market capitalization--if a
   For long-term Fund performance, see                                                    stock grows and moves into the large-cap
page 5.                                      Russell Midcap Growth Index                  range
                                               (Style-specific Index)          15.18
                                                                                          o A better stock candidate with higher
                                             Lipper Mid-Cap Growth Fund                   potential return is found
                                               Index (Peer Group Index)        17.19
                                                                                          MARKET CONDITIONS AND YOUR FUND
                                             SOURCE: LIPPER INC.
                                                                                          Domestic equities generally posted solid
                                             =========================================    returns during the six-month reporting
                                                                                          period. Strong economic growth, favorable
======================================================================================    corporate earnings and continued subdued
                                                                                          inflation helped stocks despite high
HOW WE INVEST                                mid-cap growth universe, including:          energy prices and the U.S. Federal
                                                                                          Reserve's (the Fed's) ongoing interest
We believe a growth investment strategy      o Earnings--focus on companies exhibiting    rate tightening policy. Although mixed
is an essential component of a               strong growth in earnings, revenue and       signals from the Fed created some market
diversified portfolio.                       cash flows                                   volatility, investors grew optimistic the
                                                                                          Fed might stop raising interest rates in
   Our investment process combines           o Quality--focus on companies with           the near future. Small- and
quantitative and fundamental analysis to     sustainable earnings growth and              medium-capitalization stocks continued to
uncover companies exhibiting long-term,      management teams that profitably reinvest    lead
sustainable earnings and cash flow growth    shareholder cash flow
that is not yet reflected by the stock's                                                                                (continued)
market price.                                o Valuation--focus on companies that are
                                             attractively valued given their estimated
   Our quantitative model ranks companies    growth potential
based on factors we have found to be
highly correlated with outperformance in
the


====================================================================================================================================

PORTFOLIO COMPOSITION                        TOP 5 INDUSTRIES*                            TOP 10 EQUITY HOLDINGS*

By sector                                    1. Semiconductors                   6.5%      1. American Tower Corp.
                                                                                              -Class A                        2.1%
[PIE CHART]                                  2. Application Software             5.0
                                                                                           2. CB Richard Ellis Group, Inc.
Information Technology             21.7%     3. Wireless Telecommunication                    -Class A                        1.7
                                                Services                         4.6
Consumer Discretionary             14.6%                                                   3. Aventine Renewable Energy
                                             4. Health Care Services             3.8          Holdings, Inc.                  1.6
Health Care                        13.4%
                                             5. Oil & Gas Equipment & Services   3.1       4. Precision Castparts Corp.       1.5
Energy                             11.5%
                                             TOTAL NET ASSETS           $1.5 BILLION       5. Alliance Data Systems Corp.     1.5
Industrials                        10.8%
                                             TOTAL NUMBER OF HOLDINGS*           117       6. Schwab (Charles) Corp. (The)    1.5
Financials                         10.2%
                                                                                           7. AmeriCredit Corp.               1.5
Telecommunication Services          5.5%
                                                                                           8. NII Holdings Inc.               1.3
Materials                           4.4%
                                                                                           9. Amdocs Ltd.                     1.2
Consumer Staples                    2.4%
                                                                                          10. Jarden Corp.                    1.2
Utilities                           0.5%

Money Market Funds Plus
Other Assets Less Liabilities       5.0%

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding money market fund holdings.
====================================================================================================================================
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                                       3


AIM CAPITAL DEVELOPMENT FUND




the market higher. Positive performance      on oil rigs. Both companies benefited        The views and opinions expressed in
was broad among the Russell Midcap Growth    from growing demand for their products as    management's discussion of Fund
Index's economic sectors, with materials,    the number of oil rigs used to drill         performance are those of A I M Advisors,
telecommunication services and               wells continued to increase.                 Inc. These views and opinions are subject
industrials posting the best returns.                                                     to change at any time based on factors
                                                The industrials sector also rallied       such as market and economic conditions.
   The Fund benefited from positive          during the period, and the Fund benefited    These views and opinions may not be
absolute performance in all 10 economic      from solid performance from holdings in a    relied upon as investment advice or
sectors, with the most positive impact on    number of different industries. Three of     recommendations, or as an offer for a
performance coming from holdings in the      the Fund's holdings in this sector made      particular security. The information is
information technology (IT) and              significant contributions--MANITOWOC,        not a complete analysis of every aspect
industrials sectors. On a relative basis,    C.H. ROBINSON WORLDWIDE and JOY GLOBAL.      of any market, country, industry,
the Fund outperformed the Russell Midcap     Strong global demand for construction        security or the Fund. Statements of fact
Growth Index in every sector except          drove share price performance for            are from sources considered reliable, but
utilities and materials, with the widest     Manitowoc. Tight supply and strong demand    A I M Advisors, Inc. makes no
margin of outperformance in the IT,          in the trucking industry drove               representation or warranty as to their
consumer discretionary, energy and           outperformance for C.H. Robinson, and Joy    completeness or accuracy. Although
industrials sectors.                         Global capitalized on solid demand for       historical performance is no guarantee of
                                             mining equipment.                            future results, these insights may help
   In the IT sector, our investment                                                       you understand our investment management
process led us to invest in a number of         The Fund underperformed relative to       philosophy.
stocks in the semiconductor, software and    the Russell Midcap Growth Index in the
IT services industries that performed        utilities sector because its one holding            See important Fund and index
well during the period. One example is       in this sector, natural gas utility            disclosures on the inside front cover.
AMDOCS, a maker of billing software for      company QUESTAR, faltered when natural
telecommunications companies, which rose     gas prices fell during the first quarter
after reporting earnings above analysts'     of 2006 as a result of warmer than                             PAUL RASPLICKA,
expectations due to securing a number of     expected temperatures in much of the U.S.      [RASPLICKA      Chartered Financial
new contracts. Other IT holdings that        We continued to own the stock because we         PHOTO]        Analyst, is lead
drove Fund performance included              believed the company could benefit from                        portfolio manager of
semiconductor manufacturer MEMC              increases in its large natural gas           AIM Capital Development Fund. Mr.
ELECTRONIC MATERIALS, private-label          reserves.                                    Rasplicka joined AIM in 1998. He began
credit card services holding ALLIANCE                                                     his investment career in 1982 as an
DATA SYSTEMS and software maker CITRIX          Other significant detractors from Fund    equity research analyst. A native of
SYSTEMS.                                     performance during the reporting period      Denver, Mr. Rasplicka is a magna cum
                                             included MERCURY INTERACTIVE, TREEHOUSE      laude graduate of the University of
   The Fund also benefited from strong       FOODS and URBAN OUTFITTERS. While we         Colorado in Boulder with a B.S. in
stock selection in the consumer              subsequently sold both Mercury               business administration. He earned an
discretionary sector. Examples of            Interactive and Treehouse Foods due to       M.B.A. from the University of Chicago. He
holdings that performed well included        deteriorating fundamentals, we continued     is a Chartered Investment Counselor.
SCIENTIFIC GAMES and HARRAH'S                to own Urban Outfitters.
ENTERTAINMENT, as gaming stocks enjoyed                                                   Assisted by the Mid Cap Growth/GARP Team
strong business fundamentals. Shares of         Overall positioning of the Fund was
office products retailer OFFICE DEPOT        little changed during the period.
rose after the company reported better       Exposure was added to the materials,
than expected earnings due to improving      financials and telecommunication services
profit margins and strong sales growth.      sectors and reduced in the IT, consumer
Media holdings UNIVISION COMMUNICATIONS      discretionary and consumer staples
and CLEAR CHANNEL OUTDOOR HOLDINGS also      sectors.
made key contributions.
                                             IN CLOSING
   Oil prices rose during the first
quarter of 2006, driving the performance     Over the reporting period, the Fund
of many holdings in the energy sector.       provided strong double-digit returns. It
The Fund benefited from an overweight        would be imprudent to suggest that such
position and strong stock selection in       performance is sustainable for the long
this area. Our investment process led us     term. We remain committed to our
to invest in several oil services stocks     investment process of focusing on
that performed well, including GRANT         attractively priced stocks of mid-cap
PRIDECO and NATIONAL-OILWELL VARCO. Grant    companies with growing cash flow and
Prideco supplies drill bits and pipes,       earnings.                                            [RIGHT ARROW GRAPHIC]
and National-Oilwell Varco provides
equipment and tools that are installed          We thank you for your commitment to     FOR A PRESENTATION OF YOUR FUND'S
                                             AIM Capital Development Fund.              LONG-TERM PERFORMANCE, PLEASE SEE PAGE 5.

AIM CAPITAL DEVELOPMENT FUND

YOUR FUND'S LONG-TERM PERFORMANCE


======================================================================================

AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS
As of 4/30/06, including applicable sales    As of 3/31/06, most recent calendar
charges                                      quarter-end, including applicable sales
                                             charges
CLASS A SHARES
Inception (6/17/96)               10.95%     CLASS A SHARES
 5 Years                           6.83      Inception (6/17/96)               10.75%
 1 Year                           27.61       5 Years                           8.20
                                              1 Year                           18.38
CLASS B SHARES
Inception (10/1/96)                9.94%     CLASS B SHARES
 5 Years                           7.02      Inception (10/1/96)                9.73%
 1 Year                           28.99       5 Years                           8.43
                                              1 Year                           19.35
CLASS C SHARES
Inception (8/4/97)                 8.54%     CLASS C SHARES
 5 Years                           7.32      Inception (8/4/97)                 8.31%
 1 Year                           33.03       5 Years                           8.71
                                              1 Year                           23.31
CLASS R SHARES
Inception                         11.40%     CLASS R SHARES
 5 Years                           7.85      Inception                         11.21%
 1 Year                           34.67       5 Years                           9.25
                                              1 Year                           25.00
INVESTOR CLASS SHARES
Inception                         11.59%     INVESTOR CLASS SHARES
 5 Years                           8.05      Inception                         11.40%
 1 Year                           35.01       5 Years                           9.45
                                              1 Year                           25.32

======================================================================================

CLASS R SHARES' INCEPTION DATE IS JUNE 3,    CLASS A SHARES' INCEPTION DATE IS            PERFORMANCE REFLECTS THE APPLICABLE
2002. RETURNS SINCE THAT DATE ARE            JUNE 17, 1996.                               CONTINGENT DEFERRED SALES CHARGE (CDSC)
HISTORICAL RETURNS. ALL OTHER RETURNS ARE                                                 FOR THE PERIOD INVOLVED. THE CDSC ON
BLENDED RETURNS OF HISTORICAL CLASS R           THE PERFORMANCE DATA QUOTED REPRESENT     CLASS B SHARES DECLINES FROM 5% BEGINNING
SHARE PERFORMANCE AND RESTATED CLASS A       PAST PERFORMANCE AND CANNOT GUARANTEE        AT THE TIME OF PURCHASE TO 0% AT THE
SHARE PERFORMANCE (FOR PERIODS PRIOR TO      COMPARABLE FUTURE RESULTS; CURRENT           BEGINNING OF THE SEVENTH YEAR. THE CDSC
THE INCEPTION DATE OF CLASS R SHARES) AT     PERFORMANCE MAY BE LOWER OR HIGHER.          ON CLASS C SHARES IS 1% FOR THE FIRST
NET ASSET VALUE, ADJUSTED TO REFLECT THE     PLEASE VISIT AIMINVESTMENTS.COM FOR THE      YEAR AFTER PURCHASE. CLASS R SHARES DO
HIGHER RULE 12b-1 FEES APPLICABLE TO         MOST RECENT MONTH-END PERFORMANCE.           NOT HAVE A FRONT- END SALES CHARGE;
CLASS R SHARES. CLASS A SHARES' INCEPTION    PERFORMANCE FIGURES REFLECT REINVESTED       RETURNS SHOWN ARE AT NET ASSET VALUE AND
DATE IS JUNE 17, 1996.                       DISTRIBUTIONS, CHANGES IN NET ASSET VALUE    DO NOT REFLECT A 0.75% CDSC THAT MAY BE
                                             AND THE EFFECT OF THE MAXIMUM SALES          IMPOSED ON A TOTAL REDEMPTION OF
   INVESTOR CLASS SHARES' INCEPTION DATE     CHARGE UNLESS OTHERWISE STATED.              RETIREMENT PLAN ASSETS WITHIN THE FIRST
IS NOVEMBER 30, 2004. RETURNS SINCE THAT     PERFORMANCE FIGURES DO NOT REFLECT           YEAR. INVESTOR CLASS SHARES DO NOT HAVE A
DATE ARE HISTORICAL RETURNS. ALL OTHER       DEDUCTION OF TAXES A SHAREHOLDER WOULD       FRONT-END SALES CHARGE OR A CDSC;
RETURNS ARE BLENDED RETURNS OF HISTORICAL    PAY ON FUND DISTRIBUTIONS OR SALE OF FUND    THEREFORE, PERFORMANCE IS AT NET ASSET
INVESTOR CLASS SHARE PERFORMANCE AND         SHARES. INVESTMENT RETURN AND PRINCIPAL      VALUE.
RESTATED CLASS A SHARE PERFORMANCE (FOR      VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE
PERIODS PRIOR TO THE INCEPTION DATE OF       A GAIN OR LOSS WHEN YOU SELL SHARES.            THE PERFORMANCE OF THE FUND'S SHARE
INVESTOR CLASS SHARES) AT NET ASSET                                                       CLASSES WILL DIFFER DUE TO DIFFERENT
VALUE, ADJUSTED TO REFLECT THE HIGHER           CLASS A SHARE PERFORMANCE REFLECTS THE    SALES CHARGE STRUCTURES AND CLASS
RULE 12b-1 FEES APPLICABLE TO CLASS A        MAXIMUM 5.50% SALES CHARGE, AND CLASS B      EXPENSES.
SHARES.                                      AND CLASS C SHARE

AIM CAPITAL DEVELOPMENT FUND


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested, to       The hypothetical account values and
                                             estimate the expenses that you paid over     expenses may not be used to estimate the
As a shareholder of the Fund, you incur      the period. Simply divide your account       actual ending account balance or expenses
two types of costs: (1) transaction          value by $1,000 (for example, an $8,600      you paid for the period. You may use this
costs, which may include sales charges       account value divided by $1,000 = 8.6),      information to compare the ongoing costs
(loads) on purchase payments; contingent     then multiply the result by the number in    of investing in the Fund and other funds.
deferred sales charges on redemptions;       the table under the heading entitled         To do so, compare this 5% hypothetical
and redemption fees, if any; and (2)         "Actual Expenses Paid During Period" to      example with the 5% hypothetical examples
ongoing costs, including management fees;    estimate the expenses you paid on your       that appear in the shareholder reports of
distribution and/or service fees (12b-1);    account during this period.                  the other funds.
and other Fund expenses. This example is
intended to help you understand your         HYPOTHETICAL EXAMPLE FOR                        Please note that the expenses shown in
ongoing costs (in dollars) of investing      COMPARISON PURPOSES                          the table are meant to highlight your
in the Fund and to compare these costs                                                    ongoing costs only and do not reflect any
with ongoing costs of investing in other     The table below also provides information    transactional costs, such as sales
mutual funds. The example is based on an     about hypothetical account values and        charges (loads) on purchase payments,
investment of $1,000 invested at the         hypothetical expenses based on the Fund's    contingent deferred sales charges on
beginning of the period and held for the     actual expense ratio and an assumed rate     redemptions, and redemption fees, if any.
entire period November 1, 2005, through      of return of 5% per year before expenses,    Therefore, the hypothetical information
April 30, 2006.                              which is not the Fund's actual return.       is useful in comparing ongoing costs
                                             The Fund's actual cumulative total           only, and will not help you determine the
ACTUAL EXPENSES                              returns at net asset value after expenses    relative total costs of owning different
                                             for the six months ended April 30, 2006,     funds. In addition, if these
The table below provides information         appear in the table "Fund vs. Indexes" on    transactional costs were included, your
about actual account values and actual       page 3.                                      costs would have been higher.
expenses. You may use the information in
this table,

====================================================================================================================================

                                                  ACTUAL                                HYPOTHETICAL
                                                                             (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING            ENDING           EXPENSES               ENDING                 EXPENSES          ANNUALIZED
SHARE            ACCOUNT VALUE       ACCOUNT VALUE      PAID DURING          ACCOUNT VALUE            PAID DURING         EXPENSE
CLASS              (11/1/05)          (4/30/06)(1)       PERIOD(2)             (4/30/06)               PERIOD(2)           RATIO
A                  $1,000.00           $1,219.20           $6.93               $1,018.55                $6.31              1.26%
B                   1,000.00            1,214.40           11.04                1,014.83                10.04              2.01
C                   1,000.00            1,213.90           11.03                1,014.83                10.04              2.01
R                   1,000.00            1,217.20            8.30                1,017.31                 7.55              1.51
Investor            1,000.00            1,218.40            6.93                1,018.55                 6.31              1.26

(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2005, through April
    30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended April 30, 2006, appear in the table "Fund vs. Indexes" on page 3.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

                                                                                          [ARROW
                                                                                          BUTTON       For More Information Visit
                                                                                          IMAGE]           AIMinvestments.com

AIM CAPITAL DEVELOPMENT FUND


APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Equity Funds    o The quality of services to be provided     discussed below. Based on this review,
(the "Board") oversees the management of     by AIM. The Board reviewed the               the Board concluded that the advisory fee
AIM Capital Development Fund (the "Fund")    credentials and experience of the            rate for the Fund under the Advisory
and, as required by law, determines          officers and employees of AIM who will       Agreement was fair and reasonable.
annually whether to approve the              provide investment advisory services to
continuance of the Fund's advisory           the Fund. In reviewing the qualifications    o Fees relative to those of comparable
agreement with A I M Advisors, Inc.          of AIM to provide investment advisory        funds with other advisors. The Board
("AIM"). Based upon the recommendation of    services, the Board reviewed the             reviewed the advisory fee rate for the
the Investments Committee of the Board at    qualifications of AIM's investment           Fund under the Advisory Agreement. The
a meeting held on June 30, 2005, the         personnel and considered such issues as      Board compared effective contractual
Board, including all of the independent      AIM's portfolio and product review           advisory fee rates at a common asset
trustees, approved the continuance of the    process, various back office support         level and noted that the Fund's rate was
advisory agreement (the "Advisory            functions provided by AIM and AIM's          below the median rate of the funds
Agreement") between the Fund and AIM for     equity and fixed income trading              advised by other advisors with investment
another year, effective July 1, 2005.        operations. Based on the review of these     strategies comparable to those of the
                                             and other factors, the Board concluded       Fund that the Board reviewed. The Board
   The Board considered the factors          that the quality of services to be           noted that AIM has agreed to waive
discussed below in evaluating the            provided by AIM was appropriate and that     advisory fees of the Fund, as discussed
fairness and reasonableness of the           AIM currently is providing satisfactory      below. Based on this review, the Board
Advisory Agreement at the meeting on June    services in accordance with the terms of     concluded that the advisory fee rate for
30, 2005 and as part of the Board's          the Advisory Agreement.                      the Fund under the Advisory Agreement was
ongoing oversight of the Fund. In their                                                   fair and reasonable.
deliberations, the Board and the             o The performance of the Fund relative to
independent trustees did not identify any    comparable funds. The Board reviewed the     o Expense limitations and fee waivers.
particular factor that was controlling,      performance of the Fund during the past      The Board noted that AIM has
and each trustee attributed different        one, three and five calendar years           contractually agreed to waive advisory
weights to the various factors.              against the performance of funds advised     fees of the Fund through June 30, 2006 to
                                             by other advisors with investment            the extent necessary so that the advisory
   One of the responsibilities of the        strategies comparable to those of the        fees payable by the Fund do not exceed a
Senior Officer of the Fund, who is           Fund. The Board noted that the Fund's        specified maximum advisory fee rate,
independent of AIM and AIM's affiliates,     performance in such periods was above the    which maximum rate includes breakpoints
is to manage the process by which the        median performance of such comparable        and is based on net asset levels. The
Fund's proposed management fees are          funds. Based on this review, the Board       Board considered the contractual nature
negotiated to ensure that they are           concluded that no changes should be made     of this fee waiver and noted that it
negotiated in a manner which is at arm's     to the Fund and that it was not necessary    remains in effect until June 30, 2006.
length and reasonable. To that end, the      to change the Fund's portfolio management    The Board considered the effect this fee
Senior Officer must either supervise a       team at this time.                           waiver would have on the Fund's estimated
competitive bidding process or prepare an                                                 expenses and concluded that the levels of
independent written evaluation. The          o The performance of the Fund relative to    fee waivers/expense limitations for the
Senior Officer has recommended an            indices. The Board reviewed the              Fund were fair and reasonable.
independent written evaluation in lieu of    performance of the Fund during the past
a competitive bidding process and, upon      one, three and five calendar years           o Breakpoints and economies of scale. The
the direction of the Board, has prepared     against the performance of the Lipper        Board reviewed the structure of the
such an independent written evaluation.      Mid-Cap Growth Index. The Board noted        Fund's advisory fee under the Advisory
Such written evaluation also considered      that the Fund's performance was              Agreement, noting that it includes one
certain of the factors discussed below.      comparable to the performance of such        breakpoint. The Board reviewed the level
In addition, as discussed below, the         Index for the one year period and above      of the Fund's advisory fees, and noted
Senior Officer made certain                  such Index for the three and five year       that such fees, as a percentage of the
recommendations to the Board in              periods. Based on this review, the Board     Fund's net assets, have decreased as net
connection with such written evaluation.     concluded that no changes should be made     assets increased because the Advisory
                                             to the Fund and that it was not necessary    Agreement includes a breakpoint. The
   The discussion below serves as a          to change the Fund's portfolio management    Board noted that AIM has contractually
summary of the Senior Officer's              team at this time.                           agreed to waive advisory fees of the Fund
independent written evaluation and                                                        through June 30, 2006 to the extent
recommendations to the Board in              o Meeting with the Fund's portfolio          necessary so that the advisory fees
connection therewith, as well as a           managers and investment personnel. With      payable by the Fund do not exceed a
discussion of the material factors and       respect to the Fund, the Board is meeting    specified maximum advisory fee rate,
the conclusions with respect thereto that    periodically with such Fund's portfolio      which maximum rate includes breakpoints
formed the basis for the Board's approval    managers and/or other investment             and is based on net asset levels. The
of the Advisory Agreement. After             personnel and believes that such             Board concluded that the Fund's fee
consideration of all of the factors below    individuals are competent and able to        levels under the Advisory Agreement
and based on its informed business           continue to carry out their                  therefore reflect economies of scale.
judgment, the Board determined that the      responsibilities under the Advisory
Advisory Agreement is in the best            Agreement.                                   o Investments in affiliated money market
interests of the Fund and its                                                             funds. The Board also took into account
shareholders and that the compensation to    o Overall performance of AIM. The Board      the fact that uninvested cash and cash
AIM under the Advisory Agreement is fair     considered the overall performance of AIM    collateral from securities lending
and reasonable and would have been           in providing investment advisory and         arrangements (collectively, "cash
obtained through arm's length                portfolio administrative services to the     balances") of the Fund may be invested in
negotiations.                                Fund and concluded that such performance     money market funds advised by AIM
                                             was satisfactory.                            pursuant to the terms of an SEC exemptive
o The nature and extent of the advisory                                                   order. The Board found that the Fund may
services to be provided by AIM. The Board                                                 realize certain benefits upon investing
reviewed the services to be provided by      o Fees relative to those of clients of       cash balances in AIM advised money market
AIM under the Advisory Agreement. Based      AIM with comparable investment               funds, including a higher net return,
on such review, the Board concluded that     strategies. The Board reviewed the           increased liquidity, increased
the range of services to be provided by      advisory fee rate for the Fund under the     diversification or decreased transaction
AIM under the Advisory Agreement was         Advisory Agreement. The Board noted that     costs. The Board also found that the Fund
appropriate and that AIM currently is        this rate was the same as the advisory       will not receive reduced services if it
providing services in accordance with the    fee rates for a variable insurance fund      invests
terms of the Advisory Agreement.             advised by AIM and offered to insurance
                                             company separate accounts with investment                                  (continued)
                                             strategies comparable to those of the
                                             Fund. The Board noted that AIM has agreed
                                             to waive advisory fees of the Fund, as

AIM CAPITAL DEVELOPMENT FUND


its cash balances in such money market       o AIM's financial soundness in light of
funds. The Board noted that, to the          the Fund's needs. The Board considered
extent the Fund invests in affiliated        whether AIM is financially sound and has
money market funds, AIM has voluntarily      the resources necessary to perform its
agreed to waive a portion of the advisory    obligations under the Advisory Agreement,
fees it receives from the Fund               and concluded that AIM has the financial
attributable to such investment. The         resources necessary to fulfill its
Board further determined that the            obligations under the Advisory Agreement.
proposed securities lending program and
related procedures with respect to the       o Historical relationship between the
lending Fund is in the best interests of     Fund and AIM. In determining whether to
the lending Fund and its respective          continue the Advisory Agreement for the
shareholders. The Board therefore            Fund, the Board also considered the prior
concluded that the investment of cash        relationship between AIM and the Fund, as
collateral received in connection with       well as the Board's knowledge of AIM's
the securities lending program in the        operations, and concluded that it was
money market funds according to the          beneficial to maintain the current
procedures is in the best interests of       relationship, in part, because of such
the lending Fund and its respective          knowledge. The Board also reviewed the
shareholders.                                general nature of the non-investment
                                             advisory services currently performed by
o Independent written evaluation and         AIM and its affiliates, such as
recommendations of the Fund's Senior         administrative, transfer agency and
Officer. The Board noted that, upon their    distribution services, and the fees
direction, the Senior Officer of the         received by AIM and its affiliates for
Fund, who is independent of AIM and AIM's    performing such services. In addition to
affiliates, had prepared an independent      reviewing such services, the trustees
written evaluation in order to assist the    also considered the organizational
Board in determining the reasonableness      structure employed by AIM and its
of the proposed management fees of the       affiliates to provide those services.
AIM Funds, including the Fund. The Board     Based on the review of these and other
noted that the Senior Officer's written      factors, the Board concluded that AIM and
evaluation had been relied upon by the       its affiliates were qualified to continue
Board in this regard in lieu of a            to provide non-investment advisory
competitive bidding process. In              services to the Fund, including
determining whether to continue the          administrative, transfer agency and
Advisory Agreement for the Fund, the         distribution services, and that AIM and
Board considered the Senior Officer's        its affiliates currently are providing
written evaluation and the recommendation    satisfactory non-investment advisory
made by the Senior Officer to the Board      services.
that the Board consider implementing a
process to assist them in more closely       o Other factors and current trends. In
monitoring the performance of the AIM        determining whether to continue the
Funds. The Board concluded that it would     Advisory Agreement for the Fund, the
be advisable to implement such a process     Board considered the fact that AIM, along
as soon as reasonably practicable.           with others in the mutual fund industry,
                                             is subject to regulatory inquiries and
o Profitability of AIM and its               litigation related to a wide range of
affiliates. The Board reviewed               issues. The Board also considered the
information concerning the profitability     governance and compliance reforms being
of AIM's (and its affiliates') investment    undertaken by AIM and its affiliates,
advisory and other activities and its        including maintaining an internal
financial condition. The Board considered    controls committee and retaining an
the overall profitability of AIM, as well    independent compliance consultant, and
as the profitability of AIM in connection    the fact that AIM has undertaken to cause
with managing the Fund. The Board noted      the Fund to operate in accordance with
that AIM's operations remain profitable,     certain governance policies and
although increased expenses in recent        practices. The Board concluded that these
years have reduced AIM's profitability.      actions indicated a good faith effort on
Based on the review of the profitability     the part of AIM to adhere to the highest
of AIM's and its affiliates' investment      ethical standards, and determined that
advisory and other activities and its        the current regulatory and litigation
financial condition, the Board concluded     environment to which AIM is subject
that the compensation to be paid by the      should not prevent the Board from
Fund to AIM under its Advisory Agreement     continuing the Advisory Agreement for the
was not excessive.                           Fund.

o Benefits of soft dollars to AIM. The
Board considered the benefits realized by AIM as a result of brokerage transactions executed through "soft dollar" arrangements. Under these arrangements, brokerage commissions paid by the Fund and/or other funds advised by AIM are used to pay for research and execution services. This research is used by AIM in making investment decisions for the Fund.
The Board concluded that such
arrangements were appropriate.

SUPPLEMENT TO SEMIANNUAL REPORT DATED 4/30/06

AIM CAPITAL DEVELOPMENT FUND

INSTITUTIONAL CLASS SHARES                   ========================================         PLEASE NOTE THAT PAST PERFORMANCE IS
                                                                                          NOT INDICATIVE OF FUTURE RESULTS. MORE
The following information has been           AVERAGE ANNUAL TOTAL RETURNS                 RECENT RETURNS MAY BE MORE OR LESS THAN
prepared to provide Institutional Class      For periods ended 4/30/06                    THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview                                                  REINVESTMENT OF DISTRIBUTIONS AT NET
specific to their holdings.                  Inception (3/15/02)               10.45%     ASSET VALUE. INVESTMENT RETURN AND
Institutional Class shares are offered        1 Year                           35.73      PRINCIPAL VALUE WILL FLUCTUATE SO YOUR
exclusively to institutional investors,       6 Months*                        22.20      SHARES, WHEN REDEEMED, MAY BE WORTH MORE
including defined contribution plans                                                      OR LESS THAN THEIR ORIGINAL COST. SEE
that meet certain criteria.                  ========================================     FULL REPORT FOR INFORMATION ON
                                                                                          COMPARATIVE BENCHMARKS. PLEASE CONSULT
                                             AVERAGE ANNUAL TOTAL RETURNS                 YOUR FUND PROSPECTUS FOR MORE
                                             For periods ended 3/31/06, most recent       INFORMATION. FOR THE MOST CURRENT
                                             calendar quarter-end                         MONTH-END PERFORMANCE, PLEASE CALL
                                                                                          800-451-4246 OR VISIT
                                             Inception (3/15/02)                9.97%     AIMINVESTMENTS.COM.
                                              1 Year                           25.86
                                              6 Months*                        14.55

                                             *Cumulative total return that has not
                                             been annualized

                                             ========================================

                                             INSTITUTIONAL CLASS SHARES HAVE NO SALES
                                             CHARGE; THEREFORE, PERFORMANCE IS AT
                                             NAV. PERFORMANCE OF INSTITUTIONAL CLASS
                                             SHARES WILL DIFFER FROM PERFORMANCE OF
                                             OTHER SHARE CLASSES DUE TO DIFFERING
========================================     SALES CHARGES AND CLASS EXPENSES.
NASDAQ SYMBOL                      ACDVX
========================================

                                                                                       Over for information on your Fund's expenses.

==========================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES
CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
==========================================================================

                                                 FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

[YOUR GOALS. OUR SOLUTIONS.]                             [AIM INVESTMENTS LOGO]
  --Registered Trademark--                              --Registered Trademark--

AIMinvestments.com                  CDV-INS-2           A I M Distributors, Inc.

INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      estimate the expenses that you paid over     six months ended April 30, 2006 appears
                                             the period. Simply divide your account       in the table on the front of this
As a shareholder of the Fund, you incur      value by $1,000 (for example, an $8,600      supplement.
ongoing costs, including management fees     account value divided by $1,000 = 8.6),
and other Fund expenses. This example is     then multiply the result by the number           The hypothetical account values and
intended to help you understand your         in the table under the heading entitled      expenses may not be used to estimate the
ongoing costs (in dollars) of investing      "Actual Expenses Paid During Period" to      actual ending account balance or
in the Fund and to compare these costs       estimate the expenses you paid on your       expenses you paid for the period. You
with ongoing costs of investing in other     account during this period.                  may use this information to compare the
mutual funds. The example is based on an                                                  ongoing costs of investing in the Fund
investment of $1,000 invested at the         HYPOTHETICAL EXAMPLE FOR                     and other funds. To do so, compare this
beginning of the period and held for the     COMPARISON PURPOSES                          5% hypothetical example with the 5%
entire period November 1, 2005, through                                                   hypothetical examples that appear in the
April 30, 2006.                              The table below also provides                shareholder reports of the other funds.
                                             information about hypothetical account
ACTUAL EXPENSES                              values and hypothetical expenses based           Please note that the expenses shown
                                             on the Fund's actual expense ratio and       in the table are meant to highlight your
The table below provides information         an assumed rate of return of 5% per year     ongoing costs only. Therefore, the
about actual account values and actual       before expenses, which is not the Fund's     hypothetical information is useful in
expenses. You may use the information in     actual return. The Fund's actual             comparing ongoing costs only, and will
this table, together with the amount you     cumulative total return after expenses       not help you determine the relative
invested, to                                 for the                                      total costs of owning different funds.

====================================================================================================================================

                                                    ACTUAL                            HYPOTHETICAL
                                                                          (5% ANNUAL RETURN BEFORE EXPENSES)

                       BEGINNING          ENDING               EXPENSES        ENDING           EXPENSES           ANNUALIZED
SHARE                ACCOUNT VALUE     ACCOUNT VALUE         PAID DURING    ACCOUNT VALUE      PAID DURING          EXPENSE
CLASS                  (11/1/05)        (4/30/06)(1)          PERIOD(2)       (4/30/06)         PERIOD(2)            RATIO
Institutional          $1,000.00         $1,222.00              $4.19         $1,021.03            3.81              0.76%

(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2005 through April
    30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended April 30, 2006, appears in the table on the front of this supplement.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

====================================================================================================================================

AIMinvestments.com                  CDV-INS-2           A I M Distributors, Inc.

SCHEDULE OF INVESTMENTS

April 30, 2006
(Unaudited)


                                                SHARES         VALUE
-------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-94.92%

ADVERTISING-1.04%

Clear Channel Outdoor Holdings, Inc.-Class
  A(a)                                           664,484   $   15,681,822
=========================================================================

AEROSPACE & DEFENSE-1.50%

Precision Castparts Corp.                        361,542       22,769,915
=========================================================================

AGRICULTURAL PRODUCTS-0.83%

Archer-Daniels-Midland Co.                       345,849       12,568,153
=========================================================================

AIR FREIGHT & LOGISTICS-1.06%

Robinson (C.H.) Worldwide, Inc.(b)               362,404       16,072,617
=========================================================================

APPAREL RETAIL-1.57%

AnnTaylor Stores Corp.(a)                        393,058       14,672,855
-------------------------------------------------------------------------
DSW Inc.-Class A(a)                              175,156        5,482,383
-------------------------------------------------------------------------
Urban Outfitters, Inc.(a)                        155,114        3,598,645
=========================================================================
                                                               23,753,883
=========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-1.36%

Coach, Inc.(a)                                   181,200        5,983,224
-------------------------------------------------------------------------
Polo Ralph Lauren Corp.(a)                       240,568       14,607,289
=========================================================================
                                                               20,590,513
=========================================================================

APPLICATION SOFTWARE-4.95%

Amdocs Ltd.(a)                                   505,488       18,804,154
-------------------------------------------------------------------------
Business Objects S.A.-ADR (France)(a)(b)         342,057       11,058,703
-------------------------------------------------------------------------
Cadence Design Systems, Inc.(a)                  796,226       15,072,558
-------------------------------------------------------------------------
Citrix Systems, Inc.(a)                          384,157       15,335,547
-------------------------------------------------------------------------
TIBCO Software Inc.(a)                         1,701,137       14,663,801
=========================================================================
                                                               74,934,763
=========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.10%

Legg Mason, Inc.                                 140,359       16,629,734
=========================================================================

BIOTECHNOLOGY-1.84%

Celgene Corp.(a)                                 270,000       11,383,200
-------------------------------------------------------------------------
Cephalon, Inc.(a)(b)                             169,841       11,151,760
-------------------------------------------------------------------------
CV Therapeutics, Inc.(a)(b)                      265,505        5,270,274
=========================================================================
                                                               27,805,234
=========================================================================

BROADCASTING & CABLE TV-0.50%

Univision Communications Inc.-Class A(a)         213,229        7,610,143
=========================================================================

                                                SHARES         VALUE
-------------------------------------------------------------------------


CASINOS & GAMING-2.25%

Harrah's Entertainment, Inc.                     198,032   $   16,167,332
-------------------------------------------------------------------------
Scientific Games Corp.-Class A(a)(b)             468,176       17,832,824
=========================================================================
                                                               34,000,156
=========================================================================

COAL & CONSUMABLE FUELS-1.66%

Aventine Renewable Energy Holdings, Inc.
  (Acquired 12/12/05-02/09/06; Cost
  $8,760,625)(a)(b)(c)                           635,823       23,525,451
-------------------------------------------------------------------------
CONSOL Energy Inc.                                18,000        1,532,880
=========================================================================
                                                               25,058,331
=========================================================================

COMMUNICATIONS EQUIPMENT-1.74%

ADC Telecommunications, Inc.(a)                  495,593       11,096,327
-------------------------------------------------------------------------
Harris Corp.                                     285,374       13,289,867
-------------------------------------------------------------------------
Tellabs, Inc.(a)                                 125,089        1,982,661
=========================================================================
                                                               26,368,855
=========================================================================

COMPUTER STORAGE & PERIPHERALS-0.54%

Network Appliance, Inc.(a)                       219,246        8,127,449
=========================================================================

CONSTRUCTION & ENGINEERING-1.03%

Foster Wheeler Ltd.(a)                           191,200        8,519,872
-------------------------------------------------------------------------
Washington Group International, Inc.(a)          126,777        7,050,069
=========================================================================
                                                               15,569,941
=========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-2.56%

Cummins Inc.                                      73,340        7,664,030
-------------------------------------------------------------------------
Joy Global Inc.                                  205,207       13,480,048
-------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                        354,155       17,562,546
=========================================================================
                                                               38,706,624
=========================================================================

CONSUMER ELECTRONICS-0.72%

Harman International Industries, Inc.            124,568       10,960,738
=========================================================================

CONSUMER FINANCE-1.45%

AmeriCredit Corp.(a)                             725,961       21,982,099
=========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-2.36%

Alliance Data Systems Corp.(a)                   407,693       22,423,115
-------------------------------------------------------------------------
Fidelity National Information Services, Inc.     351,200       13,345,600
=========================================================================
                                                               35,768,715
=========================================================================

DIVERSIFIED CHEMICALS-0.64%

Ashland Inc.                                     147,503        9,708,648
=========================================================================


                                                SHARES         VALUE
-------------------------------------------------------------------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-2.57%

Corrections Corp. of America(a)                  363,400   $   16,309,392
-------------------------------------------------------------------------
Global Cash Access, Inc.(a)                      266,029        5,184,905
-------------------------------------------------------------------------
IHS Inc.-Class A(a)                              613,585       17,376,727
=========================================================================
                                                               38,871,024
=========================================================================

DIVERSIFIED METALS & MINING-1.14%

Phelps Dodge Corp.                               199,854       17,225,416
=========================================================================

DRUG RETAIL-1.02%

Shoppers Drug Mart Corp. (Canada)                389,900       15,484,401
=========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.09%

Cooper Industries, Ltd.-Class A                  180,800       16,534,160
=========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-1.08%

Amphenol Corp.-Class A                           283,740       16,400,172
=========================================================================

ELECTRONIC MANUFACTURING SERVICES-0.77%

Molex Inc.                                       186,327        6,916,458
-------------------------------------------------------------------------
Molex Inc.-Class A                               146,398        4,706,696
=========================================================================
                                                               11,623,154
=========================================================================

GAS UTILITIES-0.49%

Questar Corp.                                     92,089        7,371,724
=========================================================================

HEALTH CARE DISTRIBUTORS-0.94%

Schein (Henry), Inc.(a)                          306,662       14,296,582
=========================================================================

HEALTH CARE EQUIPMENT-1.63%

Hologic, Inc.(a)                                  96,000        4,576,320
-------------------------------------------------------------------------
PerkinElmer, Inc.                                580,000       12,435,200
-------------------------------------------------------------------------
Thermo Electron Corp.(a)                         200,000        7,708,000
=========================================================================
                                                               24,719,520
=========================================================================

HEALTH CARE FACILITIES-1.08%

Community Health Systems Inc.(a)                 203,326        7,368,534
-------------------------------------------------------------------------
Psychiatric Solutions, Inc.(a)                   270,000        8,926,200
=========================================================================
                                                               16,294,734
=========================================================================

HEALTH CARE SERVICES-3.76%

Cerner Corp.(a)(b)                               280,000       11,102,000
-------------------------------------------------------------------------
Covance Inc.(a)                                    9,596          559,927
-------------------------------------------------------------------------
DaVita, Inc.(a)                                  277,381       15,605,455
-------------------------------------------------------------------------
Medco Health Solutions, Inc.(a)                  250,000       13,307,500
-------------------------------------------------------------------------
Omnicare, Inc.                                   287,675       16,314,049
=========================================================================
                                                               56,888,931
=========================================================================

HOTELS, RESORTS & CRUISE LINES-2.06%

Hilton Hotels Corp.                              579,300       15,606,342
-------------------------------------------------------------------------

                                                SHARES         VALUE
-------------------------------------------------------------------------

HOTELS, RESORTS & CRUISE LINES-(CONTINUED)

Starwood Hotels & Resorts Worldwide, Inc.        270,716   $   15,533,684
=========================================================================
                                                               31,140,026
=========================================================================

HOUSEWARES & SPECIALTIES-1.19%

Jarden Corp.(a)                                  529,214       17,993,276
=========================================================================

INSURANCE BROKERS-0.58%

National Financial Partners Corp.                168,389        8,756,228
=========================================================================

INTEGRATED OIL & GAS-0.11%

CNX Gas Corp.(a)(d)                               57,629        1,642,427
=========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.89%

Qwest Communications International Inc.        2,006,860       13,466,031
=========================================================================

INTERNET SOFTWARE & SERVICES-0.08%

Websense, Inc.(a)                                 47,072        1,170,210
=========================================================================

INVESTMENT BANKING & BROKERAGE-1.46%

Schwab (Charles) Corp. (The)                   1,234,912       22,104,925
=========================================================================

IT CONSULTING & OTHER SERVICES-1.05%

Cognizant Technology Solutions Corp.-Class
  A(a)                                           249,827       15,891,496
=========================================================================

LEISURE PRODUCTS-1.08%

SCP Pool Corp.                                   348,713       16,291,871
=========================================================================

MANAGED HEALTH CARE-2.57%

Aveta, Inc. (Acquired 12/21/05-02/21/06; Cost
  $14,477,591)(a)(c)                           1,049,537       17,054,976
-------------------------------------------------------------------------
Coventry Health Care, Inc.(a)                    221,756       11,014,621
-------------------------------------------------------------------------
Humana Inc.(a)                                   240,950       10,886,121
=========================================================================
                                                               38,955,718
=========================================================================

OIL & GAS DRILLING-2.56%

ENSCO International Inc.                         250,000       13,372,500
-------------------------------------------------------------------------
Noble Corp.                                      141,000       11,130,540
-------------------------------------------------------------------------
Todco-Class A                                    310,000       14,219,700
=========================================================================
                                                               38,722,740
=========================================================================

OIL & GAS EQUIPMENT & SERVICES-3.05%

Grant Prideco, Inc.(a)                           300,000       15,360,000
-------------------------------------------------------------------------
National-Oilwell Varco Inc.(a)                   220,000       15,173,400
-------------------------------------------------------------------------
Weatherford International Ltd.(a)                295,000       15,614,350
=========================================================================
                                                               46,147,750
=========================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.77%

Rosetta Resources, Inc.(a)(d)                    765,100       15,401,463
-------------------------------------------------------------------------
Southwestern Energy Co.(a)                       316,000       11,382,320
=========================================================================
                                                               26,783,783
=========================================================================


                                                SHARES         VALUE
-------------------------------------------------------------------------

OIL & GAS REFINING & MARKETING-1.39%

Frontier Oil Corp.(b)                            184,000   $   11,137,520
-------------------------------------------------------------------------
Tesoro Corp.                                     142,000        9,928,640
=========================================================================
                                                               21,066,160
=========================================================================

OIL & GAS STORAGE & TRANSPORTATION-1.01%

Williams Cos., Inc. (The)                        700,000       15,351,000
=========================================================================

PAPER PACKAGING-0.94%

Smurfit-Stone Container Corp.(a)               1,100,363       14,249,701
=========================================================================

PHARMACEUTICALS-1.54%

Adams Respiratory Therapeutics, Inc.(a)          194,000        8,320,660
-------------------------------------------------------------------------
Forest Laboratories, Inc.(a)                     370,000       14,940,600
=========================================================================
                                                               23,261,260
=========================================================================

PUBLISHING-0.81%

R.H. Donnelley Corp.(a)                          217,142       12,188,181
=========================================================================

REAL ESTATE-0.42%

People's Choice Financial Corp. (Acquired
  12/21/04-06/30/05; Cost $11,582,666)(a)(c)   1,167,200        6,419,600
=========================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-1.74%

CB Richard Ellis Group, Inc.-Class A(a)          300,000       26,367,000
=========================================================================

REGIONAL BANKS-2.33%

Centennial Bank Holdings Inc.(a)(d)              874,600       10,022,916
-------------------------------------------------------------------------
Centennial Bank Holdings Inc.(a)                   5,000           57,300
-------------------------------------------------------------------------
Commerce Bancorp, Inc.                           407,405       16,434,718
-------------------------------------------------------------------------
Signature Bank(a)                                249,200        8,814,204
=========================================================================
                                                               35,329,138
=========================================================================

RESTAURANTS-0.94%

Ruby Tuesday, Inc.                               478,424       14,242,683
=========================================================================

SEMICONDUCTOR EQUIPMENT-1.54%

ASML Holding N.V.-New York Shares
  (Netherlands)(a)                               724,579       15,324,846
-------------------------------------------------------------------------
MEMC Electronic Materials, Inc.(a)               195,033        7,918,340
=========================================================================
                                                               23,243,186
=========================================================================

SEMICONDUCTORS-6.48%

Analog Devices, Inc.                             346,925       13,155,396
-------------------------------------------------------------------------
Broadcom Corp.-Class A(a)                        166,193        6,832,194
-------------------------------------------------------------------------
Integrated Device Technology, Inc.(a)          1,017,998       15,493,930
-------------------------------------------------------------------------
Marvell Technology Group Ltd.(a)                 164,672        9,401,124
-------------------------------------------------------------------------
Microchip Technology Inc.                        389,887       14,527,190
-------------------------------------------------------------------------
Microsemi Corp.(a)                               404,003       11,037,362
-------------------------------------------------------------------------

                                                SHARES         VALUE
-------------------------------------------------------------------------

SEMICONDUCTORS-(CONTINUED)

National Semiconductor Corp.                     370,500   $   11,107,590
-------------------------------------------------------------------------
NVIDIA Corp.(a)                                  155,102        4,532,080
-------------------------------------------------------------------------
Spansion Inc.-Class A(a)                         703,146       12,037,860
=========================================================================
                                                               98,124,726
=========================================================================

SOFT DRINKS-0.51%

Hansen Natural Corp.(a)                           60,000        7,767,600
=========================================================================

SPECIALIZED FINANCE-1.12%

Chicago Mercantile Exchange Holdings Inc.         37,080       16,982,640
=========================================================================

SPECIALTY CHEMICALS-0.78%

Nalco Holding Co.(a)                             623,427       11,751,599
=========================================================================

SPECIALTY STORES-1.05%

Office Depot, Inc.(a)                            391,666       15,893,806
=========================================================================

STEEL-0.88%

Allegheny Technologies, Inc.                     192,341       13,336,925
=========================================================================

SYSTEMS SOFTWARE-0.66%

Red Hat, Inc.(a)                                 339,019        9,963,768
=========================================================================

TECHNOLOGY DISTRIBUTORS-0.46%

Avnet, Inc.(a)                                   269,010        7,034,612
=========================================================================

TRADING COMPANIES & DISTRIBUTORS-1.00%

WESCO International, Inc.(a)                     202,105       15,157,875
=========================================================================

WIRELESS TELECOMMUNICATION SERVICES-4.60%

American Tower Corp.-Class A(a)                  950,348       32,444,881
-------------------------------------------------------------------------
Leap Wireless International, Inc.(a)             386,950       17,780,352
-------------------------------------------------------------------------
NII Holdings Inc.(a)                             324,400       19,431,560
=========================================================================
                                                               69,656,793
=========================================================================
    Total Common Stocks & Other Equity
      Interests
      (Cost $1,070,621,917)                                 1,436,832,885
=========================================================================


                                                NUMBER
                                                  OF       EXERCISE   EXPIRATION
                                               CONTRACTS    PRICE        DATE
PUT OPTIONS PURCHASED-0.04%

BIOTECHNOLOGY-0.01%

Cephalon, Inc.                                     729       $65        Jun-06            225,990
=================================================================================================

PHARMACEUTICALS-0.03%

Forest Laboratories, Inc.                        2,570        40        May-06            218,450
-------------------------------------------------------------------------------------------------
Forest Laboratories, Inc.                        1,130        40        Jun-06            186,450
=================================================================================================
                                                                                          404,900
=================================================================================================
    Total Put Options
      Purchased
      (Cost $637,343)                                                                     630,890
=================================================================================================



                                                 SHARES         VALUE
--------------------------------------------------------------------------
MONEY MARKET FUNDS-4.25%

Liquid Assets Portfolio-Institutional
  Class(e)                                     32,157,647   $   32,157,647
--------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(e)    32,157,647       32,157,647
==========================================================================
    Total Money Market Funds (Cost
      $64,315,294)                                              64,315,294
==========================================================================
Total Investments (excluding investments
  purchased with cash collateral from
  securities loaned)-99.21% (Cost
  $1,135,574,554)                                            1,501,779,069
==========================================================================

                                                 SHARES         VALUE
--------------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-2.62%

Liquid Assets Portfolio-Institutional
  Class(e)(f)                                  19,858,693   $   19,858,693
--------------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(e)(f)                                  19,858,693       19,858,693
==========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $39,717,386)                                        39,717,386
==========================================================================
TOTAL INVESTMENTS-101.83% (Cost
  $1,175,291,940)                                            1,541,496,455
==========================================================================
OTHER ASSETS LESS LIABILITIES-(1.83)%                          (27,767,867)
==========================================================================
NET ASSETS-100.00%                                          $1,513,728,588
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security is out on loan at April 30, 2006.
(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at April 30, 2006 was $47,000,027, which represented 3.10% of the Fund's Net Assets. These securities are considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase.
(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at April 30, 2006 was $27,066,806, which represented 1.79% of the Fund's Net Assets. See Note 1A.
(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $1,071,259,260)*  $1,437,463,775
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $104,032,680)                            104,032,680
============================================================
     Total investments (cost $1,175,291,940)   1,541,496,455
============================================================
Foreign currencies, at value (cost $34,699)           35,572
------------------------------------------------------------
Receivables for:
  Investments sold                                47,927,832
------------------------------------------------------------
  Fund shares sold                                 3,857,591
------------------------------------------------------------
  Dividends                                          260,090
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                84,157
------------------------------------------------------------
Other assets                                          71,710
============================================================
     Total assets                              1,593,733,407
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Investments purchased                           29,068,526
------------------------------------------------------------
  Investment purchased from affiliates             5,263,249
------------------------------------------------------------
  Fund shares reacquired                           4,184,842
------------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                                155,206
------------------------------------------------------------
  Collateral upon return of securities
     loaned                                       39,717,386
------------------------------------------------------------
Accrued distribution fees                            631,057
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             3,460
------------------------------------------------------------
Accrued transfer agent fees                          806,317
------------------------------------------------------------
Accrued operating expenses                           174,776
============================================================
     Total liabilities                            80,004,819
============================================================
Net assets applicable to shares outstanding   $1,513,728,588
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                 $1,037,541,282
------------------------------------------------------------
Undistributed net investment income (loss)        (4,356,516)
------------------------------------------------------------
Undistributed net realized gain from
  investment securities and foreign
  currencies                                     114,338,433
------------------------------------------------------------
Unrealized appreciation from investment
  securities and foreign currencies              366,205,389
============================================================
                                              $1,513,728,588
____________________________________________________________
============================================================


NET ASSETS:

Class A                                       $1,034,616,751
____________________________________________________________
============================================================
Class B                                       $  308,415,980
____________________________________________________________
============================================================
Class C                                       $  106,810,516
____________________________________________________________
============================================================
Class R                                       $   13,286,051
____________________________________________________________
============================================================
Investor Class                                $    8,693,269
____________________________________________________________
============================================================
Institutional Class                           $   41,906,021
____________________________________________________________
============================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           51,559,857
____________________________________________________________
============================================================
Class B                                           16,798,173
____________________________________________________________
============================================================
Class C                                            5,823,178
____________________________________________________________
============================================================
Class R                                              667,882
____________________________________________________________
============================================================
Investor Class                                       432,913
____________________________________________________________
============================================================
Institutional Class                                2,031,650
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        20.07
------------------------------------------------------------
  Offering price per share:
     (Net asset value of $20.07 divided by
       94.50%)                                $        21.24
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
     share                                    $        18.36
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
     share                                    $        18.34
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
     share                                    $        19.89
____________________________________________________________
============================================================
Investor Class:
  Net asset value and offering price per
     share                                    $        20.08
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
     share                                    $        20.63
____________________________________________________________
============================================================

* At April 30, 2006, securities with an aggregate value of $38,652,247 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2006
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $18,562)         $  4,799,776
--------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $88,367, after compensation
  to counterparties of $1,261,595)                               1,024,145
==========================================================================
    Total investment income                                      5,823,921
==========================================================================

EXPENSES:

Advisory fees                                                    4,489,961
--------------------------------------------------------------------------
Administrative services fees                                       182,041
--------------------------------------------------------------------------
Custodian fees                                                      62,528
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                        1,124,755
--------------------------------------------------------------------------
  Class B                                                        1,597,189
--------------------------------------------------------------------------
  Class C                                                          482,813
--------------------------------------------------------------------------
  Class R                                                           26,076
--------------------------------------------------------------------------
  Investor Class                                                     9,433
--------------------------------------------------------------------------
Transfer agent fees -- A, B, C, R and Investor                   1,859,768
--------------------------------------------------------------------------
Transfer agent fees -- Institutional                                 4,177
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           23,198
--------------------------------------------------------------------------
Other                                                              241,682
==========================================================================
    Total expenses                                              10,103,621
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                     (39,617)
==========================================================================
    Net expenses                                                10,064,004
==========================================================================
Net investment income (loss)                                    (4,240,083)
==========================================================================

REALIZED AND UNREALIZED GAIN FROM INVESTMENT SECURITIES AND
  FOREIGN CURRENCIES:

Net realized gain from:
  Investment securities (includes gains from securities sold
    to affiliates of $3,261,804)                               116,591,159
--------------------------------------------------------------------------
  Foreign currencies                                                 1,253
==========================================================================
                                                               116,592,412
==========================================================================
Change in net unrealized appreciation of:
  Investment securities                                        155,443,120
--------------------------------------------------------------------------
  Foreign currencies                                                   874
==========================================================================
                                                               155,443,994
==========================================================================
Net gain from investment securities and foreign currencies     272,036,406
==========================================================================
Net increase in net assets resulting from operations          $267,796,323
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2006 and the year ended October 31, 2005 (Unaudited)

                                                                APRIL 30,        OCTOBER 31,
                                                                   2006              2005
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (4,240,083)   $   (9,903,323)
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                   116,592,412       198,651,455
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                 155,443,994       (42,649,993)
==============================================================================================
    Net increase in net assets resulting from operations         267,796,323       146,098,139
==============================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                       (107,817,316)      (50,047,808)
----------------------------------------------------------------------------------------------
  Class B                                                        (44,259,776)      (30,863,202)
----------------------------------------------------------------------------------------------
  Class C                                                        (12,706,404)       (6,304,790)
----------------------------------------------------------------------------------------------
  Class R                                                         (1,177,080)         (466,191)
----------------------------------------------------------------------------------------------
  Investor Class                                                    (945,563)          (46,094)
----------------------------------------------------------------------------------------------
  Institutional Class                                             (3,635,659)         (282,499)
==============================================================================================
    Decrease in net assets resulting from distributions         (170,541,798)      (88,010,584)
==============================================================================================
Share transactions-net:
  Class A                                                        165,021,321       144,724,899
----------------------------------------------------------------------------------------------
  Class B                                                        (27,337,155)      (74,233,309)
----------------------------------------------------------------------------------------------
  Class C                                                         12,519,361        10,965,505
----------------------------------------------------------------------------------------------
  Class R                                                          4,075,517         2,405,509
----------------------------------------------------------------------------------------------
  Investor Class                                                   1,381,718         6,814,869
----------------------------------------------------------------------------------------------
  Institutional Class                                             14,042,018        24,840,069
==============================================================================================
    Net increase in net assets resulting from share
     transactions                                                169,702,780       115,517,542
==============================================================================================
    Net increase in net assets                                   266,957,305       173,605,097
==============================================================================================

NET ASSETS:

  Beginning of period                                          1,246,771,283     1,073,166,186
==============================================================================================
  End of period (including undistributed net investment
    income (loss) of $(4,356,516) and $(116,433),
    respectively)                                             $1,513,728,588    $1,246,771,283
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Capital Development Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

H. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

I. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                                     RATE
-----------------------------------------------------------------------------
First $350 million                                                     0.75%
-----------------------------------------------------------------------------
Over $350 million                                                     0.625%
 ____________________________________________________________________________
=============================================================================


    AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended April 30, 2006, AIM waived fees of $4,789.

    At the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $702.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended April 30, 2006, AIM was paid $182,041.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AISI to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2006, the Fund paid AISI $1,859,768 for Class A, Class B, Class C, Class R and Investor Class shares and $4,177 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of Investor Class shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B, Class C, Class R or Investor Class shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2006, the Class A, Class B, Class C, Class R and Investor Class shares paid $1,124,755, $1,597,189, $482,813, $26,076 and $9,433, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2006, ADI advised the Fund that it retained $113,118 in front-end sales commissions from the sale of Class A shares and $1,936, $43,799, $3,197 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended April 30, 2006.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                       CHANGE IN
                                                                       UNREALIZED
                    VALUE         PURCHASES          PROCEEDS         APPRECIATION        VALUE        DIVIDEND      REALIZED
FUND               10/31/05        AT COST          FROM SALES       (DEPRECIATION)      04/30/06       INCOME      GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $ 24,940,812    $178,841,740     $(171,624,905)         $   --        $ 32,157,647    $466,855       $   --
-------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            24,940,812     178,841,740      (171,624,905)             --          32,157,647     468,923           --
===============================================================================================================================
  Subtotal       $ 49,881,624    $357,683,480     $(343,249,810)         $   --        $ 64,315,294    $935,778       $   --
===============================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                       CHANGE IN
                                                                       UNREALIZED
                    VALUE         PURCHASES          PROCEEDS         APPRECIATION        VALUE         DIVIDEND      REALIZED
FUND               10/31/05        AT COST          FROM SALES       (DEPRECIATION)      04/30/06       INCOME*      GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $ 90,554,944    $ 62,561,031     $(133,257,282)         $   --        $ 19,858,693    $   44,043      $   --
--------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            90,554,944      62,561,031      (133,257,282)             --          19,858,693        44,324          --
================================================================================================================================
  Subtotal       $181,109,888    $125,122,062     $(266,514,564)         $   --        $ 39,717,386    $   88,367      $   --
================================================================================================================================
  Total          $230,991,512    $482,805,542     $(609,764,374)         $   --        $104,032,680    $1,024,145      $   --
________________________________________________________________________________________________________________________________
================================================================================================================================

* Net of compensation to counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2006, the Fund engaged in securities sales of $18,260,853, which resulted in net realized gains of $3,261,804 and securities purchases of $20,447,619.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $34,126.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended April 30, 2006, the Fund paid legal fees of $6,648 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended April 30, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At April 30, 2006, securities with an aggregate value of $38,652,247 were on loan to brokers. The loans were secured by cash collateral of $39,717,386 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended April 30, 2006, the Fund received dividends on cash collateral investments of $88,367 for securities lending transactions, which are net of compensation to counterparties.

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of October 31, 2005.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2006 was $876,486,489 and $908,931,592, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $385,784,581
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (19,633,431)
==============================================================================
Net unrealized appreciation of investment securities              $366,151,150
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $1,175,345,305.

NOTE 11--SHARE INFORMATION

The Fund currently consists of six different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares, Investor Class shares and Institutional Class shares. Investor Class shares of the Fund are offered only to certain grandfathered investors.

    Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares, Investor Class and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about month-end which is at least eight years after the date of purchase.

                                             CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                  YEAR ENDED
                                                                   APRIL 30, 2006(A)              OCTOBER 31, 2005
                                                              ---------------------------    ---------------------------
                                                                SHARES         AMOUNT          SHARES         AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      6,963,836    $ 132,191,956    10,348,935    $ 190,673,466
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,271,029       22,257,581     2,667,018       45,749,438
------------------------------------------------------------------------------------------------------------------------
  Class C                                                        722,293       12,687,244     1,289,052       22,136,153
------------------------------------------------------------------------------------------------------------------------
  Class R                                                        236,251        4,449,453       257,080        4,728,499
------------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                              162,065        3,123,005        91,260        1,700,432
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            826,921       15,773,454       490,561        9,221,195
========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                      5,748,797      101,006,365     2,609,950       47,005,197
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      2,598,978       41,895,527     1,735,416       29,207,054
------------------------------------------------------------------------------------------------------------------------
  Class C                                                        759,875       12,233,990       358,665        6,032,744
------------------------------------------------------------------------------------------------------------------------
  Class R                                                         67,532        1,177,080        25,963          465,263
------------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                               53,056          932,721         2,559           46,094
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            201,601        3,632,851        15,412          282,499
========================================================================================================================
Issued in connection with acquisitions:(c)
  Class A                                                             --               --       799,385       15,219,369
------------------------------------------------------------------------------------------------------------------------
  Class B                                                             --               --       405,707        7,187,683
------------------------------------------------------------------------------------------------------------------------
  Class C                                                             --               --       225,708        3,996,573
------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                      --               --       322,644        6,146,451
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                 --               --       876,136       17,023,454
========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                      2,947,088       56,673,376     3,983,902       73,470,591
------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (3,210,553)     (56,673,376)   (4,272,532)     (73,470,591)
========================================================================================================================
Reacquired:
  Class A                                                     (6,577,785)    (124,850,376)   (9,830,016)    (181,643,724)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,991,734)     (34,816,887)   (4,826,915)     (82,906,893)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                       (706,291)     (12,401,873)   (1,233,703)     (21,199,965)
------------------------------------------------------------------------------------------------------------------------
  Class R                                                        (83,199)      (1,551,016)     (151,929)      (2,788,253)
------------------------------------------------------------------------------------------------------------------------
  Investor Class(b)                                             (142,159)      (2,674,008)      (56,512)      (1,078,108)
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           (292,361)      (5,364,287)      (90,294)      (1,687,079)
========================================================================================================================
                                                               9,555,240    $ 169,702,780     6,043,452    $ 115,517,542
________________________________________________________________________________________________________________________
========================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 7% of the outstanding shares of the Fund. ADI has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
(b)  Investor Class shares commenced sales on November 30, 2004.
(c) As of the open of business on July 18, 2005, the Fund acquired all the net asset os AIM Mid Cap Stock Fund pursuant to a plan of reorganization approved by the Trustees of the Fund March 21-23, 2005 and by the shareholders of AIM Mid Cap Stock Fund on June 28, 2005. The acquisition was accomplished by a tax free exchange of 2,629,580 shares of the Fund for 2,743,238 shares of AIM Mid Cap Stock Fund shares outstanding as of the close of business on July 15, 2005. AIM Mid Cap Stock Fund's net assets at that date of $49,573,530 including $5,830,760 of unrealized appreciation. The aggregate net assets of the Fund immediately before the acquisition were $1,228,658,758.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                  CLASS A
                                          ---------------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                                YEAR ENDED OCTOBER 31,
                                             APRIL 30,       --------------------------------------------------------------------
                                               2006            2005           2004           2003           2002           2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $    18.85       $  17.86       $  16.66       $  12.80       $  14.69       $  21.79
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                   (0.04)(a)      (0.11)(a)      (0.08)(a)      (0.08)(a)      (0.04)(a)      (0.04)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                      3.81           2.52           1.70           3.94          (1.85)         (4.27)
=================================================================================================================================
    Total from investment operations              3.77           2.41           1.62           3.86          (1.89)         (4.31)
=================================================================================================================================
Less distributions from net realized
  gains                                          (2.55)         (1.42)         (0.42)            --             --          (2.79)
=================================================================================================================================
Net asset value, end of period              $    20.07       $  18.85       $  17.86       $  16.66       $  12.80       $  14.69
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                  21.92%         13.87%          9.87%         30.16%        (12.87)%       (21.76)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)    $1,034,617       $800,830       $617,194       $545,691       $456,268       $576,660
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets           1.26%(c)       1.36%          1.40%(d)       1.53%          1.38%          1.33%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                             (0.40)%(c)     (0.58)%        (0.46)%        (0.56)%        (0.29)%        (0.21)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                          66%           120%            74%           101%           120%           130%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $907,260,759.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.41%.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                  CLASS B
                                          ---------------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                                YEAR ENDED OCTOBER 31,
                                             APRIL 30,       --------------------------------------------------------------------
                                               2006            2005           2004           2003           2002           2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $  17.51        $  16.79       $  15.79       $  12.21       $  14.10       $  21.16
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                  (0.10)(a)       (0.22)(a)      (0.18)(a)      (0.16)(a)      (0.14)(a)      (0.15)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                     3.50            2.36           1.60           3.74          (1.75)         (4.12)
=================================================================================================================================
    Total from investment operations             3.40            2.14           1.42           3.58          (1.89)         (4.27)
=================================================================================================================================
Less distributions from net realized
  gains                                         (2.55)          (1.42)         (0.42)            --             --          (2.79)
=================================================================================================================================
Net asset value, end of period               $  18.36        $  17.51       $  16.79       $  15.79       $  12.21       $  14.10
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                 21.44%          13.09%          9.13%         29.32%        (13.40)%       (22.29)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $308,416        $317,492       $376,355       $392,382       $346,456       $454,018
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets          2.01%(c)        2.04%          2.05%(d)       2.18%          2.03%          1.99%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                            (1.15)%(c)      (1.26)%        (1.11)%        (1.21)%        (0.94)%        (0.87)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                         66%            120%            74%           101%           120%           130%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $322,085,105.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.06%.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                               CLASS C
                                          ----------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                             YEAR ENDED OCTOBER 31,
                                             APRIL 30,       ---------------------------------------------------------------
                                               2006           2005          2004          2003          2002          2001
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $  17.50        $ 16.77       $ 15.78       $ 12.20       $ 14.10       $ 21.15
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                  (0.10)(a)      (0.22)(a)     (0.18)(a)     (0.16)(a)     (0.14)(a)     (0.14)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                     3.49           2.37          1.59          3.74         (1.76)        (4.12)
============================================================================================================================
    Total from investment operations             3.39           2.15          1.41          3.58         (1.90)        (4.26)
============================================================================================================================
Less distributions from net realized
  gains                                         (2.55)         (1.42)        (0.42)           --            --         (2.79)
============================================================================================================================
Net asset value, end of period               $  18.34        $ 17.50       $ 16.77       $ 15.78       $ 12.20       $ 14.10
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                 21.39%         13.16%         9.07%        29.34%       (13.48)%      (22.24)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $106,811        $88,316       $73,929       $68,356       $56,298       $66,127
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets          2.01%(c)       2.04%         2.05%(d)      2.18%         2.03%         1.99%
============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                            (1.15)%(c)     (1.26)%       (1.11)%       (1.21)%       (0.94)%       (0.87)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate(e)                         66%           120%           74%          101%          120%          130%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $97,362,794.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.06%.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                          CLASS R
                                          ------------------------------------------------------------------------
                                                                                                     JUNE 3, 2002
                                            SIX MONTHS                                                (DATE SALES
                                               ENDED               YEAR ENDED OCTOBER 31,            COMMENCED) TO
                                             APRIL 30,        --------------------------------        OCTOBER 31,
                                               2006            2005         2004         2003            2002
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $ 18.73         $17.78       $16.62       $12.79          $ 16.62
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)               (0.06)         (0.14)       (0.10)       (0.10)           (0.03)
------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                     3.77           2.51         1.68         3.93            (3.80)
==================================================================================================================
    Total from investment operations             3.71           2.37         1.58         3.83            (3.83)
==================================================================================================================
Less distributions from net realized
  gains                                         (2.55)         (1.42)       (0.42)          --               --
==================================================================================================================
Net asset value, end of period                $ 19.89         $18.73       $17.78       $16.62          $ 12.79
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(b)                                 21.72%         13.69%        9.65%       29.95%          (23.05)%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)      $13,286         $8,379       $5,622       $1,154          $    10
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average net assets          1.51%(c)       1.54%        1.55%(d)     1.68%            1.54%(e)
==================================================================================================================
Ratio of net investment income (loss) to
  average net assets                            (0.65)%(c)     (0.76)%      (0.61)%      (0.71)%          (0.44)%(e)
__________________________________________________________________________________________________________________
==================================================================================================================
Portfolio turnover rate(f)                         66%           120%          74%         101%             120%
__________________________________________________________________________________________________________________
==================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $10,516,950.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.56%.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                        INVESTOR CLASS
                                                              ----------------------------------
                                                                               NOVEMBER 30, 2004
                                                              SIX MONTHS          (DATE SALES
                                                                ENDED            COMMENCED) TO
                                                              APRIL 30,           OCTOBER 31,
                                                                 2006                2005
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $18.87              $18.95
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                                (0.04)              (0.09)
------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          3.80                1.43
================================================================================================
    Total from investment operations                              3.76                1.34
================================================================================================
Less distributions from net realized gains                       (2.55)              (1.42)
================================================================================================
Net asset value, end of period                                  $20.08              $18.87
________________________________________________________________________________________________
================================================================================================
Total return(b)                                                  21.84%               7.43%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $8,693              $6,791
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net assets                           1.26%(c)            1.29%(d)
================================================================================================
Ratio of net investment income (loss) to average net assets      (0.40)%(c)          (0.51)%(d)
________________________________________________________________________________________________
================================================================================================
Portfolio turnover rate(e)                                          66%                120%
________________________________________________________________________________________________
================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $7,609,001.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                             INSTITUTIONAL CLASS
                                                   ------------------------------------------------------------------------
                                                                                                             MARCH 15, 2002
                                                   SIX MONTHS                                                 (DATE SALES
                                                     ENDED                YEAR ENDED OCTOBER 31,             COMMENCED) TO
                                                   APRIL 30,         ---------------------------------        OCTOBER 31,
                                                      2006            2005          2004         2003             2002
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $ 19.27          $ 18.13       $16.83       $12.84          $ 17.25
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                      0.01            (0.01)        0.01         0.01             0.02
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                    3.90             2.57         1.71         3.98            (4.43)
===========================================================================================================================
    Total from investment operations                   3.91             2.56         1.72         3.99            (4.41)
===========================================================================================================================
Less distributions from net realized gains            (2.55)           (1.42)       (0.42)          --               --
===========================================================================================================================
Net asset value, end of period                      $ 20.63          $ 19.27       $18.13       $16.83          $ 12.84
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(b)                                       22.20%           14.52%       10.38%       31.08%          (25.57)%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $41,906          $24,964       $   67       $   10          $     7
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements       0.76%(c)         0.81%        0.86%        0.87%            0.84%(d)
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                     0.76%(c)         0.81%        1.15%        1.25%            0.99%(d)
===========================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                           0.10%(c)        (0.03)%       0.08%        0.10%            0.25%(d)
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate(e)                               66%             120%          74%         101%             120%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $33,859,976.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES

  On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;



    - that certain AIM Funds inadequately employed fair value pricing;



    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and



    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.



  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred or conditionally transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan.

  On March 1, 2006, the MDL Court entered orders on Defendants' Motions to dismiss in the derivative and class action lawsuits. The MDL Court dismissed all derivative causes of action in the derivative lawsuit but two: (i) the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"); and (ii) the "control person liability" claim under Section 48 of the 1940 Act. The MDL Court dismissed all claims asserted in the class action lawsuit but three: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934; (ii) the excessive fee claim under Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and (iii) the "control person liability" claim under Section 48 of the 1940 Act. Based on the MDL Court's March 1, 2006 orders, all claims asserted against the Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the derivative lawsuit. Defendants filed their Original Answer in the class action lawsuit on March 31, 2006. The MDL Court has indefinitely deferred Defendants' obligation to answer the derivative lawsuit.

  On February 27, 2006, Judge Motz for the MDL Court issued a memorandum opinion on the AMVESCAP Defendants' motion to dismiss the ERISA lawsuit. Judge Motz granted the motion in part and denied the motion in part, holding that: (i) Plaintiff has both constitutional and statutory standing to pursue her claims under ERISA sec. 502(a)(2); (ii) Plaintiff lacks standing under ERISA sec. 502(a)(3) to obtain equitable relief; (iii) the motion is granted as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against certain AMVESCAP Defendants; (iv) the motion is denied as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against AMVESCAP and certain other AMVESCAP Defendants. The opinion also: (i) confirmed Plaintiff's abandonment of her claims that defendants engaged in prohibited transactions and/or misrepresentation; (ii) postponed consideration of the duty to monitor and co-fiduciary duty claims until after any possible amendments to the complaints; (iii) stated that Plaintiff may seek leave to amend her complaint within 40 days of the date of filing of the memorandum opinion. On April 4, 2006, Judge Motz entered an Order implementing these rulings in the ERISA (Calderon) lawsuit against the AMVESCAP Defendants. On May 8, 2006, Plaintiff filed a Second Amended Class Action Complaint in order to comply with Judge Motz's Order. The remaining defendants are AVZ, Inc. (as Plan Sponsor) and AMVESCAP National Trust Company (as Plan Trustee and Asset Custodian), and the remaining claims are based on alleged breaches of Defendants' fiduciary duties caused by a failure to prudently and loyally manage Plan assets and failure to provide complete and accurate information to Plan Participants and Beneficiaries. Plaintiff removed certain Defendants and all claims against them, including AMVESCAP Retirement, Inc., IFG and AMVESCAP.

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Jack M. Fields                                                                  11 Greenway Plaza
Carl Frischling                   Todd L. Spillane                              Suite 100
Robert H. Graham                  Chief Compliance Officer                      Houston, TX 77046-1173
Vice Chair
Prema Mathai-Davis                Russell C. Burk                               TRANSFER AGENT
Lewis F. Pennock                  Senior Vice President and Senior Officer      AIM Investment Services, Inc.
Ruth H. Quigley                                                                 P.O. Box 4739
Larry Soll                        John M. Zerr                                  Houston, TX 77210-4739
Raymond Stickel, Jr.              Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President, Treasurer                     Boston, MA 02110-2801
                                  and Principal Financial Officer
                                                                                COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
                                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                  Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                  J. Philip Ferguson                            Kramer, Levin, Naftalis & Frankel LLP
                                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                  Karen Dunn Kelley
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

         DOMESTIC EQUITY                            INTERNATIONAL/GLOBAL EQUITY                        FIXED INCOME

AIM Basic Balanced Fund*                     AIM Asia Pacific Growth Fund               TAXABLE
AIM Basic Value Fund                         AIM China Fund
AIM Capital Development Fund                 AIM Developing Markets Fund                AIM Enhanced Short Bond Fund
AIM Charter Fund                             AIM European Growth Fund                   AIM Floating Rate Fund
AIM Constellation Fund                       AIM European Small Company Fund(1)         AIM High Yield Fund
AIM Diversified Dividend Fund                AIM Global Aggressive Growth Fund          AIM Income Fund
AIM Dynamics Fund                            AIM Global Equity Fund                     AIM Intermediate Government Fund
AIM Large Cap Basic Value Fund               AIM Global Growth Fund                     AIM International Bond Fund
AIM Large Cap Growth Fund                    AIM Global Value Fund                      AIM Limited Maturity Treasury Fund
AIM Mid Cap Basic Value Fund                 AIM Japan Fund                             AIM Money Market Fund
AIM Mid Cap Core Equity Fund(1)              AIM International Core Equity Fund         AIM Short Term Bond Fund
AIM Opportunities I Fund                     AIM International Growth Fund              AIM Total Return Bond Fund
AIM Opportunities II Fund                    AIM International Small Company Fund(1)    Premier Portfolio
AIM Opportunities III Fund                   AIM Trimark Fund                           Premier U.S. Government Money Portfolio
AIM S&P 500 Index Fund
AIM Select Equity Fund                                     SECTOR EQUITY                TAX-FREE
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund                    AIM Advantage Health Sciences Fund         AIM High Income Municipal Fund(1)
AIM Structured Core Fund                     AIM Energy Fund                            AIM Municipal Bond Fund
AIM Structured Growth Fund                   AIM Financial Services Fund                AIM Tax-Exempt Cash Fund
AIM Structured Value Fund                    AIM Global Health Care Fund                AIM Tax-Free Intermediate Fund
AIM Summit Fund                              AIM Global Real Estate Fund                Premier Tax-Exempt Portfolio
AIM Trimark Endeavor Fund                    AIM Gold & Precious Metals Fund
AIM Trimark Small Companies Fund             AIM Leisure Fund                                    AIM ALLOCATION SOLUTIONS
                                             AIM Multi-Sector Fund
                                             AIM Real Estate Fund(1)                    AIM Conservative Allocation Fund
                                             AIM Technology Fund                        AIM Growth Allocation Fund(2)
                                             AIM Utilities Fund                         AIM Moderate Allocation Fund
                                                                                        AIM Moderate Growth Allocation Fund
                                                                                        AIM Moderately Conservative Allocation Fund

                                                                                                  DIVERSIFIED PORTFOLIOS

                                                                                        AIM Income Allocation Fund
                                                                                        AIM International Allocation Fund

                                             ======================================================================================
                                             CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR THIS
                                             AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR
                                             AND READ IT CAREFULLY BEFORE INVESTING.
                                             =======================================================================================

*Domestic equity and income fund

(1)This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus. (2) Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

   If used after July 20, 2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $419 billion in assets under management. Data as of April 30, 2006.


AIMinvestments.com                CDV-SAR-1             A I M Distributors, Inc.



                                   [YOUR GOALS. OUR SOLUTIONS.]--Registered Trademark--
-------------------------------------------------------------------------------------
Mutual    Retirement    Annuities    College    Separately    Offshore    Cash            [AIM INVESTMENTS LOGO APPEARS HERE]
Funds     Products                   Savings    Managed       Products    Management            --Registered Trademark--
                                     Plans      Accounts
-------------------------------------------------------------------------------------

                                                                AIM CHARTER FUND
                              Semiannual Report to Shareholders o April 30, 2006


                                 [COVER IMAGE]


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

===================================================================================================================================
AIM CHARTER FUND SEEKS TO PROVIDE GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of April 30, 2006, and is based on total net assets.
===================================================================================================================================

ABOUT SHARE CLASSES                          o The unmanaged LIPPER LARGE-CAP CORE        The Fund provides a complete list of its
                                             FUND INDEX represents an average of the      holdings four times in each fiscal year,
o Class B shares are not available as an     performance of the 30 largest                at the quarter-ends. For the second and
investment for retirement plans              large-capitalization core equity funds       fourth quarters, the lists appear in the
maintained pursuant to Section 401 of the    tracked by Lipper Inc., an independent       Fund's semiannual and annual reports to
Internal Revenue Code, including 401(k)      mutual fund performance monitor.             shareholders. For the first and third
plans, money purchase pension plans and                                                   quarters, the Fund files the lists with
profit sharing plans. Plans that had         o The Fund is not managed to track the       the Securities and Exchange Commission
existing accounts invested in Class B        performance of any particular index,         (SEC) on Form N-Q. The most recent list
shares prior to September 30, 2003, will     including the indexes defined here, and      of portfolio holdings is available at
continue to be allowed to make additional    consequently, the performance of the Fund    AIMinvestments.com. From our home page,
purchases.                                   may deviate significantly from the           click on Products & Performance, then
                                             performance of the indexes.                  Mutual Funds, then Fund Overview. Select
o Class R shares are available only to                                                    your Fund from the drop-down menu and
certain retirement plans. Please see the     o A direct investment cannot be made in      click on Complete Quarterly Holdings.
prospectus for more information.             an index. Unless otherwise indicated,        Shareholders can also look up the Fund's
                                             index results include reinvested             Forms N-Q on the SEC Web site at sec.gov.
PRINCIPAL RISKS OF INVESTING IN THE FUND     dividends, and they do not reflect sales     Copies of the Fund's Forms N-Q may be
                                             charges. Performance of an index of funds    reviewed and copied at the SEC Public
o The Fund may invest up to 20% of its       reflects fund expenses; performance of a     Reference Room at 450 Fifth Street, N.W.,
assets in the securities of non-U.S.         market index does not.                       Washington, D.C. 20549-0102. You can
issuers. International investing presents                                                 obtain information on the operation of
certain risks not associated with            OTHER INFORMATION                            the Public Reference Room, including
investing solely in the United States.                                                    information about duplicating fee
These include risks relating to              o The returns shown in management's          charges, by calling 202-942-8090 or
fluctuations in the value of the U.S.        discussion of Fund performance are based     800-732-0330,or by electronic request at
dollar relative to the values of other       on net asset values calculated for           the following e-mail address:
currencies, the custody arrangements made    shareholder transactions. Generally          publicinfo@sec.gov. The SEC file numbers
for the fund's foreign holdings,             accepted accounting principles require       for the Fund are 811-01424 and 002-25469.
differences in accounting, political         adjustments to be made to the net assets
risks and the lesser degree of public        of the Fund at period end for financial      A description of the policies and
information required to be provided by       reporting purposes, and as such, the net     procedures that the Fund uses to
non-U.S. companies.                          asset values for shareholder transactions    determine how to vote proxies relating to
                                             and the returns based on those net asset     portfolio securities is available without
ABOUT INDEXES USED IN THIS REPORT            values may differ from the net asset         charge, upon request, from our Client
                                             values and returns reported in the           Services department at 800-959-4246 or on
o The unmanaged STANDARD & POOR'S            Financial Highlights.                        the AIM Web site, AIMinvestments.com. On
COMPOSITE INDEX OF 500 STOCKS (the S&P                                                    the home page, scroll down and click on
500--Registered Trademark--Index) is an      o Industry classifications used in this      AIM Funds Proxy Policy. The information
index of common stocks frequently used as    report are generally according to the        is also available on the SEC Web site,
a general measure of U.S. stock market       Global Industry Classification Standard,     sec.gov.
performance.                                 which was developed by and is the
                                             exclusive property and a service mark of     Information regarding how the Fund voted
o The unmanaged RUSSELL 1000--Registered     Morgan Stanley Capital International Inc.    proxies related to its portfolio
Trademark-- INDEX represents the             and Standard & Poor's.                       securities during the 12 months ended
performance of the stocks of                                                              June 30, 2005, is available at our Web
large-capitalization companies.                                                           site. Go to AIMinvestments.com, access
                                                                                          the About Us tab, click on Required
                                                                                          Notices and then click on Proxy Voting
                                                                                          Activity. Next, select the Fund from the
                                                                                          drop-down menu. The information is also
                                                                                          available on the SEC Web site, sec.gov.

                                                                                          =========================================
                                                                                          FUND NASDAQ SYMBOLS

                                                                                          Class A Shares                      CHTRX
                                                                                          Class B Shares                      BCHTX
                                                                                          Class C Shares                      CHTCX
                                                                                          Class R Shares                      CHRRX
                                                                                          =========================================

=============================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=============================================================================

=========================================================
NOT FDIC INSURED     MAY LOSE VALUE     NO BANK GUARANTEE
=========================================================

AIMinvestments.com

AIM CHARTER FUND

                   DEAR FELLOW SHAREHOLDERS OF THE AIM FAMILY OF FUNDS --Registered Trademark-- :

                   We're pleased to provide you with this semiannual report, which includes a discussion of how your Fund was managed for the six months ended April 30, 2006, and what factors affected its performance. That discussion begins on page 3.

[PHOTO OF             It's been said nothing is certain but death and taxes. We
ROBERT H.          would venture to add that one other thing is certain: Markets
GRAHAM]            change--and change often--in the short term. The period
                   covered in this report is a perfect example. Domestic and
ROBERT H. GRAHAM   global equity markets were generally strong throughout the period, but they became considerably more volatile and negative beginning in May, after the close of the reporting period. Inflation fears were the primary cause of this volatility and negativity:

                      o Amid signs of rising inflation, the U.S. Federal Reserve Board stated that additional interest rate hikes might be needed to address inflation risks.

                      o The dollar remained weak, making imports more expensive and thereby raising inflation.

                      o Oil prices remained at historically high levels, threatening to reduce consumer spending--and possibly slowing the U.S. economy.

[PHOTO OF             While we can't do anything about the ambiguity and
PHILIP             uncertainty surrounding death and taxes, we can suggest an
TAYLOR]            alternative to reacting to fluctuating short-term market
                   conditions: Maintain a diversified portfolio. AIM Investments
PHILIP TAYLOR      --Registered Trademark-- can help by offering a broad product line that gives your advisor the necessary tools to build a portfolio that's right for you regardless of market conditions. AIM offers a comprehensive range of retail mutual funds, including domestic, global and international equity funds, taxable and tax-exempt fixed-income funds, and a variety of allocation portfolios--with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

                      We also believe in the value of a trusted financial
                   advisor; who can create an investment plan you can stick with for the long term. Your advisor can help allocate your portfolio appropriately and review your investments regularly to ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that's based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

                   OUR COMMITMENT TO YOU

                   In the short term, the one sure thing about markets is their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building solutions to help you achieve your investment goals, and we're pleased you've placed your trust in us.

                      Information about investing, the markets and your Fund is
                   always available on our Web site, AIMinvestments.com. If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.


                   Sincerely,

                   /s/ ROBERT H. GRAHAM                     /s/ PHILIP TAYLOR
                   ----------------------------------       --------------------
                   Robert H. Graham                         Philip Taylor
                   President & Vice Chair - AIM Funds       CEO, AIM Investments
                   Chair, AIM Investments


                   June 19, 2006


                   AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM CHARTER FUND

                   DEAR FELLOW AIM FUND SHAREHOLDERS:

                   Having completed a year of transition and change at AIM
                   Funds--as well as my first full year as your board's
                   independent chair--I can assure you that shareholder
[PHOTO OF          interests are at the forefront of every decision your board
BRUCE L.           makes. While regulators and fund companies debate the value
CROCKETT]          of an independent board chair, this structure is working for you. Our new structure has enabled the board to work more
BRUCE L. CROCKETT  effectively with management to achieve benefits for the shareholders, as shown in the highlights of 2005 listed below:

                      o During 2005, management proposed, and your board approved, voluntary advisory fee reductions, which are saving shareholders more than $20 million annually, based on asset levels of March 31, 2005.

                      o Also during 2005, management proposed to your board the merger of 14 funds into other AIM funds with similar objectives. In each case, the goal was for the resulting merged fund to benefit from strengthened management and greater efficiency. Your board carefully analyzed and discussed with management the rationale and proposed terms of each merger to ensure that the mergers were beneficial to the shareholders of all affected funds before approving them. Eight of these mergers were subsequently approved by shareholders of the target funds during 2005. The remaining six fund mergers were approved by shareholders in early 2006.

                      o Your board, through its Investments Committee and Subcommittees, continued to closely monitor the portfolio performance of the funds. During the year, your board reviewed portfolio management changes made by the advisor at 11 funds with the objective of organizing management teams around common processes and shared investment views. Management believes these changes will lead to improved investment performance.

                      In 2006, your board will continue to focus on fund
                   expenses and investment performance. Although many funds have good performance, we are working with management to seek improvements for those funds currently performing below expectations. Eight in-person board meetings and several additional telephone and committee meetings are scheduled to take place this year. I'll inform you of our progress in my next semiannual letter to shareholders.

                      The AIM Funds board is pleased to welcome our newest
                   independent member, Raymond Stickel, Jr., a former partner with the international auditing firm of Deloitte & Touche. We also send our thanks and best wishes to Gerald J. Lewis, who retired from your board in December 2005, and to Edward K. Dunn, Jr., who retired in 2006.

                      Your board welcomes your views. Please mail them to me at
                   AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.


                   Sincerely,

                   /s/ BRUCE L. CROCKETT
                   ---------------------------
                   Bruce L. Crockett
                   Independent Chair
                   AIM Funds Board
                   June 19, 2006

AIM CHARTER FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


======================================================================================    with a special focus on cash flow, we
                                                                                          assess the appreciation potential for
PERFORMANCE SUMMARY                          =========================================    each business.

For the six-month period ended April 30,     FUND VS. INDEXES                               We target a well-diversified, large-cap
2006, AIM Charter Fund produced positive                                                  core portfolio and attempt to use
returns at net asset value, outperforming    CUMULATIVE TOTAL RETURNS, 10/31/05-4/30/06,  individual holding size and sector
its broad market and style-specific          EXCLUDING APPLICABLE SALES CHARGES. IF       weightings to protect against volatility.
indexes. The Fund outperformed the broad     SALES CHARGES WERE INCLUDED, RETURNS         Sector exposure is consistent with a core
market largely due to effective stock        WOULD BE LOWER.                              investment to complement value and growth
picking in the health care and energy                                                     investments. We may also maintain a cash
sectors. The Fund outperformed its           Class A Shares                     11.52%    position to help limit volatility in
style-specific index due primarily to an                                                  certain market environments.
overweight position in the consumer          Class B Shares                     11.08
staples sector, along with effective                                                        We consider selling a stock when:
stock selection in the health care and       Class C Shares                     11.14
consumer discretionary sectors. Both an                                                   o It exceeds our target price
overweight position relative to its          Class R Shares                     11.38
style-specific index and effective stock                                                  o We have not seen a demonstrable
selection in the energy sector worked in     S&P 500 Index (Broad Market Index)  9.63     improvement in fundamentals in 18-24
the Fund's favor.                                                                         months
                                             Russell 1000 Index
   Your Fund's long-term performance         (Style-specific Index)              9.92     o Company fundamentals deteriorate
appears on page 5.
                                             Lipper Large-Cap Core Fund Index             o More compelling investment
                                             (Peer Group Index)                  9.63     opportunities exist

                                             SOURCE: LIPPER INC.                          MARKET CONDITIONS AND YOUR FUND

                                             =========================================    Despite widespread concern about the
                                                                                          potential impact of rising short-term
                                                                                          interest rates, historically high energy
======================================================================================    prices, ongoing concern about a housing
                                                                                          bubble and the long-term economic effects
HOW WE INVEST                                outperform the market over the long term.    of two devastating Gulf Coast hurricanes,
                                             Such companies, we believe, are best         the U.S. economy showed signs of strength
We manage your Fund as a "core" fund,        positioned to weather temporary setbacks     for the period covered by this report.
seeking to provide upside potential and a    and therefore provide the potential for      During the reporting period, the Federal
measure of protection in difficult           both long-term capital appreciation and      Reserve continued its tightening policy,
markets to complement a portfolio's more     lower downside risk.                         raising the key federal funds target rate
aggressive value and growth investments.                                                  to 4.75%, and also ushered in Ben
                                                We conduct quantitative research to       Bernanke as the new chairman. Early in
   We believe a portfolio of attractively    identify growing companies whose stock       the reporting period, investors worried
valued companies with consistent free        prices may be experiencing some near-term    about overheating home
cash flow and management teams that          distress. By further applying rigorous
effectively allocate excess cash to the      fundamental research, including analysis
benefit of shareholders can                  of company financial statements
                                                                                                                        (continued)

=========================================    =========================================    =========================================

PORTFOLIO COMPOSITION                        TOP 10 INDUSTRIES*                           TOP 10 EQUITY HOLDINGS*

By sector                                     1. Pharmaceuticals                 11.0%     1. Tyco International Ltd.          2.7%

Information Technology              16.6%     2. Property & Casualty Insurance    6.6      2. Exxon Mobil Corp.                2.3

Financials                          16.0      3. Packaged Foods & Meats           4.6      3. Cadbury Schweppes PLC
                                                                                              (United Kingdom)                 2.3
Consumer Staples                    14.9      4. Industrial Conglomerates         4.3
                                                                                           4. Waste Management, Inc.           2.2
Health Care                         13.8      5. Systems Software                 4.2
                                                                                           5. Merck & Co. Inc.                 2.1
Industrials                         11.5      6. Integrated Oil & Gas             3.6
                                                                                           6. Berkshire Hathaway Inc.
Consumer Discretionary               9.4      7. Semiconductors                   3.5         --Class A                        2.1

Energy                               7.4      8. Personal Products                3.5      7. Heineken N.V. (Netherlands)      1.9

Telecommunication Services           2.9      9. Communications Equipment         3.3      8. Xerox Corp.                      1.9

Utilities                            1.2     10. Oil & Gas Equipment & Services   3.3      9. Estee Lauder Cos. Inc.
                                                                                              (The)--Class A                   1.9
Money Market Funds Plus Other
Assets Less Liabilities              6.3                                                  10. GlaxoSmithKline PLC
                                                                                              (United Kingdom)                 1.9

                                                                                           TOTAL NET ASSETS           $7.2 BILLION
The Fund's holdings are subject to change, and there is no assurance that the Fund
will continue to hold any particular security.                                             TOTAL NUMBER OF HOLDINGS*            77

*Excluding money market fund holdings.

=========================================    =========================================    =========================================

AIM CHARTER FUND

prices and the impact that rising            (IT) holdings INTEL and SYMANTEC. Intel      The views and opinions expressed in
interest rates and a flattening yield        has suffered as a result of increased        management's discussion of Fund
curve could have on company profits.         competition and decreased market share in    performance are those of A I M Advisors,
After a weak 1.7% gross domestic product     the microchip and server markets. This       Inc. These views and opinions are subject
(GDP) number in the fourth quarter of        loss of market share contributed to a        to change at any time based on factors
2005, GDP for the first quarter of 2006      reduction in revenues and a resulting        such as market and economic conditions.
rebounded to 5.3%, led by an increase in     decline in gross margins, which has          These views and opinions may not be
business investment and a pickup in          investors questioning the firm's future      relied upon as investment advice or
consumer spending.                           prospects. Symantec experienced price        recommendations, or as an offer for a
                                             weakness on questions regarding its          particular security. The information is
   During the reporting period, Fund         acquisition of data storage firm VERITAS,    not a complete analysis of every aspect
performance benefited from effective         softening computer sales and a               of any market, country, industry,
stock selection and overweight positions     pre-announcement of weak results for the     security or the Fund. Statements of fact
relative to the style-specific index in      third quarter of 2005.                       are from sources considered reliable, but
the energy and consumer staples sectors,                                                  A I M Advisors, Inc. makes no
as well as from exposure to select names        During the reporting period, we took      representation or warranty as to their
in the health care and consumer              advantage of the strength in many of our     completeness or accuracy. Although
discretionary sectors. Pharmaceutical        energy names by trimming the Fund's          historical performance is no guarantee of
manufacturer MERCK was a top contributor     exposure to the sector based on valuation    future results, these insights may help
to performance. A little over a year ago,    concerns. We used some of these profits      you understand our investment management
Merck's stock price experienced a            to purchase consumer staples holdings        philosophy.
significant decline on reports that one      that we believed offered a better
of its leading drugs, Vioxx--Registered      risk/reward profile.                                See important Fund and index
Trademark--, was linked with an increased                                                  disclosures on the inside front cover.
chance of heart attack and stroke. Merck        At the end of the reporting period,
has been involved in several lawsuits        the impact of market movements and our                          RONALD S. SLOAN,
based on these claims, with mixed            allocation decisions resulted in             [SLOAN             Chartered Financial
outcomes that, on average, have been         overweight positions relative to the         PHOTO]             Analyst, senior
positive for Merck. Recently the company     style-specific index primarily in the                           portfolio manager, is
announced an ambitious cost-savings          consumer staples and information                                lead portfolio manager
campaign driven by consolidating             technology sectors, while the consumer       of AIM Charter Fund. Mr. Sloan has been
manufacturing operations and making sales    discretionary and financials sectors         in the investment industry since 1971. He
and marketing operations more efficient.     represented our most significant             joined AIM in 1998. Mr. Sloan attended
Management's goal is to drive                underweight positions relative to the        the University of Missouri, where he
double-digit earnings growth over the        style-specific index. Additionally,          earned both a B.S. in business
next five years, resulting from these        consistent with our mandate and process,     administration and an M.B.A.
cost savings and generation of revenue       the Fund has gained exposure to foreign
from sales of existing and new products.     stocks from both direct ownership of         Assisted by the Mid-Large Cap Core Team
Additionally, Merck has promising            shares and from American Depositary
products in its development pipeline that    Receipts, where we believe the investment
may help generate strong revenues and        merits of individual names present a
cash flow in the future.                     compelling risk/reward tradeoff. The
                                             level of ownership in foreign stocks is
   Another top contributor to performance    below our 20% limitation as presented in
for the reporting period was TENARIS SA,     the Fund's prospectus.
a producer of tubular steel products used
in offshore deep-well oil and gas            IN CLOSING
drilling. The company, domiciled in
Argentina, has become the premier            Thank you for investing in AIM Charter
supplier of drilling pipe to the             Fund. We continually strive to provide a
international exploration and production     Fund that can serve as the core of a
community, partly due to its successful      portfolio and add stability and constancy
integration of steel production              to balance more aggressive equity
facilities into its business, which          investments. We believe we can provide
allows the firm to control product           that to shareholders by choosing stocks
quality and to fabricate custom orders       that the market has temporarily punished                         [RIGHT ARROW GRAPHIC]
for special projects. This in-house          or undervalued and by purchasing
capability has allowed the company to        companies with strong cash flow, clean
grow its revenues and margins.               balance sheets and management teams with   FOR A PRESENTATION OF YOUR FUND'S LONG-TERM
                                             a history of sound stewardship of cash.    PERFORMANCE, PLEASE SEE PAGE 5.
   Fund performance was negatively
affected in part by declines in
information technology

AIM CHARTER FUND

YOUR FUND'S LONG-TERM PERFORMANCE

======================================       ===========================================
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS
As of 4/30/06, including applicable          As of 3/31/06, most recent calendar quarter-
sales charges                                end, including applicable sales charges

CLASS A SHARES                               CLASS A SHARES
Inception (11/26/68)           11.68%        Inception (11/26/68)                 11.68%
10 Years                        6.36         10 Years                              6.52
 5 Years                        0.70          5 Years                              2.77
 1 Year                         8.81          1 Year                               5.56

CLASS B SHARES                               CLASS B SHARES
Inception (6/26/95)             7.58%        Inception (6/26/95)                   7.55%
10 Years                        6.33         10 Years                              6.49
 5 Years                        0.74          5 Years                              2.84
 1 Year                         9.25          1 Year                               5.90

CLASS C SHARES                               CLASS C SHARES
Inception (8/4/97)              3.11%        Inception (8/4/97)                    3.05%
 5 Years                        1.12          5 Years                              3.19
 1 Year                        13.30          1 Year                               9.87

CLASS R SHARES                               CLASS R SHARES
10 Years                        6.72%        10 Years                              6.89%
 5 Years                        1.59          5 Years                              3.69
 1 Year                        14.79          1 Year                              11.38

======================================       ===========================================

CLASS R SHARES' INCEPTION DATE IS JUNE       FORMANCE. PERFORMANCE FIGURES REFLECT        CLASS B SHARES DECLINES FROM 5%
3, 2002. RETURNS SINCE THAT DATE ARE         REINVESTED DISTRIBUTIONS, CHANGES IN NET     BEGINNING AT THE TIME OF PURCHASE TO 0%
HISTORICAL RETURNS. ALL OTHER RETURNS        ASSET VALUE AND THE EFFECT OF THE            AT THE BEGINNING OF THE SEVENTH YEAR.
ARE BLENDED RETURNS OF HISTORICAL CLASS      MAXIMUM SALES CHARGE UNLESS OTHERWISE        THE CDSC ON CLASS C SHARES IS 1% FOR THE
R SHARE PERFORMANCE AND RESTATED CLASS A     STATED. PERFORMANCE FIGURES DO NOT           FIRST YEAR AFTER PURCHASE. CLASS R
SHARE PERFORMANCE (FOR PERIODS PRIOR TO      REFLECT DEDUCTION OF TAXES A SHAREHOLDER     SHARES DO NOT HAVE A FRONT-END SALES
THE INCEPTION DATE OF CLASS R SHARES) AT     WOULD PAY ON FUND DISTRIBUTIONS OR SALE      CHARGE; RETURNS SHOWN ARE AT NET ASSET
NET ASSET VALUE, ADJUSTED TO REFLECT THE     OF FUND SHARES. INVESTMENT RETURN AND        VALUE AND DO NOT REFLECT A 0.75% CDSC
HIGHER RULE 12b-1 FEES APPLICABLE TO         PRINCIPAL VALUE WILL FLUCTUATE SO THAT       THAT MAY BE IMPOSED ON A TOTAL
CLASS R SHARES.                              YOU MAY HAVE A GAIN OR LOSS WHEN YOU         REDEMPTION OF RETIREMENT PLAN ASSETS
                                             SELL SHARES.                                 WITHIN THE FIRST YEAR.
   THE PERFORMANCE DATA QUOTED REPRESENT
PAST PERFORMANCE AND CANNOT GUARANTEE           CLASS A SHARE PERFORMANCE REFLECTS           THE PERFORMANCE OF THE FUND'S SHARE
COMPARABLE FUTURE RESULTS; CURRENT           THE MAXIMUM 5.50% SALES CHARGE, AND          CLASSES WILL DIFFER DUE TO DIFFERENT
PERFORMANCE MAY BE LOWER OR HIGHER.          CLASS B AND CLASS C SHARE PERFORMANCE        SALES CHARGE STRUCTURES AND CLASS
PLEASE VISIT AIMinvestments.com FOR THE      REFLECTS THE APPLICABLE CONTINGENT           EXPENSES.
MOST RECENT MONTH-END PER-                   DEFERRED SALES CHARGE (CDSC) FOR THE
                                             PERIOD INVOLVED. THE CDSC ON

AIM CHARTER FUND

CALCULATING YOUR ONGOING FUND EXPENSES



EXAMPLE                                      the expenses that you paid over the             The hypothetical account values and
                                             period. Simply divide your account value     expenses may not be used to estimate the
As a shareholder of the Fund, you incur      by $1,000 (for example, an $8,600            actual ending account balance or
two types of costs: (1) transaction          account value divided by $1,000 = 8.6),      expenses you paid for the period. You
costs, which may include sales charges       then multiply the result by the number       may use this information to compare the
(loads) on purchase payments; contingent     in the table under the heading entitled      ongoing costs of investing in the Fund
deferred sales charges on redemptions;       "Actual Expenses Paid During Period" to      and other funds. To do so, compare this
and redemption fees, if any; and (2)         estimate the expenses you paid on your       5% hypothetical example with the 5%
ongoing costs, including management          account during this period.                  hypothetical examples that appear in the
fees; distribution and/or service fees                                                    shareholder reports of the other funds.
(12b-1); and other Fund expenses. This       HYPOTHETICAL EXAMPLE FOR COMPARISON
example is intended to help you              PURPOSES                                        Please note that the expenses shown
understand your ongoing costs (in                                                         in the table are meant to highlight your
dollars) of investing in the Fund and to     The table below also provides                ongoing costs only and do not reflect
compare these costs with ongoing costs       information about hypothetical account       any transactional costs, such as sales
of investing in other mutual funds. The      values and hypothetical expenses based       charges (loads) on purchase payments,
example is based on an investment of         on the Fund's actual expense ratio and       contingent deferred sales charges on
$1,000 invested at the beginning of the      an assumed rate of return of 5% per year     redemptions, and redemption fees, if
period and held for the entire period        before expenses, which is not the Fund's     any. Therefore, the hypothetical
November 1, 2005, through April 30,          actual return. The Fund's actual             information is useful in comparing
2006.                                        cumulative total returns at net asset        ongoing costs only, and will not help
                                             value after expenses for the six months      you determine the relative total costs
ACTUAL EXPENSES                              ended April 30, 2006, appear in the          of owning different funds. In addition,
                                             table "Fund vs. Indexes" on page 3.          if these transactional costs were
The table below provides information                                                      included, your costs would have been
about actual account values and actual                                                    higher.
expenses. You may use the information in
this table, together with the amount you
invested, to estimate

====================================================================================================================================

                                                                                HYPOTHETICAL
                                               ACTUAL                (5% ANNUAL RETURN BEFORE EXPENSES)

                    BEGINNING          ENDING           EXPENSES           ENDING           EXPENSES         ANNUALIZED
    SHARE         ACCOUNT VALUE     ACCOUNT VALUE      PAID DURING      ACCOUNT VALUE      PAID DURING         EXPENSE
    CLASS           (11/1/05)       (4/30/06)(1)        PERIOD(2)         (4/30/06)         PERIOD(2)           RATIO
      A             $1,000.00         $1,115.20          $6.40            $1,018.74          $6.11              1.22%
      B              1,000.00          1,110.80          10.31             1,015.03           9.84              1.97
      C              1,000.00          1,111.40          10.31             1,015.03           9.84              1.97
      R              1,000.00          1,113.80           7.70             1,017.50           7.35              1.47

(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2005, through April
    30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended April 30, 2006, appear in the table "Fund vs. Indexes" on page 3.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

                                            [ARROW
                                            BUTTON    For More Information Visit
                                            IMAGE]        AIMinvestments.com

AIM CHARTER FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Equity          services to be provided by AIM was          has agreed to waive advisory fees of the
Funds (the "Board") oversees the             appropriate and that AIM currently is       Fund, as discussed below. Based on this
management of AIM Charter Fund (the          providing satisfactory services in          review, the Board concluded that the
"Fund") and, as required by law,             accordance with the terms of the            advisory fee rate for the Fund under the
determines annually whether to approve       Advisory Agreement.                         Advisory Agreement was fair and
the continuance of the Fund's advisory                                                   reasonable.
agreement with A I M Advisors, Inc.          o The performance of the Fund relative
("AIM"). Based upon the recommendation       to comparable funds. The Board reviewed     o Expense limitations and fee waivers.
of the Investments Committee of the          the performance of the Fund during the      The Board noted that AIM has
Board at a meeting held on June 30,          past one, three and five calendar years     contractually agreed to waive advisory
2005, the Board, including all of the        against the performance of funds advised    fees of the Fund through December 31,
independent trustees, approved the           by other advisors with investment           2009 to the extent necessary so that the
continuance of the advisory agreement        strategies comparable to those of the       advisory fees payable by the Fund do not
(the "Advisory Agreement") between the       Fund. The Board noted that the Fund's       exceed a specified maximum advisory fee
Fund and AIM for another year, effective     performance was below the median            rate, which maximum rate includes
July 1, 2005.                                performance of such comparable funds for    breakpoints and is based on net asset
                                             the one and five year periods and above     levels. The Board considered the
   The Board considered the factors          such median performance for the three       contractual nature of this fee waiver
discussed below in evaluating the            year period. Based on this review, the      and noted that it remains in effect
fairness and reasonableness of the           Board concluded that no changes should      until December 31, 2009. The Board
Advisory Agreement at the meeting on         be made to the Fund and that it was not     considered the effect this fee waiver
June 30, 2005 and as part of the Board's     necessary to change the Fund's portfolio    would have on the Fund's estimated
ongoing oversight of the Fund. In their      management team at this time.               expenses and concluded that the levels
deliberations, the Board and the                                                         of fee waivers/expense limitations for
independent trustees did not identify        o The performance of the Fund relative      the Fund were fair and reasonable.
any particular factor that was               to indices. The Board reviewed the
controlling, and each trustee attributed     performance of the Fund during the past
different weights to the various             one, three and five calendar years          o Breakpoints and economies of scale.
factors.                                     against the performance of the Lipper       The Board reviewed the structure of the
                                             Large-Cap Core Index. The Board noted       Fund's advisory fee under the Advisory
   One of the responsibilities of the        that the Fund's performance was             Agreement, noting that it includes two
Senior Officer of the Fund, who is           comparable to the performance of such       breakpoints. The Board reviewed the
independent of AIM and AIM's affiliates,     Index for the one year period, above        level of the Fund's advisory fees, and
is to manage the process by which the        such Index for the three year period,       noted that such fees, as a percentage of
Fund's proposed management fees are          and below such Index for the five year      the Fund's net assets, have decreased as
negotiated to ensure that they are           period. Based on this review, the Board     net assets increased because the
negotiated in a manner which is at arm's     concluded that no changes should be made    Advisory Agreement includes breakpoints.
length and reasonable. To that end, the      to the Fund and that it was not             The Board noted that AIM has
Senior Officer must either supervise a       necessary to change the Fund's portfolio    contractually agreed to waive advisory
competitive bidding process or prepare       management team at this time.               fees of the Fund through December 31,
an independent written evaluation. The                                                   2009 to the extent necessary so that the
Senior Officer has recommended an            o Meeting with the Fund's portfolio         advisory fees payable by the Fund do not
independent written evaluation in lieu       managers and investment personnel. With     exceed a specified maximum advisory fee
of a competitive bidding process and,        respect to the Fund, the Board is           rate, which maximum rate includes
upon the direction of the Board, has         meeting periodically with such Fund's       breakpoints and is based on net asset
prepared such an independent written         portfolio managers and/or other             levels. The Board concluded that the
evaluation. Such written evaluation also     investment personnel and believes that      Fund's fee levels under the Advisory
considered certain of the factors            such individuals are competent and able     Agreement therefore reflect economies of
discussed below. In addition, as             to continue to carry out their              scale and that it was not necessary to
discussed below, the Senior Officer made     responsibilities under the Advisory         change the advisory fee breakpoints in
certain recommendations to the Board in      Agreement.                                  the Fund's advisory fee schedule.
connection with such written evaluation.
                                             o Overall performance of AIM. The Board     o Investments in affiliated money market
   The discussion below serves as a          considered the overall performance of       funds. The Board also took into account
summary of the Senior Officer's              AIM in providing investment advisory and    the fact that uninvested cash and cash
independent written evaluation and           portfolio administrative services to the    collateral from securities lending
recommendations to the Board in              Fund and concluded that such performance    arrangements (collectively, "cash
connection therewith, as well as a           was satisfactory.                           balances") of the Fund may be invested
discussion of the material factors and                                                   in money market funds advised by AIM
the conclusions with respect thereto         o Fees relative to those of clients of      pursuant to the terms of an SEC
that formed the basis for the Board's        AIM with comparable investment              exemptive order. The Board found that
approval of the Advisory Agreement.          strategies. The Board reviewed the          the Fund may realize certain benefits
After consideration of all of the            advisory fee rate for the Fund under the    upon investing cash balances in AIM
factors below and based on its informed      Advisory Agreement. The Board noted         advised money market funds, including a
business judgment, the Board determined      that, based on the Fund's current assets    higher net return, increased liquidity,
that the Advisory Agreement is in the        and taking account of the breakpoints in    increased diversification or decreased
best interests of the Fund and its           the Fund's advisory fee schedule, this      transaction costs. The Board also found
shareholders and that the compensation       rate (i) was comparable to the advisory     that the Fund will not receive reduced
to AIM under the Advisory Agreement is       fee rates for a variable insurance fund     services if it invests its cash balances
fair and reasonable and would have been      advised by AIM and offered to insurance     in such money market funds. The Board
obtained through arm's length                company separate accounts with              noted that, to the extent the Fund
negotiations.                                investment strategies comparable to         invests in affiliated money market
                                             those of the Fund; and (ii) was higher      funds, AIM has voluntarily agreed to
o The nature and extent of the advisory      than the sub-advisory fee rates for an      waive a portion of the advisory fees it
services to be provided by AIM. The          unaffiliated mutual fund for which an       receives from the Fund attributable to
Board reviewed the services to be            AIM affiliate serves as sub-advisor,        such investment. The Board further
provided by AIM under the Advisory           although the total management fees paid     determined that the proposed securities
Agreement. Based on such review, the         by such unaffiliated mutual fund were       lending program and related procedures
Board concluded that the range of            higher than the advisory fee rate for       with respect to the lending Fund is in
services to be provided by AIM under the     the Fund. The Board noted that AIM has      the best interests of the lending Fund
Advisory Agreement was appropriate and       agreed to waive advisory fees of the        and its respective shareholders. The
that AIM currently is providing services     Fund, as discussed below. Based on this     Board therefore concluded that the
in accordance with the terms of the          review, the Board concluded that the        investment of cash collateral received
Advisory Agreement.                          advisory fee rate for the Fund under the    in connection with the securities
                                             Advisory Agreement was fair and             lending program in the money market
o The quality of services to be provided     reasonable.                                 funds according to the procedures is in
by AIM. The Board reviewed the                                                           the best interests of the lending Fund
credentials and experience of the            o Fees relative to those of comparable      and its respective shareholders.
officers and employees of AIM who will       funds with other advisors. The Board
provide investment advisory services to      reviewed the advisory fee rate for the      o Independent written evaluation and
the Fund. In reviewing the                   Fund under the Advisory Agreement. The      recommendations of the Fund's Senior
qualifications of AIM to provide             Board compared effective contractual        Officer. The Board noted that, upon
investment advisory services, the Board      advisory fee rates at a common asset        their direction, the Senior Officer of
reviewed the qualifications of AIM's         level and noted that the Fund's rate was    the Fund, who is independent of AIM and
investment personnel and considered such     above the median rate of the funds          AIM's affiliates, had prepared an
issues as AIM's portfolio and product        advised by other advisors with              independent written evaluation in order
review process, various back office          investment strategies comparable to         to assist the
support functions provided by AIM and        those of the Fund that the Board
AIM's equity and fixed income trading        reviewed. The Board noted that AIM
operations. Based on the review of these
and other factors, the Board concluded
that the quality of

                                                                                                                        (continued)

AIM CHARTER FUND




Board in determining the reasonableness       the Board considered the fact that AIM,     investment strategies comparable to
of the proposed management fees of the        along with others in the mutual fund        those of the Fund. The Board noted that
AIM Funds, including the Fund. The Board      industry, is subject to regulatory          the Fund's performance was below the
noted that the Senior Officer's written       inquiries and litigation related to a       median performance of such comparable
evaluation had been relied upon by the        wide range of issues. The Board also        funds for the one and five year periods
Board in this regard in lieu of a             considered the governance and compliance    and above such median performance for
competitive bidding process. In               reforms being undertaken by AIM and its     the three year period. Based on this
determining whether to continue the           affiliates, including maintaining an        review, the Board concluded that no
Advisory Agreement for the Fund, the          internal controls committee and             changes should be made to the Fund and
Board considered the Senior Officer's         retaining an independent compliance         that it was not necessary to change the
written evaluation and the                    consultant, and the fact that AIM has       Fund's portfolio management team at this
recommendation made by the Senior             undertaken to cause the Fund to operate     time.
Officer to the Board that the Board           in accordance with certain governance
consider implementing a process to            policies and practices. The Board           o The performance of the Fund relative
assist them in more closely monitoring        concluded that these actions indicated a    to indices. The Board reviewed the
the performance of the AIM Funds. The         good faith effort on the part of AIM to     performance of the Fund during the past
Board concluded that it would be              adhere to the highest ethical standards,    one, three and five calendar years
advisable to implement such a process as      and determined that the current             against the performance of the Lipper
soon as reasonably practicable.               regulatory and litigation environment to    Large-Cap Core Index. The Board noted
                                              which AIM is subject should not prevent     that the Fund's performance was
o Profitability of AIM and its                the Board from continuing the Advisory      comparable to the performance of such
affiliates. The Board reviewed                Agreement for the Fund.                     Index for the one year period, above
information concerning the profitability                                                  such Index for the three year period,
of AIM's (and its affiliates')                APPROVAL OF SUB-ADVISORY AGREEMENT          and below such Index for the five year
investment advisory and other activities                                                  period. Based on this review, the Board
and its financial condition. The Board        The Board oversees the management of the    concluded that no changes should be made
considered the overall profitability of       Fund and, as required by law, determines    to the Fund and that it was not
AIM, as well as the profitability of AIM      annually whether to approve the             necessary to change the Fund's portfolio
in connection with managing the Fund.         continuance of the Fund's sub-advisory      management team at this time.
The Board noted that AIM's operations         agreement. Based upon the recommendation
remain profitable, although increased         of the Investments Committee of the         o Meetings with the Fund's portfolio
expenses in recent years have reduced         Board at a meeting held on June 30,         managers and investment personnel. The
AIM's profitability. Based on the review      2005, the Board, including all of the       Board is meeting periodically with the
of the profitability of AIM's and its         independent trustees, approved the          Fund's portfolio managers and/or other
affiliates' investment advisory and           continuance of the sub-advisory             investment personnel and believes that
other activities and its financial            agreement (the "Sub-Advisory Agreement")    such individuals are competent and able
condition, the Board concluded that the       between A I M Capital Management, Inc.      to continue to carry out their
compensation to be paid by the Fund to        (the "Sub-Advisor") and AIM with respect    responsibilities under the Sub-Advisory
AIM under its Advisory Agreement was not      to the Fund for another year, effective     Agreement.
excessive.                                    July 1, 2005.
                                                                                          o Overall performance of the
o Benefits of soft dollars to AIM. The           The Board considered the factors         Sub-Advisor. The Board considered the
Board considered the benefits realized        discussed below in evaluating the           overall performance of the Sub-Advisor
by AIM as a result of brokerage               fairness and reasonableness of the          in providing investment advisory
transactions executed through "soft           Sub-Advisory Agreement at the meeting on    services to the Fund and concluded that
dollar" arrangements. Under these             June 30, 2005 and as part of the Board's    such performance was satisfactory.
arrangements, brokerage commissions paid      ongoing oversight of the Fund. In their
by the Fund and/or other funds advised        deliberations, the Board and the            o Advisory fees, expense limitations and
by AIM are used to pay for research and       independent trustees did not identify       fee waivers, and breakpoints and
execution services. This research is          any particular factor that was              economies of scale. In reviewing these
used by AIM in making investment              controlling, and each trustee attributed    factors, the Board considered only the
decisions for the Fund. The Board             different weights to the various            advisory fees charged to the Fund by AIM
concluded that such arrangements were         factors.                                    and did not consider the sub-advisory
appropriate.                                                                              fees paid by AIM to the Sub-Advisor. The
                                                 The discussion below serves as a         Board believes that this approach is
o AIM's financial soundness in light of       discussion of the material factors and      appropriate because the sub-advisory
the Fund's needs. The Board considered        the conclusions with respect thereto        fees have no effect on the Fund or its
whether AIM is financially sound and has      that formed the basis for the Board's       shareholders, as they are paid by AIM
the resources necessary to perform its        approval of the Sub-Advisory Agreement.     rather than the Fund. Furthermore, AIM
obligations under the Advisory                After consideration of all of the           and the Sub-Advisor are affiliates and
Agreement, and concluded that AIM has         factors below and based on its informed     the Board believes that the allocation
the financial resources necessary to          business judgment, the Board determined     of fees between them is a business
fulfill its obligations under the             that the Sub-Advisory Agreement is in       matter, provided that the advisory fees
Advisory Agreement.                           the best interests of the Fund and its      charged to the Fund are fair and
                                              shareholders.                               reasonable.
o Historical relationship between the
Fund and AIM. In determining whether to       o The nature and extent of the advisory     o Profitability of AIM and its
continue the Advisory Agreement for the       services to be provided by the              affiliates. The Board reviewed
Fund, the Board also considered the           Sub-Advisor. The Board reviewed the         information concerning the profitability
prior relationship between AIM and the        services to be provided by the              of AIM's (and its affiliates')
Fund, as well as the Board's knowledge        Sub-Advisor under the Sub-Advisory          investment advisory and other activities
of AIM's operations, and concluded that       Agreement. Based on such review, the        and its financial condition. The Board
it was beneficial to maintain the             Board concluded that the range of           considered the overall profitability of
current relationship, in part, because        services to be provided by the              AIM, as well as the profitability of AIM
of such knowledge. The Board also             Sub-Advisor under the Sub-Advisory          in connection with managing the Fund.
reviewed the general nature of the            Agreement was appropriate and that the      The Board noted that AIM's operations
non-investment advisory services              Sub-Advisor currently is providing          remain profitable, although increased
currently performed by AIM and its            services in accordance with the terms of    expenses in recent years have reduced
affiliates, such as administrative,           the Sub-Advisory Agreement.                 AIM's profitability. Based on the review
transfer agency and distribution                                                          of the profitability of AIM's and its
services, and the fees received by AIM        o The quality of services to be provided    affiliates' investment advisory and
and its affiliates for performing such        by the Sub-Advisor. The Board reviewed      other activities and its financial
services. In addition to reviewing such       the credentials and experience of the       condition, the Board concluded that the
services, the trustees also considered        officers and employees of the               compensation to be paid by the Fund to
the organizational structure employed by      Sub-Advisor who will provide investment     AIM under its Advisory Agreement was not
AIM and its affiliates to provide those       advisory services to the Fund. Based on     excessive.
services. Based on the review of these        the review of these and other factors,
and other factors, the Board concluded        the Board concluded that the quality of     o The Sub-Advisor's financial soundness
that AIM and its affiliates were              services to be provided by the              in light of the Fund's needs. The Board
qualified to continue to provide              Sub-Advisor was appropriate, and that       considered whether the Sub-Advisor is
non-investment advisory services to the       the Sub-Advisor currently is providing      financially sound and has the resources
Fund, including administrative, transfer      satisfactory services in accordance with    necessary to perform its obligations
agency and distribution services, and         the terms of the Sub-Advisory Agreement.    under the Sub-Advisory Agreement, and
that AIM and its affiliates currently                                                     concluded that the Sub-Advisor has the
are providing satisfactory                    o The performance of the Fund relative      financial resources necessary to fulfill
non-investment advisory services.             to comparable funds. The Board reviewed     its obligations under the Sub-Advisory
                                              the performance of the Fund during the      Agreement.
o Other factors and current trends. In        past one, three and five calendar years
determining whether to continue the           against the performance of funds advised
Advisory Agreement for the Fund,              by other advisors with

SUPPLEMENT TO SEMIANNUAL REPORT DATED 4/30/06

AIM CHARTER FUND

INSTITUTIONAL CLASS SHARES                   ========================================         PLEASE NOTE THAT PAST PERFORMANCE IS
                                                                                          NOT INDICATIVE OF FUTURE RESULTS. MORE
The following information has been           AVERAGE ANNUAL TOTAL RETURNS                 RECENT RETURNS MAY BE MORE OR LESS THAN
prepared to provide Institutional Class      For periods ended 4/30/06                    THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview                                                  REINVESTMENT OF DISTRIBUTIONS AT NET
specific to their holdings.                  10 Years                           7.44%     ASSET VALUE. INVESTMENT RETURN AND
Institutional Class shares are offered        5 Years                           2.33      PRINCIPAL VALUE WILL FLUCTUATE SO YOUR
exclusively to institutional investors,       1 Year                           15.66      SHARES, WHEN REDEEMED, MAY BE WORTH MORE
including defined contribution plans          6 Months*                        11.81      OR LESS THAN THEIR ORIGINAL COST. SEE
that meet certain criteria.                                                               FULL REPORT FOR INFORMATION ON
                                             ========================================     COMPARATIVE BENCHMARKS. PLEASE CONSULT
                                                                                          YOUR FUND PROSPECTUS FOR MORE
                                             AVERAGE ANNUAL TOTAL RETURNS                 INFORMATION. FOR THE MOST CURRENT
                                             For periods ended 3/31/06, most recent       MONTH-END PERFORMANCE, PLEASE CALL
                                             calendar quarter-end                         800-451-4246 OR VISIT
                                                                                          AIMINVESTMENTS.COM.
                                             10 Years                           7.61%
                                              5 Years                           4.44
                                              1 Year                           12.17
                                              6 Months*                         8.28

                                             *Cumulative total return that has not
                                             been annualized

                                             ========================================

                                             INSTITUTIONAL CLASS SHARES HAVE NO SALES
                                             CHARGE; THEREFORE, PERFORMANCE IS AT
                                             NAV. PERFORMANCE OF INSTITUTIONAL CLASS
                                             SHARES WILL DIFFER FROM PERFORMANCE OF
                                             OTHER SHARE CLASSES DUE TO DIFFERING
                                             SALES CHARGES AND CLASS EXPENSES.

========================================
NASDAQ SYMBOL                      CHTVX
========================================

                                                                                       Over for information on your Fund's expenses.

==========================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES
CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
==========================================================================

                                                 FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

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


INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      estimate the expenses that you paid over     six months ended April 30, 2006, appears
                                             the period. Simply divide your account       in the table on the front of this
As a shareholder of the Fund, you incur      value by $1,000 (for example, an $8,600      supplement.
ongoing costs, including management fees     account value divided by $1,000 = 8.6),
and other Fund expenses. This example is     then multiply the result by the number           The hypothetical account values and
intended to help you understand your         in the table under the heading entitled      expenses may not be used to estimate the
ongoing costs (in dollars) of investing      "Actual Expenses Paid During Period" to      actual ending account balance or
in the Fund and to compare these costs       estimate the expenses you paid on your       expenses you paid for the period. You
with ongoing costs of investing in other     account during this period.                  may use this information to compare the
mutual funds. The example is based on an                                                  ongoing costs of investing in the Fund
investment of $1,000 invested at the         HYPOTHETICAL EXAMPLE FOR                     and other funds. To do so, compare this
beginning of the period and held for the     COMPARISON PURPOSES                          5% hypothetical example with the 5%
entire period November 1, 2005, through                                                   hypothetical examples that appear in the
April 30, 2006.                              The table below also provides                shareholder reports of the other funds.
                                             information about hypothetical account
ACTUAL EXPENSES                              values and hypothetical expenses based           Please note that the expenses shown
                                             on the Fund's actual expense ratio and       in the table are meant to highlight your
The table below provides information         an assumed rate of return of 5% per year     ongoing costs only. Therefore, the
about actual account values and actual       before expenses, which is not the Fund's     hypothetical information is useful in
expenses. You may use the information in     actual return. The Fund's actual             comparing ongoing costs only, and will
this table, together with the amount you     cumulative total return after expenses       not help you determine the relative
invested, to                                 for the                                      total costs of owning different funds.

====================================================================================================================================

                                                     ACTUAL                           HYPOTHETICAL
                                                                          (5% ANNUAL RETURN BEFORE EXPENSES)

                       BEGINNING          ENDING               EXPENSES        ENDING            EXPENSES         ANNUALIZED
SHARE                ACCOUNT VALUE     ACCOUNT VALUE         PAID DURING    ACCOUNT VALUE      PAID DURING         EXPENSE
CLASS                  (11/1/05)       (4/30/06)(1)           PERIOD(2)       (4/30/06)          PERIOD(2)           RATIO
Institutional          $1,000.00         $1,118.10              $4.04         $1,020.98            $3.86             0.77%


(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2005 through April
    30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended April 30, 2006, appears in the table on the front of this supplement.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

====================================================================================================================================

AIMinvestments.com                  CHT-INS-2           A I M Distributors, Inc.

AIM CHARTER FUND

SCHEDULE OF INVESTMENTS

April 30, 2006
(Unaudited)

                                                 SHARES          VALUE
---------------------------------------------------------------------------
DOMESTIC COMMON STOCKS-74.93%

AEROSPACE & DEFENSE-1.34%

Lockheed Martin Corp.                              320,000   $   24,288,000
---------------------------------------------------------------------------
Northrop Grumman Corp.                           1,081,774       72,370,681
===========================================================================
                                                                 96,658,681
===========================================================================

APPAREL RETAIL-0.91%

Gap, Inc. (The)                                  3,620,042       65,486,560
===========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.34%

Bank of New York Co., Inc. (The)                 2,758,828       96,972,804
===========================================================================

BIOTECHNOLOGY-1.30%

Amgen Inc.(a)                                    1,390,899       94,163,862
===========================================================================

BUILDING PRODUCTS-1.64%

Masco Corp.                                      3,714,076      118,479,024
===========================================================================

COMMUNICATIONS EQUIPMENT-1.85%

Cisco Systems, Inc.(a)                           6,383,818      133,740,987
===========================================================================

COMPUTER HARDWARE-1.31%

Dell Inc.(a)                                       360,000        9,432,000
---------------------------------------------------------------------------
International Business Machines Corp.            1,038,280       85,491,975
===========================================================================
                                                                 94,923,975
===========================================================================

COMPUTER STORAGE & PERIPHERALS-0.18%

EMC Corp.(a)                                       950,000       12,834,500
===========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-0.96%

Automatic Data Processing, Inc.                  1,570,000       69,205,600
===========================================================================

DEPARTMENT STORES-0.82%

Kohl's Corp.(a)(b)                               1,055,340       58,930,186
===========================================================================

ELECTRIC UTILITIES-1.24%

FPL Group, Inc.                                  2,262,321       89,587,912
===========================================================================

ENVIRONMENTAL & FACILITIES SERVICES-2.22%

Waste Management, Inc.                           4,277,265      160,226,347
===========================================================================

FOOD DISTRIBUTORS-0.95%

Sysco Corp.                                      2,297,921       68,684,859
===========================================================================

FOOD RETAIL-1.13%

Kroger Co. (The)(a)                              4,040,905       81,868,735
===========================================================================

HEALTH CARE EQUIPMENT-0.99%

Medtronic, Inc.                                  1,422,157       71,278,509
===========================================================================

                                                 SHARES          VALUE
---------------------------------------------------------------------------

HOMEFURNISHING RETAIL-0.96%

Bed Bath & Beyond Inc.(a)                        1,807,280   $   69,309,188
===========================================================================

HYPERMARKETS & SUPER CENTERS-1.48%

Wal-Mart Stores, Inc.                            2,377,367      107,052,836
===========================================================================

INDUSTRIAL CONGLOMERATES-4.25%

General Electric Co.                             3,284,809      113,621,543
---------------------------------------------------------------------------
Tyco International Ltd.                          7,322,354      192,944,028
===========================================================================
                                                                306,565,571
===========================================================================

INDUSTRIAL MACHINERY-0.90%

Dover Corp.                                      1,312,919       65,317,720
===========================================================================

INSURANCE BROKERS-0.87%

Marsh & McLennan Cos., Inc.                      2,043,844       62,684,695
===========================================================================

INTEGRATED OIL & GAS-2.30%

Exxon Mobil Corp.                                2,631,071      165,967,959
===========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.77%

AT&T Inc.                                        4,869,508      127,629,805
===========================================================================

INVESTMENT BANKING & BROKERAGE-2.49%

Merrill Lynch & Co., Inc.                        1,147,213       87,486,463
---------------------------------------------------------------------------
Morgan Stanley                                   1,435,973       92,333,064
===========================================================================
                                                                179,819,527
===========================================================================

IT CONSULTING & OTHER SERVICES-0.79%

Accenture Ltd.-Class A                           1,968,252       57,217,086
===========================================================================

MANAGED HEALTH CARE-0.45%

UnitedHealth Group Inc.                            650,000       32,331,000
===========================================================================

MOVIES & ENTERTAINMENT-2.03%

News Corp.-Class A                               4,916,773       84,371,824
---------------------------------------------------------------------------
Walt Disney Co. (The)                            2,216,580       61,975,577
===========================================================================
                                                                146,347,401
===========================================================================

MULTI-LINE INSURANCE-1.46%

American International Group, Inc.                 780,732       50,942,763
---------------------------------------------------------------------------
Genworth Financial Inc.-Class A                  1,629,924       54,113,477
===========================================================================
                                                                105,056,240
===========================================================================

OFFICE ELECTRONICS-1.92%

Xerox Corp.(a)                                   9,877,602      138,681,532
===========================================================================

AIM CHARTER FUND


                                                 SHARES          VALUE
---------------------------------------------------------------------------

OIL & GAS EQUIPMENT & SERVICES-2.22%

Schlumberger Ltd.                                1,558,104   $  107,727,310
---------------------------------------------------------------------------
Smith International, Inc.                        1,248,820       52,737,669
===========================================================================
                                                                160,464,979
===========================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.54%

Apache Corp.                                       548,099       38,936,953
===========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.05%

Citigroup Inc.                                   1,520,690       75,958,466
===========================================================================

PACKAGED FOODS & MEATS-0.67%

General Mills, Inc.                                986,194       48,658,812
===========================================================================

PERSONAL PRODUCTS-3.49%

Avon Products, Inc.                              3,504,699      114,288,234
---------------------------------------------------------------------------
Estee Lauder Cos. Inc. (The)-Class A             3,699,739      137,334,312
===========================================================================
                                                                251,622,546
===========================================================================

PHARMACEUTICALS-8.29%

Bristol-Myers Squibb Co.                         3,663,604       92,982,269
---------------------------------------------------------------------------
Forest Laboratories, Inc.(a)                     2,346,438       94,749,166
---------------------------------------------------------------------------
Johnson & Johnson                                  815,800       47,814,038
---------------------------------------------------------------------------
Merck & Co. Inc.                                 4,460,135      153,517,847
---------------------------------------------------------------------------
Pfizer Inc.                                      3,564,454       90,287,620
---------------------------------------------------------------------------
Wyeth                                            2,445,588      119,026,768
===========================================================================
                                                                598,377,708
===========================================================================

PROPERTY & CASUALTY INSURANCE-6.56%

ACE Ltd.                                         2,121,822      117,845,994
---------------------------------------------------------------------------
Berkshire Hathaway Inc.-Class A(a)                   1,673      148,897,000
---------------------------------------------------------------------------
Chubb Corp. (The)                                1,118,790       57,662,437
---------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)              1,401,031       61,687,395
---------------------------------------------------------------------------
XL Capital Ltd.-Class A(b)                       1,324,697       87,284,285
===========================================================================
                                                                473,377,111
===========================================================================

PUBLISHING-1.90%

Gannett Co., Inc.                                1,579,660       86,881,300
---------------------------------------------------------------------------
McGraw-Hill Cos., Inc. (The)                       909,000       50,594,940
===========================================================================
                                                                137,476,240
===========================================================================

RAILROADS-1.12%

Union Pacific Corp.                                889,580       81,138,592
===========================================================================

RESTAURANTS-0.16%

Yum! Brands, Inc.                                  225,000       11,628,000
===========================================================================

                                                 SHARES          VALUE
---------------------------------------------------------------------------

SEMICONDUCTORS-3.52%

Analog Devices, Inc.                             3,383,014   $  128,283,891
---------------------------------------------------------------------------
Intel Corp.                                      2,949,463       58,930,271
---------------------------------------------------------------------------
Xilinx, Inc.                                     2,428,723       67,202,765
===========================================================================
                                                                254,416,927
===========================================================================

SOFT DRINKS-1.40%

Coca-Cola Co. (The)                              2,402,274      100,799,417
===========================================================================

SYSTEMS SOFTWARE-4.16%

CA, Inc.                                         2,721,926       69,028,043
---------------------------------------------------------------------------
Microsoft Corp.                                  5,502,039      132,874,242
---------------------------------------------------------------------------
Symantec Corp.(a)                                6,018,713       98,586,519
===========================================================================
                                                                300,488,804
===========================================================================
    Total Domestic Common Stocks (Cost
      $4,758,955,102)                                         5,410,367,656
===========================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-18.79%

ARGENTINA-1.06%

Tenaris S.A.-ADR (Oil & Gas Equipment &
  Services)(b)                                   1,673,665       76,821,223
===========================================================================

FINLAND-1.45%

Nokia Oyj-ADR (Communications Equipment)         4,615,666      104,590,992
===========================================================================

FRANCE-2.41%

Renault S.A. (Automobile Manufacturers)(c)         698,712       81,074,127
---------------------------------------------------------------------------
Total S.A. (Integrated Oil & Gas)(c)               335,172       92,647,038
===========================================================================
                                                                173,721,165
===========================================================================

ISRAEL-0.85%

Teva Pharmaceutical Industries Ltd.-ADR
  (Pharmaceuticals)                              1,521,824       61,633,872
===========================================================================

JAPAN-0.49%

Nintendo Co., Ltd. (Home Entertainment
  Software)                                        236,400       35,292,878
===========================================================================

NETHERLANDS-5.04%

Heineken N.V. (Brewers)(c)                       3,437,447      139,208,596
---------------------------------------------------------------------------
Koninklijke (Royal) Phillips Electronics N.V.
  (Consumer Electronics)(c)                      3,185,783      109,769,480
---------------------------------------------------------------------------
Unilever N.V. (Packaged Foods & Meats)(c)        1,593,706      115,074,957
===========================================================================
                                                                364,053,033
===========================================================================

SOUTH KOREA-1.12%

SK Telecom Co., Ltd.-ADR (Wireless
  Telecommunication Services)(b)                 3,030,572       80,916,272
===========================================================================

SWITZERLAND-1.09%

UBS A.G. (Diversified Capital Markets)(b)(c)       663,585       78,616,177
===========================================================================

AIM CHARTER FUND

                                                 SHARES          VALUE
---------------------------------------------------------------------------

UNITED KINGDOM-5.28%

Barclays PLC (Diversified Banks)(c)              6,454,425   $   80,541,565
---------------------------------------------------------------------------
Cadbury Schweppes PLC (Packaged Foods &
  Meats)(c)                                     16,479,189      163,939,096
---------------------------------------------------------------------------
GlaxoSmithKline PLC-ADR (Pharmaceuticals)        2,399,526      136,485,039
===========================================================================
                                                                380,965,700
===========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $1,108,489,046)                         1,356,611,312
===========================================================================
MONEY MARKET FUNDS-6.62%

Liquid Assets Portfolio-Institutional
  Class(d)                                     239,051,913      239,051,913
---------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(d)    239,051,913      239,051,913
===========================================================================
    Total Money Market Funds (Cost
      $478,103,826)                                             478,103,826
===========================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities loaned)-100.34% (Cost
  $6,345,547,974)                                             7,245,082,794
===========================================================================

                                                 SHARES          VALUE
---------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED-1.62%

MONEY MARKET FUNDS-1.62%

Liquid Assets Portfolio-Institutional
  Class(d)(e)                                  117,090,085   $  117,090,085
===========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $117,090,085)                                       117,090,085
===========================================================================
TOTAL INVESTMENTS-101.96% (Cost
  $6,462,638,059)                                             7,362,172,879
===========================================================================
OTHER ASSETS LESS LIABILITIES-(1.96)%                          (141,304,735)
===========================================================================
NET ASSETS-100.00%                                           $7,220,868,144
___________________________________________________________________________
===========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security is out on loan at April 30, 2006.
(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at April 30, 2006 was $860,871,036, which represented 11.92% of the Fund's Net Assets. See Note 1A.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM CHARTER FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $5,867,444,148)*  $6,766,978,968
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $595,193,911)                            595,193,911
============================================================
     Total investments (cost $6,462,638,059)   7,362,172,879
============================================================
Foreign currencies, at value (cost
  $1,033,480)                                      1,050,169
------------------------------------------------------------
Receivables for:
  Investments sold                                36,870,748
------------------------------------------------------------
  Fund shares sold                                 5,674,240
------------------------------------------------------------
  Dividends                                       13,704,146
------------------------------------------------------------
  Investment for trustee deferred
     compensation and retirement plans               711,423
------------------------------------------------------------
Investments matured                                  325,179
------------------------------------------------------------
Other assets                                          89,027
============================================================
     Total assets                              7,420,597,811
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Investments purchased                              123,994
------------------------------------------------------------
  Investments purchased from affiliates           50,580,244
------------------------------------------------------------
  Fund shares reacquired                          21,328,635
------------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                              1,746,286
------------------------------------------------------------
  Collateral upon return of securities
     loaned                                      117,090,085
------------------------------------------------------------
Accrued distribution fees                          2,224,806
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             8,660
------------------------------------------------------------
Accrued transfer agent fees                        2,135,593
------------------------------------------------------------
Accrued operating expenses                         4,491,364
============================================================
     Total liabilities                           199,729,667
============================================================
Net assets applicable to shares outstanding   $7,220,868,144
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                 $6,496,733,596
------------------------------------------------------------
Undistributed net investment income                8,140,236
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                    (184,016,228)
------------------------------------------------------------
Unrealized appreciation from investment
  securities and foreign currencies              900,010,540
============================================================
                                              $7,220,868,144
____________________________________________________________
============================================================


NET ASSETS:

Class A                                       $4,962,919,441
____________________________________________________________
============================================================
Class B                                       $1,838,950,170
____________________________________________________________
============================================================
Class C                                       $  311,551,461
____________________________________________________________
============================================================
Class R                                       $    4,654,978
____________________________________________________________
============================================================
Institutional Class                           $  102,792,094
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          349,572,869
____________________________________________________________
============================================================
Class B                                          134,994,884
____________________________________________________________
============================================================
Class C                                           22,807,423
____________________________________________________________
============================================================
Class R                                              329,362
____________________________________________________________
============================================================
Institutional Class                                7,057,178
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        14.20
------------------------------------------------------------
  Offering price per share:
     (Net asset value of $14.20 divided by
       94.50%)                                $        15.03
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
     share                                    $        13.62
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
     share                                    $        13.66
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
     share                                    $        14.13
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
     share                                    $        14.57
____________________________________________________________
============================================================

* At April 30, 2006, securities with an aggregate value of $114,600,586 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM CHARTER FUND

STATEMENT OF OPERATIONS

For the six months ended April 30, 2006
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $847,078)        $ 27,244,791
--------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $58,831, after compensation
  to counterparties of $520,253)                                 5,032,223
--------------------------------------------------------------------------
Interest                                                             7,067
==========================================================================
     Total investment income                                    32,284,081
==========================================================================


EXPENSES:

Advisory fees                                                    9,435,139
--------------------------------------------------------------------------
Administrative services fees                                       287,650
--------------------------------------------------------------------------
Custodian fees                                                      72,815
--------------------------------------------------------------------------
Distribution fees:

  Class A                                                        2,525,890
--------------------------------------------------------------------------
  Class B                                                        3,714,455
--------------------------------------------------------------------------
  Class C                                                          655,170
--------------------------------------------------------------------------
  Class R                                                            7,600
--------------------------------------------------------------------------
Transfer agent fees -- A, B, C and R                             4,202,819
--------------------------------------------------------------------------
Transfer agent fees -- Institutional                                37,385
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           38,636
--------------------------------------------------------------------------
Other                                                              500,584
==========================================================================
     Total expenses                                             21,478,143
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                    (252,246)
==========================================================================
     Net expenses                                               21,225,897
==========================================================================
Net investment income                                           11,058,184
==========================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES AND OPTIONS CONTRACTS:

Net realized gain (loss) from:
  Investment securities (includes gains from securities sold
     to affiliates of $7,046,486)                              214,611,915
==========================================================================
  Foreign currencies                                              (334,690)
==========================================================================
                                                               214,277,225
==========================================================================
Change in net unrealized appreciation of:
  Investment securities                                         96,174,212
--------------------------------------------------------------------------
  Foreign currencies                                               193,489
--------------------------------------------------------------------------
  Option contracts written                                       1,867,564
==========================================================================
                                                                98,235,265
==========================================================================
Net gain from investment securities, foreign currencies and
  options contracts                                            312,512,490
==========================================================================
Net increase in net assets resulting from operations          $323,570,674
__________________________________________________________________________
==========================================================================


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM CHARTER FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2006 and the year ended October 31, 2005 (Unaudited)

                                                                APRIL 30,        OCTOBER 31,
                                                                   2006              2005
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   11,058,184    $   25,036,899
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                   214,277,225       269,418,339
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and option
    contracts                                                     98,235,265      (117,943,363)
==============================================================================================
    Net increase in net assets resulting from operations         323,570,674       176,511,875
==============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (15,150,863)      (16,183,715)
----------------------------------------------------------------------------------------------
  Class B                                                           (455,351)         (655,402)
----------------------------------------------------------------------------------------------
  Class C                                                            (80,530)         (102,493)
----------------------------------------------------------------------------------------------
  Class R                                                            (18,305)          (17,158)
----------------------------------------------------------------------------------------------
  Institutional Class                                             (1,111,807)          (51,616)
==============================================================================================
    Decrease in net assets resulting from distributions          (16,816,856)      (17,010,384)
==============================================================================================
Share transactions-net:
  Class A                                                      3,117,769,823      (307,307,777)
----------------------------------------------------------------------------------------------
  Class B                                                      1,143,225,997      (316,588,625)
----------------------------------------------------------------------------------------------
  Class C                                                        190,121,498       (38,230,511)
----------------------------------------------------------------------------------------------
  Class R                                                          1,714,099           (44,217)
----------------------------------------------------------------------------------------------
  Institutional Class                                             40,605,881        50,100,241
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        4,493,437,298      (612,070,889)
==============================================================================================
    Net increase (decrease) in net assets                      4,800,191,116      (452,569,398)
==============================================================================================

NET ASSETS:

  Beginning of period                                          2,420,677,028     2,873,246,426
==============================================================================================
  End of period (including undistributed net investment
    income of $8,140,236 and $13,898,908, respectively)       $7,220,868,144    $2,420,677,028
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM CHARTER FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Charter Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of

AIM CHARTER FUND

     brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

H. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

I. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such

AIM CHARTER FUND

     option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

J. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

K. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $150 million                                                 0.80%
--------------------------------------------------------------------
Over $150 million                                                  0.625%
 ___________________________________________________________________
====================================================================


    Prior to April 10, 2006, the Fund paid an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $30 million                                                  1.00%
--------------------------------------------------------------------
Next $120 million                                                  0.75%
--------------------------------------------------------------------
Over $150 million                                                  0.625%
 ___________________________________________________________________
====================================================================


    Through December 31, 2009, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $150 million                                                 0.75%
--------------------------------------------------------------------
Next $4.85 billion                                                 0.615%
--------------------------------------------------------------------
Next $2.5 billion                                                  0.57%
--------------------------------------------------------------------
Next $2.5 billion                                                  0.545%
--------------------------------------------------------------------
Over $10 billion                                                   0.52%
 ___________________________________________________________________
====================================================================


    AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended April 30, 2006, AIM waived fees of $196,557.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $1,508.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended April 30, 2006, AIM was paid $287,650.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AISI to

AIM CHARTER FUND

intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2006, the Fund paid AISI $4,202,819 for Class A, Class B, Class C and Class R share classes and $37,385 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2006, the Class A, Class B, Class C and Class R shares paid $2,525,890, $3,714,455, $655,170 and $7,600, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2006, ADI advised the Fund that it retained $98,653 in front-end sales commissions from the sale of Class A shares and $1,365, $126,566, $2,848 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended April 30, 2006.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE         DIVIDEND      REALIZED
FUND               10/31/05          AT COST          FROM SALES       (DEPRECIATION)      04/30/06         INCOME      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $45,347,942     $  701,442,744    $  (507,738,773)       $   --        $239,051,913     $2,481,559      $   --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            45,347,942        701,442,744       (507,738,773)           --         239,051,913      2,491,833          --
===================================================================================================================================
  Subtotal        $90,695,884     $1,402,885,488    $(1,015,477,546)       $   --        $478,103,826     $4,973,392      $   --
___________________________________________________________________________________________________________________________________
===================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE         DIVIDEND      REALIZED
FUND               10/31/05          AT COST          FROM SALES       (DEPRECIATION)      04/30/06        INCOME*      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $ 12,733,065     $  303,205,465    $  (198,848,445)       $  --         $117,090,085     $   58,831       $  --
===================================================================================================================================
  Total          $103,428,949     $1,706,090,953    $(1,214,325,991)       $  --         $595,193,911     $5,032,223       $  --
___________________________________________________________________________________________________________________________________
===================================================================================================================================

* Net of compensation to counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2006, the Fund engaged in securities sales of $19,865,978, which resulted in net realized gains of $7,046,486 and securities purchases of $53,357,917.

AIM CHARTER FUND

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $54,181.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended April 30, 2006, the Fund paid legal fees of $10,621 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended April 30, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At April 30, 2006, securities with an aggregate value of $114,600,580 were on loan to brokers. The loans were secured by cash collateral of $117,090,085 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended April 30, 2006, the Fund received dividends on cash collateral investments of $58,831 for securities lending transactions, which are net of compensation to counterparties.

AIM CHARTER FUND

NOTE 9--OPTION CONTRACTS WRITTEN

                           TRANSACTIONS DURING THE PERIOD
-------------------------------------------------------------------------------------
                                                               CALL OPTION CONTRACTS
                                                              -----------------------
                                                              NUMBER OF     PREMIUMS
                                                              CONTRACTS     RECEIVED
-------------------------------------------------------------------------------------
Beginning of period                                            12,500      $1,334,936
-------------------------------------------------------------------------------------
Exercised                                                      12,500       1,334,936
=====================================================================================
End of period                                                      --      $       --
_____________________________________________________________________________________
=====================================================================================

NOTE 10--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of October 31, 2005 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
October 31, 2009                                                $220,532,759
-----------------------------------------------------------------------------
October 31, 2011                                                 132,068,900
=============================================================================
Total capital loss carryforward                                 $352,601,659
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above has been reduced for limitations in effect as of that date, if any, to the extent required by the Internal Revenue Code. The amount does not include the effects on the capital loss carryforward of the reorganization of the AIM Premier Equity Fund into the Fund on April 10, 2006 as it occurred after the Fund's most recent tax year end. To the extent that unrealized gains as of April 10, 2006, the date of the reorganization of AIM Premier Equity Fund, into the Fund are realized on securities held in each Fund at such date, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 11--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2006 was $1,066,607,322 and $719,554,622, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $908,155,369
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (73,981,759)
==============================================================================
Net unrealized appreciation of investment securities             $834,170,610
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $6,528,002,269.

AIM CHARTER FUND

NOTE 12--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about month-end which is at least eight years after the date of purchase.

                                               CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED                    YEAR ENDED
                                                                    APRIL 30, 2006(A)                OCTOBER 31, 2005
                                                              -----------------------------    ----------------------------
                                                                SHARES           AMOUNT          SHARES          AMOUNT
---------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       3,280,286    $   44,303,916      6,762,147    $  86,715,004
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                         985,372        14,153,692      2,540,263       30,896,876
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                         312,873         4,297,855        765,158        9,348,763
---------------------------------------------------------------------------------------------------------------------------
  Class R                                                          39,641           543,896         85,759        1,085,831
---------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           2,332,544        32,201,218      4,029,817       52,111,203
===========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       1,048,262        14,130,566      1,116,894       14,139,876
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                          33,301           431,909         48,619          591,693
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                           5,845            75,990          7,041           85,898
---------------------------------------------------------------------------------------------------------------------------
  Class R                                                           1,363            18,305          1,361           17,157
---------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                              22,002           303,845          3,821           49,553
===========================================================================================================================
Issued in connection with acquisitions:(b)
  Class A                                                     235,088,752     3,296,672,564             --               --
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                      99,258,686     1,336,175,673             --               --
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                      15,423,711       208,206,795             --               --
---------------------------------------------------------------------------------------------------------------------------
  Class R                                                         116,222         1,622,302             --               --
---------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           2,026,753        29,143,324             --               --
===========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       6,157,721        85,911,668      9,451,300      120,154,386
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (6,418,323)      (85,911,668)    (9,870,165)    (120,154,386)
===========================================================================================================================
Reacquired:
  Class A                                                     (23,517,120)     (323,248,891)   (41,404,183)    (528,317,043)
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (9,205,090)     (121,623,609)   (18,676,632)    (227,922,808)
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (1,696,580)      (22,459,142)    (3,894,312)     (47,665,172)
---------------------------------------------------------------------------------------------------------------------------
  Class R                                                         (34,265)         (470,404)       (90,205)      (1,147,205)
---------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          (1,463,248)      (21,042,506)      (156,744)      (2,060,515)
===========================================================================================================================
                                                              323,798,708    $4,493,437,298    (49,280,061)   $(612,070,889)
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 14% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b) As of the opening of business on April 10, 2006, the Fund acquired all the net asset of AIM Premier Equity Fund pursuant to a plan of reorganization approved by the Trustees of the Fund November 14, 2005 and by the shareholders of AIM Premier Equity Fund on March 16, 2006. The acquisition was accomplished by a tax free exchange of 351,914,124 shares of the Fund for 462,894,462 shares of AIM Premier Equity Fund shares outstanding as of the close of business on April 7, 2006. AIM Premier Equity Fund's net assets at that date of $4,871,820,658 including $605,309,092 of unrealized appreciation. The aggregate net assets of the Fund immediately before the acquisition were $2,376,117,328.

AIM CHARTER FUND

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                 CLASS A
                                        -----------------------------------------------------------------------------------------
                                         SIX MONTHS
                                           ENDED                                 YEAR ENDED OCTOBER 31,
                                         APRIL 30,      -------------------------------------------------------------------------
                                            2006           2005                 2004          2003          2002          2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period    $     12.85     $    12.16           $    11.12    $     9.57    $    10.46    $    18.07
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                 0.06(a)        0.15(a)(b)           0.06(a)       0.04(a)       0.01(c)      (0.03)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)             1.41           0.65                 1.00          1.51         (0.90)        (6.70)
=================================================================================================================================
    Total from investment operations           1.47           0.80                 1.06          1.55         (0.89)        (6.73)
=================================================================================================================================
Less distributions:
  Dividends from net investment income        (0.12)         (0.11)               (0.02)           --            --            --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized
    gains                                        --             --                   --            --            --         (0.88)
=================================================================================================================================
    Total distributions                       (0.12)         (0.11)               (0.02)           --            --         (0.88)
=================================================================================================================================
Net asset value, end of period          $     14.20     $    12.85           $    12.16    $    11.12    $     9.57    $    10.46
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(d)                               11.52%          6.59%                9.58%        16.20%        (8.51)%      (38.75)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                              $ 4,962,919     $1,638,002           $1,843,623    $2,008,702    $2,096,866    $3,159,304
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                             1.22%(e)       1.23%                1.26%         1.30%         1.22%         1.16%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                             1.23%(e)       1.25%                1.27%         1.30%         1.22%         1.17%
=================================================================================================================================
Ratio of net investment income (loss)
  to average net assets                        0.95%(e)       1.16%(b)             0.54%         0.39%         0.09%(c)      (0.24)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                       31%            54%                  36%           28%          103%           78%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.10 and 0.80%, respectively.
(c) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investments Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit Guide for Investment Companies, per share and ratios prior to November 1, 2001 have not been restated to reflect this change in presentation.
(d) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(e) Ratios are annualized and based on average daily net assets of $2,037,458,391.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM CHARTER FUND

                                                                             CLASS B
                                -------------------------------------------------------------------------------------------------
                                 SIX MONTHS
                                   ENDED                                     YEAR ENDED OCTOBER 31,
                                 APRIL 30,      ---------------------------------------------------------------------------------
                                    2006          2005               2004             2003              2002              2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                         $    12.27     $  11.61           $  10.67        $     9.24        $    10.18        $    17.72
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income (loss)         0.01(a)      0.05(a)(b)        (0.02)(a)         (0.03)(a)         (0.08)(c)         (0.13)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                    1.35         0.62               0.96              1.46             (0.86)            (6.53)
=================================================================================================================================
    Total from investment
      operations                       1.36         0.67               0.94              1.43             (0.94)            (6.66)
=================================================================================================================================
Less distributions:
  Dividends from net
    investment income                 (0.01)       (0.01)                --                --                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net
    realized gains                       --           --                 --                --                --             (0.88)
=================================================================================================================================
    Total distributions               (0.01)       (0.01)                --                --                --             (0.88)
=================================================================================================================================
Net asset value, end of period   $    13.62     $  12.27           $  11.61        $    10.67        $     9.24        $    10.18
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(d)                       11.08%        5.76%              8.81%            15.48%            (9.23)%          (39.14)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                 $1,838,950     $617,534           $885,500        $1,149,943        $1,204,617        $1,719,470
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers and/or
    expense reimbursements             1.97%(e)     1.95%              1.96%             2.00%             1.92%             1.86%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements             1.98%(e)     1.97%              1.97%             2.00%             1.92%             1.87%
=================================================================================================================================
Ratio of net investment income
  (loss) to average net assets         0.20%(e)     0.44%(b)          (0.16)%           (0.31)%           (0.61)%(c)        (0.94)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)               31%          54%                36%               28%              103%               78%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.00 and 0.08%, respectively.
(c) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investments Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit Guide for Investment Companies, per share and ratios prior to November 1, 2001 have not been restated to reflect this change in presentation.
(d) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(e) Ratios are annualized and based on average daily net assets of $749,047,592.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM CHARTER FUND

                                                                             CLASS C
                                -------------------------------------------------------------------------------------------------
                                SIX MONTHS
                                  ENDED                                        YEAR ENDED OCTOBER 31,
                                APRIL 30,          ------------------------------------------------------------------------------
                                   2006              2005               2004             2003             2002             2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                         $  12.30          $  11.64           $  10.70         $   9.27         $  10.21         $  17.77
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income (loss)       0.01(a)           0.05(a)(b)        (0.02)(a)        (0.03)(a)        (0.08)(c)        (0.13)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                  1.36              0.62               0.96             1.46            (0.86)           (6.55)
=================================================================================================================================
    Total from investment
      operations                     1.37              0.67               0.94             1.43            (0.94)           (6.68)
=================================================================================================================================
Less distributions:
  Dividends from net
    investment income               (0.01)            (0.01)                --               --               --               --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net
    realized gains                     --                --                 --               --               --            (0.88)
=================================================================================================================================
    Total distributions             (0.01)            (0.01)                --               --               --            (0.88)
=================================================================================================================================
Net asset value, end of period   $  13.66          $  12.30           $  11.64         $  10.70         $   9.27         $  10.21
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(d)                     11.14%             5.75%              8.79%           15.43%           (9.21)%         (39.14)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                 $311,551          $107,776           $138,305         $163,859         $170,444         $248,533
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers and/or
    expense reimbursements           1.97%(e)          1.95%              1.96%            2.00%            1.92%            1.86%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements           1.98%(e)          1.97%              1.97%            2.00%            1.92%            1.87%
=================================================================================================================================
Ratio of net investment income
  (loss) to average net assets       0.20%(e)          0.44%(b)          (0.16)%          (0.31)%          (0.61)%(c)       (0.94)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)             31%               54%                36%              28%             103%              78%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.00 and 0.08%, respectively.
(c) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investments Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit Guide for Investment Companies, per share and ratios prior to November 1, 2001 have not been restated to reflect this change in presentation.
(d) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(e) Ratios are annualized and based on average daily net assets of $132,119,967.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM CHARTER FUND

                                                                                           CLASS R
                                                              ------------------------------------------------------------------
                                                                                                                    JUNE 3, 2002
                                                              SIX MONTHS                                            (DATE SALES
                                                                ENDED               YEAR ENDED OCTOBER 31,           COMMENCED)
                                                              APRIL 30,        ---------------------------------    OCTOBER 31,
                                                                 2006           2005             2004      2003         2002
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $12.77         $12.10           $11.08    $ 9.56      $ 10.94
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.05(a)        0.12(a)(b)       0.04(a)   0.02(a)     (0.00)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.40           0.63             1.00      1.50        (1.38)
================================================================================================================================
    Total from investment operations                              1.45           0.75             1.04      1.52        (1.38)
================================================================================================================================
Less distributions from net investment income                    (0.09)         (0.08)           (0.02)       --           --
================================================================================================================================
Net asset value, end of period                                  $14.13         $12.77           $12.10    $11.08      $  9.56
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(c)                                                  11.38%          6.22%            9.35%    15.90%      (12.61)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $4,655         $2,637           $2,534    $1,714      $    16
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.47%(d)       1.45%            1.46%     1.50%        1.42%(e)
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.48%(d)       1.47%            1.47%     1.50%        1.42%(e)
================================================================================================================================
Ratio of net investment income (loss) to average net assets       0.70%(d)       0.94%(b)         0.34%     0.19%       (0.11)%(e)
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate(f)                                          31%            54%              36%       28%         103%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.07 and 0.58%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $3,064,907.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM CHARTER FUND

                                                                                     INSTITUTIONAL CLASS
                                                            ---------------------------------------------------------------------
                                                            SIX MONTHS
                                                              ENDED                         YEAR ENDED OCTOBER 31,
                                                            APRIL 30,        ----------------------------------------------------
                                                               2006           2005            2004      2003      2002      2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $  13.22        $ 12.53         $11.45    $ 9.80    $10.67    $18.33
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.10(a)        0.22(a)(b)     0.13(a)   0.09(a)   0.06(c)   0.04
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  1.45           0.65           1.03      1.56     (0.93)    (6.82)
=================================================================================================================================
    Total from investment operations                             1.55           0.87           1.16      1.65     (0.87)    (6.78)
=================================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.20)         (0.18)         (0.08)       --        --        --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            --             --             --        --        --     (0.88)
=================================================================================================================================
    Total distributions                                         (0.20)         (0.18)         (0.08)       --        --     (0.88)
=================================================================================================================================
Net asset value, end of period                               $  14.57        $ 13.22         $12.53    $11.45    $ 9.80    $10.67
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(d)                                                 11.81%          6.98%         10.21%    16.84%    (8.15)%  (38.46)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $102,792        $54,728         $3,285    $2,061    $1,457    $1,648
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.78%(e)       0.71%          0.74%     0.79%     0.79%     0.68%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              0.79%(e)       0.73%          0.75%     0.79%     0.83%     0.69%
=================================================================================================================================
Ratio of net investment income to average net assets             1.39%(e)       1.68%(b)       1.06%     0.90%     0.52%(c)   0.25%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                         31%            54%            36%       28%      103%       78%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.17 and 1.32%, respectively.
(c) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investments Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit Guide for Investment Companies, per share and ratios prior to November 1, 2001 have not been restated to reflect this change in presentation.
(d) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(e) Ratios are annualized and based on average daily net assets of $80,574,948.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

AIM CHARTER FUND

PENDING LITIGATION AND REGULATORY INQUIRIES

  On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.



  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred or conditionally transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan.

  On March 1, 2006, the MDL Court entered orders on Defendants' Motions to dismiss in the derivative and class action lawsuits. The MDL Court dismissed all derivative causes of action in the derivative lawsuit but two: (i) the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"); and (ii) the "control person liability" claim under Section 48 of the 1940 Act. The MDL Court dismissed all claims asserted in the class action lawsuit but three: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934; (ii) the excessive fee claim under Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and (iii) the "control person liability" claim under Section 48 of the 1940 Act. Based on the MDL Court's March 1, 2006 orders, all claims asserted against the Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the derivative lawsuit. Defendants filed their Original Answer in the class action lawsuit on March 31, 2006. The MDL Court has indefinitely deferred Defendants' obligation to answer the derivative lawsuit.

  On February 27, 2006, Judge Motz for the MDL Court issued a memorandum opinion on the AMVESCAP Defendants' motion to dismiss the ERISA lawsuit. Judge Motz granted the motion in part and denied the motion in part, holding that: (i) Plaintiff has both constitutional and statutory standing to pursue her claims under ERISA sec. 502(a)(2); (ii) Plaintiff lacks standing under ERISA sec. 502(a)(3) to obtain equitable relief; (iii) the motion is granted as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against certain AMVESCAP Defendants; (iv) the motion is denied as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against AMVESCAP and certain other AMVESCAP Defendants. The opinion also: (i) confirmed Plaintiff's abandonment of her claims that defendants engaged in prohibited transactions and/or misrepresentation; (ii) postponed consideration of the duty to monitor and co-fiduciary duty claims until after any possible amendments to the complaints; (iii) stated that Plaintiff may seek leave to amend her complaint within 40 days of the date of filing of the memorandum opinion. On April 4, 2006, Judge Motz entered an Order implementing these rulings in the ERISA (Calderon) lawsuit against the AMVESCAP Defendants. On May 8, 2006, Plaintiff filed a Second Amended Class Action Complaint in order to comply with Judge Motz's Order. The remaining defendants are AVZ, Inc. (as Plan Sponsor) and AMVESCAP National Trust Company (as Plan Trustee and Asset Custodian), and the remaining claims are based on alleged breaches of Defendants' fiduciary duties caused by a failure to prudently and loyally manage Plan assets and failure to provide complete and accurate information to Plan Participants and Beneficiaries. Plaintiff removed certain Defendants and all claims against them, including AMVESCAP Retirement, Inc., IFG and AMVESCAP.

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are

AIM CHARTER FUND
providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
                                  Robert H. Graham                              11 Greenway Plaza
Bob R. Baker                      President and Principal                       Suite 100
                                  Executive Officer                             Houston, TX 77046-1173
Frank S. Bayley
                                  Mark H. Williamson                            INVESTMENT ADVISOR
James T. Bunch                    Executive Vice President                      A I M Advisors, Inc.
                                                                                11 Greenway Plaza
Bruce L. Crockett                 Todd L. Spillane                              Suite 100
                                  Chief Compliance Officer                      Houston, TX 77046-1173
Chair
                                  Russell C. Burk                               TRANSFER AGENT
Albert R. Dowden                  Senior Vice President and Senior Officer      AIM Investment Services, Inc.
                                                                                P.O. Box 4739
Jack M. Fields                    John M. Zerr                                  Houston, TX 77210-4739
                                  Senior Vice President, Secretary and Chief
Carl Frischling                   Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
Robert H. Graham                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President, Treasurer                     Boston, MA 02110-2801
Vice Chair                        and Principal Financial Officer
                                                                                COUNSEL TO THE FUND
Prema Mathai-Davis                Lisa O. Brinkley                              Ballard Spahr
                                  Vice President                                Andrews & Ingersoll, LLP
Lewis F. Pennock                                                                1735 Market Street, 51st Floor
                                  Kevin M. Carome                               Philadelphia, PA 19103-7599
Ruth H. Quigley                   Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
Larry Soll                        J. Philip Ferguson                            Kramer, Levin, Naftalis & Frankel LLP
                                  Vice President                                1177 Avenue of the Americas
Raymond Stickel, Jr.                                                            New York, NY 10036-2714
                                  Karen Dunn Kelley
Mark H. Williamson                Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173


      DOMESTIC EQUITY                        SECTOR EQUITY                             AIM ALLOCATION SOLUTIONS

AIM Basic Balanced Fund*                     AIM Advantage Health Sciences Fund        AIM Conservative Allocation Fund
AIM Basic Value Fund                         AIM Energy Fund                           AIM Growth Allocation Fund(2)
AIM Capital Development Fund                 AIM Financial Services Fund               AIM Moderate Allocation Fund
AIM Charter Fund                             AIM Global Health Care Fund               AIM Moderate Growth Allocation Fund
AIM Constellation Fund                       AIM Global Real Estate Fund               AIM Moderately Conservative Allocation Fund
AIM Diversified Dividend Fund                AIM Gold & Precious Metals Fund
AIM Dynamics Fund                            AIM Leisure Fund                          DIVERSIFIED PORTFOLIOS
AIM Large Cap Basic Value Fund               AIM Multi-Sector Fund
AIM Large Cap Growth Fund                    AIM Real Estate Fund(1)                   AIM Income Allocation Fund
AIM Mid Cap Basic Value Fund                 AIM Technology Fund                       AIM International Allocation Fund
AIM Mid Cap Core Equity Fund(1)              AIM Utilities Fund
AIM Opportunities I Fund
AIM Opportunities II Fund                    FIXED INCOME
AIM Opportunities III Fund
AIM S&P 500 Index Fund                       TAXABLE
AIM Select Equity Fund
AIM Small Cap Equity Fund                    AIM Enhanced Short Bond Fund
AIM Small Cap Growth Fund                    AIM Floating Rate Fund
AIM Structured Core Fund                     AIM High Yield Fund
AIM Structured Growth Fund                   AIM Income Fund
AIM Structured Value Fund                    AIM Intermediate Government Fund
AIM Summit Fund                              AIM International Bond Fund
AIM Trimark Endeavor Fund                    AIM Limited Maturity Treasury Fund
AIM Trimark Small Companies Fund             AIM Money Market Fund
                                             AIM Short Term Bond Fund
INTERNATIONAL/GLOBAL EQUITY                  AIM Total Return Bond Fund
                                             Premier Portfolio
AIM Asia Pacific Growth Fund                 Premier U.S. Government Money Portfolio
AIM China Fund
AIM Developing Markets Fund                  TAX-FREE
AIM European Growth Fund
AIM European Small Company Fund(1)           AIM High Income Municipal Fund(1)
AIM Global Aggressive Growth Fund            AIM Municipal Bond Fund
AIM Global Equity Fund                       AIM Tax-Exempt Cash Fund
AIM Global Growth Fund                       AIM Tax-Free Intermediate Fund
AIM Global Value Fund                        Premier Tax-Exempt Portfolio
AIM Japan Fund
AIM International Core Equity Fund
AIM International Growth Fund
AIM International Small Company Fund(1)
AIM Trimark Fund

*Domestic equity and income fund

(1) This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus. (2) Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

   If used after July 20, 2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc. A I M Management Group Inc. has provided leadership in the investment management industry since 1976. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $419 billion in assets under management. Data as of April 30, 2006.

================================================================================
CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
================================================================================

AIMinvestments.com               CHT-SAR-1              A I M Distributors, Inc.



                              [YOUR GOALS. OUR SOLUTIONS.]--Registered Trademark--
================================================================================
Mutual    Retirement   Annuities   College   Separately   Offshore    Cash
Funds     Products                 Savings   Managed      Products    Management          [AIM INVESTMENTS LOGO APPEARS HERE]
                                   Plans     Accounts                                          --Registered Trademark--
================================================================================

                                                          AIM CONSTELLATION FUND
                              Semiannual Report to Shareholders o April 30, 2006


                                 [COVER IMAGE]


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                        --Registered Trademark--

====================================================================================================================================
AIM CONSTELLATION FUND SEEKS TO PROVIDE GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of April 30, 2006, and is based on total net assets.
====================================================================================================================================


ABOUT SHARE CLASSES                          o The Fund is not managed to track the       The Fund provides a complete list of its
                                             performance of any particular index,         holdings four times in each fiscal year,
o Class B shares are not available as an     including the indexes defined here, and      at the quarter-ends. For the second and
investment for retirement plans maintained   consequently, the performance of the Fund    fourth quarters, the lists appear in the
pursuant to Section 401 of the Internal      may deviate significantly from the           Fund's semiannual and annual reports to
Revenue Code, including 401(k) plans,        performance of the indexes.                  shareholders. For the first and third
money purchase pension plans and profit                                                   quarters, the Fund files the lists with
sharing plans. Plans that had existing       o A direct investment cannot be made in an   the Securities and Exchange Commission
accounts invested in Class B shares prior    index. Unless otherwise indicated, index     (SEC) on Form N-Q. The most recent list of
to September 30, 2003, will continue to be   results include reinvested dividends, and    portfolio holdings is available at
allowed to make additional purchases.        they do not reflect sales charges.           AIMinvestments.com. From our home page,
                                             Performance of an index of funds reflects    click on Products & Performance, then
o Class R shares are available only to       fund expenses; performance of a market       Mutual Funds, then Fund Overview. Select
certain retirement plans. Please see the     index does not.                              your Fund from the drop-down menu and
prospectus for more information.                                                          click on Complete Quarterly Holdings.
                                             OTHER INFORMATION                            Shareholders can also look up the Fund's
PRINCIPAL RISKS OF INVESTING IN THE FUND                                                  Forms N-Q on the SEC Web site at sec.gov.
                                             o The returns shown in the management's      Copies of the Fund's Forms N-Q may be
o Investing in smaller companies involves    discussion of Fund performance are based     reviewed and copied at the SEC Public
greater risk than investing in more          on net asset values calculated for           Reference Room at 450 Fifth Street, N.W.,
established companies, such as business      shareholder transactions. Generally          Washington, D.C. 20549-0102. You can
risk, significant stock price fluctuations   accepted accounting principles require       obtain information on the operation of the
and illiquidity.                             adjustments to be made to the net assets     Public Reference Room, including
                                             of the Fund at period end for financial      information about duplicating fee charges,
ABOUT INDEXES USED IN THIS REPORT            reporting purposes, and as such, the net     by calling 202-942-8090 or 800-732-0330,or
                                             asset values for shareholder transactions    by electronic request at the following
o The unmanaged LIPPER MULTI-CAP GROWTH      and the returns based on those net asset     e-mail address: publicinfo@sec.gov. The
FUND INDEX represents an average of the      values may differ from the net asset         SEC file numbers for the Fund are
performance of the 30 largest                values and returns reported in the           811-01424 and 002-25469.
multi-capitalization growth funds tracked    Financial Highlights.
by Lipper Inc., an independent mutual fund                                                A description of the policies and
performance monitor.                         o Industry classifications used in this      procedures that the Fund uses to determine
                                             report are generally according to the        how to vote proxies relating to portfolio
o The unmanaged RUSSELL 1000--Registered     Global Industry Classification Standard,     securities is available without charge,
Trademark-- GROWTH INDEX is a subset of      which was developed by and is the            upon request, from our Client Services
the unmanaged Russell 1000--Registered       exclusive property and a service mark of     department at 800-959-4246 or on the AIM
Trademark-- Index, which represents the      Morgan Stanley Capital International Inc.    Web site, AIMinvestments.com. On the home
performance of the stocks of                 and Standard & Poor's.                       page, scroll down and click on AIM Funds
large-capitalization companies; the Growth                                                Proxy Policy. The information is also
subset measures the performance of Russell                                                available on the SEC Web site, sec.gov.
1000 companies with higher price/book
ratios and higher forecasted growth                                                       Information regarding how the Fund voted
values.                                                                                   proxies related to its portfolio
                                                                                          securities during the 12 months ended June
o The unmanaged STANDARD & POOR'S                                                         30,2005,is available at our Web site. Go
COMPOSITE INDEX OF 500 STOCKS (the S&P                                                    to AIMinvestments.com, access the About Us
500--Registered Trademark-- Index) is an                                                  tab, click on Required Notices and then
index of common stocks frequently used as                                                 click on Proxy Voting Activity. Next,
a general measure of U.S. stock market                                                    select the Fund from the drop-down menu.
performance.                                                                              The information is also available on the
                                                                                          SEC Web site, sec.gov.

                                                                                          ========================================
================================================================================          FUND NASDAQ SYMBOLS
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND                 Class A Shares                     CSTGX
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES             Class B Shares                     CSTBX
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                        Class C Shares                     CSTCX
================================================================================          Class R Shares                     CSTRX
                                                                                          ========================================

=====================================================
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE
=====================================================


AIMinvestments.com

AIM CONSTELLATION FUND


                    DEAR FELLOW SHAREHOLDERS OF THE AIM FAMILY OF
                    FUNDS--Registered Trademark--:

                    We're pleased to provide you with this semiannual report,
                    which includes a discussion of how your Fund was managed for
    [GRAHAM         the six months ended April 30, 2006, and what factors
     PHOTO]         affected its performance. That discussion begins on page 3.

ROBERT H. GRAHAM       It's been said nothing is certain but death and taxes. We
                    would venture to add that one other thing is certain:
                    Markets change--and change often--in the short term. The
                    period covered in this report is a perfect example. Domestic and global equity markets were generally strong throughout
    [TAYLOR         the period, but they became considerably more volatile and
     PHOTO]         negative beginning in May, after the close of the reporting period. Inflation fears were the primary cause of this
 PHILLIP TAYLOR     volatility and negativity:

                    o Amid signs of rising inflation, the U.S. Federal Reserve Board stated that additional interest rate hikes might be needed to address inflation risks.

                    o The dollar remained weak, making imports more expensive and thereby raising inflation.

                    o Oil prices remained at historically high levels, threatening to reduce consumer spending--and possibly slowing the U.S. economy.

                       While we can't do anything about the ambiguity and
                    uncertainty surrounding death and taxes, we can suggest an alternative to reacting to fluctuating short-term market conditions: Maintain a diversified portfolio. AIM Investments--Registered Trademark-- can help by offering a broad product line that gives your advisor the necessary tools to build a portfolio that's right for you regardless of market conditions. AIM offers a comprehensive range of retail mutual funds, including domestic, global and international equity funds, taxable and tax-exempt fixed-income funds, and a variety of allocation portfolios--with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

                       We also believe in the value of a trusted financial
                    advisor; who can create an investment plan you can stick with for the long term. Your advisor can help allocate your portfolio appropriately and review your investments regularly to ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that's based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

                    OUR COMMITMENT TO YOU

                    In the short term, the one sure thing about markets is their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building solutions to help you achieve your investment goals, and we're pleased you've placed your trust in us.

                       Information about investing, the markets and your Fund is
                    always available on our Web site, AIMinvestments.com. If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.


                    Sincerely,

                    /s/ ROBERT H. GRAHAM                    /s/ PHILIP TAYLOR
                    -----------------------                 --------------------
                    Robert H. Graham                        Philip Taylor
                    President & Vice Chair -- AIM Funds     CEO, AIM Investments
                    Chair, AIM Investments


                    June 19, 2006


                    AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM CONSTELLATION FUND

                    DEAR FELLOW AIM FUND SHAREHOLDERS:

                    Having completed a year of transition and change at AIM
                    Funds--as well as my first full year as your board's
    [CROCKETT       independent chair--I can assure you that shareholder
      PHOTO]        interests are at the forefront of every decision your board makes. While regulators and fund companies debate the value of an independent board chair, this structure is working for you. Our new structure has enabled the board to work more
 BRUCE L. CROCKETT  effectively with management to achieve benefits for the shareholders, as shown in the highlights of 2005 listed below:

                    o During 2005, management proposed, and your board approved, voluntary advisory fee reductions, which are saving shareholders more than $20 million annually, based on asset levels of March 31, 2005.

                    o Also during 2005, management proposed to your board the merger of 14 funds into other AIM funds with similar objectives. In each case, the goal was for the resulting merged fund to benefit from strengthened management and greater efficiency. Your board carefully analyzed and discussed with management the rationale and proposed terms of each merger to ensure that the mergers were beneficial to the shareholders of all affected funds before approving them. Eight of these mergers were subsequently approved by shareholders of the target funds during 2005. The remaining six fund mergers were approved by shareholders in early 2006.

                    o Your board, through its Investments Committee and Subcommittees, continued to closely monitor the portfolio performance of the funds. During the year, your board reviewed portfolio management changes made by the advisor at 11 funds with the objective of organizing management teams around common processes and shared investment views. Management believes these changes will lead to improved investment performance.

                       In 2006, your board will continue to focus on fund
                    expenses and investment performance. Although many funds have good performance, we are working with management to seek improvements for those funds currently performing below expectations. Eight in-person board meetings and several additional telephone and committee meetings are scheduled to take place this year. I'll inform you of our progress in my next semiannual letter to shareholders.

                       The AIM Funds board is pleased to welcome our newest
                    independent member, Raymond Stickel, Jr., a former partner with the international auditing firm of Deloitte & Touche. We also send our thanks and best wishes to Gerald J. Lewis, who retired from your board in December 2005, and to Edward
                    K. Dunn, Jr., who retired in 2006.

                       Your board welcomes your views. Please mail them to me at
                    AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.


                    Sincerely,

                    /s/ BRUCE L. CROCKETT
                    --------------------------
                    Bruce L. Crockett
                    Independent Chair
                    AIM Funds Board

                    June 19, 2006

AIM CONSTELLATION FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


=======================================================================================   shareholder cash flow

PERFORMANCE SUMMARY                          ==========================================   o Valuation--focus on companies that are
                                                                                          attractively valued given their growth
For the six months ended April 30,2006,      FUND VS. INDEXES                             potential
Class A shares of AIM Constellation Fund,
excluding sales charges, outperformed the    Cumulative total returns,                    o Risk assessment--avoid "high risk"
S&P 500 Index and the Russell 1000 Growth    10/31/05--4/30/06, excluding applicable      companies as defined below
Index.                                       sales charges. If applicable sales charges
                                             were included, returns would be lower.          Stocks that are ranked highest by our
   The Fund outperformed its broad market                                                 quantitative model are the focus of our
index largely due to strong stock            Class A Shares                    11.34%     fundamental research. Our fundamental
selection and overweight positions in the                                                 analysis seeks to determine the company's
information technology (IT),industrials      Class B Shares                    10.91      drivers of earnings. Our team meets with
and materials sectors. In each of these                                                   company management to evaluate proprietary
areas, the Fund's holdings as a group        Class C Shares                    10.91      products and the quality of management. We
generally outperformed those of the broad                                                 also analyze trends and the competitive
market. The Fund's outperformance relative   Class R Shares                    11.22      landscape. We believe stocks that pass our
to its style-specific index was the result   S&P 500 Index (Broad Market                  quantitative and fundamental screens are
of strong stock selection in the IT,           Index)                           9.63      more likely to outperform.
industrials and materials sectors.
                                             Russell 1000 Growth Index                       We construct the portfolio using a
   The Fund also benefited from exposure       (Style-specific Index)           7.06      bottom-up strategy, focusing on stocks
to mid- and small-cap holdings, which                                                     rather than industries or sectors. While
generally outperformed large-cap stocks      Lipper Multi-Cap Growth Fund                 there are no formal sector guidelines or
during the                                     Index (Peer Group Index)        12.76      constraints, internal controls and
                                                                                          proprietary software help us monitor risk
                                             SOURCE: LIPPER INC.                          levels and sector concentration.

                                             ==========================================      Our sell process is designed to avoid
                                                                                          "high risk" situations we believe lead to
                                             period. Both the S&P 500 Index and the       underperformance. Examples of "high risk"
                                             Russell 1000 Growth Index consist            situations include:
                                             primarily of large-cap stocks.
                                                                                          o Deteriorating business prospects
                                                Your Fund's long-term performance
                                             appears on page 5.                           o Extended valuation

=======================================================================================   o Slowing earnings growth

HOW WE INVEST                                based on factors we have found to be         o Weakened balance sheet
                                             highly correlated with outperformance in
We believe a growth investment strategy is   the growth universe, including:              MARKET CONDITIONS AND YOUR FUND
an essential component of a diversified
portfolio.                                   o Earnings--focus on companies exhibiting    Domestic equities posted solid returns in
                                             strong growth in earnings, revenue and       the reporting period, leaving several
   Our investment process combines           cash flows                                   major market indexes near multi-year
quantitative and fundamental analysis to                                                  highs. Strong economic growth, favorable
uncover companies exhibiting long-term,      o Quality--focus on companies with           corporate earnings and con-
sustainable earnings and cash flow growth    sustainable earnings growth; focus on
that is not yet reflected in investor        companies with management teams that
expectations or equity valuations.           profitably reinvest                                                         (continued)

   Our quantitative model ranks companies


===================================================================================================================================

PORTFOLIO COMPOSITION                        TOP FIVE INDUSTRIES*                         TOP 10 EQUITY HOLDINGS*

By sector                                    1. Communications Equipment         8.1%      1. Apple Computer, Inc.            2.3%

Information Technology             32.1%     2. Semiconductors                   7.9       2. Cisco Systems, Inc.             2.3

Industrials                        17.1      3. Investment Banking & Brokerage   4.8       3. Amdocs Ltd.                     2.2

Health Care                        16.8      4. Pharmaceuticals                  4.5       4. QUALCOMM Inc.                   2.1

Consumer Discretionary             11.2      5. Application Software             4.2       5. Analog Devices, Inc.            2.0

Financials                         10.4      TOTAL NET ASSETS           $9.1 BILLION       6. Aetna Inc.                      2.0

Energy                              5.9      TOTAL NUMBER OF HOLDINGS*           115       7. Office Depot, Inc.              1.8

Materials                           3.5                                                    8. Google Inc.--Class A            1.7

Consumer Staples                    1.7                                                    9. Nokia Oyj--ADR (Finland)        1.7

Telecommunication Services          0.6                                                   10. Freescale Semiconductor
                                                                                              Inc.--Class B                  1.7
Money Market Funds Plus Other
  Assets Less Liabilities           0.7

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding money market fund holdings.

===================================================================================================================================

AIM CONSTELLATION FUND

tinued benign inflation supported equities   Both benefited from strong global demand                   LANNY H. SACHNOWITZ, senior
despite historically high energy prices      for their products.                          [SACHNOWITZ   portfolio manager, is lead
and the U.S. Federal Reserve's (the Fed)                                                     PHOTO]     portfolio manager of AIM
ongoing tightening campaign. Although           In the materials sector, both an                        Constellation Fund. He
mixed signals from the Fed created some      overweight position and solid stock          joined AIM in 1987 as a money market
market volatility, investors grew            selection in the metals and mining           trader and research analyst. In 1990, Mr.
optimistic that the Fed might stop raising   industry benefited Fund performance.         Sachnowitz's trading responsibilities were
interest rates in the near future. Small     Holdings that performed well included        expanded to include head of equity
and medium capitalization stocks continued   copper producer PHELPS DODGE and             trading. He was named a portfolio manager
to lead the market higher. Positive          integrated steel maker UNITED STATES         in 1991. Mr. Sachnowitz earned a B.S. in
performance was broad among S&P 500 Index    STEEL.                                       finance from the University of Southern
sectors with the best returns found in the                                                California and an M.B.A. from the
telecommunication services, energy,             The health care sector was the only       University of Houston.
materials and industrials sectors.           sector that detracted from Fund
                                             performance on both an absolute and                        KIRK L. ANDERSON, portfolio
   Strong stock selection in the IT sector   relative basis. Key detractors included        [ANDERSON   manager, is portfolio
helped drive the Fund's outperformance       health care benefits manager CAREMARK RX         PHOTO]    manager of AIM Constellation
relative to the Russell 1000 Growth Index.   and health care equipment and supplies                     Fund. He joined AIM in 1994
Our investment process led us to invest in   manufacturer ALCON. Investors appeared to    and was named a portfolio manager in 2003.
a number of holdings in the communications   rotate out of last year's strong             Mr. Anderson earned a B.A. in political
equipment, semiconductor and software        performers in the health care sector to      science from Texas A&M University and M.S.
industries that performed well during the    invest in other sectors, particularly IT     in finance from the University of Houston.
reporting period. One example is QUALCOMM,   stocks.
a company that licenses its semiconductor                                                               JAMES G. BIRDSALL, portfolio
technology and system software to more          During the reporting period, our            [BIRDSALL   manager, is portfolio
than 100 equipment and cell phone makers.    investment process led us to reduce our          PHOTO]    manager of AIM Constellation
The company's stock price increased after    exposure to the energy and health care                     Fund. He has been associated
the company reported earnings that           sectors due to their previous strong         with AIM Investments since 1995 and was
exceeded expectations due to strong sales    performance and because we believed there    named a portfolio manager in 1999. Mr.
and profit margin expansion. Other key IT    was less upside to earnings estimates.       Birdsall earned a B.B.A. with a
contributors to Fund performance included    Proceeds from these sales were invested      concentration in finance from Stephen F.
semiconductor manufacturer MICROCHIP         primarily in IT, financials and              Austin State University before earning his
TECHNOLOGIES and software maker AMDOCS.      industrials stocks that we believed          M.B.A. with a concentration in finance and
                                             possessed attractive fundamentals.           international business from the University
   Despite the strong overall performance                                                 of St. Thomas.
of the IT sector, there were several         IN CLOSING
notable detractors including YAHOO! and                                                                 ROBERT J. LLOYD, Chartered
EBAY. Both companies reported quarterly      During the reporting period, we considered      [LLOYD     Financial Analyst, portfolio
earnings generally in line with              the fundamentals of growth stocks to be         PHOTO]     manager, is portfolio
expectations, but neither delivered the      attractive. As a group, growth companies                   manager of AIM Constellation
earnings upside many investors have come     boasted healthy cash flows, strong balance   Fund. He joined AIM in 2000 and was named
to expect. Additionally, anti-virus          sheets and positive earnings growth.         portfolio manager in 2001. He served eight
manufacturer MCAFEE was a significant        Additionally, in our opinion, generally,     years in the U.S. Navy as a Naval Flight
detractor from Fund performance. We sold     growth stocks were attractively priced       Officer flying the S-3B Viking. Mr. Lloyd
Yahoo! and McAfee before the close of the    relative to other stocks with less           earned a B.B.A. from the University of
reporting period.                            attractive fundamentals. While growth        Notre Dame and an M.B.A. from the
                                             stocks have lagged the broad market in       University of Chicago.
   The industrials sector benefited from a   recent years, investors have started to
broad-based rally during the first part      recognize and reward these                   Assisted by the Large/Multi-Cap Growth
of 2006. The Fund outperformed the Russell   characteristics.                             Team
1000 Growth Index in this sector due
mostly to strong stock selection. Many of       As always, we thank you for your
the better-performing stocks in the sector   continued investment in AIM Constellation
were from the machinery, electrical          Fund.
equipment and transportation industries.
Railroad holding BURLINGTON NORTHERN SANTA   The views and opinions expressed in
FE, one of the most significant              management's discussion of Fund
contributors to Fund performance during      performance are those of A I M Advisors,
the period, benefited from continued         Inc. These views and opinions are subject
pricing gains, strong volume growth and      to change at any time based on factors
profit margin expansion. Machinery           such as market and economic conditions.
holdings that performed particularly well    These views and opinions may not be relied
included CATERPILLAR and PARKER HANNIFIN.    upon as investment advice or
                                             recommendations, or as an offer for a
                                             particular security. The information is
                                             not a complete analysis of every aspect of
                                             any market, country, industry, security or
                                             the Fund. Statements of fact are from
                                             sources considered reliable, but A I M
                                             Advisors, Inc. makes no representation or
                                             warranty as to their completeness or
                                             accuracy. Although historical performance
                                             is no guarantee of future results, these
                                             insights may help you understand our                 [RIGHT ARROW GRAPHIC]
                                             investment management philosophy.

                                                    See important Fund and index        FOR A PRESENTATION OF YOUR FUND'S
                                               disclosures on the inside front cover.   LONG-TERM PERFORMANCE, PLEASE SEE PAGE 5.

AIM CONSTELLATION FUND

YOUR FUND'S LONG-TERM PERFORMANCE


======================================================================================

AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS
As of 4/30/06, including applicable sales    As of 3/31/06, most recent calendar
charges                                      quarter-end, including applicable sales
                                             charges
CLASS A SHARES
Inception (4/30/76)               14.22%     CLASS A SHARES
 10 Years                          4.47      Inception (4/30/76)               14.26%
  5 Years                         -0.16       10 Years                          5.07
  1 Year                          17.04        5 Years                          1.74
                                               1 Year                          12.47
CLASS B SHARES
Inception (11/3/97)                2.65%     CLASS B SHARES
  5 Years                         -0.13      Inception (11/3/97)                2.65%
  1 Year                          17.92        5 Years                          1.79
                                               1 Year                          13.14
CLASS C SHARES
Inception (8/4/97)                 2.42%     CLASS C SHARES
  5 Years                          0.26      Inception (8/4/97)                 2.43%
  1 Year                          21.87        5 Years                          2.17
                                               1 Year                          17.14
CLASS R SHARES
 10 Years                          4.88%     CLASS R SHARES
  5 Years                          0.83       10 Years                          5.48%
  1 Year                          23.55        5 Years                          2.75
                                               1 Year                          18.72

======================================================================================


CLASS R SHARES' INCEPTION DATE IS JUNE 3,    FORMANCE. PERFORMANCE FIGURES REFLECT        PERIOD INVOLVED. THE CDSC ON CLASS B
2002. RETURNS SINCE THAT DATE ARE            REINVESTED DISTRIBUTIONS, CHANGES IN NET     SHARES DECLINES FROM 5% BEGINNING AT THE
HISTORICAL RETURNS. ALL OTHER RETURNS ARE    ASSET VALUE AND THE EFFECT OF THE MAXIMUM    TIME OF PURCHASE TO 0% AT THE BEGINNING OF
BLENDED RETURNS OF HISTORICAL CLASS R        SALES CHARGE UNLESS OTHERWISE STATED.        THE SEVENTH YEAR. THE CDSC ON CLASS C
SHARE PERFORMANCE AND RESTATED CLASS A       PERFORMANCE FIGURES DO NOT REFLECT           SHARES IS 1% FOR THE FIRST YEAR AFTER
SHARE PERFORMANCE (FOR PERIODS PRIOR TO      DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY   PURCHASE. CLASS R SHARES DO NOT HAVE A
THE INCEPTION DATE OF CLASS R SHARES) AT     ON FUND DISTRIBUTIONS OR SALE OF FUND        FRONT-END SALES CHARGE; RETURNS SHOWN ARE
NET ASSET VALUE, ADJUSTED TO REFLECT THE     SHARES. INVESTMENT RETURN AND PRINCIPAL      AT NET ASSET VALUE AND DO NOT REFLECT A
HIGHER RULE 12b-1 FEES APPLICABLE TO CLASS   VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE    0.75% CDSC THAT MAY BE IMPOSED ON A TOTAL
R SHARES.                                    A GAIN OR LOSS WHEN YOU SELL SHARES.         REDEMPTION OF RETIREMENT PLAN ASSETS
                                                                                          WITHIN THE FIRST YEAR.
   THE PERFORMANCE DATA QUOTED REPRESENT        CLASS A SHARE PERFORMANCE REFLECTS THE
PAST PERFORMANCE AND CANNOT GUARANTEE        MAXIMUM 5.50% SALES CHARGE, AND CLASS B         THE PERFORMANCE OF THE FUND'S SHARE
COMPARABLE FUTURE RESULTS; CURRENT           AND CLASS C SHARE PERFORMANCE REFLECTS THE   CLASSES WILL DIFFER DUE TO DIFFERENT SALES
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   APPLICABLE CONTINGENT DEFERRED SALES         CHARGE STRUCTURES AND CLASS EXPENSES.
VISIT AIMINVESTMENTS.COM FOR THE MOST        CHARGE (CDSC) FOR THE
RECENT MONTH-END PER-

AIM CONSTELLATION FUND

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE                                      together with the amount you invested, to       The hypothetical account values and
                                             estimate the expenses that you paid over     expenses may not be used to estimate the
As a shareholder of the Fund, you incur      the period. Simply divide your account       actual ending account balance or expenses
two types of costs: (1) transaction costs,   value by $1,000 (for example, an $8,600      you paid for the period. You may use this
which may include sales charges (loads) on   account value divided by $1,000 = 8.6),      information to compare the ongoing costs
purchase payments; contingent deferred       then multiply the result by the number in    of investing in the Fund and other funds.
sales charges on redemptions; and            the table under the heading entitled         To do so, compare this 5% hypothetical
redemption fees, if any; and (2) ongoing     "Actual Expenses Paid During Period" to      example with the 5% hypothetical examples
costs, including management fees;            estimate the expenses you paid on your       that appear in the shareholder reports of
distribution and/or service fees (12b-1);    account during this period.                  the other funds.
and other Fund expenses. This example is
intended to help you understand your         HYPOTHETICAL EXAMPLE FOR                        Please note that the expenses shown in
ongoing costs (in dollars) of investing in   COMPARISON PURPOSES                          the table are meant to highlight your
the Fund and to compare these costs with                                                  ongoing costs only and do not reflect any
ongoing costs of investing in other mutual   The table below also provides information    transactional costs, such as sales charges
funds. The example is based on an            about hypothetical account values and        (loads) on purchase payments, contingent
investment of $1,000 invested at the         hypothetical expenses based on the Fund's    deferred sales charges on redemptions, and
beginning of the period and held for the     actual expense ratio and an assumed rate     redemption fees, if any. Therefore, the
entire period November 1, 2005, through      of return of 5% per year before expenses,    hypothetical information is useful in
April 30, 2006.                              which is not the Fund's actual return. The   comparing ongoing costs only, and will not
                                             Fund's actual cumulative total returns at    help you determine the relative total
ACTUAL EXPENSES                              net asset value after expenses for the six   costs of owning different funds. In
                                             months ended April 30, 2006, appear in the   addition, if these transactional costs
The table below provides information about   table "Fund vs. Indexes" on page 3.          were included, your costs would have been
actual account values and actual expenses.                                                higher.
You may use the information in this table,

====================================================================================================================================

                                         ACTUAL                                  HYPOTHETICAL
                                                                       (5% ANNUAL RETURN BEFORE EXPENSES)

             BEGINNING         ENDING             EXPENSES               ENDING                   EXPENSES          ANNUALIZED
SHARE      ACCOUNT VALUE    ACCOUNT VALUE        PAID DURING          ACCOUNT VALUE             PAID DURING           EXPENSE
CLASS        (11/1/05)       (4/30/06)(1)         PERIOD(2)            (4/30/06)                 PERIOD(2)             RATIO
  A          $1,000.00        $1,113.40            $ 6.45              $1,018.70                   $6.16               1.23%
  B           1,000.00         1,109.10             10.35               1,014.98                    9.89               1.98
  C           1,000.00         1,109.10             10.35               1,014.98                    9.89               1.98
  R           1,000.00         1,112.20              7.75               1,017.46                    7.40               1.48

(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2005, through April
    30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended April 30, 2006, appear in the table "Fund vs. Indexes" on page 3.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

                                                                                          [ARROW
                                                                                          BUTTON        For More Information Visit
                                                                                          IMAGE]            AIMinvestments.com

AIM CONSTELLATION FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Equity Funds    AIM currently is providing satisfactory      other advisors with investment strategies
(the "Board") oversees the management of     services in accordance with the terms of     comparable to those of the Fund that the
AIM Constellation Fund (the "Fund") and,     the Advisory Agreement.                      Board reviewed. The Board noted that AIM
as required by law, determines annually                                                   has agreed to waive advisory fees of the
whether to approve the continuance of the    o The performance of the Fund relative to    Fund, as discussed below. Based on this
Fund's advisory agreement with A I M         comparable funds. The Board reviewed the     review, the Board concluded that the
Advisors, Inc. ("AIM"). Based upon the       performance of the Fund during the past      advisory fee rate for the Fund under the
recommendation of the Investments            one, three and five calendar years against   Advisory Agreement was fair and
Committee of the Board, at a meeting held    the performance of funds advised by other    reasonable.
on June 30, 2005, the Board, including all   advisors with investment strategies
of the independent trustees, approved the    comparable to those of the Fund. The Board   o Expense limitations and fee waivers. The
continuance of the advisory agreement (the   noted that the Fund's performance was        Board noted that AIM has contractually
"Advisory Agreement") between the Fund and   below the median performance of such         agreed to waive advisory fees of the Fund
AIM for another year, effective July 1,      comparable funds for the one year period     through December 31, 2009 to the extent
2005.                                        and above such median performance for the    necessary so that the advisory fees
                                             three and five year periods. Based on this   payable by the Fund do not exceed a
   The Board considered the factors          review, the Board concluded that no          specified maximum advisory fee rate, which
discussed below in evaluating the fairness   changes should be made to the Fund and       maximum rate includes breakpoints and is
and reasonableness of the Advisory           that it was not necessary to change the      based on net asset levels. The Board
Agreement at the meeting on June 30, 2005    Fund's portfolio management team at this     considered the contractual nature of this
and as part of the Board's ongoing           time.                                        fee waiver and noted that it remains in
oversight of the Fund. In their                                                           effect until December 31, 2009. The Board
deliberations, the Board and the             o The performance of the Fund relative to    considered the effect this fee waiver
independent trustees did not identify any    indices. The Board reviewed the              would have on the Fund's estimated
particular factor that was controlling,      performance of the Fund during the past      expenses and concluded that the levels of
and each trustee attributed different        one, three and five calendar years against   fee waivers/expense limitations for the
weights to the various factors.              the performance of the Lipper Large-Cap      Fund were fair and reasonable.
                                             Growth Index. The Board noted that the
   One of the responsibilities of the        Fund's performance was below the             o Breakpoints and economies of scale. The
Senior Officer of the Fund, who is           performance of such Index for the one year   Board reviewed the structure of the Fund's
independent of AIM and AIM's affiliates,     period and above such Index for the three    advisory fee under the Advisory Agreement,
is to manage the process by which the        and five year periods. Based on this         noting that it includes two breakpoints.
Fund's proposed management fees are          review, the Board concluded that no          The Board reviewed the level of the Fund's
negotiated to ensure that they are           changes should be made to the Fund and       advisory fees, and noted that such fees,
negotiated in a manner which is at arm's     that it was not necessary to change the      as a percentage of the Fund's net assets,
length and reasonable. To that end, the      Fund's portfolio management team at this     have decreased as net assets increased
Senior Officer must either supervise a       time.                                        because the Advisory Agreement includes
competitive bidding process or prepare an                                                 breakpoints. The Board noted that AIM has
independent written evaluation. The Senior   o Meeting with the Fund's portfolio          contractually agreed to waive advisory
Officer has recommended an independent       managers and investment personnel. With      fees of the Fund through December 31, 2009
written evaluation in lieu of a              respect to the Fund, the Board is meeting    to the extent necessary so that the
competitive bidding process and, upon the    periodically with such Fund's portfolio      advisory fees payable by the Fund do not
direction of the Board, has prepared such    managers and/or other investment personnel   exceed a specified maximum advisory fee
an independent written evaluation. Such      and believes that such individuals are       rate, which maximum rate includes
written evaluation also considered certain   competent and able to continue to carry      breakpoints and is based on net asset
of the factors discussed below. In           out their responsibilities under the         levels. The Board concluded that the
addition, as discussed below, the Senior     Advisory Agreement.                          Fund's fee levels under the Advisory
Officer made certain recommendations to                                                   Agreement therefore reflect economies of
the Board in connection with such written    o Overall performance of AIM. The Board      scale and that it was not necessary to
evaluation.                                  considered the overall performance of AIM    change the advisory fee breakpoints in the
                                             in providing investment advisory and         Fund's advisory fee schedule.
   The discussion below serves as a          portfolio administrative services to the
summary of the Senior Officer's              Fund and concluded that such performance     o Investments in affiliated money market
independent written evaluation and           was satisfactory.                            funds. The Board also took into account
recommendations to the Board in connection                                                the fact that uninvested cash and cash
therewith, as well as a discussion of the    o Fees relative to those of clients of AIM   collateral from securities lending
material factors and the conclusions with    with comparable investment strategies. The   arrangements (collectively, "cash
respect thereto that formed the basis for    Board reviewed the advisory fee rate for     balances") of the Fund may be invested in
the Board's approval of the Advisory         the Fund under the Advisory Agreement. The   money market funds advised by AIM pursuant
Agreement. After consideration of all of     Board noted that, based on the Fund's        to the terms of an SEC exemptive order.
the factors below and based on its           current assets and taking account of the     The Board found that the Fund may realize
informed business judgment, the Board        breakpoints in the Fund's advisory fee       certain benefits upon investing cash
determined that the Advisory Agreement is    schedule, this rate (i) was comparable to    balances in AIM advised money market
in the best interests of the Fund and its    the advisory fee rates for a variable        funds, including a higher net return,
shareholders and that the compensation to    insurance fund advised by AIM and offered    increased liquidity, increased
AIM under the Advisory Agreement is fair     to insurance company separate accounts       diversification or decreased transaction
and reasonable and would have been           with investment strategies comparable to     costs. The Board also found that the Fund
obtained through arm's length                those of the Fund; (ii) was lower than the   will not receive reduced services if it
negotiations.                                advisory fee rates for an offshore fund      invests its cash balances in such money
                                             advised by an AIM affiliate with             market funds. The Board noted that, to the
o The nature and extent of the advisory      investment strategies comparable to those    extent the Fund invests in affiliated
services to be provided by AIM. The Board    of the Fund; (iii) was higher than the       money market funds, AIM has voluntarily
reviewed the services to be provided by      sub-advisory fee rates for three             agreed to waive a portion of the advisory
AIM under the Advisory Agreement. Based on   unaffiliated mutual funds for which an AIM   fees it receives from the Fund
such review, the Board concluded that the    affiliate serves as sub-advisor, although    attributable to such investment. The Board
range of services to be provided by AIM      the total management fees paid by such       further determined that the proposed
under the Advisory Agreement was             unaffiliated mutual funds were higher than   securities lending program and related
appropriate and that AIM currently is        the advisory fee rate for the Fund; and      procedures with respect to the lending
providing services in accordance with the    (iv) was higher than the advisory fee        Fund is in the best interests of the
terms of the Advisory Agreement.             rates for three separately managed wrap      lending Fund and its respective
                                             accounts managed by an AIM affiliate with    shareholders. The Board therefore
o The quality of services to be provided     investment strategies comparable to those    concluded that the investment of cash
by AIM. The Board reviewed the credentials   of the Fund. The Board noted that AIM has    collateral received in connection with the
and experience of the officers and           agreed to waive advisory fees of the Fund,   securities lending program in the money
employees of AIM who will provide            as discussed below. Based on this review,    market funds according to the procedures
investment advisory services to the Fund.    the Board concluded that the advisory fee    is in the best interests of the lending
In reviewing the qualifications of AIM to    rate for the Fund under the Advisory         Fund and its respective shareholders.
provide investment advisory services, the    Agreement was fair and reasonable.
Board reviewed the qualifications of AIM's                                                o Independent written evaluation and
investment personnel and considered such     o Fees relative to those of comparable       recommendations of the Fund's Senior
issues as AIM's portfolio and product        funds with other advisors. The Board         Officer. The Board noted that, upon their
review process, various back office          reviewed the advisory fee rate for the       direction, the Senior Officer of the Fund,
support functions provided by AIM and        Fund under the Advisory Agreement. The       who is
AIM's equity and fixed income trading        Board compared effective contractual
operations. Based on the review of these     advisory fee rates at a common asset level                                  (continued)
and other factors, the Board concluded       and noted that the Fund's rate was
that the quality of services to be           comparable to the median rate of the funds
provided by AIM was appropriate and that     advised by

AIM CONSTELLATION FUND

independent of AIM and AIM's affiliates,     o Other factors and current trends. In       o The performance of the Fund relative to
had prepared an independent written          determining whether to continue the          comparable funds. The Board reviewed the
evaluation in order to assist the Board in   Advisory Agreement for the Fund, the Board   performance of the Fund during the past
determining the reasonableness of the        considered the fact that AIM, along with     one, three and five calendar years against
proposed management fees of the AIM Funds,   others in the mutual fund industry, is       the performance of funds advised by other
including the Fund. The Board noted that     subject to regulatory inquiries and          advisors with investment strategies
the Senior Officer's written evaluation      litigation related to a wide range of        comparable to those of the Fund. The Board
had been relied upon by the Board in this    issues. The Board also considered the        noted that the Fund's performance was
regard in lieu of a competitive bidding      governance and compliance reforms being      below the median performance of such
process. In determining whether to           undertaken by AIM and its affiliates,        comparable funds for the one year period
continue the Advisory Agreement for the      including maintaining an internal controls   and above such median performance for the
Fund, the Board considered the Senior        committee and retaining an independent       three and five year periods. Based on this
Officer's written evaluation and the         compliance consultant, and the fact that     review, the Board concluded that no
recommendation made by the Senior Officer    AIM has undertaken to cause the Fund to      changes should be made to the Fund and
to the Board that the Board consider         operate in accordance with certain           that it was not necessary to change the
implementing a process to assist them in     governance policies and practices. The       Fund's portfolio management team at this
more closely monitoring the performance of   Board concluded that these actions           time.
the AIM Funds. The Board concluded that it   indicated a good faith effort on the part
would be advisable to implement such a       of AIM to adhere to the highest ethical      o The performance of the Fund relative to
process as soon as reasonably practicable.   standards, and determined that the current   indices. The Board reviewed the
                                             regulatory and litigation environment to     performance of the Fund during the past
o Profitability of AIM and its affiliates.   which AIM is subject should not prevent      one, three and five calendar years against
The Board reviewed information concerning    the Board from continuing the Advisory       the performance of the Lipper Large-Cap
the profitability of AIM's (and its          Agreement for the Fund.                      Growth Index. The Board noted that the
affiliates') investment advisory and other                                                Fund's performance was below the
activities and its financial condition.      APPROVAL OF SUB-ADVISORY AGREEMENT           performance of such Index for the one year
The Board considered the overall                                                          period and above such Index for the three
profitability of AIM, as well as the         The Board oversees the management of the     and five year periods. Based on this
profitability of AIM in connection with      Fund and, as required by law, determines     review, the Board concluded that no
managing the Fund. The Board noted that      annually whether to approve the              changes should be made to the Fund and
AIM's operations remain profitable,          continuance of the Fund's sub-advisory       that it was not necessary to change the
although increased expenses in recent        agreement. Based upon the recommendation     Fund's portfolio management team at this
years have reduced AIM's profitability.      of the Investments Committee of the Board,   time.
Based on the review of the profitability     at a meeting held on June 30, 2005, the
of AIM's and its affiliates' investment      Board, including all of the independent      o Meetings with the Fund's portfolio
advisory and other activities and its        trustees, approved the continuance of the    managers and investment personnel. The
financial condition, the Board concluded     sub-advisory agreement (the "Sub-Advisory    Board is meeting periodically with the
that the compensation to be paid by the      Agreement") between A I M Capital            Fund's portfolio managers and/or other
Fund to AIM under its Advisory Agreement     Management, Inc. (the "Sub-Advisor") and     investment personnel and believes that
was not excessive.                           AIM with respect to the Fund for another     such individuals are competent and able to
                                             year, effective July 1, 2005.                continue to carry out their
o Benefits of soft dollars to AIM. The                                                    responsibilities under the Sub-Advisory
Board considered the benefits realized by       The Board considered the factors          Agreement.
AIM as a result of brokerage transactions    discussed below in evaluating the fairness
executed through "soft dollar"               and reasonableness of the Sub-Advisory       o Overall performance of the Sub-Advisor.
arrangements. Under these arrangements,      Agreement at the meeting on June 30, 2005    The Board considered the overall
brokerage commissions paid by the Fund       and as part of the Board's ongoing           performance of the Sub-Advisor in
and/or other funds advised by AIM are used   oversight of the Fund. In their              providing investment advisory services to
to pay for research and execution            deliberations, the Board and the             the Fund and concluded that such
services. This research is used by AIM in    independent trustees did not identify any    performance was satisfactory.
making investment decisions for the Fund.    particular factor that was controlling,
The Board concluded that such arrangements   and each trustee attributed different        o Advisory fees, expense limitations and
were appropriate.                            weights to the various factors.              fee waivers, and breakpoints and economies
                                                                                          of scale. In reviewing these factors, the
o AIM's financial soundness in light of         The discussion below serves as a          Board considered only the advisory fees
the Fund's needs. The Board considered       discussion of the material factors and the   charged to the Fund by AIM and did not
whether AIM is financially sound and has     conclusions with respect thereto that        consider the sub-advisory fees paid by
the resources necessary to perform its       formed the basis for the Board's approval    AIM to the Sub-Advisor. The Board believes
obligations under the Advisory Agreement,    of the Sub-Advisory Agreement. After         that this approach is appropriate because
and concluded that AIM has the financial     consideration of all of the factors below    the sub-advisory fees have no effect on
resources necessary to fulfill its           and based on its informed business           the Fund or its shareholders, as they are
obligations under the Advisory Agreement.    judgment, the Board determined that the      paid by AIM rather than the Fund.
                                             Sub-Advisory Agreement is in the best        Furthermore, AIM and the Sub-Advisor are
o Historical relationship between the Fund   interests of the Fund and its                affiliates and the Board believes that the
and AIM. In determining whether to           shareholders.                                allocation of fees between them is a
continue the Advisory Agreement for the                                                   business matter, provided that the
Fund, the Board also considered the prior    o The nature and extent of the advisory      advisory fees charged to the Fund are fair
relationship between AIM and the Fund, as    services to be provided by the               and reasonable.
well as the Board's knowledge of AIM's       Sub-Advisor. The Board reviewed the
operations, and concluded that it was        services to be provided by the Sub-Advisor   o Profitability of AIM and its affiliates.
beneficial to maintain the current           under the Sub-Advisory Agreement. Based on   The Board reviewed information concerning
relationship, in part, because of such       such review, the Board concluded that the    the profitability of AIM's (and its
knowledge. The Board also reviewed the       range of services to be provided by the      affiliates') investment advisory and other
general nature of the non-investment         Sub-Advisor under the Sub-Advisory           activities and its financial condition.
advisory services currently performed by     Agreement was appropriate and that the       The Board considered the overall
AIM and its affiliates, such as              Sub-Advisor currently is providing           profitability of AIM, as well as the
administrative, transfer agency and          services in accordance with the terms of     profitability of AIM in connection with
distribution services, and the fees          the Sub-Advisory Agreement.                  managing the Fund. The Board noted that
received by AIM and its affiliates for                                                    AIM's operations remain profitable,
performing such services. In addition to     o The quality of services to be provided     although increased expenses in recent
reviewing such services, the trustees also   by the Sub-Advisor. The Board reviewed       years have reduced AIM's profitability.
considered the organizational structure      the credentials and experience of the        Based on the review of the profitability
employed by AIM and its affiliates to        officers and employees of the Sub-Advisor    of AIM's and its affiliates' investment
provide those services. Based on the         who will provide investment advisory         advisory and other activities and its
review of these and other factors, the       services to the Fund. Based on the review    financial condition, the Board concluded
Board concluded that AIM and its             of these and other factors, the Board        that the compensation to be paid by the
affiliates were qualified to continue to     concluded that the quality of services to    Fund to AIM under its Advisory Agreement
provide non-investment advisory services     be provided by the Sub-Advisor was           was not excessive.
to the Fund, including administrative,       appropriate, and that the Sub-Advisor
transfer agency and distribution services,   currently is providing satisfactory          o The Sub-Advisor's financial soundness in
and that AIM and its affiliates currently    services in accordance with the terms of     light of the Fund's needs. The Board
are providing satisfactory non-investment    the Sub-Advisory Agreement.                  considered whether the Sub-Advisor is
advisory services.                                                                        financially sound and has the resources
                                                                                          necessary to perform its obligations under
                                                                                          the Sub-Advisory Agreement, and concluded
                                                                                          that the Sub-Advisor has the financial
                                                                                          resources necessary to fulfill its
                                                                                          obligations under the Sub-Advisory
                                                                                          Agreement.

SUPPLEMENT TO SEMIANNUAL REPORT DATED 4/30/06

AIM CONSTELLATION FUND

INSTITUTIONAL CLASS SHARES                   ========================================         PLEASE NOTE THAT PAST PERFORMANCE IS
                                                                                          NOT INDICATIVE OF FUTURE RESULTS. MORE
The following information has been           AVERAGE ANNUAL TOTAL RETURNS                 RECENT RETURNS MAY BE MORE OR LESS THAN
prepared to provide Institutional Class      For periods ended 4/30/06                    THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview                                                  REINVESTMENT OF DISTRIBUTIONS AT NET
specific to their holdings.                  10 Years                           5.57%     ASSET VALUE. INVESTMENT RETURN AND
Institutional Class shares are offered        5 Years                           1.51      PRINCIPAL VALUE WILL FLUCTUATE SO YOUR
exclusively to institutional investors,       1 Year                           24.44      SHARES, WHEN REDEEMED, MAY BE WORTH MORE
including defined contribution plans          6 Months*                        11.60      OR LESS THAN THEIR ORIGINAL COST. SEE
that meet certain criteria.                                                               FULL REPORT FOR INFORMATION ON
                                             ========================================     COMPARATIVE BENCHMARKS. PLEASE CONSULT
                                                                                          YOUR FUND PROSPECTUS FOR MORE
                                             AVERAGE ANNUAL TOTAL RETURNS                 INFORMATION. FOR THE MOST CURRENT
                                             For periods ended 3/31/06, most recent       MONTH-END PERFORMANCE, PLEASE CALL
                                             calendar quarter-end                         800-451-4246 OR VISIT
                                                                                          AIMINVESTMENTS.COM.
                                             10 Years                           6.18%
                                              5 Years                           3.44
                                              1 Year                           19.62
                                              6 Months*                         9.37

                                             *Cumulative total return that has not
                                             been annualized

                                             ========================================

                                             INSTITUTIONAL CLASS SHARES HAVE NO SALES
                                             CHARGE; THEREFORE, PERFORMANCE IS AT
                                             NAV. PERFORMANCE OF INSTITUTIONAL CLASS
                                             SHARES WILL DIFFER FROM PERFORMANCE OF
                                             OTHER SHARE CLASSES DUE TO DIFFERING
                                             SALES CHARGES AND CLASS EXPENSES.

========================================
NASDAQ SYMBOL                      CSITX
========================================

                                                                                       Over for information on your Fund's expenses.

==========================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES
CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
==========================================================================

                                                 FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

[YOUR GOALS. OUR SOLUTIONS.]                             [AIM INVESTMENTS LOGO]
  --Registered Trademark--                              --Registered Trademark--

AIMinvestments.com                  CST-INS-2           A I M Distributors, Inc.

INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      estimate the expenses that you paid over     six months ended April 30, 2006 appears
                                             the period. Simply divide your account       in the table on the front of this
As a shareholder of the Fund, you incur      value by $1,000 (for example, an $8,600      supplement.
ongoing costs, including management fees     account value divided by $1,000 = 8.6),
and other Fund expenses. This example is     then multiply the result by the number           The hypothetical account values and
intended to help you understand your         in the table under the heading entitled      expenses may not be used to estimate the
ongoing costs (in dollars) of investing      "Actual Expenses Paid During Period" to      actual ending account balance or
in the Fund and to compare these costs       estimate the expenses you paid on your       expenses you paid for the period. You
with ongoing costs of investing in other     account during this period.                  may use this information to compare the
mutual funds. The example is based on an                                                  ongoing costs of investing in the Fund
investment of $1,000 invested at the         HYPOTHETICAL EXAMPLE FOR                     and other funds. To do so, compare this
beginning of the period and held for the     COMPARISON PURPOSES                          5% hypothetical example with the 5%
entire period November 1, 2005, through                                                   hypothetical examples that appear in the
April 30, 2006.                              The table below also provides                shareholder reports of the other funds.
                                             information about hypothetical account
ACTUAL EXPENSES                              values and hypothetical expenses based           Please note that the expenses shown
                                             on the Fund's actual expense ratio and       in the table are meant to highlight your
The table below provides information         an assumed rate of return of 5% per year     ongoing costs only. Therefore, the
about actual account values and actual       before expenses, which is not the Fund's     hypothetical information is useful in
expenses. You may use the information in     actual return. The Fund's actual             comparing ongoing costs only, and will
this table, together with the amount you     cumulative total return after expenses       not help you determine the relative
invested, to                                 for the                                      total costs of owning different funds.

====================================================================================================================================

                                                     ACTUAL                          HYPOTHETICAL
                                                                          (5% ANNUAL RETURN BEFORE EXPENSES)

                       BEGINNING          ENDING               EXPENSES        ENDING           EXPENSES          ANNUALIZED
SHARE                ACCOUNT VALUE     ACCOUNT VALUE         PAID DURING    ACCOUNT VALUE     PAID DURING          EXPENSE
CLASS                  (11/1/05)        (4/30/06)(1)          PERIOD(2)       (4/30/06)         PERIOD(2)           RATIO
Institutional          $1,000.00         $1,116.00              $3.99         $1,021.03            3.81              0.76%

(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2005 through April
    30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended April 30, 2006, appears in the table on the front of this supplement.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

====================================================================================================================================

AIMinvestments.com                  CST-INS-2           A I M Distributors, Inc.

SCHEDULE OF INVESTMENTS

April 30, 2006
(Unaudited)

                                                 SHARES          VALUE
---------------------------------------------------------------------------
DOMESTIC COMMON STOCKS-87.85%

AEROSPACE & DEFENSE-4.03%

Boeing Co. (The)                                 1,790,000   $  149,375,500
---------------------------------------------------------------------------
General Dynamics Corp.                           1,170,000       76,775,400
---------------------------------------------------------------------------
Precision Castparts Corp.                        1,450,000       91,321,000
---------------------------------------------------------------------------
Rockwell Collins, Inc.                             875,000       50,050,000
===========================================================================
                                                                367,521,900
===========================================================================

APPAREL RETAIL-1.53%

Aeropostale, Inc.(a)(b)                          1,678,598       51,549,745
---------------------------------------------------------------------------
AnnTaylor Stores Corp.(a)(b)                     1,450,000       54,128,500
---------------------------------------------------------------------------
DSW Inc.-Class A(a)(b)(c)                        1,083,900       33,926,070
===========================================================================
                                                                139,604,315
===========================================================================

APPLICATION SOFTWARE-4.20%

Amdocs Ltd.(b)                                   5,456,000      202,963,200
---------------------------------------------------------------------------
BEA Systems, Inc.(a)(b)                          6,289,400       83,334,550
---------------------------------------------------------------------------
Citrix Systems, Inc.(b)                          1,575,000       62,874,000
---------------------------------------------------------------------------
Hyperion Solutions Corp.(b)                      1,120,000       34,294,400
===========================================================================
                                                                383,466,150
===========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.99%

Janus Capital Group Inc.                         4,625,000       90,002,500
===========================================================================

BIOTECHNOLOGY-2.67%

Cephalon, Inc.(a)(b)                             1,050,000       68,943,000
---------------------------------------------------------------------------
Gilead Sciences, Inc.(b)                         2,179,700      125,332,750
---------------------------------------------------------------------------
PDL BioPharma Inc.(a)(b)                         1,725,000       49,645,500
===========================================================================
                                                                243,921,250
===========================================================================

COMMUNICATIONS EQUIPMENT-6.41%

Cisco Systems, Inc.(b)                          10,050,000      210,547,500
---------------------------------------------------------------------------
Harris Corp.                                     1,580,226       73,591,125
---------------------------------------------------------------------------
QUALCOMM Inc.                                    3,690,000      189,444,600
---------------------------------------------------------------------------
Redback Networks Inc.(a)(b)                      1,933,497       43,310,333
---------------------------------------------------------------------------
Tellabs, Inc.(b)                                 4,271,067       67,696,412
===========================================================================
                                                                584,589,970
===========================================================================

COMPUTER & ELECTRONICS RETAIL-0.82%

Best Buy Co., Inc.                               1,325,000       75,074,500
===========================================================================

COMPUTER HARDWARE-2.32%

Apple Computer, Inc.(b)                          3,000,000      211,170,000
===========================================================================

                                                 SHARES          VALUE
---------------------------------------------------------------------------

COMPUTER STORAGE & PERIPHERALS-1.89%

EMC Corp.(b)                                     3,525,000   $   47,622,750
---------------------------------------------------------------------------
Network Appliance, Inc.(b)                         944,149       34,999,603
---------------------------------------------------------------------------
Seagate Technology(a)                            1,875,000       49,800,000
---------------------------------------------------------------------------
Western Digital Corp.(a)(b)                      1,900,000       39,976,000
===========================================================================
                                                                172,398,353
===========================================================================

CONSTRUCTION & ENGINEERING-0.44%

McDermott International, Inc.(b)                   660,097       40,133,898
===========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-2.02%

Joy Global Inc.                                  1,300,000       85,397,000
---------------------------------------------------------------------------
Oshkosh Truck Corp.                                841,000       51,469,200
---------------------------------------------------------------------------
Terex Corp.(b)                                     545,200       47,187,060
===========================================================================
                                                                184,053,260
===========================================================================

CONSUMER ELECTRONICS-1.11%

Garmin Ltd.(a)                                     400,000       34,544,000
---------------------------------------------------------------------------
Harman International Industries, Inc.              762,122       67,059,115
===========================================================================
                                                                101,603,115
===========================================================================

CONSUMER FINANCE-0.52%

SLM Corp.                                          900,000       47,592,000
===========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-0.76%

Electronic Data Systems Corp.(a)                 2,550,000       69,054,000
===========================================================================

DEPARTMENT STORES-2.81%

Federated Department Stores, Inc.(a)             1,215,000       94,587,750
---------------------------------------------------------------------------
J.C. Penney Co., Inc.                            1,772,000      115,995,120
---------------------------------------------------------------------------
Nordstrom, Inc.                                  1,200,000       45,996,000
===========================================================================
                                                                256,578,870
===========================================================================

DIVERSIFIED METALS & MINING-0.77%

Phelps Dodge Corp.(a)                              810,581       69,863,976
===========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.33%

Cooper Industries, Ltd.-Class A                    325,000       29,721,250
---------------------------------------------------------------------------
Emerson Electric Co.                             1,080,000       91,746,000
===========================================================================
                                                                121,467,250
===========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-0.51%

Amphenol Corp.-Class A                             800,000       46,240,000
===========================================================================

                                                 SHARES          VALUE
---------------------------------------------------------------------------

FERTILIZERS & AGRICULTURAL CHEMICALS-0.69%

Monsanto Co.                                       760,000   $   63,384,000
===========================================================================

GENERAL MERCHANDISE STORES-0.53%

Target Corp.                                       915,000       48,586,500
===========================================================================

HEALTH CARE DISTRIBUTORS-0.70%

Cardinal Health, Inc.                              950,000       63,982,500
===========================================================================

HEALTH CARE EQUIPMENT-1.73%

Becton, Dickinson and Co.                          900,000       56,736,000
---------------------------------------------------------------------------
Thermo Electron Corp.(a)(b)                        300,000       11,562,000
---------------------------------------------------------------------------
Varian Medical Systems, Inc.(b)                  1,700,000       89,046,000
===========================================================================
                                                                157,344,000
===========================================================================

HEALTH CARE FACILITIES-0.42%

Manor Care, Inc.(a)                                875,000       38,368,750
===========================================================================

HEALTH CARE SERVICES-1.72%

Caremark Rx, Inc.(b)                             2,078,000       94,652,900
---------------------------------------------------------------------------
DaVita, Inc.(b)                                    218,400       12,287,184
---------------------------------------------------------------------------
Omnicare, Inc.(a)                                  875,000       49,621,250
===========================================================================
                                                                156,561,334
===========================================================================

HEALTH CARE SUPPLIES-0.92%

Alcon, Inc.                                        822,518       83,658,306
===========================================================================

HOME ENTERTAINMENT SOFTWARE-0.97%

Electronic Arts Inc.(b)                          1,560,000       88,608,000
===========================================================================

HOME IMPROVEMENT RETAIL-0.48%

Home Depot, Inc. (The)                           1,100,000       43,923,000
===========================================================================

HOUSEHOLD PRODUCTS-0.53%

Procter & Gamble Co. (The)(a)                      836,861       48,713,679
===========================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES-0.67%

Robert Half International Inc.(a)                1,450,000       61,291,500
===========================================================================

HYPERMARKETS & SUPER CENTERS-0.51%

Costco Wholesale Corp.(a)                          850,000       46,265,500
===========================================================================

INDUSTRIAL CONGLOMERATES-1.50%

Textron Inc.                                     1,525,000      137,173,750
===========================================================================

INDUSTRIAL MACHINERY-1.00%

Parker Hannifin Corp.                            1,125,000       91,181,250
===========================================================================

INTEGRATED OIL & GAS-1.21%

Occidental Petroleum Corp.                       1,075,000      110,445,500
===========================================================================

                                                 SHARES          VALUE
---------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES-3.13%

eBay Inc.(a)(b)                                  3,762,920   $  129,482,077
---------------------------------------------------------------------------
Google Inc.-Class A(b)                             373,000      155,891,620
===========================================================================
                                                                285,373,697
===========================================================================

INVESTMENT BANKING & BROKERAGE-4.76%

Goldman Sachs Group, Inc. (The)                    950,000      152,275,500
---------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                        1,800,000      137,268,000
---------------------------------------------------------------------------
Schwab (Charles) Corp. (The)                     8,075,000      144,542,500
===========================================================================
                                                                434,086,000
===========================================================================

MANAGED HEALTH CARE-4.16%

Aetna Inc.                                       4,700,000      180,950,000
---------------------------------------------------------------------------
CIGNA Corp.                                      1,400,000      149,800,000
---------------------------------------------------------------------------
Health Net Inc.(b)                               1,200,000       48,840,000
===========================================================================
                                                                379,590,000
===========================================================================

MULTI-LINE INSURANCE-1.44%

Assurant, Inc.                                   1,730,000       83,334,100
---------------------------------------------------------------------------
HCC Insurance Holdings, Inc.(a)                  1,445,332       48,404,169
===========================================================================
                                                                131,738,269
===========================================================================

OIL & GAS DRILLING-1.66%

ENSCO International Inc.                         1,650,000       88,258,500
---------------------------------------------------------------------------
GlobalSantaFe Corp.(a)                           1,025,000       62,740,250
===========================================================================
                                                                150,998,750
===========================================================================

OIL & GAS EQUIPMENT & SERVICES-1.80%

Baker Hughes Inc.(a)                               700,000       56,581,000
---------------------------------------------------------------------------
National-Oilwell Varco Inc.(b)                   1,560,000      107,593,200
===========================================================================
                                                                164,174,200
===========================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.47%

Apache Corp.                                       600,000       42,624,000
===========================================================================

OIL & GAS REFINING & MARKETING-0.75%

Valero Energy Corp.(a)                           1,050,000       67,977,000
===========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-0.55%

JPMorgan Chase & Co.                             1,100,000       49,918,000
===========================================================================

PHARMACEUTICALS-2.65%

Allergan, Inc.(a)                                  830,000       85,257,600
---------------------------------------------------------------------------
Barr Pharmaceuticals Inc.(b)                     1,425,000       86,283,750
---------------------------------------------------------------------------
Wyeth                                            1,442,800       70,221,076
===========================================================================
                                                                241,762,426
===========================================================================

                                                 SHARES          VALUE
---------------------------------------------------------------------------

RAILROADS-2.42%

Burlington Northern Santa Fe Corp.               1,785,000   $  141,961,050
---------------------------------------------------------------------------
CSX Corp.                                        1,150,000       78,763,500
===========================================================================
                                                                220,724,550
===========================================================================

RESTAURANTS-0.93%

Darden Restaurants, Inc.                         1,146,011       45,382,036
---------------------------------------------------------------------------
Ruby Tuesday, Inc.(a)                            1,340,015       39,892,246
===========================================================================
                                                                 85,274,282
===========================================================================

SEMICONDUCTORS-7.89%

Analog Devices, Inc.(a)                          4,895,000      185,618,400
---------------------------------------------------------------------------
Freescale Semiconductor Inc.-Class B(b)          4,900,000      155,183,000
---------------------------------------------------------------------------
Integrated Device Technology, Inc.(a)(b)         2,655,990       40,424,168
---------------------------------------------------------------------------
Marvell Technology Group Ltd.(b)                 1,461,000       83,408,490
---------------------------------------------------------------------------
Microchip Technology Inc.                        3,775,000      140,656,500
---------------------------------------------------------------------------
NVIDIA Corp.(a)(b)                               1,600,000       46,752,000
---------------------------------------------------------------------------
PMC-Sierra, Inc.(a)(b)                           5,422,325       67,399,499
===========================================================================
                                                                719,442,057
===========================================================================

SOFT DRINKS-0.71%

PepsiCo, Inc.                                    1,113,327       64,840,164
===========================================================================

SPECIALIZED FINANCE-0.48%

Chicago Mercantile Exchange Holdings Inc.           94,610       43,331,380
===========================================================================

SPECIALTY STORES-2.55%

Office Depot, Inc.(b)                            3,950,000      160,291,000
---------------------------------------------------------------------------
Tiffany & Co.(a)                                 2,075,000       72,396,750
===========================================================================
                                                                232,687,750
===========================================================================

SYSTEMS SOFTWARE-1.62%

Microsoft Corp.                                  2,550,000       61,582,500
---------------------------------------------------------------------------
Red Hat, Inc.(a)(b)                              2,920,000       85,818,800
===========================================================================
                                                                147,401,300
===========================================================================

THRIFTS & MORTGAGE FINANCE-0.58%

MGIC Investment Corp.                              750,000       53,025,000
===========================================================================

TRADING COMPANIES & DISTRIBUTORS-0.59%

WESCO International, Inc.(b)                       717,251       53,793,825
===========================================================================
    Total Domestic Common Stocks (Cost
      $6,505,612,492)                                         8,012,585,526
===========================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-11.46%

AUSTRALIA-0.56%

BHP Billiton Ltd. (Diversified Metals &
  Mining)                                        2,300,000       51,192,814
===========================================================================

                                                 SHARES          VALUE
---------------------------------------------------------------------------

BRAZIL-0.85%

Companhia Vale do Rio Doce-ADR (Steel)           1,500,000   $   77,280,000
===========================================================================

FINLAND-1.70%

Nokia Oyj-ADR (Communications Equipment)         6,850,000      155,221,000
===========================================================================

JAPAN-3.10%

FANUC Ltd. (Industrial Machinery)(d)               473,000       44,776,169
---------------------------------------------------------------------------
KDDI Corp. (Wireless Telecommunication
  Services)                                          8,601       53,024,519
---------------------------------------------------------------------------
Komatsu, Ltd. (Construction & Farm Machinery
  & Heavy Trucks)(d)                             3,166,000       67,570,647
---------------------------------------------------------------------------
Matsushita Electric Industrial Co., Ltd.
  (Consumer Electronics)(d)                      1,441,000       34,809,106
---------------------------------------------------------------------------
Matsushita Electric Industrial Co., Ltd.-ADR
  (Consumer Electronics)                           171,000        4,139,910
---------------------------------------------------------------------------
Millea Holdings, Inc. (Property & Casualty
  Insurance)(d)                                      2,000       39,991,152
---------------------------------------------------------------------------
Mitsui O.S.K. Lines, Ltd. (Marine)(d)            5,400,000       38,588,658
===========================================================================
                                                                282,900,161
===========================================================================

NETHERLANDS-0.67%

ASML Holding N.V.-New York Shares
  (Semiconductor Equipment)(b)                   2,900,000       61,335,000
===========================================================================

SOUTH KOREA-0.69%

Kookmin Bank (Diversified Banks)(d)                707,000       63,094,814
===========================================================================

SWITZERLAND-3.22%

ABB Ltd. (Heavy Electrical Equipment)(b)(d)      9,000,000      128,252,813
---------------------------------------------------------------------------
Novartis A.G.-ADR (Pharmaceuticals)                893,000       51,356,430
---------------------------------------------------------------------------
Roche Holding A.G. (Pharmaceuticals)(d)            740,000      113,768,394
===========================================================================
                                                                293,377,637
===========================================================================

UNITED KINGDOM-0.67%

Rio Tinto PLC (Diversified Metals &
  Mining)(d)                                     1,100,000       61,192,080
===========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $864,133,289)                           1,045,593,506
===========================================================================
MONEY MARKET FUNDS-0.85%

Liquid Assets Portfolio-Institutional
  Class(e)                                      38,659,488       38,659,488
---------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(e)     38,659,488       38,659,488
===========================================================================
    Total Money Market Funds (Cost
      $77,318,976)                                               77,318,976
===========================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities loaned)-100.16% (Cost
  $7,447,064,757)                                             9,135,498,008
===========================================================================

                                                 SHARES          VALUE
---------------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-4.49%

STIC Prime Portfolio-Institutional
  Class(e)(f)                                  409,959,811   $  409,959,811
===========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $409,959,811)                                       409,959,811
===========================================================================
TOTAL INVESTMENTS-104.65% (Cost
  $7,857,024,568)                                             9,545,457,819
===========================================================================
OTHER ASSETS LESS LIABILITIES-(4.65)%                          (424,227,370)
===========================================================================
NET ASSETS-100.00%                                           $9,121,230,449
___________________________________________________________________________
===========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a)  All or a portion of this security is out on loan at April 30, 2006.
(b)  Non-income producing security.
(c) Affiliated company. The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of April 30, 2006 represented 0.37% of the Fund's Net Assets. See Note 3.
(d) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at April 30, 2006 was $592,043,833, which represented 6.49% of the Fund's Net Assets. See Note 1A.
(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006
(Unaudited)

ASSETS:

Investments, at value (cost
  $7,340,286,860)*                            $9,024,252,962
------------------------------------------------------------
Investments in affiliates, at value
  (cost $516,737,708)                            521,204,857
============================================================
    Total investments (cost
      $7,857,024,568)                          9,545,457,819
============================================================
Foreign currencies, at value (cost $600)                 618
------------------------------------------------------------
Receivables for:
  Investments sold                               157,719,684
------------------------------------------------------------
  Fund shares sold                                 4,186,762
------------------------------------------------------------
  Dividends and Interest                           3,967,489
------------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans                  835,273
------------------------------------------------------------
Other assets                                         136,540
============================================================
    Total assets                               9,712,304,185
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                          138,225,596
------------------------------------------------------------
  Fund shares reacquired                          28,871,390
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                               2,025,453
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                       409,959,811
------------------------------------------------------------
Accrued distribution fees                          2,718,906
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            13,714
------------------------------------------------------------
Accrued transfer agent fees                        5,460,165
------------------------------------------------------------
Accrued operating expenses                         3,798,701
============================================================
    Total liabilities                            591,073,736
============================================================
Net assets applicable to shares
  outstanding                                 $9,121,230,449
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $7,886,727,007
------------------------------------------------------------
Undistributed net investment income
  (loss)                                        (10,998,207)
------------------------------------------------------------
Undistributed net realized gain (loss)
  from investment securities and foreign
  currencies                                   (442,983,802)
------------------------------------------------------------
Unrealized appreciation from investment
  securities and foreign currencies            1,688,485,451
============================================================
                                              $9,121,230,449
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $7,338,384,788
____________________________________________________________
============================================================
Class B                                       $1,238,946,861
____________________________________________________________
============================================================
Class C                                       $  320,895,472
____________________________________________________________
============================================================
Class R                                       $   13,272,662
____________________________________________________________
============================================================
Institutional Class                           $  209,730,666
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          278,937,092
____________________________________________________________
============================================================
Class B                                           50,774,737
____________________________________________________________
============================================================
Class C                                           13,155,942
____________________________________________________________
============================================================
Class R                                              506,966
____________________________________________________________
============================================================
Institutional Class                                7,315,100
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        26.31
------------------------------------------------------------
  Offering price per share
    (Net asset value of $26.31 divided
    by 94.50%)                                $        27.84
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        24.40
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        24.39
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                     $        26.18
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                     $        28.67
____________________________________________________________
============================================================

* At April 30, 2006, securities with an aggregate value of $403,152,070 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2006
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $842,035)        $  28,823,845
---------------------------------------------------------------------------
Dividends from affiliates (includes securities lending
  income of $415,225 after compensation to counterparties of
  293,007)                                                        1,527,286
===========================================================================
    Total investment income                                      30,351,131
===========================================================================

EXPENSES:

Advisory fees                                                    19,360,795
---------------------------------------------------------------------------
Administrative services fees                                        335,293
---------------------------------------------------------------------------
Custodian fees                                                      399,731
---------------------------------------------------------------------------
Distribution fees:
  Class A                                                         6,349,620
---------------------------------------------------------------------------
  Class B                                                         3,369,572
---------------------------------------------------------------------------
  Class C                                                           860,317
---------------------------------------------------------------------------
  Class R                                                            22,477
---------------------------------------------------------------------------
Transfer agent fees -- A, B, C and R                              9,396,601
---------------------------------------------------------------------------
Transfer agent fees -- Institutional                                108,886
---------------------------------------------------------------------------
Trustees' and officer's fees and benefits                            72,695
---------------------------------------------------------------------------
Other                                                               932,888
===========================================================================
    Total expenses                                               41,208,875
===========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                     (802,212)
===========================================================================
    Net expenses                                                 40,406,663
===========================================================================
Net investment income (loss)                                    (10,055,532)
===========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES

Net realized gain from:
  Investment securities (includes gains from securities sold
    to affiliates of $16,691,389)                               921,910,706
---------------------------------------------------------------------------
  Foreign currencies                                                320,224
===========================================================================
                                                                922,230,930
===========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (294,709,434)
---------------------------------------------------------------------------
  Foreign currencies                                               (191,621)
===========================================================================
                                                               (294,901,055)
===========================================================================
Net gain from investment securities and foreign currencies      627,329,875
===========================================================================
Net increase in net assets resulting from operations          $ 617,274,343
___________________________________________________________________________
===========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2006 and the year ended October 31, 2005 (Unaudited)

                                                                APRIL 30,         OCTOBER 31,
                                                                   2006              2005
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $  (10,055,532)   $    (7,706,347)
-----------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                   922,230,930        804,970,445
-----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                (294,901,055)      (158,853,881)
===============================================================================================
    Net increase in net assets resulting from operations         617,274,343        638,410,217
===============================================================================================
Share transactions-net:
  Class A                                                      2,362,610,182     (1,701,461,900)
-----------------------------------------------------------------------------------------------
  Class B                                                        645,939,272       (142,656,379)
-----------------------------------------------------------------------------------------------
  Class C                                                        173,228,736        (45,234,121)
-----------------------------------------------------------------------------------------------
  Class R                                                          4,927,259            538,613
-----------------------------------------------------------------------------------------------
  Institutional Class                                             (7,334,856)         8,339,497
===============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        3,179,370,593     (1,880,474,290)
===============================================================================================
    Net increase (decrease) in net assets                      3,796,644,936     (1,242,064,073)
===============================================================================================

NET ASSETS:

  Beginning of period                                          5,324,585,513      6,566,649,586
===============================================================================================
  End of period (including undistributed net investment
    income (loss) of $(10,998,207) and $(942,675),
    respectively)                                             $9,121,230,449    $ 5,324,585,513
_______________________________________________________________________________________________
===============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Constellation Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

H. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $150 million                                            0.80%
--------------------------------------------------------------------
Over $150 million                                             0.625%
 ___________________________________________________________________
====================================================================


    Prior to March 27, 2006, the Fund paid an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $30 million                                             1.00%
--------------------------------------------------------------------
Next $120 million                                             0.75%
--------------------------------------------------------------------
Over $150 million                                             0.625%
 ___________________________________________________________________
====================================================================


    Through December 31, 2009, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.695%
--------------------------------------------------------------------
Next $4 billion                                               0.615%
--------------------------------------------------------------------
Next $750 million                                             0.595%
--------------------------------------------------------------------
Next $2.5 billion                                             0.57%
--------------------------------------------------------------------
Next $2.5 billion                                             0.545%
--------------------------------------------------------------------
Over $10 billion                                              0.52%
 ___________________________________________________________________
====================================================================


    Prior to March 27, 2006, AIM had contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $150 million                                            0.75%
--------------------------------------------------------------------
Next $4.85 billion                                            0.615%
--------------------------------------------------------------------
Next $2.5 billion                                             0.57%
--------------------------------------------------------------------
Next $2.5 billion                                             0.545%
--------------------------------------------------------------------
Over $10 billion                                              0.52%
 ___________________________________________________________________
====================================================================


    AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended April 30, 2006, AIM waived fees of $668,926.

    At the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $2,951.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended April 30, 2006, AIM was paid $335,293.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AISI to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2006, the Fund paid AISI $9,396,601 for Class A, Class B, Class C and Class R share classes and $108,886 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2006, the Class A, Class B, Class C and Class R shares paid $6,349,620, $3,369,572, $860,317 and $22,477, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2006, ADI advised the Fund that it retained $296,838 in front-end sales commissions from the sale of Class A shares and $1,131, $178,174, $5,185 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended April 30, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE         DIVIDEND      REALIZED
FUND               10/31/05          AT COST          FROM SALES       (DEPRECIATION)      04/30/06         INCOME      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $ 3,677,810     $  619,889,557    $  (584,907,879)     $       --      $ 38,659,488     $  554,954    $        --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class             3,677,810        619,889,557       (584,907,879)             --        38,659,488        557,107             --
===================================================================================================================================
  Subtotal        $ 7,355,620     $1,239,779,114    $(1,169,815,758)     $       --      $ 77,318,976     $1,112,061    $        --
===================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE         DIVIDEND      REALIZED
FUND               10/31/05          AT COST          FROM SALES       (DEPRECIATION)      04/30/06        INCOME*      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class           $16,220,215     $  689,787,546    $  (296,047,950)     $       --      $409,959,811     $  415,225    $        --
___________________________________________________________________________________________________________________________________
===================================================================================================================================

* Net of compensation to counterparties.

INVESTMENTS IN OTHER AFFILIATES:

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the six months ended April 30, 2006.

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE         DIVIDEND      REALIZED
ISSUER             10/31/05          AT COST          FROM SALES       (DEPRECIATION)      04/30/06         INCOME      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
DSW Inc.-Class
  A (cost
  $29,458,921)    $        --     $   29,458,921    $            --      $4,467,149      $ 33,926,070     $       --    $        --
-----------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips
  (cost
  55,464,177)      71,918,000                 --        (67,685,803)             --                --             --     (4,232,197)
===================================================================================================================================
  Subtotal        $71,918,000     $   29,458,921    $   (67,685,803)     $4,467,149      $ 33,926,070     $       --    $(4,232,197)
===================================================================================================================================
  Total           $95,493,835     $1,959,025,581    $(1,533,549,511)     $4,467,149      $521,204,857     $1,527,286    $(4,232,197)
___________________________________________________________________________________________________________________________________
===================================================================================================================================

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2006, the Fund engaged in securities sales of $53,999,175, which resulted in net realized gains of $16,691,389 and securities purchases of $437,442,647.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $130,335.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended April 30, 2006, the Fund paid legal fees of $20,133 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended April 30, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At April 30, 2006, securities with an aggregate value of $403,152,070 were on loan to brokers. The loans were secured by cash collateral of $409,959,811 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended April 30, 2006, the Fund received dividends on cash collateral investments of $415,225 for securities lending transactions, which are net of compensation to counterparties.

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of October 31, 2005 which expires as follows:

                                                               CAPITAL LOSS
EXPIRATION                                                    CARRYFORWARD*
----------------------------------------------------------------------------
October 31, 2010                                              $  900,865,804
----------------------------------------------------------------------------
October 31, 2011                                                 461,767,559
============================================================================
Total capital loss carryforward                               $1,362,633,363
____________________________________________________________________________
============================================================================

* Capital loss carryforward as of the date listed above has been reduced for limitations in effect as of that date, if any, to the extent required by the Internal Revenue Code. The amount does not include the effects on the capital loss carryforward of the reorganization of the AIM Aggressive Growth Fund and the AIM Weingarten Fund into the Fund on March 27, 2006, as it occurred after the Fund's most recent fiscal year end. To the extent that unrealized gains as of March 27, 2006, the date of the reorganization of AIM Aggressive Growth Fund and AIM Weingarten Fund into the Fund are realized on securities held in each fund at such date of reorganization, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2006 was $3,712,488,968 and $3,402,787,923, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities     $1,825,410,537
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities     (142,129,621)
==============================================================================
Net unrealized appreciation of investment securities           $1,683,280,916
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $7,862,176,903.

NOTE 11--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about month-end which is at least eight years after the date of purchase.

                                                                               CHANGES IN SHARES OUTSTANDING
                                                              ---------------------------------------------------------------
                                                                    SIX MONTHS ENDED                     YEAR ENDED
                                                                    APRIL 30, 2006(A)                 OCTOBER 31, 2005
                                                              -----------------------------    ------------------------------
                                                                SHARES           AMOUNT          SHARES           AMOUNT
-----------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       6,084,717    $  156,248,282     12,203,227    $   273,455,970
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                       1,003,597        23,997,222      1,541,805         32,330,100
-----------------------------------------------------------------------------------------------------------------------------
  Class C                                                         445,825        10,622,401        656,788         13,770,982
-----------------------------------------------------------------------------------------------------------------------------
  Class R                                                          70,361         1,801,223        144,888          3,262,864
-----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           1,514,748        40,237,797      3,534,960         87,641,249
=============================================================================================================================
Issued in connection with acquisitions:(b)
  Class A                                                     112,122,045     2,925,122,484             --                 --
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                      31,668,322       766,819,518             --                 --
-----------------------------------------------------------------------------------------------------------------------------
  Class C                                                       7,898,763       191,179,574             --                 --
-----------------------------------------------------------------------------------------------------------------------------
  Class R                                                         196,854         5,111,819             --                 --
-----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                              51,552         1,464,061             --                 --
=============================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       2,084,925        53,866,720        364,102          8,195,899
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (2,245,009)      (53,866,720)      (389,686)        (8,195,899)
=============================================================================================================================
Reacquired:
  Class A                                                     (30,187,712)     (772,627,304)   (87,735,272)    (1,983,113,769)
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (3,808,885)      (91,010,748)    (7,925,936)      (166,790,580)
-----------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (1,194,243)      (28,573,239)    (2,810,025)       (59,005,103)
-----------------------------------------------------------------------------------------------------------------------------
  Class R                                                         (77,433)       (1,985,783)      (119,678)        (2,724,251)
-----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          (1,745,325)      (49,036,714)    (3,197,909)       (79,301,752)
=============================================================================================================================
                                                              123,883,102    $3,179,370,593    (83,732,736)   $(1,880,474,290)
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 14% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b) As of the open of business on March 27, 2006, the Fund acquired all the net assets of AIM Aggressive Growth Fund and AIM Weingarten Fund pursuant to a plan of reorganization approved by the Trustees of the Fund November 14, 2005 and by the shareholders of AIM Aggressive Growth Fund and AIM Weingarten Fund on February 28, 2006. The acquisition was accomplished by a tax-free exchange of 151,937,536 shares of the Fund for 131,671,019 shares outstanding of AIM Aggressive Growth Fund and 162,206,916 shares outstanding of AIM Weingarten Fund as of the close of business on March 27, 2006. AIM Aggressive Growth Fund's net assets at that date of $1,549,649,387 including $245,207,078 of unrealized appreciation and AIM Weingarten Fund's net assets at that date of $2,340,048,069 including $447,822,497 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $5,418,246,908.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                              CLASS A
                                  -----------------------------------------------------------------------------------------------
                                  SIX MONTHS
                                    ENDED                                      YEAR ENDED OCTOBER 31,
                                  APRIL 30,        ------------------------------------------------------------------------------
                                     2006             2005             2004             2003             2002             2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                          $   23.63        $    21.27       $    20.61       $    17.20       $    19.72       $    43.50
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income (loss)        (0.03)(a)         (0.02)(b)        (0.13)(a)        (0.12)(a)        (0.15)(a)        (0.12)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                    2.71              2.38             0.79             3.53            (2.37)          (16.24)
=================================================================================================================================
    Total from investment
      operations                       2.68              2.36             0.66             3.41            (2.52)          (16.36)
=================================================================================================================================
Less distributions from net
  realized gains                         --                --               --               --               --            (7.42)
=================================================================================================================================
Net asset value, end of period    $   26.31        $    23.63       $    21.27       $    20.61       $    17.20       $    19.72
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                       11.34%            11.10%            3.20%           19.83%          (12.78)%         (43.10)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                        $7,338,385       $4,461,224       $5,616,072       $6,825,023       $6,780,055       $9,703,277
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or
    expense reimbursements             1.23%(d)          1.29%            1.27%            1.29%            1.26%            1.14%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements             1.25%(d)          1.31%            1.29%            1.30%            1.27%            1.17%
=================================================================================================================================
Ratio of net investment income
  (loss) to average net assets        (0.24)%(d)        (0.06)%(b)       (0.59)%          (0.67)%          (0.74)%          (0.46)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)               61%               59%              50%              47%              57%              75%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.09) and (0.36)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $5,121,792,608.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                   CLASS B
                                            -------------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED                                 YEAR ENDED OCTOBER 31,
                                            APRIL 30,        --------------------------------------------------------------------
                                               2006            2005           2004           2003           2002           2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $   22.00        $  19.95       $  19.46       $  16.36       $  18.89       $  42.28
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                  (0.12)(a)       (0.19)(b)      (0.26)(a)      (0.23)(a)      (0.27)(a)      (0.28)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                     2.52            2.24           0.75           3.33          (2.26)        (15.69)
=================================================================================================================================
    Total from investment operations             2.40            2.05           0.49           3.10          (2.53)        (15.97)
=================================================================================================================================
Less distributions from net realized gains         --              --             --             --             --          (7.42)
=================================================================================================================================
Net asset value, end of period              $   24.40        $  22.00       $  19.95       $  19.46       $  16.36       $  18.89
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                 10.91%          10.28%          2.52%         18.95%        (13.39)%       (43.49)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)    $1,238,947       $531,341       $617,005       $688,587       $625,294       $818,343
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                               1.98%(d)        2.01%          1.97%          1.99%          1.96%          1.86%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                               2.00%(d)        2.03%          1.99%          2.00%          1.97%          1.89%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                            (0.99)%(d)      (0.78)%(b)     (1.29)%        (1.37)%        (1.44)%        (1.17)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                         61%             59%            50%            47%            57%            75%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.26) and (1.08)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $679,499,349.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                   CLASS C
                                            -------------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED                                 YEAR ENDED OCTOBER 31,
                                            APRIL 30,        --------------------------------------------------------------------
                                               2006            2005           2004           2003           2002           2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $  21.99        $  19.94       $  19.46       $  16.36       $  18.88       $  42.27
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                  (0.12)(a)       (0.19)(b)      (0.26)(a)      (0.23)(a)      (0.27)(a)      (0.29)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                     2.52            2.24           0.74           3.33          (2.25)        (15.68)
=================================================================================================================================
    Total from investment operations             2.40            2.05           0.48           3.10          (2.52)        (15.97)
=================================================================================================================================
Less distributions from net realized gains         --              --             --             --             --          (7.42)
=================================================================================================================================
Net asset value, end of period               $  24.39        $  21.99       $  19.94       $  19.46       $  16.36       $  18.88
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                 10.91%          10.28%          2.47%         18.95%        (13.35)%       (43.51)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $320,895        $132,056       $162,707       $193,585       $184,393       $258,786
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                               1.98%(d)        2.01%          1.97%          1.99%          1.96%          1.86%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                               2.00%(d)        2.03%          1.99%          2.00%          1.97%          1.89%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                            (0.99)%(d)      (0.78)%(b)     (1.29)%        (1.37)%        (1.44)%        (1.17)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                         61%             59%            50%            47%            57%            75%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.26) and (1.08)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $173,489,265.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                           CLASS R
                                                            ---------------------------------------------------------------------
                                                                                                                    JUNE 3, 2002
                                                            SIX MONTHS                                               (DATE SALES
                                                              ENDED               YEAR ENDED OCTOBER 31,            COMMENCED) TO
                                                            APRIL 30,        --------------------------------        OCTOBER 31,
                                                               2006           2005         2004         2003            2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $ 23.54         $21.24       $20.63       $17.26          $ 19.82
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.00)(a)      (0.06)(b)    (0.17)(a)    (0.16)(a)        (0.07)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 2.64           2.36         0.78         3.53            (2.49)
=================================================================================================================================
    Total from investment operations                            2.64           2.30         0.61         3.37            (2.56)
=================================================================================================================================
Net asset value, end of period                               $ 26.18         $23.54       $21.24       $20.63          $ 17.26
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                                11.22%         10.83%        2.96%       19.52%          (12.92)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $13,273         $7,467       $6,202       $2,857          $   226
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                1.48%(d)       1.51%        1.47%        1.49%            1.53%(e)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             1.50%(d)       1.53%        1.49%        1.50%            1.54%(e)
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                       (0.49)%(d)     (0.28)%(b)   (0.79)%      (0.87)%          (1.01)%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                        61%            59%          50%          47%              57%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.13) and (0.58)%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $9,065,412.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                             INSTITUTIONAL CLASS
                                            -------------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED                                 YEAR ENDED OCTOBER 31,
                                            APRIL 30,        --------------------------------------------------------------------
                                               2006            2005           2004           2003           2002           2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $  25.69        $  23.01       $  22.17       $  18.40       $  21.00       $  45.55
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                   0.03(a)         0.10(b)       (0.01)(a)      (0.03)(a)      (0.06)(a)       0.01
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                     2.95            2.58           0.85           3.80          (2.54)        (17.14)
=================================================================================================================================
    Total from investment operations             2.98            2.68           0.84           3.77          (2.60)        (17.13)
=================================================================================================================================
Less distributions from net realized gains         --              --             --             --             --          (7.42)
=================================================================================================================================
Net asset value, end of period               $  28.67        $  25.69       $  23.01       $  22.17       $  18.40       $  21.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                 11.60%          11.65%          3.79%         20.49%        (12.38)%       (42.80)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $209,731        $192,498       $164,664       $154,150       $122,746       $150,609
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                               0.76%(d)        0.76%          0.72%          0.75%          0.80%          0.65%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                               0.78%(d)        0.78%          0.74%          0.76%          0.81%          0.68%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                             0.23%(d)        0.47%(b)      (0.04)%        (0.13)%        (0.28)%         0.03%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                         61%             59%            50%            47%            57%            75%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $0.03 and 0.17%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $220,951,274.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES

  On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred or conditionally transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan.

  On March 1, 2006, the MDL Court entered orders on Defendants' Motions to dismiss in the derivative and class action lawsuits. The MDL Court dismissed all derivative causes of action in the derivative lawsuit but two: (i) the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"); and (ii) the "control person liability" claim under Section 48 of the 1940 Act. The MDL Court dismissed all claims asserted in the class action lawsuit but three: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934; (ii) the excessive fee claim under Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and (iii) the "control person liability" claim under Section 48 of the 1940 Act. Based on the MDL Court's March 1, 2006 orders, all claims asserted against the Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the derivative lawsuit. Defendants filed their Original Answer in the class action lawsuit on March 31, 2006. The MDL Court has indefinitely deferred Defendants' obligation to answer the derivative lawsuit.

  On February 27, 2006, Judge Motz for the MDL Court issued a memorandum opinion on the AMVESCAP Defendants' motion to dismiss the ERISA lawsuit. Judge Motz granted the motion in part and denied the motion in part, holding that: (i) Plaintiff has both constitutional and statutory standing to pursue her claims under ERISA sec. 502(a)(2); (ii) Plaintiff lacks standing under ERISA sec. 502(a)(3) to obtain equitable relief; (iii) the motion is granted as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against certain AMVESCAP Defendants; (iv) the motion is denied as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against AMVESCAP and certain other AMVESCAP Defendants. The opinion also: (i) confirmed Plaintiff's abandonment of her claims that defendants engaged in prohibited transactions and/or misrepresentation; (ii) postponed consideration of the duty to monitor and co-fiduciary duty claims until after any possible amendments to the complaints; (iii) stated that Plaintiff may seek leave to amend her complaint within 40 days of the date of filing of the memorandum opinion. On April 4, 2006, Judge Motz entered an Order implementing these rulings in the ERISA (Calderon) lawsuit against the AMVESCAP Defendants. On May 8, 2006, Plaintiff filed a Second Amended Class Action Complaint in order to comply with Judge Motz's Order. The remaining defendants are AVZ, Inc. (as Plan Sponsor) and AMVESCAP National Trust Company (as Plan Trustee and Asset Custodian), and the remaining claims are based on alleged breaches of Defendants' fiduciary duties caused by a failure to prudently and loyally manage Plan assets and failure to provide complete and accurate information to Plan Participants and Beneficiaries. Plaintiff removed certain Defendants and all claims against them, including AMVESCAP Retirement, Inc., IFG and AMVESCAP.

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Jack M. Fields                                                                  11 Greenway Plaza
Carl Frischling                   Todd L. Spillane                              Suite 100
Robert H. Graham                  Chief Compliance Officer                      Houston, TX 77046-1173
Vice Chair
Prema Mathai-Davis                Russell C. Burk                               TRANSFER AGENT
Lewis F. Pennock                  Senior Vice President and Senior Officer      AIM Investment Services, Inc.
Ruth H. Quigley                                                                 P.O. Box 4739
Larry Soll                        John M. Zerr                                  Houston, TX 77210-4739
Raymond Stickel, Jr.              Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President, Treasurer                     Boston, MA 02110-2801
                                  and Principal Financial Officer
                                                                                COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
                                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                  Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
                                  J. Philip Ferguson                            1177 Avenue of the Americas
                                  Vice President                                New York, NY 10036-2714
                                  Karen Dunn Kelley                             DISTRIBUTOR
                                  Vice President                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

        DOMESTIC EQUITY                     INTERNATIONAL/GLOBAL EQUITY                      FIXED INCOME

AIM Basic Balanced Fund*            AIM Asia Pacific Growth Fund              TAXABLE
AIM Basic Value Fund                AIM China Fund
AIM Capital Development Fund        AIM Developing Markets Fund               AIM Enhanced Short Bond Fund
AIM Charter Fund                    AIM European Growth Fund                  AIM Floating Rate Fund
AIM Constellation Fund              AIM European Small Company Fund(1)        AIM High Yield Fund
AIM Diversified Dividend Fund       AIM Global Aggressive Growth Fund         AIM Income Fund
AIM Dynamics Fund                   AIM Global Equity Fund                    AIM Intermediate Government Fund
AIM Large Cap Basic Value Fund      AIM Global Growth Fund                    AIM International Bond Fund
AIM Large Cap Growth Fund           AIM Global Value Fund                     AIM Limited Maturity Treasury Fund
AIM Mid Cap Basic Value Fund        AIM Japan Fund                            AIM Money Market Fund
AIM Mid Cap Core Equity Fund(1)     AIM International Core Equity Fund        AIM Short Term Bond Fund
AIM Opportunities I Fund            AIM International Growth Fund             AIM Total Return Bond Fund
AIM Opportunities II Fund           AIM International Small Company Fund(1)   Premier Portfolio
AIM Opportunities III Fund          AIM Trimark Fund                          Premier U.S. Government Money Portfolio
AIM S&P 500 Index Fund
AIM Select Equity Fund                             SECTOR EQUITY              TAX-FREE
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund           AIM Advantage Health Sciences Fund        AIM High Income Municipal Fund(1)
AIM Structured Core Fund            AIM Energy Fund                           AIM Municipal Bond Fund
AIM Structured Growth Fund          AIM Financial Services Fund               AIM Tax-Exempt Cash Fund
AIM Structured Value Fund           AIM Global Health Care Fund               AIM Tax-Free Intermediate Fund
AIM Summit Fund                     AIM Global Real Estate Fund               Premier Tax-Exempt Portfolio
AIM Trimark Endeavor Fund           AIM Gold & Precious Metals Fund
AIM Trimark Small Companies Fund    AIM Leisure Fund                                   AIM ALLOCATION SOLUTIONS
                                    AIM Multi-Sector Fund
                                    AIM Real Estate Fund(1)                   AIM Conservative Allocation Fund
                                    AIM Technology Fund                       AIM Growth Allocation Fund(2)
                                    AIM Utilities Fund                        AIM Moderate Allocation Fund
                                                                              AIM Moderate Growth Allocation Fund
                                                                              AIM Moderately Conservative Allocation Fund

                                                                                        DIVERSIFIED PORTFOLIOS

                                                                              AIM Income Allocation Fund
                                                                              AIM International Allocation Fund

                                    ================================================================================
                                    CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
                                    FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
                                    FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
                                    ================================================================================

*Domestic equity and income fund

(1) This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus. (2) Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

   If used after July 20, 2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

   A I M Management Group Inc. has provided leadership in the investment management industry since 1976. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $419 billion in assets under management. Data as of April 30, 2006.

AIMinvestments.com                 CST-SAR-1            A I M Distributors, Inc.

                                   [YOUR GOALS. OUR SOLUTIONS.]--Registered Trademark--
-------------------------------------------------------------------------------------
Mutual   Retirement   Annuities   College     Separately     Offshore      Cash            [AIM INVESTMENTS LOGO APPEARS HERE]
Funds    Products                 Savings     Managed        Products      Management            --Registered Trademark--
                                  Plans       Accounts
-------------------------------------------------------------------------------------

                                                   AIM DIVERSIFIED DIVIDEND FUND
                              Semiannual Report to Shareholders o April 30, 2006


                                 [COVER IMAGE]



[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

===================================================================================================================================
AIM DIVERSIFIED DIVIDEND FUND SEEKS TO PROVIDE GROWTH OF CAPITAL WITH A SECONDARY OBJECTIVE OF CURRENT INCOME.

o Unless otherwise stated, information presented in this report is as of April 30, 2006, and is based on total net assets.
===================================================================================================================================

ABOUT SHARE CLASSES                          o The unmanaged LIPPER LARGE-CAP CORE        The Fund provides a complete list of its
                                             FUND INDEX represents an average of the      holdings four times in each fiscal year,
o Class B shares are not available as an     performance of the 30 largest                at the quarter-ends. For the second and
investment for retirement plans              large-capitalization core equity funds       fourth quarters, the lists appear in the
maintained pursuant to Section 401 of        tracked by Lipper Inc., an independent       Fund's semiannual and annual reports to
the Internal Revenue Code, including         mutual fund performance monitor.             shareholders. For the first and third
401(k) plans, money purchase pension                                                      quarters, the Fund files the lists with
plans and profit sharing plans. Plans        o The Fund is not managed to track the       the Securities and Exchange Commission
that had existing accounts invested in       performance of any particular index,         (SEC) on Form N-Q. The most recent list
Class B shares prior to September 30,        including the indexes defined here, and      of portfolio holdings is available at
2003, will continue to be allowed to         consequently, the performance of the         AIMinvestments.com. From our home page,
make additional purchases.                   Fund may deviate significantly from the      click on Products & Performance, then
                                             performance of the indexes.                  Mutual Funds, then Fund Overview. Select
o Investor Class shares are closed to                                                     your Fund from the drop-down menu and
most investors. For more information on      o A direct investment cannot be made in      click on Complete Quarterly Holdings.
who may continue to invest in Investor       an index. Unless otherwise indicated,        Shareholders can also look up the Fund's
Class shares, please see the prospectus.     index results include reinvested             Forms N-Q on the SEC Web site at
                                             dividends, and they do not reflect sales     sec.gov. Copies of the Fund's Forms N-Q
o Class R shares are available only to       charges. Performance of an index of          may be reviewed and copied at the SEC
certain retirement plans. Please see the     funds reflects fund expenses;                Public Reference Room at 450 Fifth
prospectus for more information.             performance of a market index does not.      Street, N.W., Washington, D.C.
                                                                                          20549-0102. You can obtain information
PRINCIPAL RISKS OF INVESTING IN THE FUND     OTHER INFORMATION                            on the operation of the Public Reference
                                                                                          Room, including information about
o The Fund may invest up to 25% of its       o The returns shown in management's          duplicating fee charges, by calling
assets in the securities of non-U.S.         discussion of Fund performance are based     202-942-8090 or 800-732-0330, or by
issuers. International investing             on net asset values calculated for           electronic request at the following
presents certain risks not associated        shareholder transactions. Generally          e-mail address: publicinfo@sec.gov. The
with investing solely in the United          accepted accounting principles require       SEC file numbers for the Fund are
States. These include risks relating to      adjustments to be made to the net assets     811-01424 and 002-25469.
fluctuations in the value of the U.S.        of the Fund at period end for financial
dollar relative to the values of other       reporting purposes, and as such, the net     A description of the policies and
currencies, the custody arrangements         asset values for shareholder                 procedures that the Fund uses to
made for the Fund's foreign holdings,        transactions and the returns based on        determine how to vote proxies relating
differences in accounting, political         those net asset values may differ from       to portfolio securities is available
risks and the lesser degree of public        the net asset values and returns             without charge, upon request, from our
information required to be provided by       reported in the Financial Highlights.        Client Services department at
non-U.S. companies.                                                                       800-959-4246 or on the AIM Web
                                             o Industry classifications used in this      site, AIMinvestments.com. On the home
                                             report are generally according to the        page, scroll down and click on AIM Funds
ABOUT INDEXES USED IN THIS REPORT            Global Industry Classification Standard,     Proxy Policy. The information is also
                                             which was developed by and is the            available on the SEC Web site, sec.gov.
o The unmanaged STANDARD & POOR'S            exclusive property and a service mark of
COMPOSITE INDEX OF 500 STOCKS (the S&P       Morgan Stanley Capital International         Information regarding how the Fund voted
500--Registered Trademark-- Index) is        Inc. and Standard & Poor's.                  proxies related to its portfolio
an index of common stocks frequently                                                      securities during the 12 months ended
used as a general measure of U.S. stock                                                   June 30, 2005, is available at our Web
market performance.                                                                       site. Go to AIMinvestments.com, access
                                                                                          the About Us tab, click on Required
o The unmanaged RUSSELL 1000--Registered                                                  Notices and then click on Proxy Voting
Trademark-- Index represents the                                                          Activity. Next, select the Fund from the
performance of the stocks of                                                              drop-down menu. The information is also
large-capitalization companies.                                                           available on the SEC Web site, sec.gov.

                                                                                          ==========================================
                                                                                          FUND NASDAQ SYMBOLS

                                                                                          Class A Shares                    LCEAX
=============================================================================             Class B Shares                    LCEDX
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND                 Class C Shares                    LCEVX
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES             Class R Shares                    DDFRX
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                        Investor Class Shares             LCEIX
=============================================================================             ==========================================

=====================================================
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE
=====================================================
AIMinvestments.com

AIM DIVERSIFIED DIVIDEND FUND


                    DEAR FELLOW SHAREHOLDERS OF THE AIM FAMILY OF
                    FUNDS--Registered Trademark--:

                    We're pleased to provide you with this semiannual report,
[PHOTO OF           which includes a discussion of how your Fund was managed for
ROBERT H.           the six months ended April 30, 2006, and what factors
GRAHAM]             affected its performance. That discussion begins on page 3.

ROBERT H. GRAHAM       It's been said nothing is certain but death and taxes. We
                    would venture to add that one other thing is certain:
                    Markets change--and change often--in the short term. The
[PHOTO OF           period covered in this report is a perfect example. Domestic
PHILIP              and global equity markets were generally strong throughout
TAYLOR]             the period, but they became considerably more volatile and negative beginning in May, after the close of the reporting
PHILIP TAYLOR       period. Inflation fears were the primary cause of this
                    volatility and negativity:

                       o Amid signs of rising inflation, the U.S. Federal Reserve Board stated that additional interest rate hikes might be needed to address inflation risks.

                       o The dollar remained weak, making imports more expensive and thereby raising inflation.

                       o Oil prices remained at historically high levels, threatening to reduce consumer spending--and possibly slowing the U.S. economy.

                       While we can't do anything about the ambiguity and
                    uncertainty surrounding death and taxes, we can suggest an alternative to reacting to fluctuating short-term market conditions: Maintain a diversified portfolio. AIM Investments--Registered Trademark-- can help by offering a broad product line that gives your advisor the necessary tools to build a portfolio that's right for you regardless of market conditions. AIM offers a comprehensive range of retail mutual funds, including domestic, global and international equity funds, taxable and tax-exempt fixed-income funds, and a variety of allocation portfolios--with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

                       We also believe in the value of a trusted financial
                    advisor; who can create an investment plan you can stick with for the long term. Your advisor can help allocate your portfolio appropriately and review your investments regularly to ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that's based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

                    OUR COMMITMENT TO YOU

                    In the short term, the one sure thing about markets is their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building solutions to help you achieve your investment goals, and we're pleased you've placed your trust in us.

                       Information about investing, the markets and your Fund is
                    always available on our Web site, AIMinvestments.com. If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.


                    Sincerely,

                    /s/ ROBERT H. GRAHAM                   /s/ PHILIP TAYLOR
                    -----------------------------------    --------------------
                    Robert H. Graham                       Philip Taylor
                    President & Vice Chair -- AIM Funds    CEO, AIM Investments
                    Chair, AIM Investments


                    June 19, 2006

                    AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM DIVERSIFIED DIVIDEND FUND


                    DEAR FELLOW AIM FUND SHAREHOLDERS:

                    Having completed a year of transition and change at AIM
[PHOTO OF           Funds--as well as my first full year as your board's
BRUCE L.            independent chair--I can assure you that shareholder
CROCKETT]           interests are at the forefront of every decision your board makes. While regulators and fund companies debate the value
BRUCE L. CROCKETT   of an independent board chair, this structure is working for you. Our new structure has enabled the board to work more effectively with management to achieve benefits for the shareholders, as shown in the highlights of 2005 listed below:

                    o During 2005, management proposed, and your board approved, voluntary advisory fee reductions, which are saving shareholders more than $20 million annually, based on asset levels of March 31, 2005.

                    o Also during 2005, management proposed to your board the merger of 14 funds into other AIM funds with similar objectives. In each case, the goal was for the resulting merged fund to benefit from strengthened management and greater efficiency. Your board carefully analyzed and discussed with management the rationale and proposed terms of each merger to ensure that the mergers were beneficial to the shareholders of all affected funds before approving them. Eight of these mergers were subsequently approved by shareholders of the target funds during 2005. The remaining six fund mergers were approved by shareholders in early 2006.

                    o Your board, through its Investments Committee and Subcommittees, continued to closely monitor the portfolio performance of the funds. During the year, your board reviewed portfolio management changes made by the advisor at 11 funds with the objective of organizing management teams around common processes and shared investment views. Management believes these changes will lead to improved investment performance.

                       In 2006, your board will continue to focus on fund
                    expenses and investment performance. Although many funds have good performance, we are working with management to seek improvements for those funds currently performing below expectations. Eight in-person board meetings and several additional telephone and committee meetings are scheduled to take place this year. I'll inform you of our progress in my next semiannual letter to shareholders.

                       The AIM Funds board is pleased to welcome our newest
                    independent member, Raymond Stickel, Jr., a former partner with the international auditing firm of Deloitte & Touche. We also send our thanks and best wishes to Gerald J. Lewis, who retired from your board in December 2005, and to Edward
                    K. Dunn, Jr., who retired in 2006.

                       Your board welcomes your views. Please mail them to me at
                    AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.


                    Sincerely,

                    /s/ BRUCE L. CROCKETT
                    ---------------------
                    Bruce L. Crockett
                    Independent Chair
                    AIM Funds Board

                    June 19, 2006

AIM DIVERSIFIED DIVIDEND FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE                                               income, price appreciation potential and
                                                                                          potential for lower risk
=====================================================================================
                                                                                             We consider selling or decreasing our
PERFORMANCE SUMMARY                          ========================================     holding in a stock when it no longer
                                                                                          meets our investment criteria, including
For the six months ended April 30, 2006,     FUND VS. INDEXES                             when:
AIM Diversified Dividend Fund produced a
positive return at net asset value,          CUMULATIVE TOTAL RETURNS,                    o A stock reaches its target price
performing in line with its broad            10/31/05--4/30/06, EXCLUDING APPLICABLE
market index and style-specific index.       SALES CHARGES. IF SALES CHARGES WERE         o The company's fundamental business
                                             INCLUDED, RETURNS WOULD BE LOWER.            prospects deteriorate
   Your Fund's long-term performance
appears on page 5.                           Class A Shares                9.99%          o A more attractive opportunity presents
                                                                                          itself
                                             Class B Shares                9.55
                                                                                          MARKET CONDITIONS AND YOUR FUND
                                             Class C Shares                9.65
                                                                                          Despite widespread concern about the
                                             Class R Shares                9.87           potential impact of rising short-term
                                                                                          interest rates, historically high energy
                                             Investor Class Shares         9.96           prices, ongoing concern about a housing
                                                                                          bubble and the long-term economic
                                             S&P 500 Index                                effects of two devastating Gulf Coast
                                             (Broad Market Index)          9.63           hurricanes, the U.S. economy showed
                                                                                          signs of strength for the period covered
                                             Russell 1000 Index                           by this report. During the reporting
                                             (Style-specific Index)        9.92           period, the U.S. Federal Reserve
                                                                                          continued its tightening policy, raising
                                             Lipper Large-Cap                             the key federal funds target rate to
                                             Core Fund Index                              4.75%, and also ushered in Ben Bernanke
                                             (Peer Group Index)            9.63           as the new Fed chairman. Early in the
                                                                                          reporting period, investors worried
                                             SOURCE: LIPPER INC.                          about overheating home prices and the
                                                                                          impact that rising interest rates and a
                                             ========================================     flattening yield curve could have on
=====================================================================================     company profits. After a weak 1.7%
                                                                                          annualized gross domestic product (GDP)
HOW WE INVEST                                o We look for dividend-paying                in the fourth quarter of 2005, GDP for
                                             companies with strong profitability,         the first quarter of 2006 rebounded to
We seek to provide a balance of              solid balance sheets and capital             an annualized rate of 5.3%, led by an
long-term capital appreciation, dividend     allocation policies that support             increase in business investment and a
income and capital preservation. We seek     sustained or increasing dividends and        pickup in consumer spending.
undervalued companies that are returning     share repurchases
capital to shareholders via dividends
and share repurchases. Every stock in        o We apply fundamental research,
the portfolio pays a dividend, and the       including financial statement analysis
Fund pays a quarterly dividend to            and meetings with management, to
shareholders. We manage risk through a       determine a fair valuation over an
valuation framework, careful stock           estimated two-year investment time
selection and a rigorous buy-and-sell        horizon
discipline. Our investment process
comprises three steps:                       o Finally, we select companies we
                                             believe will provide the best
                                             combination of dividend
                                                                                                                         (continued)

========================================     ========================================     ========================================

PORTFOLIO COMPOSITION                        TOP 10 INDUSTRIES*                           TOP 10 EQUITY HOLDINGS*

By sector                                     1. Pharmaceuticals                10.1%      1. General Electric Co.            2.6%

Financials                         20.0%      2. Integrated Oil & Gas            5.0       2. Emerson Electric Co.            2.5

Industrials                        13.8       3. Aerospace & Defense             4.6       3. United Technologies Corp.       2.4

Consumer Discretionary             13.7       4. Regional Banks                  4.3       4. Johnson & Johnson               2.2

Health Care                        12.6       5. Industrial Machinery            3.5       5. Limited Brands, Inc.            2.1

Information Technology             10.1       6. Computer Hardware               3.4       6. Pfizer Inc.                     1.9

Consumer Staples                    9.6       7. Apparel Retail                  3.3       7. International Business
                                                                                              Machines Corp.                  1.8
Energy                              5.6       8. Asset Management
                                                 & Custody Banks                 3.0       8. Fifth Third Bancorp             1.8
Materials                           5.0
                                              9. Semiconductors                  2.9       9. Illinois Tool Works Inc.        1.8
Utilities                           4.2
                                             10. Property & Casualty Insurance   2.8      10. St. Paul Travelers Cos., Inc.   1.8
Telecommunication Services          2.5                                                       (The)
                                             The Fund's holdings are subject to
Money Market Funds and                       change, and there is no assurance that       TOTAL NET ASSETS           $1.9 BILLION
U.S. Treasury Securities                     the Fund will continue to hold any
Plus Other Assets Less Liabilities  2.9      particular security.                         TOTAL NUMBER OF HOLDINGS*            84

                                             *Excluding money market fund holdings and
                                             U.S. Treasury Securities.

========================================     ========================================     ========================================

AIM DIVERSIFIED DIVIDEND FUND

   Fund performance benefited during the        During the reporting period, we                      MEGGAN M. WALSH,
period from effective stock selection        eliminated positions in SCHLUMBERGER,                   Chartered Financial Analyst,
and overweight positions relative to the     QUALCOMM and CHUBB. We established a new     [WALSH     senior portfolio manager, is
style-specific index in the industrials      position in AMERICAN ELECTRIC POWER and      PHOTO]     manager of AIM Diversified
and consumer discretionary sectors, as       added to H&R BLOCK. We also added other                 Dividend Fund. She has been
well as from exposure to select names in     select holdings in the consumer              in the investment industry since 1987,
the health care and telecommunication        discretionary sector that met our            and she joined AIM in 1991. Ms. Walsh
services sectors.                            investment criteria.                         earned a B.S. in finance from the
                                                                                          University of Maryland and an M.B.A.
   Two significant contributors to              At the end of the reporting period,       from Loyola.
performance for the period included          the impact of market movements and our
BELLSOUTH and EMERSON ELECTRIC. In early     allocation decisions resulted in             Assisted by the Diversified Dividend
March, AT&T and BellSouth announced an       overweight positions relative to the         Team
agreement to merge. AT&T's offer valued      style-specific index primarily in the
Bellsouth at almost an 18% premium to        industrials and consumer discretionary
its March 3, 2006, price. During the         sectors and relative underweight
reporting period, shares of Emerson          positions in information technology and
Electric benefited from revenue growth       energy.
across several of its business lines and
implementation of a restructuring            IN CLOSING
program that resulted in improved
margins. The company has seen                At the close of the reporting period,
improvements in its balance sheet over       the Fund was positioned in line with its
the past few years, and management has       mandate as a core fund. Exposed to all
increased share buybacks and dividends.      broad market sectors, our portfolio is
Additionally, the company is well            composed of dividend-paying companies
positioned to potentially benefit from       that are supported by relatively
the recent resurgence in capital             predictable cash flows and improving
spending.                                    capital allocation practices. As a
                                             result of this positioning, the Fund
   Fund performance was negatively           continued to benefit from a trend of
affected in part by declines in holdings     dividend increases and growth in share
INTEL and MEDTRONIC. Intel suffered from     prices. Thank you for your investment in
increased competition and decreased          AIM Diversified Dividend Fund.
market share in the microchip and server
markets. This loss of market share and       The views and opinions expressed in
continued declines in gross margins have     management's discussion of Fund
investors questioning the firm's future      performance are those of A I M Advisors,
prospects. We sold Intel during the          Inc. These views and opinions are
reporting period.                            subject to change at any time based on
                                             factors such as market and economic
   Medtronic, one of the largest medical     conditions. These views and opinions may
device companies, experienced share          not be relied upon as investment advice
price weakness due to concerns regarding     or recommendations, or as an offer for a
proposed cutbacks in in-hospital             particular security. The information is
reimbursement rates from Medicare. In        not a complete analysis of every aspect
addition, concerns surrounding a recall      of any market, country, industry,
of the company's implantable cardiac         security or the Fund. Statements of fact
defibrillator (ICD) devices and              are from sources considered reliable,
questions about sustainability of the        but A I M Advisors, Inc. makes no
growth in the ICD market added further       representation or warranty as to their
downside pressure. These fears may be        completeness or accuracy. Although
exaggerated, given that long-term growth     historical performance is no guarantee
rates in the ICD market remain in the        of future results, these insights may                [RIGHT ARROW GRAPHIC]
mid-teens and that additional                help you understand our investment
opportunities for potential growth exist     management philosophy.
for the company in other medical device                                                   FOR A PRESENTATION OF YOUR FUND'S
areas in which it operates.                        See important Fund and index           LONG-TERM PERFORMANCE, PLEASE SEE PAGE
                                              disclosures on the inside front cover.      5.

AIM DIVERSIFIED DIVIDEND FUND


YOUR FUND'S LONG-TERM PERFORMANCE

========================================     ========================================
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS
As of 4/30/06, including applicable          As of 3/31/06, most recent calendar
sales charges                                quarter-end, including applicable sales
                                             charges
CLASS A SHARES
Inception (12/31/01)             6.66%       CLASS A SHARES
 1 Year                          6.83        Inception (12/31/01)             6.43%
                                              1 Year                          4.03
CLASS B SHARES
Inception (12/31/01)             7.18%       CLASS B SHARES
 1 Year                          7.25        Inception (12/31/01)             6.98%
                                              1 Year                          4.47
CLASS C SHARES
Inception (12/31/01)             7.34%       CLASS C SHARES
 1 Year                         11.35        Inception (12/31/01)             7.13%
                                              1 Year                          8.39
CLASS R SHARES
Inception                        7.89%       CLASS R SHARES
 1 Year                         12.84        Inception                        7.68%
                                              1 Year                          9.89
INVESTOR CLASS SHARES
Inception                        8.06%       INVESTOR CLASS SHARES
 1 Year                         13.04        Inception                        7.87%
                                              1 Year                         10.17

========================================     ========================================

CLASS R SHARES' INCEPTION DATE IS               THE PERFORMANCE DATA QUOTED REPRESENT     FOR THE PERIOD INVOLVED. THE CDSC ON
OCTOBER 25, 2005. RETURNS SINCE THAT         PAST PERFORMANCE AND CANNOT GUARANTEE        CLASS B SHARES DECLINES FROM 5%
DATE ARE HISTORICAL RETURNS. ALL OTHER       COMPARABLE FUTURE RESULTS; CURRENT           BEGINNING AT THE TIME OF PURCHASE TO 0%
RETURNS ARE BLENDED RETURNS OF               PERFORMANCE MAY BE LOWER OR HIGHER.          AT THE BEGINNING OF THE SEVENTH YEAR.
HISTORICAL CLASS R SHARE PERFORMANCE AND     PLEASE VISIT AIMinvestments.com FOR THE      THE CDSC ON CLASS C SHARES IS 1% FOR THE
RESTATED CLASS A SHARE PERFORMANCE (FOR      MOST RECENT MONTH-END PERFORMANCE.           FIRST YEAR AFTER PURCHASE. CLASS R
PERIODS PRIOR TO THE INCEPTION DATE OF       PERFORMANCE FIGURES REFLECT REINVESTED       SHARES DO NOT HAVE A FRONT-END SALES
CLASS R SHARES) AT NET ASSET VALUE,          DISTRIBUTIONS, CHANGES IN NET ASSET          CHARGE; RETURNS SHOWN ARE AT NET ASSET
ADJUSTED TO REFLECT THE HIGHER RULE          VALUE AND THE EFFECT OF THE MAXIMUM          VALUE AND DO NOT REFLECT A 0.75% CDSC
12b-1 FEES APPLICABLE TO CLASS R SHARES.     SALES CHARGE UNLESS OTHERWISE STATED.        THAT MAY BE IMPOSED ON A TOTAL
                                             PERFORMANCE FIGURES DO NOT REFLECT           REDEMPTION OF RETIREMENT PLAN ASSETS
   INVESTOR CLASS SHARES' INCEPTION DATE     DEDUCTION OF TAXES A SHAREHOLDER WOULD       WITHIN THE FIRST YEAR. INVESTOR CLASS
IS JULY 15, 2005. RETURNS SINCE THAT         PAY ON FUND DISTRIBUTIONS OR SALE OF         SHARES DO NOT HAVE A FRONT-END SALES
DATE ARE HISTORICAL RETURNS. ALL OTHER       FUND SHARES. INVESTMENT RETURN AND           CHARGE OR A CDSC; THEREFORE, PERFORMANCE
RETURNS ARE BLENDED RETURNS OF               PRINCIPAL VALUE WILL FLUCTUATE SO THAT       IS AT NET ASSET VALUE.
HISTORICAL INVESTOR CLASS SHARE              YOU MAY HAVE A GAIN OR LOSS WHEN YOU
PERFORMANCE AND RESTATED CLASS A SHARE       SELL SHARES.                                    THE PERFORMANCE OF THE FUND'S SHARE
PERFORMANCE (FOR PERIODS PRIOR TO THE                                                     CLASSES WILL DIFFER DUE TO DIFFERENT
INCEPTION DATE OF INVESTOR CLASS SHARES)        CLASS A SHARE PERFORMANCE REFLECTS        SALES CHARGE STRUCTURES AND CLASS
AT NET ASSET VALUE AND REFLECT THE RULE      THE MAXIMUM 5.50% SALES CHARGE, AND          EXPENSES.
12b-1 FEES APPLICABLE TO CLASS A SHARES.     CLASS B AND CLASS C SHARE PERFORMANCE
                                             REFLECTS THE APPLICABLE CONTINGENT              HAD THE ADVISOR NOT WAIVED FEES
                                             DEFERRED SALES CHARGE (CDSC)                 AND/OR REIMBURSED EXPENSES, PERFORMANCE
                                                                                          WOULD HAVE BEEN LOWER.

AIM DIVERSIFIED DIVIDEND FUND


CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE                                      together with the amount you invested,          The hypothetical account values and
                                             to estimate the expenses that you paid       expenses may not be used to estimate the
As a shareholder of the Fund, you incur      over the period. Simply divide your          actual ending account balance or
two types of costs: (1) transaction          account value by $1,000 (for example, an     expenses you paid for the period. You
costs, which may include sales charges       $8,600 account value divided by $1,000 =     may use this information to compare the
(loads) on purchase payments; contingent     8.6), then multiply the result by the        ongoing costs of investing in the Fund
deferred sales charges on redemptions;       number in the table under the heading        and other funds. To do so, compare this
and redemption fees, if any; and (2)         entitled "Actual Expenses Paid During        5% hypothetical example with the 5%
ongoing costs, including management          Period" to estimate the expenses you         hypothetical examples that appear in the
fees; distribution and/or service fees       paid on your account during this period.     shareholder reports of the other funds.
(12b-1); and other Fund expenses. This
example is intended to help you              HYPOTHETICAL EXAMPLE FOR COMPARISON             Please note that the expenses shown
understand your ongoing costs (in            PURPOSES                                     in the table are meant to highlight your
dollars) of investing in the Fund and to                                                  ongoing costs only and do not reflect
compare these costs with ongoing costs       The table below also provides                any transactional costs, such as sales
of investing in other mutual funds. The      information about hypothetical account       charges (loads) on purchase payments,
example is based on an investment of         values and hypothetical expenses based       contingent deferred sales charges on
$1,000 invested at the beginning of the      on the Fund's actual expense ratio and       redemptions, and redemption fees, if
period and held for the entire period        an assumed rate of return of 5% per year     any. Therefore, the hypothetical
November 1, 2005, through April 30,          before expenses, which is not the Fund's     information is useful in comparing
2006.                                        actual return. The Fund's actual             ongoing costs only, and will not help
                                             cumulative total returns at net asset        you determine the relative total costs
ACTUAL EXPENSES                              value after expenses for the six months      of owning different funds. In addition,
                                             ended April 30, 2006, appear in the          if these transactional costs were
The table below provides information         table "Fund vs. Indexes" on page 3.          included, your costs would have been
about actual account values and actual                                                    higher.
expenses. You may use the information in
this table,

====================================================================================================================================

                                                        ACTUAL                          HYPOTHETICAL
                                                                               (5% ANNUAL RETURN BEFORE EXPENSES)

                        BEGINNING           ENDING               EXPENSES         ENDING           EXPENSES          ANNUALIZED
       SHARE         ACCOUNT VALUE       ACCOUNT VALUE         PAID DURING    ACCOUNT VALUE       PAID DURING         EXPENSE
       CLASS           (11/1/05)         (4/30/06)(1)            PERIOD(2)      (4/30/06)          PERIOD(2)           RATIO
         A             $1,000.00           $1,099.90              $5.21         $1,019.84           $5.01               1.00%
         B              1,000.00            1,095.50               8.57          1,016.61            8.25               1.65
         C              1,000.00            1,096.50               8.58          1,016.61            8.25               1.65
         R              1,000.00            1,098.70               6.50          1,018.60            6.26               1.25
      Investor          1,000.00            1,099.60               4.84          1,020.18            4.66               0.93


(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2005, through April
    30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended April 30, 2006, appear in the table "Fund vs. Indexes" on page 3.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.


====================================================================================================================================

                                                                                               [ARROW
                                                                                                BUTTON   For More Information Visit
                                                                                                IMAGE]       AIMinvestments.com




AIM DIVERSIFIED DIVIDEND FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Equity          Board reviewed the credentials and           advised by other advisors with
Funds (the "Board") oversees the             experience of the officers and employees     investment strategies comparable to
management of AIM Diversified Dividend       of AIM who will provide investment           those of the Fund that the Board
Fund (the "Fund") and, as required by        advisory services to the Fund. In            reviewed. The Board noted that AIM has
law, determines annually whether to          reviewing the qualifications of AIM to       agreed to waive advisory fees of the
approve the continuance of the Fund's        provide investment advisory services,        Fund and to limit the Fund's total
advisory agreement with A I M Advisors,      the Board reviewed the qualifications of     operating expenses, as discussed below.
Inc. ("AIM"). Based upon the                 AIM's investment personnel and               Based on this review, the Board
recommendation of the Investments            considered such issues as AIM's              concluded that the advisory fee rate for
Committee of the Board at a meeting held     portfolio and product review process,        the Fund under the Advisory Agreement
on June 30, 2005, the Board, including       various back office support functions        was fair and reasonable.
all of the independent trustees,             provided by AIM and AIM's equity and
approved the continuance of the advisory     fixed income trading operations. Based       o Expense limitations and fee waivers.
agreement (the "Advisory Agreement")         on the review of these and other             The Board noted that AIM has
between the Fund and AIM for another         factors, the Board concluded that the        contractually agreed to waive advisory
year, effective July 1, 2005.                quality of services to be provided by        fees of the Fund through June 30, 2006
                                             AIM was appropriate and that AIM             to the extent necessary so that the
   The Board considered the factors          currently is providing satisfactory          advisory fees payable by the Fund do not
discussed below in evaluating the            services in accordance with the terms of     exceed a specified maximum advisory fee
fairness and reasonableness of the           the Advisory Agreement.                      rate, which maximum rate includes
Advisory Agreement at the meeting on                                                      breakpoints and is based on net asset
June 30, 2005 and as part of the Board's     o The performance of the Fund relative       levels. The Board considered the
ongoing oversight of the Fund. In their      to comparable funds. The Board reviewed      contractual nature of this fee waiver
deliberations, the Board and the             the performance of the Fund during the       and noted that it remains in effect
independent trustees did not identify        past one and three calendar years            until June 30, 2006. The Board noted
any particular factor that was               against the performance of funds advised     that AIM has contractually agreed to
controlling, and each trustee attributed     by other advisors with investment            waive fees and/or limit expenses of the
different weights to the various             strategies comparable to those of the        Fund through October 31, 2005 in an
factors.                                     Fund. The Board noted that the Fund's        amount necessary to limit total annual
                                             performance in such periods was above        operating expenses to a specified
   One of the responsibilities of the        the median performance of such               percentage of average daily net assets
Senior Officer of the Fund, who is           comparable funds. Based on this review,      for each class of the Fund. The Board
independent of AIM and AIM's affiliates,     the Board concluded that no changes          also noted that AIM has voluntarily
is to manage the process by which the        should be made to the Fund and that it       agreed to waive fees and/or limit
Fund's proposed management fees are          was not necessary to change the Fund's       expenses of the Fund in an amount
negotiated to ensure that they are           portfolio management team at this time.      necessary to limit total annual
negotiated in a manner which is at arm's                                                  operating expenses to a specified
length and reasonable. To that end, the      o The performance of the Fund relative       percentage of average daily net assets
Senior Officer must either supervise a       to indices. The Board reviewed the           for each class of the Fund that is lower
competitive bidding process or prepare       performance of the Fund during the past      than the contractual agreement. The
an independent written evaluation. The       one and three calendar years against the     Board considered the contractual and
Senior Officer has recommended an            performance of the Lipper Large-Cap Core     voluntary nature of these fee
independent written evaluation in lieu       Index. The Board noted that the Fund's       waivers/expense limitations and noted
of a competitive bidding process and,        performance in such periods was above        that the contractual agreement remains
upon the direction of the Board, has         the performance of such Index. Based on      in effect until October 31, 2005 and
prepared such an independent written         this review, the Board concluded that no     that the voluntary agreement can be
evaluation. Such written evaluation also     changes should be made to the Fund and       terminated at any time by AIM without
considered certain of the factors            that it was not necessary to change the      further notice to investors. The Board
discussed below. In addition, as             Fund's portfolio management team at this     considered the effect these fee
discussed below, the Senior Officer made     time.                                        waivers/expense limitations would have
certain recommendations to the Board in                                                   on the Fund's estimated expenses and
connection with such written evaluation.     o Meeting with the Fund's portfolio          concluded that the levels of fee
                                             managers and investment personnel. With      waivers/expense limitations for the Fund
   The discussion below serves as a          respect to the Fund, the Board is            were fair and reasonable.
summary of the Senior Officer's              meeting periodically with such Fund's
independent written evaluation and           portfolio managers and/or other              o Breakpoints and economies of scale.
recommendations to the Board in              investment personnel and believes that       The Board reviewed the structure of the
connection therewith, as well as a           such individuals are competent and able      Fund's advisory fee under the Advisory
discussion of the material factors and       to continue to carry out their               Agreement, noting that it includes two
the conclusions with respect thereto         responsibilities under the Advisory          breakpoints. The Board reviewed the
that formed the basis for the Board's        Agreement.                                   level of the Fund's advisory fees, and
approval of the Advisory Agreement.                                                       noted that such fees, as a percentage of
After consideration of all of the            o Overall performance of AIM. The Board      the Fund's net assets, would decrease as
factors below and based on its informed      considered the overall performance of        net assets increase because the Advisory
business judgment, the Board determined      AIM in providing investment advisory and     Agreement includes breakpoints. The
that the Advisory Agreement is in the        portfolio administrative services to the     Board noted that, due to the Fund's
best interests of the Fund and its           Fund and concluded that such performance     current asset levels and the way in
shareholders and that the compensation       was satisfactory.                            which the advisory fee breakpoints have
to AIM under the Advisory Agreement is                                                    been structured, the Fund has yet to
fair and reasonable and would have been      o Fees relative to those of clients of       benefit from the breakpoints. The Board
obtained through arm's length                AIM with comparable investment               noted that AIM has contractually agreed
negotiations.                                strategies. The Board noted that AIM         to waive advisory fees of the Fund
                                             does not serve as an advisor to other        through June 30, 2006 to the extent
o The nature and extent of the advisory      mutual funds or other clients with           necessary so that the advisory fees
services to be provided by AIM. The          investment strategies comparable to          payable by the Fund do not exceed a
Board reviewed the services to be            those of the Fund.                           specified maximum advisory fee rate,
provided by AIM under the Advisory                                                        which maximum rate includes breakpoints
Agreement. Based on such review, the         o Fees relative to those of comparable       and is based on net asset levels. The
Board concluded that the range of            funds with other advisors. The Board         Board concluded that the Fund's fee
services to be provided by AIM under the     reviewed the advisory fee rate for the       levels under the Advisory Agreement
Advisory Agreement was appropriate and       Fund under the Advisory Agreement. The       therefore would reflect economies of
that AIM currently is providing services     Board compared effective contractual         scale at higher asset levels and that it
in accordance with the terms of the          advisory fee rates at a common asset         was not necessary to change the advisory
Advisory Agreement.                          level and noted that the Fund's rate was     fee break-
                                             below the median rate of the funds
o The quality of services to be provided
by AIM. The

                                                                                                                         (continued)


AIM DIVERSIFIED DIVIDEND FUND



points in the Fund's advisory fee            compensation to be paid by the Fund to AIM
schedule.                                    under its Advisory Agreement was not excessive.

o Investments in affiliated money market     o Benefits of soft dollars to AIM. The
funds. The Board also took into account      Board considered the benefits realized
the fact that uninvested cash and cash       by AIM as a result of brokerage
collateral from securities lending           transactions executed through "soft
arrangements (collectively, "cash            dollar" arrangements. Under these
balances") of the Fund may be invested       arrangements, brokerage commissions paid
in money market funds advised by AIM         by the Fund and/or other funds advised
pursuant to the terms of an SEC              by AIM are used to pay for research and
exemptive order. The Board found that        execution services. This research is
the Fund may realize certain benefits        used by AIM in making investment
upon investing cash balances in AIM          decisions for the Fund. The Board
advised money market funds, including a      concluded that such arrangements were
higher net return, increased liquidity,      appropriate.
increased diversification or decreased
transaction costs. The Board also found      o AIM's financial soundness in light of
that the Fund will not receive reduced       the Fund's needs. The Board considered
services if it invests its cash balances     whether AIM is financially sound and has
in such money market funds. The Board        the resources necessary to perform its
noted that, to the extent the Fund           obligations under the Advisory
invests in affiliated money market           Agreement, and concluded that AIM has
funds, AIM has voluntarily agreed to         the financial resources necessary to
waive a portion of the advisory fees it      fulfill its obligations under the
receives from the Fund attributable to       Advisory Agreement.
such investment. The Board further
determined that the proposed securities      o Historical relationship between the
lending program and related procedures       Fund and AIM. In determining whether to
with respect to the lending Fund is in       continue the Advisory Agreement for the
the best interests of the lending Fund       Fund, the Board also considered the
and its respective shareholders. The         prior relationship between AIM and the
Board therefore concluded that the           Fund, as well as the Board's knowledge
investment of cash collateral received       of AIM's operations, and concluded that
in connection with the securities            it was beneficial to maintain the
lending program in the money market          current relationship, in part, because
funds according to the procedures is in      of such knowledge. The Board also
the best interests of the lending Fund       reviewed the general nature of the
and its respective shareholders.             non-investment advisory services
                                             currently performed by AIM and its
o Independent written evaluation and         affiliates, such as administrative,
recommendations of the Fund's Senior         transfer agency and distribution
Officer. The Board noted that, upon          services, and the fees received by AIM
their direction, the Senior Officer of       and its affiliates for performing such
the Fund, who is independent of AIM and      services. In addition to reviewing such
AIM's affiliates, had prepared an            services, the trustees also considered
independent written evaluation in order      the organizational structure employed by
to assist the Board in determining the       AIM and its affiliates to provide those
reasonableness of the proposed               services. Based on the review of these
management fees of the AIM Funds,            and other factors, the Board concluded
including the Fund. The Board noted that     that AIM and its affiliates were
the Senior Officer's written evaluation      qualified to continue to provide
had been relied upon by the Board in         non-investment advisory services to the
this regard in lieu of a competitive         Fund, including administrative, transfer
bidding process. In determining whether      agency and distribution services, and
to continue the Advisory Agreement for       that AIM and its affiliates currently
the Fund, the Board considered the           are providing satisfactory
Senior Officer's written evaluation and      non-investment advisory services.
the recommendation made by the Senior
Officer to the Board that the Board          o Other factors and current trends. In
consider implementing a process to           determining whether to continue the
assist them in more closely monitoring       Advisory Agreement for the Fund, the
the performance of the AIM Funds. The        Board considered the fact that AIM,
Board concluded that it would be             along with others in the mutual fund
advisable to implement such a process as     industry, is subject to regulatory
soon as reasonably practicable.              inquiries and litigation related to a
                                             wide range of issues. The Board also
o Profitability of AIM and its               considered the governance and compliance
affiliates. The Board reviewed               reforms being undertaken by AIM and its
information concerning the profitability     affiliates, including maintaining an
of AIM's (and its affiliates')               internal controls committee and
investment advisory and other activities     retaining an independent compliance
and its financial condition. The Board       consultant, and the fact that AIM has
considered the overall profitability of      undertaken to cause the Fund to operate
AIM, as well as the profitability of AIM     in accordance with certain governance
in connection with managing the Fund.        policies and practices. The Board
The Board noted that AIM's operations        concluded that these actions indicated a
remain profitable, although increased        good faith effort on the part of AIM to
expenses in recent years have reduced        adhere to the highest ethical standards,
AIM's profitability. Based on the review     and determined that the current
of the profitability of AIM's and its        regulatory and litigation environment to
affiliates' investment advisory and          which AIM is subject should not prevent
other activities and its financial           the Board from continuing the Advisory
condition, the Board concluded that the      Agreement for the Fund.


SUPPLEMENT TO SEMIANNUAL REPORT DATED 4/30/06

AIM DIVERSIFIED DIVIDEND FUND

INSTITUTIONAL CLASS SHARES                   ========================================     IS AT NAV. PERFORMANCE OF INSTITUTIONAL
                                                                                          CLASS SHARES WILL DIFFER FROM
The following information has been           AVERAGE ANNUAL TOTAL RETURNS                 PERFORMANCE OF OTHER SHARE CLASSES DUE
prepared to provide Institutional Class      For periods ended 4/30/06                    TO DIFFERING SALES CHARGES AND CLASS
shareholders with a performance overview                                                  EXPENSES.
specific to their holdings.                  Inception                          8.10%
Institutional Class shares are offered        1 Year                           13.20          PLEASE NOTE THAT PAST PERFORMANCE IS
exclusively to institutional investors,       6 Months*                        10.05      NOT INDICATIVE OF FUTURE RESULTS. MORE
including defined contribution plans                                                      RECENT RETURNS MAY BE MORE OR LESS THAN
that meet certain criteria.                  ========================================     THOSE SHOWN. ALL RETURNS ASSUME
                                                                                          REINVESTMENT OF DISTRIBUTIONS AT NET
                                             AVERAGE ANNUAL TOTAL RETURNS                 ASSET VALUE. INVESTMENT RETURN AND
                                             For periods ended 3/31/06, most recent       PRINCIPAL VALUE WILL FLUCTUATE SO YOUR
                                             calendar quarter-end                         SHARES, WHEN REDEEMED, MAY BE WORTH MORE
                                                                                          OR LESS THAN THEIR ORIGINAL COST. SEE
                                             Inception                          7.89%     FULL REPORT FOR INFORMATION ON
                                              1 Year                           10.25      COMPARATIVE BENCHMARKS. PLEASE CONSULT
                                              6 Months*                         7.57      YOUR FUND PROSPECTUS FOR MORE
                                                                                          INFORMATION. FOR THE MOST CURRENT
                                             *Cumulative total return that has not        MONTH-END PERFORMANCE, PLEASE CALL
                                             been annualized                              800-451-4246 OR VISIT
                                                                                          AIMINVESTMENTS.COM.
                                             ========================================
                                                                                              HAD THE ADVISOR NOT WAIVED FEES
                                             INSTITUTIONAL CLASS SHARES' INCEPTION        AND/OR REIMBURSED EXPENSES, PERFORMANCE
                                             DATE IS OCTOBER 25, 2005. RETURNS SINCE      WOULD HAVE BEEN LOWER.
                                             THAT DATE ARE HISTORICAL RETURNS. ALL
                                             OTHER RETURNS ARE BLENDED RETURNS OF
                                             HISTORICAL INSTITUTIONAL CLASS SHARE
                                             PERFORMANCE AND RESTATED CLASS A SHARE
                                             PERFORMANCE (FOR PERIODS PRIOR TO THE
                                             INCEPTION DATE OF INSTITUTIONAL CLASS
                                             SHARES) AT NET ASSET VALUE (NAV) AND
                                             REFLECT THE HIGHER RULE 12b-1 FEES
                                             APPLICABLE TO CLASS A SHARES. CLASS A
                                             SHARES' INCEPTION DATE IS DECEMBER 31,
                                             2001.

                                                 INSTITUTIONAL CLASS SHARES HAVE NO
========================================     SALES CHARGE; THEREFORE, PERFORMANCE
NASDAQ SYMBOL                      DDFIX
========================================

                                                                                       Over for information on your Fund's expenses.

==========================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES
CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
==========================================================================

                                                 FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

[YOUR GOALS. OUR SOLUTIONS.]                             [AIM INVESTMENTS LOGO]
  --Registered Trademark--                              --Registered Trademark--

AIMinvestments.com                  DDI-INS-2           A I M Distributors, Inc.

INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      estimate the expenses that you paid over     six months ended April 30, 2006, appears
                                             the period. Simply divide your account       in the table on the front of this
As a shareholder of the Fund, you incur      value by $1,000 (for example, an $8,600      supplement.
ongoing costs, including management fees     account value divided by $1,000 = 8.6),
and other Fund expenses. This example is     then multiply the result by the number           The hypothetical account values and
intended to help you understand your         in the table under the heading entitled      expenses may not be used to estimate the
ongoing costs (in dollars) of investing      "Actual Expenses Paid During Period" to      actual ending account balance or
in the Fund and to compare these costs       estimate the expenses you paid on your       expenses you paid for the period. You
with ongoing costs of investing in other     account during this period.                  may use this information to compare the
mutual funds. The example is based on an                                                  ongoing costs of investing in the Fund
investment of $1,000 invested at the         HYPOTHETICAL EXAMPLE FOR                     and other funds. To do so, compare this
beginning of the period and held for the     COMPARISON PURPOSES                          5% hypothetical example with the 5%
entire period November 1, 2005, through                                                   hypothetical examples that appear in the
April 30, 2006.                              The table below also provides                shareholder reports of the other funds.
                                             information about hypothetical account
ACTUAL EXPENSES                              values and hypothetical expenses based           Please note that the expenses shown
                                             on the Fund's actual expense ratio and       in the table are meant to highlight your
The table below provides information         an assumed rate of return of 5% per year     ongoing costs only. Therefore, the
about actual account values and actual       before expenses, which is not the Fund's     hypothetical information is useful in
expenses. You may use the information in     actual return. The Fund's actual             comparing ongoing costs only, and will
this table, together with the amount you     cumulative total return after expenses       not help you determine the relative
invested, to                                 for the                                      total costs of owning different funds.

====================================================================================================================================

                                                     ACTUAL                         HYPOTHETICAL
                                                                         (5% ANNUAL RETURN BEFORE EXPENSES)

                       BEGINNING          ENDING               EXPENSES        ENDING            EXPENSES         ANNUALIZED
SHARE                ACCOUNT VALUE     ACCOUNT VALUE         PAID DURING    ACCOUNT VALUE       PAID DURING         EXPENSE
CLASS                  (11/1/05)       (4/30/06)(1)           PERIOD(2)       (4/30/06)          PERIOD(2)           RATIO
Institutional          $1,000.00         $1,100.50              $3.54         $1,021.42            3.41              0.68%

(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2005 through April
    30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended April 30, 2006, appears in the table on the front of this supplement.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

====================================================================================================================================

AIMinvestments.com                  DDI-INS-2           A I M Distributors, Inc.

AIM DIVERSIFIED DIVIDEND FUND

SCHEDULE OF INVESTMENTS

April 30, 2006
(Unaudited)

                                                 SHARES         VALUE
--------------------------------------------------------------------------
COMMON STOCKS-97.06%

AEROSPACE & DEFENSE-4.56%

Honeywell International Inc.                      340,400   $   14,467,000
--------------------------------------------------------------------------
Raytheon Co.                                      600,400       26,579,708
--------------------------------------------------------------------------
United Technologies Corp.                         744,600       46,768,326
==========================================================================
                                                                87,815,034
==========================================================================

ALUMINUM-0.61%

Alcoa Inc.                                        347,000       11,721,660
==========================================================================

APPAREL RETAIL-3.29%

Limited Brands, Inc.                            1,576,600       40,424,024
--------------------------------------------------------------------------
TJX Cos., Inc. (The)                              945,400       22,812,502
==========================================================================
                                                                63,236,526
==========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.96%

VF Corp.                                          301,300       18,436,547
==========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-3.03%

Bank of New York Co., Inc. (The)                  523,500       18,401,025
--------------------------------------------------------------------------
Federated Investors, Inc.-Class B                 409,600       14,376,960
--------------------------------------------------------------------------
State Street Corp.                                390,400       25,500,928
==========================================================================
                                                                58,278,913
==========================================================================

AUTO PARTS & EQUIPMENT-1.18%

Johnson Controls, Inc.                            278,600       22,719,830
==========================================================================

BREWERS-1.40%

Anheuser-Busch Cos., Inc.                         605,300       26,984,274
==========================================================================

CASINOS & GAMING-1.08%

International Game Technology                     550,441       20,878,227
==========================================================================

COMPUTER HARDWARE-3.36%

Hewlett-Packard Co.                               906,800       29,443,796
--------------------------------------------------------------------------
International Business Machines Corp.             428,100       35,249,754
==========================================================================
                                                                64,693,550
==========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.75%

Deere & Co.                                       164,900       14,474,922
==========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-2.22%

Automatic Data Processing, Inc.                   394,000       17,367,520
--------------------------------------------------------------------------
First Data Corp.                                  531,300       25,337,697
==========================================================================
                                                                42,705,217
==========================================================================

                                                 SHARES         VALUE
--------------------------------------------------------------------------

DISTRIBUTORS-0.68%

Genuine Parts Co.                                 300,300   $   13,108,095
==========================================================================

DIVERSIFIED BANKS-2.37%

Bank of America Corp.                             422,500       21,091,200
--------------------------------------------------------------------------
U.S. Bancorp                                      419,200       13,179,648
--------------------------------------------------------------------------
Wachovia Corp.                                    188,300       11,269,755
==========================================================================
                                                                45,540,603
==========================================================================

DIVERSIFIED CHEMICALS-1.64%

E. I. du Pont de Nemours and Co.                  420,000       18,522,000
--------------------------------------------------------------------------
PPG Industries, Inc.                              194,700       13,068,264
==========================================================================
                                                                31,590,264
==========================================================================

DRUG RETAIL-0.77%

Walgreen Co.                                      355,100       14,889,343
==========================================================================

ELECTRIC UTILITIES-2.20%

American Electric Power Co., Inc.                 637,000       21,314,020
--------------------------------------------------------------------------
Exelon Corp.                                      388,800       20,995,200
==========================================================================
                                                                42,309,220
==========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-2.45%

Emerson Electric Co.                              555,500       47,189,725
==========================================================================

FOREST PRODUCTS-1.11%

Weyerhaeuser Co.                                  304,200       21,436,974
==========================================================================

GENERAL MERCHANDISE STORES-1.24%

Target Corp.                                      449,900       23,889,690
==========================================================================

HEALTH CARE EQUIPMENT-2.49%

Baxter International Inc.                         505,000       19,038,500
--------------------------------------------------------------------------
Medtronic, Inc.                                   574,500       28,793,940
==========================================================================
                                                                47,832,440
==========================================================================

HOME IMPROVEMENT RETAIL-1.18%

Home Depot, Inc. (The)                            569,500       22,740,135
==========================================================================

HOUSEHOLD APPLIANCES-0.76%

Snap-on Inc.                                      351,900       14,603,850
==========================================================================

HOUSEHOLD PRODUCTS-2.06%

Colgate-Palmolive Co.                             234,800       13,881,376
--------------------------------------------------------------------------
Kimberly-Clark Corp.                              438,900       25,688,817
==========================================================================
                                                                39,570,193
==========================================================================

AIM DIVERSIFIED DIVIDEND FUND

                                                 SHARES         VALUE
--------------------------------------------------------------------------

HYPERMARKETS & SUPER CENTERS-0.88%

Wal-Mart Stores, Inc.                             374,400   $   16,859,232
==========================================================================

INDUSTRIAL CONGLOMERATES-2.57%

General Electric Co.                            1,428,000       49,394,520
==========================================================================

INDUSTRIAL GASES-0.86%

Praxair, Inc.                                     293,600       16,479,768
==========================================================================

INDUSTRIAL MACHINERY-3.50%

Illinois Tool Works Inc.                          336,617       34,570,566
--------------------------------------------------------------------------
Ingersoll-Rand Co. Ltd.-Class A                   426,500       18,659,375
--------------------------------------------------------------------------
Pentair, Inc.                                     370,500       14,182,740
==========================================================================
                                                                67,412,681
==========================================================================

INSURANCE BROKERS-1.19%

Marsh & McLennan Cos., Inc.                       743,800       22,812,346
==========================================================================

INTEGRATED OIL & GAS-4.97%

Eni S.p.A. (Italy)(a)                             412,800       12,584,847
--------------------------------------------------------------------------
Exxon Mobil Corp.                                 450,500       28,417,540
--------------------------------------------------------------------------
Occidental Petroleum Corp.                        285,900       29,373,366
--------------------------------------------------------------------------
Total S.A. (France)(a)                             91,451       25,278,556
==========================================================================
                                                                95,654,309
==========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-2.55%

AT&T Inc.                                         667,300       17,489,933
--------------------------------------------------------------------------
BellSouth Corp.                                   935,800       31,611,324
==========================================================================
                                                                49,101,257
==========================================================================

INVESTMENT BANKING & BROKERAGE-2.27%

Merrill Lynch & Co., Inc.                         260,600       19,873,356
--------------------------------------------------------------------------
Morgan Stanley                                    371,500       23,887,450
==========================================================================
                                                                43,760,806
==========================================================================

MULTI-LINE INSURANCE-0.77%

Genworth Financial Inc.-Class A                   445,000       14,774,000
==========================================================================

MULTI-UTILITIES-2.02%

Dominion Resources, Inc.                          317,000       23,733,790
--------------------------------------------------------------------------
Public Service Enterprise Group Inc.               42,200        2,645,940
--------------------------------------------------------------------------
Wisconsin Energy Corp.                            322,000       12,574,100
==========================================================================
                                                                38,953,830
==========================================================================

OIL & GAS DRILLING-0.60%

GlobalSantaFe Corp.                               189,000       11,568,690
==========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.38%

Citigroup Inc.                                    530,000       26,473,500
==========================================================================

                                                 SHARES         VALUE
--------------------------------------------------------------------------

PACKAGED FOODS & MEATS-2.14%

General Mills, Inc.                               582,600   $   28,745,484
--------------------------------------------------------------------------
Sara Lee Corp.                                    700,300       12,514,361
==========================================================================
                                                                41,259,845
==========================================================================

PHARMACEUTICALS-10.07%

Abbott Laboratories                               698,700       29,862,438
--------------------------------------------------------------------------
Bristol-Myers Squibb Co.                          571,400       14,502,132
--------------------------------------------------------------------------
Johnson & Johnson                                 707,700       41,478,297
--------------------------------------------------------------------------
Lilly (Eli) and Co.                               558,500       29,555,820
--------------------------------------------------------------------------
Merck & Co. Inc.                                  358,300       12,332,686
--------------------------------------------------------------------------
Pfizer Inc.                                     1,476,780       37,406,837
--------------------------------------------------------------------------
Wyeth                                             589,200       28,676,364
==========================================================================
                                                               193,814,574
==========================================================================

PROPERTY & CASUALTY INSURANCE-2.84%

MBIA Inc.                                         344,000       20,512,720
--------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)               776,300       34,180,489
==========================================================================
                                                                54,693,209
==========================================================================

PUBLISHING-1.21%

Gannett Co., Inc.                                 423,000       23,265,000
==========================================================================

REGIONAL BANKS-4.31%

Fifth Third Bancorp                               865,400       34,979,468
--------------------------------------------------------------------------
North Fork Bancorp., Inc.                         734,300       22,124,459
--------------------------------------------------------------------------
SunTrust Banks, Inc.                              335,000       25,905,550
==========================================================================
                                                                83,009,477
==========================================================================

RESTAURANTS-1.11%

OSI Restaurant Partners, Inc.                     500,200       21,358,540
==========================================================================

SEMICONDUCTORS-2.89%

Linear Technology Corp.                           851,700       30,235,350
--------------------------------------------------------------------------
Texas Instruments Inc.                            731,800       25,400,778
==========================================================================
                                                                55,636,128
==========================================================================

SOFT DRINKS-0.62%

Coca-Cola Co. (The)                               285,070       11,961,537
==========================================================================

SPECIALIZED CONSUMER SERVICES-1.00%

H&R Block, Inc.                                   845,000       19,291,350
==========================================================================

SPECIALTY CHEMICALS-0.79%

Ecolab Inc.                                       403,000       15,233,400
==========================================================================

SYSTEMS SOFTWARE-1.65%

Microsoft Corp.                                 1,313,500       31,721,025
==========================================================================

AIM DIVERSIFIED DIVIDEND FUND

                                                 SHARES         VALUE
--------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE-1.80%

Fannie Mae                                        399,800   $   20,229,880
--------------------------------------------------------------------------
Hudson City Bancorp, Inc.                       1,076,300       14,433,183
==========================================================================
                                                                34,663,063
==========================================================================

TOBACCO-1.68%

Altria Group, Inc.                                441,900       32,329,404
==========================================================================
    Total Common Stocks (Cost $1,662,449,121)                1,868,126,723
==========================================================================

                                               PRINCIPAL
                                                 AMOUNT
U.S. TREASURY SECURITIES-0.31%

U.S. TREASURY NOTES-0.31%

3.38%, 02/28/07(b)                             $3,000,000        2,961,330
--------------------------------------------------------------------------
3.38%, 02/15/08(b)                              3,000,000        2,924,070
--------------------------------------------------------------------------
    Total U.S. Treasury Notes (Cost
      $5,967,983)                                                5,885,400
==========================================================================


                                                 SHARES         VALUE
                                                 AMOUNT
--------------------------------------------------------------------------
MONEY MARKET FUNDS-2.48%

Liquid Assets Portfolio-Institutional
  Class(c)                                     23,864,733   $   23,864,733
--------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(c)    23,864,733       23,864,733
==========================================================================
    Total Money Market Funds (Cost
      $47,729,466)                                              47,729,466
==========================================================================
TOTAL INVESTMENTS-99.85% (Cost
  $1,716,146,570)                                            1,921,741,589
==========================================================================
OTHER ASSETS LESS LIABILITIES-0.15%                              2,946,633
==========================================================================
NET ASSETS-100.00%                                          $1,924,688,222
__________________________________________________________________________
==========================================================================

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at April 30, 2006 was $37,863,403, which represented 1.97% of the Fund's Net Assets. See Note 1A.
(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at April 30, 2006 was $5,885,400, which represented 0.31% of the Fund's Net Assets. See Note 1A.
(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM DIVERSIFIED DIVIDEND FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $1,668,417,104)   $1,874,012,123
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $47,729,466)                              47,729,466
============================================================
     Total investments (cost $1,716,146,570)   1,921,741,589
============================================================
Receivables for:
  Investments sold                                 5,698,912
------------------------------------------------------------
  Fund shares sold                                   768,491
------------------------------------------------------------
  Dividends and interest                           2,574,639
------------------------------------------------------------
  Fund expenses absorbed                              30,746
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               600,899
------------------------------------------------------------
Other assets                                          97,467
============================================================
     Total assets                              1,931,512,743
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Investments purchased                            3,017,712
------------------------------------------------------------
  Fund shares reacquired                           1,788,219
------------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                                731,330
------------------------------------------------------------
Accrued distribution fees                            362,040
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             4,083
------------------------------------------------------------
Accrued transfer agent fees                          650,266
------------------------------------------------------------
Accrued operating expenses                           270,871
============================================================
     Total liabilities                             6,824,521
============================================================
Net assets applicable to shares outstanding   $1,924,688,222
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                 $1,665,747,991
------------------------------------------------------------
Undistributed net investment income                  758,599
------------------------------------------------------------
Undistributed net realized gain from
  investment securities and foreign
  currencies                                      52,558,944
------------------------------------------------------------
Unrealized appreciation from investment
  securities and foreign currencies              205,622,688
============================================================
                                              $1,924,688,222
____________________________________________________________
============================================================


NET ASSETS:

Class A                                       $  244,640,354
____________________________________________________________
============================================================
Class B                                       $   96,441,572
____________________________________________________________
============================================================
Class C                                       $   46,403,975
____________________________________________________________
============================================================
Class R                                       $      199,044
____________________________________________________________
============================================================
Investor Class                                $1,532,209,819
____________________________________________________________
============================================================
Institutional Class                           $    4,793,458
____________________________________________________________
============================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           18,721,884
____________________________________________________________
============================================================
Class B                                            7,446,006
____________________________________________________________
============================================================
Class C                                            3,586,678
____________________________________________________________
============================================================
Class R                                               15,233
____________________________________________________________
============================================================
Investor Class                                   117,290,200
____________________________________________________________
============================================================
Institutional Class                                  366,869
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        13.07
------------------------------------------------------------
  Offering price per share:
     (Net asset value of $13.07 divided by
       94.50%)                                $        13.83
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
     share                                    $        12.95
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
     share                                    $        12.94
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
     share                                    $        13.07
____________________________________________________________
============================================================
Investor Class:
  Net asset value and offering price per
     share                                    $        13.06
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
     share                                    $        13.07
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM DIVERSIFIED DIVIDEND FUND

STATEMENT OF OPERATIONS

For the six months ended April 30, 2006
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $52,209)         $ 21,721,863
--------------------------------------------------------------------------
Dividends from affiliated money market funds                     1,224,501
--------------------------------------------------------------------------
Interest                                                           112,867
==========================================================================
    Total investment income                                     23,059,231
==========================================================================

EXPENSES:

Advisory fees                                                    5,059,769
--------------------------------------------------------------------------
Administrative services fees                                       223,963
--------------------------------------------------------------------------
Custodian fees                                                      79,380
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                          285,910
--------------------------------------------------------------------------
  Class B                                                          477,643
--------------------------------------------------------------------------
  Class C                                                          229,400
--------------------------------------------------------------------------
  Class R                                                               52
--------------------------------------------------------------------------
  Investor Class                                                 1,397,371
--------------------------------------------------------------------------
Transfer agent fees-A, B, C, R and Investor                      1,798,638
--------------------------------------------------------------------------
Transfer agent fees-Institutional                                      518
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           23,063
--------------------------------------------------------------------------
Other                                                              292,095
==========================================================================
    Total expenses                                               9,867,802
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement                                                     (364,749)
==========================================================================
    Net expenses                                                 9,503,053
==========================================================================
Net investment income                                           13,556,178
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES

Net realized gain (loss) from:
  Investment securities (includes gains from securities sold
    to affiliates of $20,120)                                   53,767,318
--------------------------------------------------------------------------
  Foreign currencies                                                  (337)
==========================================================================
                                                                53,766,981
==========================================================================
Change in net unrealized appreciation of:
  Investment securities                                        115,872,124
--------------------------------------------------------------------------
  Foreign currencies                                                28,366
==========================================================================
                                                               115,900,490
==========================================================================
Net gain from investment securities and foreign currencies     169,667,471
==========================================================================
Net increase in net assets resulting from operations          $183,223,649
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM DIVERSIFIED DIVIDEND FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2006 and the year ended October 31, 2005 (Unaudited)

                                                                APRIL 30,        OCTOBER 31,
                                                                   2006              2005
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   13,556,178    $    8,389,133
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies, futures contracts and option contracts            53,766,981        27,219,604
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and futures
    contracts                                                    115,900,490       (57,210,846)
==============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  183,223,649       (21,602,109)
==============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                         (1,455,927)       (1,900,682)
----------------------------------------------------------------------------------------------
  Class B                                                           (300,315)         (595,295)
----------------------------------------------------------------------------------------------
  Class C                                                           (143,405)         (251,639)
----------------------------------------------------------------------------------------------
  Class R                                                                (67)               --
----------------------------------------------------------------------------------------------
  Investor Class                                                 (10,584,770)       (5,537,164)
----------------------------------------------------------------------------------------------
  Institutional Class                                                 (5,536)               --
==============================================================================================
    Total distributions from net investment income               (12,490,020)       (8,284,780)
==============================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                         (2,832,213)       (1,261,433)
----------------------------------------------------------------------------------------------
  Class B                                                         (1,224,877)         (887,849)
----------------------------------------------------------------------------------------------
  Class C                                                           (591,537)         (318,378)
----------------------------------------------------------------------------------------------
  Class R                                                               (136)               --
----------------------------------------------------------------------------------------------
  Investor Class                                                 (20,043,899)               --
----------------------------------------------------------------------------------------------
  Institutional Class                                                 (3,759)               --
==============================================================================================
    Total distributions from net realized gains                  (24,696,421)       (2,467,660)
==============================================================================================
    Decrease in net assets resulting from distributions          (37,186,441)      (10,752,440)
==============================================================================================
Share transactions-net:
  Class A                                                         15,433,316       146,191,618
----------------------------------------------------------------------------------------------
  Class B                                                         (3,221,720)       44,099,057
----------------------------------------------------------------------------------------------
  Class C                                                         (2,596,340)       29,372,653
----------------------------------------------------------------------------------------------
  Class R                                                            187,017            10,000
----------------------------------------------------------------------------------------------
  Investor Class                                                (132,055,619)    1,584,319,461
----------------------------------------------------------------------------------------------
  Institutional Class                                              4,689,428            47,507
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (117,563,918)    1,804,040,296
==============================================================================================
    Net increase in net assets                                    28,473,290     1,771,685,747
==============================================================================================

NET ASSETS:

  Beginning of period                                          1,896,214,932       124,529,185
==============================================================================================
  End of period (including undistributed net investment
    income of $758,599 and $(307,559), respectively)          $1,924,688,222    $1,896,214,932
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM DIVERSIFIED DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Diversified Dividend Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is growth of capital with a secondary objective of current income.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of

AIM DIVERSIFIED DIVIDEND FUND

     brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.
B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.
D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E. INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
H. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
I. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds

AIM DIVERSIFIED DIVIDEND FUND

     of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.
J. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.
K. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $350 million                                                 0.60%
--------------------------------------------------------------------
Next $350 million                                                  0.55%
--------------------------------------------------------------------
Next $1.3 billion                                                  0.50%
--------------------------------------------------------------------
Next $2 billion                                                    0.45%
--------------------------------------------------------------------
Next $2 billion                                                    0.40%
--------------------------------------------------------------------
Next $2 billion                                                    0.375%
--------------------------------------------------------------------
Over $8 billion                                                    0.35%
 ___________________________________________________________________
====================================================================


    AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares to 1.00%, 1.65%, 1.65%, 1.25%, 1.00% and 0.75% of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the number reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and
(vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended April 30, 2006, AIM waived fees of $54,612 and reimbursed class level expenses of $246,873 of Class A, Class B, Class C, Class R and Investor class shares in proportion to the net assets of each class.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $391.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended April 30, 2006, AIM was paid $223,963.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AISI to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2006, the Fund paid AISI $1,798,638 for Class A, Class B, Class C, Class R and Investor Class shares and $518 for Institutional Class shares.

AIM DIVERSIFIED DIVIDEND FUND


    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, pays ADI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B, Class C, Class R or Investor Class shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2006, the Class A, Class B, Class C, Class R and Investor Class shares paid $285,910, $477,643, $229,400, $52 and $1,397,371, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2006, ADI advised the Fund that it retained $45,375 in front-end sales commissions from the sale of Class A shares and $5,992, $19,336, $4,030 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended April 30, 2006.

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE         DIVIDEND      REALIZED
FUND               10/31/05          AT COST          FROM SALES       (DEPRECIATION)      04/30/06         INCOME      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $39,379,766      $ 66,176,230      $ (81,691,263)        $   --         $23,864,733     $  611,017      $   --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            39,379,766        66,176,230        (81,691,263)            --          23,864,733        613,484          --
===================================================================================================================================
  Total           $78,759,532      $132,352,460      $(163,382,526)        $   --         $47,729,466     $1,224,501      $   --
===================================================================================================================================

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2006, the Fund engaged in securities sales of $119,372, which resulted in net realized gains of $20,120 and securities purchases of $2,966,172.

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2006, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $41,873.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include

AIM DIVERSIFIED DIVIDEND FUND

amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended April 30, 2006, the Fund paid legal fees of $7,569 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended April 30, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of October 31, 2005.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2006 was $116,442,600 and $233,172,905, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $253,294,328
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (48,882,637)
==============================================================================
Net unrealized appreciation of investment securities             $204,440,691
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $1,717,300,898.


NOTE 10--SHARE INFORMATION

The Fund currently consists of six different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares, Investor Class shares and Institutional Class shares. Investor Class shares of the Fund are offered only to certain grandfathered investors.

AIM DIVERSIFIED DIVIDEND FUND


    Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares, Investor Class and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about month-end which is at least eight years after the date of purchase.

                                                  CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------------
                                                                       SIX MONTHS ENDED                     YEAR ENDED
                                                                      APRIL 30, 2006(A)                  OCTOBER 31, 2005
                                                                ------------------------------    -------------------------------
                                                                   SHARES           AMOUNT           SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                           3,025,776    $  38,400,862       13,366,462    $  162,870,472
---------------------------------------------------------------------------------------------------------------------------------
  Class B                                                             966,537       12,136,990        5,147,569        61,668,926
---------------------------------------------------------------------------------------------------------------------------------
  Class C                                                             366,139        4,592,569        2,592,218        30,951,388
---------------------------------------------------------------------------------------------------------------------------------
  Class R                                                              14,387          186,814              830            10,000
---------------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                    1,277,462       16,171,018          785,388         9,516,788
---------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                 367,153        4,743,239            3,940            47,507
=================================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                             323,072        4,082,280          240,678         2,899,503
---------------------------------------------------------------------------------------------------------------------------------
  Class B                                                             112,726        1,409,290          111,219         1,322,000
---------------------------------------------------------------------------------------------------------------------------------
  Class C                                                              51,867          647,998           43,783           520,338
---------------------------------------------------------------------------------------------------------------------------------
  Class R                                                                  16              203               --                --
---------------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                    2,256,737       28,509,343          414,470         5,093,831
---------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                     728            9,295               --                --
=================================================================================================================================
Issued in connection with acquisitions:(b)
  Class A                                                                  --               --          805,015         9,990,447
---------------------------------------------------------------------------------------------------------------------------------
  Class B                                                                  --               --          126,959         1,560,956
---------------------------------------------------------------------------------------------------------------------------------
  Class C                                                                  --               --          427,503         5,254,987
---------------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                           --               --      134,782,259     1,672,062,947
=================================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                             326,520        4,186,844          415,881         5,018,665
---------------------------------------------------------------------------------------------------------------------------------
  Class B                                                            (329,481)      (4,186,844)        (419,467)       (5,018,665)
=================================================================================================================================
Reacquired:
  Class A                                                          (2,455,963)     (31,236,670)      (2,857,287)      (34,587,469)
---------------------------------------------------------------------------------------------------------------------------------
  Class B                                                            (997,107)     (12,581,156)      (1,287,821)      (15,434,160)
---------------------------------------------------------------------------------------------------------------------------------
  Class C                                                            (625,880)      (7,836,907)        (616,105)       (7,354,060)
---------------------------------------------------------------------------------------------------------------------------------
  Class R                                                                  --               --               --                --
---------------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                  (13,896,842)    (176,735,980)      (8,329,274)     (102,354,105)
---------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                  (4,952)         (63,106)              --                --
=================================================================================================================================
                                                                   (9,221,105)   $(117,563,918)     145,754,220    $1,804,040,296
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 9% of the outstanding shares of the Fund. ADI has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity is also owned beneficially.
(b) As of the opening of business on July 18, 2005, the Fund acquired all the net asset of AIM Core Stock Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on March 23, 2005 and AIM Core Stock Fund shareholders on June 28, 2005. The acquisition was accomplished by a tax-free exchange of 136,141,736 shares of the Fund for 169,144,399 shares of AIM Core Stock Fund outstanding as of the close of business on July 15, 2005. AIM Core Stock Fund's net assets at that date of $1,688,869,337, including $137,673,754 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $279,480,415.

AIM DIVERSIFIED DIVIDEND FUND

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                          CLASS A
                                                              ----------------------------------------------------------------
                                                                                                                 DECEMBER 31,
                                                                 SIX                                              2001 (DATE
                                                               MONTHS                                             OPERATIONS
                                                                ENDED             YEAR ENDED OCTOBER 31,          COMMENCED)
                                                              APRIL 30,       ------------------------------    TO OCTOBER 31,
                                                                2006            2005       2004       2003           2002
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  12.11        $  11.48    $ 10.26    $  8.70       $ 10.00
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.09            0.17(a)    0.14       0.06(b)      (0.03)(b)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.11            0.85       1.23       1.54         (1.27)
==============================================================================================================================
    Total from investment operations                              1.20            1.02       1.37       1.60         (1.30)
==============================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.08)          (0.18)     (0.15)     (0.04)           --
------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.16)          (0.21)        --         --            --
==============================================================================================================================
    Total distributions                                          (0.24)          (0.39)     (0.15)     (0.04)           --
==============================================================================================================================
Net asset value, end of period                                $  13.07        $  12.11    $ 11.48    $ 10.26       $  8.70
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(c)                                                   9.99%           8.92%     13.36%     18.39%       (13.00)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $244,640        $212,029    $63,513    $22,375       $ 7,834
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.00%(d)        1.00%      1.00%      1.51%         1.75%(e)
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.03%(d)        1.15%      1.70%      2.12%         4.26%(e)
==============================================================================================================================
Ratio of net investment income (loss) to average net assets       1.40%(d)        1.27%(a)    1.27%     0.65%        (0.34)%(e)
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate(f)                                           6%             22%        30%        72%           42%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share excluding the special dividend remains the same and the ratio of net investment income to average net assets excluding the special dividend is 1.24%.
(b)  Calculated using average shares outstanding.
(d) Ratios are annualized and based on average daily net assets of $230,623,885.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM DIVERSIFIED DIVIDEND FUND

                                                                                          CLASS B
                                                              ---------------------------------------------------------------
                                                                                                                DECEMBER 31,
                                                                 SIX                                             2001 (DATE
                                                               MONTHS                                            OPERATIONS
                                                                ENDED            YEAR ENDED OCTOBER 31,          COMMENCED)
                                                              APRIL 30,       -----------------------------    TO OCTOBER 31,
                                                                2006           2005       2003       2004           2002
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 12.01        $ 11.38    $ 10.17    $  8.65       $ 10.00
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.05           0.09(a)    0.07       0.00(b)      (0.08)(b)
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.09           0.85       1.21       1.53         (1.27)
=============================================================================================================================
    Total from investment operations                              1.14           0.94       1.28       1.53         (1.35)
=============================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.04)         (0.10)     (0.07)     (0.01)           --
-----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.16)         (0.21)        --         --            --
=============================================================================================================================
    Total distributions                                          (0.20)         (0.31)     (0.07)     (0.01)           --
=============================================================================================================================
Net asset value, end of period                                 $ 12.95        $ 12.01    $ 11.38    $ 10.17       $  8.65
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(c)                                                   9.55%          8.28%     12.63%     17.67%       (13.50)%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $96,442        $92,394    $45,700    $21,582       $ 7,100
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.65%(d)       1.65%      1.65%      2.16%         2.40%(e)
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.78%(d)       1.85%      2.35%      2.77%         4.91%(e)
=============================================================================================================================
Ratio of net investment income (loss) to average net assets       0.75%(d)       0.62%(a)    0.62%     0.00%        (0.99)%(e)
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate(f)                                           6%            22%        30%        72%           42%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share excluding the special dividend remains the same and the ratio of net investment income to average net assets excluding the special dividend is 0.59%.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $96,320,199.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM DIVERSIFIED DIVIDEND FUND

                                                                                         CLASS C
                                                              --------------------------------------------------------------
                                                                                                               DECEMBER 31,
                                                                 SIX                                            2001 (DATE
                                                               MONTHS                                           OPERATIONS
                                                                ENDED            YEAR ENDED OCTOBER 31,         COMMENCED)
                                                              APRIL 30,       ----------------------------    TO OCTOBER 31,
                                                                2006           2005       2004       2003          2002
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 11.99        $ 11.37    $ 10.16    $ 8.65       $ 10.00
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.05           0.09(a)    0.07      0.00(b)      (0.08)(b)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.10           0.84       1.21      1.52         (1.27)
============================================================================================================================
    Total from investment operations                              1.15           0.93       1.28      1.52         (1.35)
============================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.04)         (0.10)     (0.07)    (0.01)           --
----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.16)         (0.21)        --        --            --
============================================================================================================================
    Total distributions                                          (0.20)         (0.31)     (0.07)    (0.01)           --
============================================================================================================================
Net asset value, end of period                                 $ 12.94        $ 11.99    $ 11.37    $10.16       $  8.65
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(c)                                                   9.65%          8.20%     12.64%    17.55%       (13.50)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $46,404        $45,513    $15,316    $5,848       $ 1,116
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.65%(d)       1.65%      1.65%     2.16%         2.40%(e)
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.78%(d)       1.85%      2.35%     2.77%         4.91%(e)
============================================================================================================================
Ratio of net investment income (loss) to average net assets       0.75%(d)       0.62%(a)    0.62%    0.00%        (0.99)%(e)
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate(f)                                           6%            22%        30%       72%           42%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share excluding the special dividend remains the same and the ratio of net investment income to average net assets excluding the special dividend is 0.59%.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $46,260,275.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM DIVERSIFIED DIVIDEND FUND

                                                                           CLASS R
                                                              ---------------------------------
                                                              SIX MONTHS       OCTOBER 25, 2005
                                                                ENDED            (DATE SALES
                                                              APRIL 30,         COMMENCED) TO
                                                                 2006          OCTOBER 31, 2005
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $12.11              $11.99
===============================================================================================
Income from investment operations:
  Net investment income                                           0.07                0.00
-----------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          1.12                0.12
===============================================================================================
    Total from investment operations                              1.19                0.12
===============================================================================================
Less distributions:
  Dividends from net investment income                           (0.07)                 --
-----------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.16)                 --
===============================================================================================
    Total distributions                                          (0.23)                 --
===============================================================================================
Net asset value, end of period                                  $13.07              $12.11
_______________________________________________________________________________________________
===============================================================================================
Total return(a)                                                   9.87%               1.00%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  199              $   10
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.25%(b)            1.25%(c)
-----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.28%(b)            1.39%(c)
===============================================================================================
Ratio of net investment income to average net assets              1.16%(b)            1.03%(c)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(d)                                           6%                 22%
_______________________________________________________________________________________________
===============================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(b)  Ratios are annualized and based on average daily net assets of $21,070.
(c)  Annualized.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM DIVERSIFIED DIVIDEND FUND

                                                                         INVESTOR CLASS
                                                              -------------------------------------
                                                                                     JULY 15, 2005
                                                                                      (DATE SALES
                                                                                       COMMENCED)
                                                              SIX MONTHS ENDED       TO OCTOBER 31,
                                                               APRIL 30, 2006             2005
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $    12.11            $    12.36
---------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                0.09                  0.05
---------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                        1.11                 (0.26)
===================================================================================================
    Total from investment operations                                   1.20                 (0.21)
===================================================================================================
Less distributions:
  Dividends from net investment income                                (0.09)                (0.04)
---------------------------------------------------------------------------------------------------
  Distributions from net realized gains                               (0.16)                   --
===================================================================================================
    Total distributions                                               (0.25)                (0.04)
===================================================================================================
Net asset value, end of period                                   $    13.06            $    12.11
___________________________________________________________________________________________________
===================================================================================================
Total return(a)                                                        9.96%                (1.68)%
___________________________________________________________________________________________________
===================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $1,532,210            $1,546,221
___________________________________________________________________________________________________
===================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                       0.93%(b)              0.97%(c)
---------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                    0.96%(b)              1.09%(c)
===================================================================================================
Ratio of net investment income to average net assets                   1.47%(b)              1.30%(c)
___________________________________________________________________________________________________
===================================================================================================
Portfolio turnover rate(d)                                                6%                   22%
___________________________________________________________________________________________________
===================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $1,561,308,806.
(c)  Annualized.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM DIVERSIFIED DIVIDEND FUND

                                                                       INSTITUTIONAL CLASS
                                                              --------------------------------------
                                                                                    OCTOBER 25, 2005
                                                                                      (DATE SALES
                                                                SIX MONTHS           COMMENCED) TO
                                                              ENDED APRIL 30,         OCTOBER 31,
                                                                   2006                   2005
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $12.12                 $11.99
----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             0.11                   0.00
----------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)            1.10                   0.13
====================================================================================================
    Total from investment operations                                1.21                   0.13
====================================================================================================
Less distributions:
  Dividends from net investment income                             (0.10)                    --
----------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            (0.16)                    --
====================================================================================================
    Total distributions                                            (0.26)                    --
====================================================================================================
Net asset value, end of period                                    $13.07                 $12.12
____________________________________________________________________________________________________
====================================================================================================
Total return(a)                                                    10.05%                  1.08%
____________________________________________________________________________________________________
====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $4,793                 $   48
____________________________________________________________________________________________________
====================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                    0.68%(b)               0.68%(c)
----------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                 0.68%(b)               0.80%(c)
====================================================================================================
Ratio of net investment income to average net assets                1.73%(b)               1.59%(c)
____________________________________________________________________________________________________
====================================================================================================
Portfolio turnover rate(d)                                             6%                    22%
____________________________________________________________________________________________________
====================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $1,146,083.
(c)  Annualized.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for

AIM DIVERSIFIED DIVIDEND FUND
such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred or conditionally transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan.

  On March 1, 2006, the MDL Court entered orders on Defendants' Motions to dismiss in the derivative and class action lawsuits. The MDL Court dismissed all derivative causes of action in the derivative lawsuit but two: (i) the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"); and (ii) the "control person liability" claim under Section 48 of the 1940 Act. The MDL Court dismissed all claims asserted in the class action lawsuit but three: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934; (ii) the excessive fee claim under Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and (iii) the "control person liability" claim under Section 48 of the 1940 Act. Based on the MDL Court's March 1, 2006 orders, all claims asserted against the Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the derivative lawsuit. Defendants filed their Original Answer in the class action lawsuit on March 31, 2006. The MDL Court has indefinitely deferred Defendants' obligation to answer the derivative lawsuit.

  On February 27, 2006, Judge Motz for the MDL Court issued a memorandum opinion on the AMVESCAP Defendants' motion to dismiss the ERISA lawsuit. Judge Motz granted the motion in part and denied the motion in part, holding that: (i) Plaintiff has both constitutional and statutory standing to pursue her claims under ERISA sec. 502(a)(2); (ii) Plaintiff lacks standing under ERISA sec. 502(a)(3) to obtain equitable relief; (iii) the motion is granted as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against certain AMVESCAP Defendants; (iv) the motion is denied as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against AMVESCAP and certain other AMVESCAP Defendants. The opinion also: (i) confirmed Plaintiff's abandonment of her claims that defendants engaged in prohibited transactions and/or misrepresentation; (ii) postponed consideration of the duty to monitor and co-fiduciary duty claims until after any possible amendments to the complaints; (iii) stated that Plaintiff may seek leave to amend her complaint within 40 days of the date of filing of the memorandum opinion. On April 4, 2006, Judge Motz entered an Order implementing these rulings in the ERISA (Calderon) lawsuit against the AMVESCAP Defendants. On May 8, 2006, Plaintiff filed a Second Amended Class Action Complaint in order to comply with Judge Motz's Order. The remaining defendants are AVZ, Inc. (as Plan Sponsor) and AMVESCAP National Trust Company (as Plan Trustee and Asset Custodian), and the remaining claims are based on alleged breaches of Defendants' fiduciary duties caused by a failure to prudently and loyally manage Plan assets and failure to provide complete and accurate information to Plan Participants and Beneficiaries. Plaintiff removed certain Defendants and all claims against them, including AMVESCAP Retirement, Inc., IFG and AMVESCAP.

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

AIM DIVERSIFIED DIVIDEND FUND

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

AIM DIVERSIFIED DIVIDEND FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Jack M. Fields                                                                  11 Greenway Plaza
Carl Frischling                   Todd L. Spillane                              Suite 100
Robert H. Graham                  Chief Compliance Officer                      Houston, TX 77046-1173
Vice Chair
Prema Mathai-Davis                Russell C. Burk                               TRANSFER AGENT
Lewis F. Pennock                  Senior Vice President and Senior Officer      AIM Investment Services, Inc.
Ruth H. Quigley                                                                 P.O. Box 4739
Larry Soll                        John M. Zerr                                  Houston, TX 77210-4739
Raymond Stickel, Jr.              Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President, Treasurer                     Boston, MA 02110-2801
                                  and Principal Financial Officer
                                                                                COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
                                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                  Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                  J. Philip Ferguson                            Kramer, Levin, Naftalis & Frankel LLP
                                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                  Karen Dunn Kelley
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

      DOMESTIC EQUITY                              SECTOR EQUITY                             AIM ALLOCATION SOLUTIONS

AIM Basic Balanced Fund*                     AIM Advantage Health Sciences Fund      AIM Conservative Allocation Fund
AIM Basic Value Fund                         AIM Energy Fund                         AIM Growth Allocation Fund(2)
AIM Capital Development Fund                 AIM Financial Services Fund             AIM Moderate Allocation Fund
AIM Charter Fund                             AIM Global Health Care Fund             AIM Moderate Growth Allocation Fund
AIM Constellation Fund                       AIM Global Real Estate Fund             AIM Moderately Conservative Allocation Fund
AIM Diversified Dividend Fund                AIM Gold & Precious Metals Fund
AIM Dynamics Fund                            AIM Leisure Fund
AIM Large Cap Basic Value Fund               AIM Multi-Sector Fund                            DIVERSIFIED PORTFOLIOS
AIM Large Cap Growth Fund                    AIM Real Estate Fund(1)
AIM Mid Cap Basic Value Fund                 AIM Technology Fund                     AIM Income Allocation Fund
AIM Mid Cap Core Equity Fund(1)              AIM Utilities Fund                      AIM International Allocation Fund
AIM Opportunities I Fund
AIM Opportunities II Fund
AIM Opportunities III Fund                         FIXED INCOME
AIM S&P 500 Index Fund
AIM Select Equity Fund                       TAXABLE
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund                    AIM Enhanced Short Bond Fund
AIM Structured Core Fund                     AIM Floating Rate Fund
AIM Structured Growth Fund                   AIM High Yield Fund
AIM Structured Value Fund                    AIM Income Fund
AIM Summit Fund                              AIM Intermediate Government Fund
AIM Trimark Endeavor Fund                    AIM International Bond Fund
AIM Trimark Small Companies Fund             AIM Limited Maturity Treasury Fund
                                             AIM Money Market Fund
*Domestic equity and income fund             AIM Short Term Bond Fund
                                             AIM Total Return Bond Fund
      INTERNATIONAL/GLOBAL EQUITY            Premier Portfolio
                                             Premier U.S. Government Money Portfolio
AIM Asia Pacific Growth Fund
AIM China Fund
AIM Developing Markets Fund                  TAX-FREE
AIM European Growth Fund
AIM European Small Company Fund(1)           AIM High Income Municipal Fund(1)
AIM Global Aggressive Growth Fund            AIM Municipal Bond Fund
AIM Global Equity Fund                       AIM Tax-Exempt Cash Fund
AIM Global Growth Fund                       AIM Tax-Free Intermediate Fund
AIM Global Value Fund                        Premier Tax-Exempt Portfolio
AIM Japan Fund
AIM International Core Equity Fund           ================================================================================
AIM International Growth Fund                CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
AIM International Small Company Fund(1)      FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
AIM Trimark Fund                             FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
                                             ================================================================================


(1) This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus. (2) Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

   If used after July 20, 2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $419 billion in assets under management. Data as of April 30, 2006.



AIMinvestments.com              DDI-SAR-1        A I M Distributors, Inc.


                            [YOUR GOALS. OUR SOLUTIONS.]--Registered Trademark--
--------------------------------------------------------------------------------
Mutual   Retirement   Annuities  College   Separately     Offshore    Cash                  [AIM INVESTMENTS LOGO APPEARS HERE]
Funds    Products                Savings   Managed        Products    Management                   --Registered Trademark--
                                 Plans     Accounts
--------------------------------------------------------------------------------

                                                  AIM LARGE CAP BASIC VALUE FUND
                               Semiannual Report to Shareholders o April 30,2006


                                 [COVER IMAGE]


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

================================================================================
AIM LARGE CAP BASIC VALUE FUND SEEKS TO PROVIDE LONG-TERM GROWTH OF CAPITAL.
o Unless otherwise stated, information presented in this report is as of April 30, 2006, and is based on total net assets.
================================================================================

ABOUT SHARE CLASSES

o Class B shares are not available as an     o The unmanaged RUSSELL 1000--Registered     o Industry classifications used in this
investment for retirement plans              Trademark-- VALUE INDEX is a subset of       report are generally according to the
maintained pursuant to Section 401 of the    the unmanaged RUSSELL 1000--Registered       Global Industry Classification Standard,
Internal Revenue Code, including 401(k)      Trademark-- INDEX, which represents the      which was developed by and is the
plans, money purchase pension plans and      performance of the stocks of                 exclusive property and a service mark of
profit sharing plans. Plans that had         large-capitalization companies; the Value    Morgan Stanley Capital International Inc.
existing accounts invested in Class B        subset measures the performance of           and Standard & Poor's.
shares prior to September 30, 2003, will     Russell 1000 companies with lower
continue to be allowed to make additional    price/book ratios and lower forecasted       The Fund provides a complete list of its
purchases.                                   growth values.                               holdings four times in each fiscal year,
                                                                                          at the quarter-ends. For the second and
o Class R shares are available only to       o The unmanaged STANDARD & POOR'S            fourth quarters, the lists appear in the
certain retirement plans. Please see the     COMPOSITE INDEX OF 500 STOCKS (the S&P       Fund's semiannual and annual reports to
prospectus for more information.             500--Registered Trademark-- Index) is an     shareholders. For the first and third
                                             index of common stocks frequently used as    quarters, the Fund files the lists with
o Investor Class shares are closed to        a general measure of U.S. stock market       the Securities and Exchange Commission
most investors. For more information on      performance.                                 (SEC) on Form N-Q. The most recent list
who may continue to invest in Investor                                                    of portfolio holdings is available at
Class shares, please see the prospectus.     o The Fund is not managed to track the       AIMinvestments.com. From our home page,
                                             performance of any particular index,         click on Products & Performance, then
PRINCIPAL RISKS OF INVESTING IN THE FUND     including the indexes defined here, and      Mutual Funds, then Fund Overview. Select
                                             consequently, the performance of the Fund    your Fund from the drop-down menu and
o The Fund may invest up to 25% of its       may deviate significantly from the           click on Complete Quarterly Holdings.
assets in the securities of non-U.S.         performance of the indexes.                  Shareholders can also look up the Fund's
issuers. International investing                                                          Forms N-Q on the SEC Web site at
presents certain risks not associated        o A direct investment cannot be made in      sec.gov. Copies of the Fund's Forms N-Q
with investing solely in the United          an index. Unless otherwise indicated,        may be reviewed and copied at the SEC
States. These include risks relating to      index results include reinvested             Public Reference Room at 450 Fifth
fluctuations in the value of the U.S.        dividends, and they do not reflect sales     Street, N.W., Washington, D.C.
dollar relative to the values of other       charges. Performance of an index of funds    20549-0102. You can obtain information
currencies, the custody arrangements made    reflects fund expenses; performance of a     on the operation of the Public Reference
for the Fund's foreign holdings,             market index does not.                       Room, including information about
differences in accounting, political                                                      duplicating fee charges, by calling
risks and the lesser degree of public        OTHER INFORMATION                            202-942-8090 or 800-732-0330, or by
information required to be provided by                                                    electronic request at the following
non-U.S. companies.                          o The returns shown in the management's      e-mail address: publicinfo@sec.gov. The
                                             discussion of Fund performance are based     SEC file numbers for the Fund are
o Although the Fund's return during          on net asset values calculated for           811-01424 and 002-25469.
certain periods was positively impacted      shareholder transactions. Generally
by its investments in initial public         accepted accounting principles require       A description of the policies and
offerings (IPOs), there can be no            adjustments to be made to the net assets     procedures that the Fund uses to
assurance that the Fund will have            of the fund at period end for financial      determine how to vote proxies relating
favorable IPO investment opportunities in    reporting purposes, and as such, the net     to portfolio securities is available
the future.                                  asset values for shareholder transactions    without charge, upon request, from our
                                             and the returns based on those net asset     Client Services department at
ABOUT INDEXES USED IN THIS REPORT            values may differ from the net asset         800-959-4246 or on the AIM Web site,
                                             values and returns reported in the           AIMinvestments.com. On the home page,
o The unmanaged LIPPER LARGE-CAP VALUE       Financial Highlights.                        scroll down and click on AIM Funds Proxy
FUND INDEX represents an average of the                                                   Policy. The information is also
performance of the 30 largest                                                             available on the SEC Web site, sec.gov.
large-capitalization value funds tracked
by Lipper Inc., an independent mutual                                                     Information regarding how the Fund voted
fund performance monitor.                                                                 proxies related to its portfolio
                                                                                          securities during the 12 months ended
                                                                                          June 30, 2005, is available at our Web
                                                                                          site. Go to AIMinvestments.com,access
                                                                                          the About Us tab, click on Required
                                                                                          Notices and then click on Proxy Voting
                                                                                          Activity. Next, select the Fund from the
                                                                                          drop-down menu. The information is also
                                                                                          available on the SEC Web site, sec.gov.



                                                                                          ==========================================

                                                                                          FUND NASDAQ SYMBOLS
=====================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND                 Class A Shares                    LCBAX
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES             Class B Shares                    LCBBX
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                        Class C Shares                    LCBCX
=====================================================================================     Class R Shares                    LCBRX
                                                                                          Investor Class Shares             LCINX
                                                                                          ==========================================







=====================================================
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE
=====================================================

AIMinvestments.com

AIM LARGE CAP BASIC VALUE FUND


                    DEAR FELLOW SHAREHOLDERS OF THE AIM FAMILY OF FUNDS --Registered Trademark-- :

                    We're pleased to provide you with this semiannual report,
    [GRAHAM         which includes a discussion of how your Fund was managed for
     PHOTO]         the six months ended April 30, 2006, and what factors
                    affected its performance. That discussion begins on page 3.

                       It's been said nothing is certain but death and taxes. We
ROBERT H. GRAHAM    would venture to add that one other thing is certain:
                    Markets change--and change often--in the short term. The period covered in this report is a perfect example. Domestic and global equity markets were generally strong throughout the period, but they became considerably more volatile and negative beginning in May, after the close of the reporting period. Inflation fears were the primary cause of this volatility and negativity:

                       o Amid signs of rising inflation, the U.S. Federal
                         Reserve Board stated that additional interest rate hikes might be needed to address inflation risks.

                       o The dollar remained weak, making imports more expensive
                         and thereby raising inflation.

                       o Oil prices remained at historically high levels,
                         threatening to reduce consumer spending--and possibly slowing the U.S. economy.

                       While we can't do anything about the ambiguity and
  [TAYLOR           uncertainty surrounding death and taxes, we can suggest an
   PHOTO]           alternative to reacting to fluctuating short-term market
                    conditions: Maintain a diversified portfolio. AIM
                    Investments --Registered Trademark-- can help by offering a broad product line that gives your advisor the necessary
                    tools to build a portfolio that's right for you regardless of market conditions. AIM offers a comprehensive range of
PHILIP TAYLOR       retail mutual funds, including domestic, global and
                    international equity funds, taxable and tax-exempt fixed-income funds, and a variety of allocation portfolios--with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

                       We also believe in the value of a trusted financial
                    advisor; who can create an investment plan you can stick with for the long term. Your advisor can help allocate your portfolio appropriately and review your investments regularly to ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that's based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

                    OUR COMMITMENT TO YOU

                    In the short term, the one sure thing about markets is their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building solutions to help you achieve your investment goals, and we're pleased you've placed your trust in us.

                       Information about investing, the markets and your Fund is
                    always available on our Web site, AIMinvestments.com. If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.


                    Sincerely,                              Sincerely,

                    /s/ ROBERT H. GRAHAM                    /s/ PHILIP TAYLOR
                    Robert H. Graham                        Philip Taylor
                    President & Vice Chair -- AIM Funds     CEO, AIM Investments
                    Chair, AIM Investments


                    June 19, 2006

                    AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM LARGE CAP BASIC VALUE FUND


                    DEAR FELLOW AIM FUND SHAREHOLDERS:

                    Having completed a year of transition and change at AIM
                    Funds--as well as my first full year as your board's
[PHOTO OF BRUCE L.  independent chair--I can assure you that shareholder
    CROCKETT]       interests are at the forefront of every decision your board makes. While regulators and fund companies debate the value
BRUCE L. CROCKETT   of an independent board chair, this structure is working for you. Our new structure has enabled the board to work more effectively with management to achieve benefits for the shareholders, as shown in the highlights of 2005 listed below:

                       o During 2005, management proposed, and your board
                         approved, voluntary advisory fee reductions, which are saving shareholders more than $20 million annually, based on asset levels of March 31, 2005.

                       o Also during 2005, management proposed to your board the
                         merger of 14 funds into other AIM funds with similar objectives. In each case, the goal was for the resulting merged fund to benefit from strengthened management and greater efficiency. Your board carefully analyzed and discussed with management the rationale and proposed terms of each merger to ensure that the mergers were beneficial to the shareholders of all affected funds before approving them. Eight of these mergers were subsequently approved by shareholders of the target funds during 2005. The remaining six fund mergers were approved by shareholders in early 2006.

                       o Your board, through its Investments Committee and
                         Subcommittees, continued to closely monitor the portfolio performance of the funds. During the year, your board reviewed portfolio management changes made by the advisor at 11 funds with the objective of organizing management teams around common processes and shared investment views. Management believes these changes will lead to improved investment performance.

                       In 2006, your board will continue to focus on fund
                    expenses and investment performance. Although many funds have good performance, we are working with management to seek improvements for those funds currently performing below expectations. Eight in-person board meetings and several additional telephone and committee meetings are scheduled to take place this year. I'll inform you of our progress in my next semiannual letter to shareholders.

                       The AIM Funds board is pleased to welcome our newest
                    independent member, Raymond Stickel, Jr., a former partner with the international auditing firm of Deloitte & Touche. We also send our thanks and best wishes to Gerald J. Lewis, who retired from your board in December 2005, and to Edward
                    K. Dunn, Jr., who retired in 2006.

                       Your board welcomes your views. Please mail them to me at
                    AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.


                    Sincerely,

                    /s/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    AIM Funds Board

                    June 19, 2006

AIM LARGE CAP BASIC VALUE FUND

MANAGEMENT'S DISCUSSION                                                                   strategy is intended to preserve your
OF FUND PERFORMANCE                                                                       capital while growing it at above-market
=======================================================================================   rates over the long term. Second, we
PERFORMANCE SUMMARY                          ==========================================   have little portfolio commonality with
For the six months ended April 30, 2006,                                                  popular benchmarks and most of our
Class A shares of AIM Large Cap Basic        FUND VS. INDEXES                             peers. And third, the Fund's short-term
Value Fund, at net asset value,                                                           relative performance will differ from
outperformed the S&P 500 Index and the       CUMULATIVE TOTAL RETURNS,                    that of its indexes and have little
Lipper Large-Cap Value Fund Index. During    10/31/05-4/30/06, EXCLUDING APPLICABLE       information value simply because we
the period, the Fund performed in line       SALES CHARGES. IF SALES CHARGES WERE         don't own the exact same stocks (low
with the Russell 1000 Value Index.           INCLUDED, RETURNS WOULD BE LOWER.            commonality).

   We attribute the Fund's                   Class A Shares                    12.94%     MARKET CONDITIONS AND YOUR FUND
outperformance relative to the broad
market to above-market returns from          Class B Shares                    12.48      Most equity markets posted healthy gains
selected investments in the energy,                                                       during the reporting period as favorable
financials and consumer discretionary        Class C Shares                    12.48      economic data and solid corporate
sectors. Primary detractors from                                                          profits overshadowed rising interest
performance were selected investments in     Class R Shares                    12.80      rates and oil prices.
the information technology, consumer
discretionary and health care sectors.       Investor Class Shares             12.84      The Fund's energy stocks were the
                                                                                          largest contributors to Fund
   Long-term Fund performance                S&P 500 Index (Broad Market Index) 9.63      performance. Higher energy prices and
information appears on page 5.                                                            improved earnings prospects led to
                                             Russell 1000 Value Index                     significant stock price increases in our
                                             (Style-specific Index)            12.87      oil service investments SCHLUMBERGER,
                                                                                          HALLIBURTON and TRANSOCEAN.
                                             Lipper Large-Cap Value Fund Index
                                             (Peer Group Index)                11.32      Financial holding JPMORGAN CHASE,
                                                                                          electronic equipment firm SONY and waste
                                             SOURCE: LIPPER INC.                          services company WASTE MANAGEMENT were
                                                                                          also among the biggest contributors to
                                             ==========================================   Fund performance during the period.
                                                                                          JPMorgan Chase was a strong performer as
=======================================================================================   solid results from most of its business
HOW WE INVEST                                                                             lines and cost synergies from its recent
                                                                                          merger with Bank One continued to
We seek to create wealth by maintaining      o Companies have a measurable estimated      impress investors. Continued robust U.S.
a long-term investment horizon and           intrinsic value. Importantly, this fair      economic expansion led to strong pricing
investing in companies that are selling      value is independent of the company's        and volume trends across virtually all
at a significant discount to their           stock price                                  of Waste Management's business lines.
estimated intrinsic value--a value that                                                   Customer service and cost containment
is based on the future cash flows            o Market prices are more volatile than       initiatives appear to be producing
generated by the business. The Fund's        business values, partly because              favorable results, and the company is
philosophy is based on two elements that     investors regularly overreact to
we believe have extensive empirical          negative news                                                             (continued)
evidence:
                                                Since our application of this
                                             strategy is highly disciplined and
                                             relatively unique, it is important to
                                             understand the benefits and limitations
                                             of our process. First, the investment


========================================     ========================================     =========================================
PORTFOLIO COMPOSITION                        TOP FIVE INDUSTRIES*                         TOP 10 EQUITY HOLDINGS*
By sector
Financials                           20.3%   1. Pharmaceuticals                   7.7%    1.  Cardinal Health,Inc.              4.1%
Health Care                          18.7    2. Other Diversified Financial               2.  First Data Corp.                  3.7
Industrials                          16.1       Services                          6.7     3.  JPMorgan Chase & Co.              3.6
Consumer Discretionary               13.6    3. Oil & Gas Equipment &                     4.  Tyco International Ltd.           3.6
Information Technology                9.4       Services                          5.5     5.  Sanofi-Aventis (France)           3.2
Energy                                8.1    4. Industrial Conglomerates          5.4     6.  Citigroup Inc.                    3.1
Consumer Staples                      7.8    5. Health Care Distributors          5.4     7.  Cemex,S.A. de C.V.-ADR. (Mexico)  2.9
Materials                             4.6                                                 8.  Waste Management,Inc.             2.9
Money Market Funds Plus Other                                                             9.  Schlumberger Ltd.                 2.8
Assets Less Liabilities               1.4    TOTAL NET ASSETS          $428.5 MILLION     10. Wyeth                             2.8

                                             TOTAL NUMBER OF HOLDINGS*             48

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding money market fund holdings.

========================================     ========================================     =========================================

AIM LARGE CAP BASIC VALUE FUND

pressing its competitive advantage by        However, we believed this estimated
implementing new, industry leading           intrinsic value content was                                     BRET W. STANLEY,
pricing and fuel surcharge programs.         significantly greater than what was             [STANLEY        Chartered Financial
                                             available in the broad market. While             PHOTO]         Analyst, senior
   While only a few Fund holdings            there is no assurance that market value                         portfolio manager,
declined in price during the reporting       will ever reflect our estimate of                               is lead portfolio
period, and then only modestly, the          portfolio intrinsic value, we believe        manager of AIM Large Cap Basic Value
Fund's largest detractors to performance     this provides the best indication that       Fund. Mr. Stanley is also the head of
were personal computer company DELL,         your Fund is positioned to potentially       AIM's Value Investment Management Unit.
enterprise software firm CA, advertising     achieve its objective of long-term           Before joining AIM in 1998, Mr. Stanley
and marketing conglomerate INTERPUBLIC       growth of capital.                           served as a vice president and portfolio
GROUP, and health care service company                                                    manager and managed growth and income,
HCA.                                         IN CLOSING                                   equity income and value portfolios. He
                                                                                          began his investment career in 1988. Mr.
   The stocks of companies undergoing        As managers and long-term shareholders,      Stanley earned a B.B.A. in finance from
multi-year restructuring situations are      we know a long-term investment horizon       The University of Texas at Austin and an
often subject to short-term periods of       and attractive portfolio estimated           M.S. in finance from the University of
underperformance. Interpublic Group is       intrinsic value content are critical to      Houston.
undergoing such a restructuring. With a      creating wealth. But we understand
new management team and its accounting       maintaining a long-term investment                              R. CANON COLEMAN II,
restatement complete, we believe the         horizon is a challenge. Empirical                [COLEMAN       Chartered Financial
company could improve its margins over       evidence reveals short-term behavior by           PHOTO]        Analyst, portfolio
the next several years and we believe        both portfolio managers and fund                                manager, is manager
the stock is undervalued. HCA's stock        shareholders dilutes investors' actual                          of AIM Large Cap
price declined as a result of investor       returns.                                     Basic Value Fund. He joined AMVESCAP in
concerns about near-term earnings                                                         1999 and worked with fund managers
prospects due to recent bad debt trends         One recent study estimated the            throughout the company before joining
and a light flu season. HCA has been a       combined effects of short-term activity      AIM in 2000. He previously worked as a
substantive contributor to Fund              and expenses have caused investors to        certified public accountant. Mr. Coleman
performance during the past three years      underperform the broad market by 5% per      earned a B.S. and an M.S. in accounting
as the stock has appreciated over 50%        year over a 20 year period. Over the         from the University of Florida. He also
since our initial purchase in April          past 25 years, the average holding           earned an M.B.A. from the Wharton School
2003.                                        period for a typical stock declined from     at the University of Pennsylvania.
                                             more than three years to less than 12
                                             months. Considering this market                                 MATTHEW W. SEINSHEIMER,
   During the reporting period we            backdrop, your Fund is doing something         [SEINSHEIMER     Chartered Financial
reduced the Fund's exposure to the           different and old fashioned--investing            PHOTO]        Analyst, senior
energy sector. While we continued to         for the long term. Our strategy of                              portfolio manager, is
believe this energy cycle is based on        buying undervalued stocks and avoiding                          manager of AIM Large
sound fundamentals, we believed equity       the rest is based on common sense.           Cap Basic Value Fund. He began his
valuations warranted less exposure to                                                     investment career in 1991 as a fixed-
the sector. We also initiated positions         We remain optimistic about AIM Large      income trader. He later served as a
in Dell and MICROSOFT. While Dell's and      Cap Basic Value Fund's portfolio. We are     portfolio manager on both fixed-income
Microsoft's growth and business models       continually searching for opportunities      and equity portfolios. Mr. Seinsheimer
are in the early stages of a transition,     to increase the portfolio's estimated        joined AIM as a senior analyst in 1998
we believe current market valuations do      intrinsic value. In the meantime, we         and assumed his current responsibilities
not reflect the long-term positives of       thank you for your investment and for        in 2000. He earned a B.B.A. from
their dominant market positions and the      sharing our long-term horizon.               Southern Methodist University and an
compelling economics of their                                                             M.B.A. from The University of Texas at
businesses.                                  The views and opinions expressed in          Austin.
                                             management's discussion of Fund
PORTFOLIO ASSESSMENT                         performance are those of A I M Advisors,                        MICHAEL J. SIMON,
                                             Inc. These views and opinions are                [SIMON         Chartered Financial
   We believe the single most important      subject to change at any time based on            PHOTO]        Analyst, senior
indicator of the way AIM Large Cap Basic     factors such as market and economic                             portfolio manager, is
Value Fund is positioned for potential       conditions. These views and opinions may                        manager of AIM Large
success is not our historical investment     not be relied upon as investment advice                         Cap Basic Value Fund.
results or popular statistical measures,     or recommendations, or as an offer for a                        He started his
but rather the portfolio's estimated         particular security. The information is      investment career in 1989 and joined AIM
intrinsic value. Since we can estimate       not a complete analysis of every aspect      in 2001. Mr. Simon earned his B.B.A. in
the intrinsic value of each holding in       of any market, country, industry,            finance from Texas Christian University
the portfolio, we can also estimate the      security or the Fund. Statements of fact     and his M.B.A. from the University of
intrinsic value of the entire Fund.          are from sources considered reliable,        Chicago. He has served as Occasional
                                             but A I M Advisors, Inc. makes no            Faculty in the Finance and Decision
   At the close of the reporting period,     representation or warranty as to their       Sciences Department of Texas Christian
and in our opinion, the difference           completeness or accuracy. Although           University's M.J. Neeley School of
between market price and estimated           historical performance is no guarantee       Business.
intrinsic value was about average for        of future results, these insights may
your Fund by historical standards.           help you understand our investment           Assisted by the Basic Value Team
                                             management philosophy.
                                                                                                   [RIGHT ARROW GRAPHIC]

                                                   See important Fund and index               FOR A PRESENTATION OF YOUR FUND'S
                                                disclosures on the inside front               LONG-TERM PERFORMANCE, PLEASE SEE
                                                cover.                                        PAGE 5.

AIM LARGE CAP BASIC VALUE FUND


YOUR FUND'S LONG-TERM PERFORMANCE

========================================     ========================================     ========================================
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS

As of 4/30/06, including applicable          As of 3/31/06, most recent calendar          Excluding applicable sales charges, the
sales charges                                quarterend, including applicable sales       Fund's Class A shares boast attractive
                                             charges                                      long-term performance relative to the
CLASS A SHARES                                                                            Fund's peer group index, the Lipper
Inception (6/30/99)              6.07%       CLASS A SHARES                               Large-Cap Value Fund Index. The Fund's
 5 Years                         3.03        Inception (6/30/99)              5.98%       Class A shares outperformed the index
 1 Year                         10.33         5 Years                         3.88        for the period from the Fund's inception
                                              1 Year                          7.39        on June 30, 1999, through April 30,
CLASS B SHARES                                                                            2006. During that period, and at net
Inception (8/1/00)               5.36%       CLASS B SHARES                               asset value, the Fund's Class A shares'
 5 Years                         3.15        Inception (8/1/00)               5.26%       average annual total return was 6.95%,
 1 Year                         10.85         5 Years                         4.03        while the index's average annual total
                                              1 Year                          7.79        return was 2.90%.
CLASS C SHARES
Inception (8/1/00)               5.50%       CLASS C SHARES                                  For the five years ended April 30,
 5 Years                         3.48        Inception (8/1/00)               5.40%       2006, the Fund's Class A shares' average
 1 Year                         14.85         5 Years                         4.35        annual total return at net asset value
                                              1 Year                         11.79        was in line with that of its index:
CLASS R SHARES                                                                            4.20% for the Fund and 4.19% for the
Inception                        6.77%       CLASS R SHARES                               index. For the one year ended April 30,
 5 Years                         4.02        Inception                        6.70%       2006, the Fund's Class A shares returned
 1 Year                         16.53         5 Years                         4.89        16.74% at net asset value while the
                                              1 Year                         13.45        index returned 16.96%.
INVESTOR CLASS SHARES
Inception                        6.97%       INVESTOR CLASS SHARES
 5 Years                         4.23        Inception                        6.90%
 1 Year                         16.72         5 Years                         5.11
                                              1 Year                         13.75
========================================     ========================================     ========================================

CLASS R SHARES' INCEPTION DATE IS JUNE 3,    TO CLASS A SHARES. CLASS A SHARES'           AND CLASS B AND CLASS C SHARE
2002. RETURNS SINCE THAT DATE ARE            INCEPTION DATE IS JUNE 30, 1999.             PERFORMANCE REFLECTS THE APPLICABLE
HISTORICAL RETURNS. ALL OTHER RETURNS                                                     CONTINGENT DEFERRED SALES CHARGE (CDSC)
ARE BLENDED RETURNS OF HISTORICAL CLASS         THE PERFORMANCE DATA QUOTED REPRESENT     FOR THE PERIOD INVOLVED. THE CDSC ON
R SHARE PERFORMANCE AND RESTATED CLASS A     PAST PERFORMANCE AND CANNOT GUARANTEE        CLASS B SHARES DECLINES FROM 5%
SHARE PERFORMANCE (FOR PERIODS PRIOR TO      COMPARABLE FUTURE RESULTS; CURRENT           BEGINNING AT THE TIME OF PURCHASE TO 0%
THE INCEPTION DATE OF CLASS R SHARES) AT     PERFORMANCE MAY BE LOWER OR HIGHER.          AT THE BEGINNING OF THE SEVENTH YEAR.
NET ASSET VALUE, ADJUSTED TO REFLECT THE     PLEASE VISIT AIMinvestments.com FOR THE      THE CDSC ON CLASS C SHARES IS 1% FOR THE
HIGHER RULE 12b-1 FEES APPLICABLE TO         MOST RECENT MONTH-END PERFORMANCE.           FIRST YEAR AFTER PURCHASE. CLASS R
CLASS R SHARES. CLASS A SHARES'              PERFORMANCE FIGURES REFLECT REINVESTED       SHARES DO NOT HAVE A FRONT-END SALES
INCEPTION DATE IS JUNE 30, 1999.             DISTRIBUTIONS, CHANGES IN NET ASSET          CHARGE; RETURNS SHOWN ARE AT NET ASSET
                                             VALUE AND THE EFFECT OF THE MAXIMUM          VALUE AND DO NOT REFLECT A 0.75% CDSC
   INVESTOR CLASS SHARES' INCEPTION DATE     SALES CHARGE UNLESS OTHERWISE STATED.        THAT MAY BE IMPOSED ON A TOTAL
IS SEPTEMBER 30, 2003. RETURNS SINCE         PERFORMANCE FIGURES DO NOT REFLECT           REDEMPTION OF RETIREMENT PLAN ASSETS
THAT DATE ARE HISTORICAL RETURNS. ALL        DEDUCTION OF TAXES A SHAREHOLDER WOULD       WITHIN THE FIRST YEAR. INVESTOR CLASS
OTHER RETURNS ARE BLENDED RETURNS OF         PAY ON FUND DISTRIBUTIONS OR SALE OF         SHARES DO NOT HAVE A FRONT-END SALES
HISTORICAL INVESTOR CLASS SHARE              FUND SHARES. INVESTMENT RETURN AND           CHARGE OR A CDSC; THEREFORE, PERFORMANCE
PERFORMANCE AND RESTATED CLASS A SHARE       PRINCIPAL VALUE WILL FLUCTUATE SO THAT       IS AT NET ASSET VALUE.
PERFORMANCE (FOR PERIODS PRIOR TO THE        YOU MAY HAVE A GAIN OR LOSS WHEN YOU
INCEPTION DATE OF INVESTOR CLASS SHARES)     SELL SHARES.                                    THE PERFORMANCE OF THE FUND'S SHARE
AT NET ASSET VALUE AND REFLECT THE                                                        CLASSES WILL DIFFER DUE TO DIFFERENT
HIGHER RULE 12b-1 FEES APPLICABLE               CLASS A SHARE PERFORMANCE REFLECTS THE    SALES CHARGE STRUCTURES AND CLASS
                                             MAXIMUM 5.50% SALES CHARGE,                  EXPENSES.

AIM LARGE CAP BASIC VALUE FUND


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested,          The hypothetical account values and
                                             to estimate the expenses that you paid       expenses may not be used to estimate the
As a shareholder of the Fund, you incur      over the period. Simply divide your          actual ending account balance or
two types of costs: (1) transaction          account value by $1,000 (for example, an     expenses you paid for the period. You
costs, which may include sales charges       $8,600 account value divided by $1,000 =     may use this information to compare the
(loads) on purchase payments; contingent     8.6), then multiply the result by the        ongoing costs of investing in the Fund
deferred sales charges on redemptions;       number in the table under the heading        and other funds. To do so, compare this
and redemption fees, if any; and (2)         entitled "Actual Expenses Paid During        5% hypothetical example with the 5%
ongoing costs, including management          Period" to estimate the expenses you         hypothetical examples that appear in the
fees; distribution and/or service fees       paid on your account during this period.     shareholder reports of the other funds.
(12b-1); and other Fund expenses. This
example is intended to help you              HYPOTHETICAL EXAMPLE FOR                        Please note that the expenses shown
understand your ongoing costs (in            COMPARISON PURPOSES                          in the table are meant to highlight your
dollars) of investing in the Fund and to                                                  ongoing costs only and do not reflect
compare these costs with ongoing costs       The table below also provides                any transactional costs, such as sales
of investing in other mutual funds. The      information about hypothetical account       charges (loads) on purchase payments,
example is based on an investment of         values and hypothetical expenses based       contingent deferred sales charges on
$1,000 invested at the beginning of the      on the Fund's actual expense ratio and       redemptions, and redemption fees, if
period and held for the entire period        an assumed rate of return of 5% per year     any. Therefore, the hypothetical
November 1, 2005, through April 30,          before expenses, which is not the Fund's     information is useful in comparing
2006.                                        actual return. The Fund's actual             ongoing costs only, and will not help
                                             cumulative total returns at net asset        you determine the relative total costs
ACTUAL EXPENSES                              value after expenses for the six months      of owning different funds. In addition,
                                             ended April 30, 2006, appear in the          if these transactional costs were
The table below provides information         table "Fund vs. Indexes" on page 3.          included, your costs would have been
about actual account values and actual                                                    higher.
expenses. You may use the information in
this table,
====================================================================================================================================
                                                    ACTUAL                          HYPOTHETICAL
                                                                          (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING             ENDING              EXPENSES         ENDING             EXPENSES         ANNUALIZED
SHARE            ACCOUNT VALUE        ACCOUNT VALUE         PAID DURING    ACCOUNT VALUE        PAID DURING        EXPENSE
CLASS              (11/1/05)           (4/30/06)(1)          PERIOD(2)       (4/30/06)           PERIOD(2)          RATIO
  A                $1,000.00           $1,129.40               $6.44         $1,018.74            $6.11             1.22%
  B                 1,000.00            1,124.80               10.38          1,015.03             9.84             1.97
  C                 1,000.00            1,124.80               10.38          1,015.03             9.84             1.97
  R                 1,000.00            1,128.00                7.76          1,017.50             7.35             1.47
Investor            1,000.00            1,128.40                6.44          1,018.74             6.11             1.22

(1)The actual ending account value is based on the actual total return of the Fund for the period November 1, 2005, through
   April 30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended April 30, 2006, appear in the table "Fund vs. Indexes" on page 3.

(2)Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.
====================================================================================================================================

                                             [ARROW
                                             BUTTON   For More Information Visit
                                             IMAGE]   AIMinvestments.com

AIM LARGE CAP BASIC VALUE FUND


APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Equity          o The quality of services to be provided     o Fees relative to those of comparable
Funds (the "Board") oversees the             by AIM. The Board reviewed the               funds with other advisors. The Board
management of AIM Large Cap Basic Value      credentials and experience of the            reviewed the advisory fee rate for the
Fund (the "Fund") and, as required by        officers and employees of AIM who will       Fund under the Advisory Agreement. The
law, determines annually whether to          provide investment advisory services to      Board compared effective contractual
approve the continuance of the Fund's        the Fund. In reviewing the                   advisory fee rates at a common asset
advisory agreement with A I M Advisors,      qualifications of AIM to provide             level and noted that the Fund's rate was
Inc. ("AIM"). Based upon the                 investment advisory services, the Board      below the median rate of the funds
recommendation of the Investments            reviewed the qualifications of AIM's         advised by other advisors with
Committee of the Board, at a meeting         investment personnel and considered such     investment strategies comparable to
held on June 30, 2005, the Board,            issues as AIM's portfolio and product        those of the Fund that the Board
including all of the independent             review process, various back office          reviewed. The Board noted that AIM has
trustees, approved the continuance of        support functions provided by AIM and        agreed to waive advisory fees of the
the advisory agreement (the "Advisory        AIM's equity and fixed income trading        Fund and to limit the Fund's total
Agreement") between the Fund and AIM for     operations. Based on the review of these     operating expenses, as discussed below.
another year, effective July 1, 2005.        and other factors, the Board concluded       Based on this review, the Board
                                             that the quality of services to be           concluded that the advisory fee rate for
   The Board considered the factors          provided by AIM was appropriate and that     the Fund under the Advisory Agreement
discussed below in evaluating the            AIM currently is providing satisfactory      was fair and reasonable.
fairness and reasonableness of the           services in accordance with the terms of
Advisory Agreement at the meeting on         the Advisory Agreement.                      o Expense limitations and fee waivers.
June 30, 2005 and as part of the Board's                                                  The Board noted that AIM has
ongoing oversight of the Fund. In their      o The performance of the Fund relative       contractually agreed to waive advisory
deliberations, the Board and the             to comparable funds. The Board reviewed      fees of the Fund through June 30, 2006
independent trustees did not identify        the performance of the Fund during the       to the extent necessary so that the
any particular factor that was               past one, three and five calendar years      advisory fees payable by the Fund do not
controlling, and each trustee attributed     against the performance of funds advised     exceed a specified maximum advisory fee
different weights to the various             by other advisors with investment            rate, which maximum rate includes
factors.                                     strategies comparable to those of the        breakpoints and is based on net asset
                                             Fund. The Board noted that the Fund's        levels. The Board considered the
   One of the responsibilities of the        performance for the one and three year       contractual nature of this fee waiver
Senior Officer of the Fund, who is           periods was below the median performance     and noted that it remains in effect
independent of AIM and AIM's affiliates,     of such comparable funds and above such      until June 30, 2006. The Board noted
is to manage the process by which the        median performance for the five year         that AIM has contractually agreed to
Fund's proposed management fees are          period. Based on this review, the Board      waive fees and/or limit expenses of the
negotiated to ensure that they are           concluded that no changes should be made     Fund through June 30, 2006 in an amount
negotiated in a manner which is at arm's     to the Fund and that it was not              necessary to limit total annual
length and reasonable. To that end, the      necessary to change the Fund's portfolio     operating expenses to a specified
Senior Officer must either supervise a       management team at this time.                percentage of average daily net assets
competitive bidding process or prepare                                                    for each class of the Fund. The Board
an independent written evaluation. The       o The performance of the Fund relative       considered the contractual nature of
Senior Officer has recommended an            to indices. The Board reviewed the           this fee waiver/expense limitation and
independent written evaluation in lieu       performance of the Fund during the past      noted that it remains in effect through
of a competitive bidding process and,        one, three and five calendar years           June 30, 2006. The Board considered the
upon the direction of the Board, has         against the performance of the Lipper        effect these fee waivers/expense
prepared such an independent written         Large-Cap Value Fund Index. The Board        limitations would have on the Fund's
evaluation. Such written evaluation also     noted that the Fund's performance for        estimated expenses and concluded that
considered certain of the factors            the one and three year periods was below     the levels of fee waivers/expense
discussed below. In addition, as             the performance of such Index and above      limitations for the Fund were fair and
discussed below, the Senior Officer made     such Index for the five year period.         reasonable.
certain recommendations to the Board in      Based on this review, the Board
connection with such written evaluation.     concluded that no changes should be made     o Breakpoints and economies of scale.
                                             to the Fund and that it was not              The Board reviewed the structure of the
   The discussion below serves as a          necessary to change the Fund's portfolio     Fund's advisory fee under the Advisory
summary of the Senior Officer's              management team at this time.                Agreement, noting that it includes two
independent written evaluation and                                                        breakpoints. The Board reviewed the
recommendations to the Board in              o Meeting with the Fund's portfolio          level of the Fund's advisory fees, and
connection therewith, as well as a           managers and investment personnel. With      noted that such fees, as a percentage of
discussion of the material factors and       respect to the Fund, the Board is            the Fund's net assets, would decrease as
the conclusions with respect thereto         meeting periodically with such Fund's        net assets increase because the Advisory
that formed the basis for the Board's        portfolio managers and/or other              Agreement includes breakpoints. The
approval of the Advisory Agreement.          investment personnel and believes that       Board noted that, due to the Fund's
After consideration of all of the            such individuals are competent and able      current asset levels and the way in
factors below and based on its informed      to continue to carry out their               which the advisory fee breakpoints have
business judgment, the Board determined      responsibilities under the Advisory          been structured, the Fund has yet to
that the Advisory Agreement is in the        Agreement.                                   benefit from the breakpoints. The Board
best interests of the Fund and its                                                        noted that AIM has contractually agreed
shareholders and that the compensation       o Overall performance of AIM. The Board      to waive advisory fees of the Fund
to AIM under the Advisory Agreement is       considered the overall performance of        through June 30, 2006 to the extent
fair and reasonable and would have been      AIM in providing investment advisory and     necessary so that the advisory fees
obtained through arm's length                portfolio administrative services to the     payable by the Fund do not exceed a
negotiations.                                Fund and concluded that such performance     specified maximum advisory fee rate,
                                             was satisfactory.                            which maximum rate includes breakpoints
o The nature and extent of the advisory                                                   and is based on net asset levels. The
services to be provided by AIM. The          o Fees relative to those of clients of       Board concluded that the Fund's fee
Board reviewed the services to be            AIM with comparable investment               levels under the Advisory Agreement
provided by AIM under the Advisory           strategies. The Board noted that AIM         therefore would reflect economies of
Agreement. Based on such review, the         does not serve as an advisor to other        scale at higher asset levels and that it
Board concluded that the range of            mutual funds or other clients with           was not necessary to change the advisory
services to be provided by AIM under the     investment strategies comparable to          fee breakpoints in the Fund's advisory
Advisory Agreement was appropriate and       those of the Fund.                           fee schedule.
that AIM currently is providing services
in accordance with the terms of the                                                                                    (continued)
Advisory Agreement.

AIM LARGE CAP BASIC VALUE FUND

o Investments in affiliated money market     o Benefits of soft dollars to AIM. The
funds. The Board also took into account      Board considered the benefits realized
the fact that uninvested cash and cash       by AIM as a result of brokerage
collateral from securities lending           transactions executed through "soft
arrangements (collectively, "cash            dollar" arrangements. Under these
balances") of the Fund may be invested       arrangements, brokerage commissions paid
in money market funds advised by AIM         by the Fund and/or other funds advised
pursuant to the terms of an SEC              by AIM are used to pay for research and
exemptive order. The Board found that        execution services. This research is
the Fund may realize certain benefits        used by AIM in making investment
upon investing cash balances in AIM          decisions for the Fund. The Board
advised money market funds, including a      concluded that such arrangements were
higher net return, increased liquidity,      appropriate.
increased diversification or decreased
transaction costs. The Board also found      o AIM's financial soundness in light of
that the Fund will not receive reduced       the Fund's needs. The Board considered
services if it invests its cash balances     whether AIM is financially sound and has
in such money market funds. The Board        the resources necessary to perform its
noted that, to the extent the Fund           obligations under the Advisory
invests in affiliated money market           Agreement, and concluded that AIM has
funds, AIM has voluntarily agreed to         the financial resources necessary to
waive a portion of the advisory fees it      fulfill its obligations under the
receives from the Fund attributable to       Advisory Agreement.
such investment. The Board further
determined that the proposed securities      o Historical relationship between the
lending program and related procedures       Fund and AIM. In determining whether to
with respect to the lending Fund is in       continue the Advisory Agreement for the
the best interests of the lending Fund       Fund, the Board also considered the
and its respective shareholders. The         prior relationship between AIM and the
Board therefore concluded that the           Fund, as well as the Board's knowledge
investment of cash collateral received       of AIM's operations, and concluded that
in connection with the securities            it was beneficial to maintain the
lending program in the money market          current relationship, in part, because
funds according to the procedures is in      of such knowledge. The Board also
the best interests of the lending Fund       reviewed the general nature of the
and its respective shareholders.             non-investment advisory services
                                             currently performed by AIM and its
o Independent written evaluation and         affiliates, such as administrative,
recommendations of the Fund's Senior         transfer agency and distribution
Officer. The Board noted that, upon          services, and the fees received by AIM
their direction, the Senior Officer of       and its affiliates for performing such
the Fund, who is independent of AIM and      services. In addition to reviewing such
AIM's affiliates, had prepared an            services, the trustees also considered
independent written evaluation in order      the organizational structure employed by
to assist the Board in determining the       AIM and its affiliates to provide those
reasonableness of the proposed               services. Based on the review of these
management fees of the AIM Funds,            and other factors, the Board concluded
including the Fund. The Board noted that     that AIM and its affiliates were
the Senior Officer's written evaluation      qualified to continue to provide
had been relied upon by the Board in         non-investment advisory services to the
this regard in lieu of a competitive         Fund, including administrative, transfer
bidding process. In determining whether      agency and distribution services, and
to continue the Advisory Agreement for       that AIM and its affiliates currently
the Fund, the Board considered the           are providing satisfactory
Senior Officer's written evaluation and      non-investment advisory services.
the recommendation made by the Senior
Officer to the Board that the Board          o Other factors and current trends. In
consider implementing a process to           determining whether to continue the
assist them in more closely monitoring       Advisory Agreement for the Fund, the
the performance of the AIM Funds. The        Board considered the fact that AIM,
Board concluded that it would be             along with others in the mutual fund
advisable to implement such a process as     industry, is subject to regulatory
soon as reasonably practicable.              inquiries and litigation related to a
                                             wide range of issues. The Board also
o Profitability of AIM and its               considered the governance and compliance
affiliates. The Board reviewed               reforms being undertaken by AIM and its
information concerning the profitability     affiliates, including maintaining an
of AIM's (and its affiliates')               internal controls committee and
investment advisory and other activities     retaining an independent compliance
and its financial condition. The Board       consultant, and the fact that AIM has
considered the overall profitability of      undertaken to cause the Fund to operate
AIM, as well as the profitability of AIM     in accordance with certain governance
in connection with managing the Fund.        policies and practices. The Board
The Board noted that AIM's operations        concluded that these actions indicated a
remain profitable, although increased        good faith effort on the part of AIM to
expenses in recent years have reduced        adhere to the highest ethical standards,
AIM's profitability. Based on the review     and determined that the current
of the profitability of AIM's and its        regulatory and litigation environment to
affiliates' investment advisory and          which AIM is subject should not prevent
other activities and its financial           the Board from continuing the Advisory
condition, the Board concluded that the      Agreement for the Fund.
compensation to be paid by the Fund to
AIM under its Advisory Agreement was not
excessive.

SUPPLEMENT TO SEMIANNUAL REPORT DATED 4/30/06

AIM LARGE CAP BASIC VALUE FUND

INSTITUTIONAL CLASS SHARES                   ========================================         INSTITUTIONAL CLASS SHARES HAVE NO
                                                                                          SALES CHARGE; THEREFORE, PERFORMANCE IS
The following information has been           AVERAGE ANNUAL TOTAL RETURNS                 AT NAV. PERFORMANCE OF INSTITUTIONAL
prepared to provide Institutional Class      For periods ended 4/30/06                    CLASS SHARES WILL DIFFER FROM
shareholders with a performance overview                                                  PERFORMANCE OF OTHER SHARE CLASSES DUE
specific to their holdings.                  Inception                          7.11%     TO DIFFERING SALES CHARGES AND CLASS
Institutional Class shares are offered        5 Years                           4.42      EXPENSES.
exclusively to institutional investors,       1 Year                           17.32
including defined contribution plans          6 Months*                        13.19          PLEASE NOTE THAT PAST PERFORMANCE IS
that meet certain criteria.                                                               NOT INDICATIVE OF FUTURE RESULTS. MORE
                                             ========================================     RECENT RETURNS MAY BE MORE OR LESS THAN
                                                                                          THOSE SHOWN. ALL RETURNS ASSUME
                                             AVERAGE ANNUAL TOTAL RETURNS                 REINVESTMENT OF DISTRIBUTIONS AT NET
                                             For periods ended 3/31/06, most recent       ASSET VALUE. INVESTMENT RETURN AND
                                             calendar quarter-end                         PRINCIPAL VALUE WILL FLUCTUATE SO YOUR
                                                                                          SHARES, WHEN REDEEMED, MAY BE WORTH MORE
                                             Inception                          7.04%     OR LESS THAN THEIR ORIGINAL COST. SEE
                                              5 Years                           5.29      FULL REPORT FOR INFORMATION ON
                                              1 Year                           14.28      COMPARATIVE BENCHMARKS. PLEASE CONSULT
                                              6 Months*                        10.55      YOUR FUND PROSPECTUS FOR MORE
                                                                                          INFORMATION. FOR THE MOST CURRENT
                                             *Cumulative total return that has not        MONTH-END PERFORMANCE, PLEASE CALL
                                             been annualized                              800-451-4246 OR VISIT
                                                                                          AIMINVESTMENTS.COM.
                                             ========================================

                                             INSTITUTIONAL CLASS SHARES' INCEPTION
                                             DATE IS APRIL 30, 2004. RETURNS SINCE
                                             THAT DATE ARE HISTORICAL RETURNS. ALL
                                             OTHER RETURNS ARE BLENDED RETURNS OF
                                             HISTORICAL INSTITUTIONAL CLASS SHARE
                                             PERFORMANCE AND RESTATED CLASS A SHARE
                                             PERFORMANCE (FOR PERIODS PRIOR TO THE
                                             INCEPTION DATE OF INSTITUTIONAL CLASS
                                             SHARES) AT NET ASSET VALUE (NAV) AND
                                             REFLECT THE HIGHER RULE 12b-1 FEES
                                             APPLICABLE TO CLASS A SHARES. CLASS A
                                             SHARES' INCEPTION DATE IS JUNE 30, 1999.

========================================
NASDAQ SYMBOL                      LCBIX
========================================

                                                                                       Over for information on your Fund's expenses.

==========================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES
CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
==========================================================================

                                                 FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

[YOUR GOALS. OUR SOLUTIONS.]                             [AIM INVESTMENTS LOGO]
  --Registered Trademark--                              --Registered Trademark--

AIMinvestments.com                 LCBV-INS-2           A I M Distributors, Inc.

INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      estimate the expenses that you paid over     six months ended April 30, 2006, appears
                                             the period. Simply divide your account       in the table on the front of this
As a shareholder of the Fund, you incur      value by $1,000 (for example, an $8,600      supplement.
ongoing costs, including management fees     account value divided by $1,000 = 8.6),
and other Fund expenses. This example is     then multiply the result by the number           The hypothetical account values and
intended to help you understand your         in the table under the heading entitled      expenses may not be used to estimate the
ongoing costs (in dollars) of investing      "Actual Expenses Paid During Period" to      actual ending account balance or
in the Fund and to compare these costs       estimate the expenses you paid on your       expenses you paid for the period. You
with ongoing costs of investing in other     account during this period.                  may use this information to compare the
mutual funds. The example is based on an                                                  ongoing costs of investing in the Fund
investment of $1,000 invested at the         HYPOTHETICAL EXAMPLE FOR                     and other funds. To do so, compare this
beginning of the period and held for the     COMPARISON PURPOSES                          5% hypothetical example with the 5%
entire period November 1, 2005, through                                                   hypothetical examples that appear in the
April 30, 2006.                              The table below also provides                shareholder reports of the other funds.
                                             information about hypothetical account
ACTUAL EXPENSES                              values and hypothetical expenses based           Please note that the expenses shown
                                             on the Fund's actual expense ratio and       in the table are meant to highlight your
The table below provides information         an assumed rate of return of 5% per year     ongoing costs only. Therefore, the
about actual account values and actual       before expenses, which is not the Fund's     hypothetical information is useful in
expenses. You may use the information in     actual return. The Fund's actual             comparing ongoing costs only, and will
this table, together with the amount you     cumulative total return after expenses       not help you determine the relative
invested, to                                 for the                                      total costs of owning different funds.

====================================================================================================================================

                                                      ACTUAL                          HYPOTHETICAL
                                                                           (5% ANNUAL RETURN BEFORE EXPENSES)

                       BEGINNING          ENDING               EXPENSES        ENDING             EXPENSES        ANNUALIZED
SHARE                ACCOUNT VALUE     ACCOUNT VALUE         PAID DURING    ACCOUNT VALUE       PAID DURING         EXPENSE
CLASS                  (11/1/05)        (4/30/06)(1)           PERIOD(2)      (4/30/06)          PERIOD(2)           RATIO
Institutional          $1,000.00         $1,131.90              $3.91         $1,021.12            $3.71             0.74%

(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2005, through April
    30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended April 30, 2006, appears in the table on the front of this supplement.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIMinvestments.com                 LCBV-INS-2           A I M Distributors, Inc.

SCHEDULE OF INVESTMENTS

April 30, 2006
(Unaudited)

                                                SHARES        VALUE
-----------------------------------------------------------------------
DOMESTIC COMMON STOCKS-87.64%

ADVERTISING-4.71%

Interpublic Group of Cos., Inc. (The)(a)         929,703   $  8,906,555
-----------------------------------------------------------------------
Omnicom Group Inc.                               125,024     11,253,410
=======================================================================
                                                             20,159,965
=======================================================================

AEROSPACE & DEFENSE-1.40%

Honeywell International Inc.                     141,300      6,005,250
=======================================================================

ALUMINUM-1.19%

Alcoa Inc.                                       150,500      5,083,890
=======================================================================

APPAREL RETAIL-1.51%

Gap, Inc. (The)                                  358,700      6,488,883
=======================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.89%

Bank of New York Co., Inc. (The)                 230,600      8,105,590
=======================================================================

BREWERS-2.12%

Molson Coors Brewing Co.-Class B                 122,797      9,069,787
=======================================================================

BUILDING PRODUCTS-1.53%

Masco Corp.                                      206,200      6,577,780
=======================================================================

COMPUTER HARDWARE-1.29%

Dell Inc.(a)                                     210,892      5,525,370
=======================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.88%

Deere & Co.                                       42,800      3,756,984
=======================================================================

DATA PROCESSING & OUTSOURCED SERVICES-5.12%

Ceridian Corp.(a)                                255,700      6,195,611
-----------------------------------------------------------------------
First Data Corp.                                 329,700     15,723,393
=======================================================================
                                                             21,919,004
=======================================================================

DIVERSIFIED CHEMICALS-0.46%

Dow Chemical Co. (The)                            48,600      1,973,646
=======================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-1.99%

Cendant Corp.                                    488,912      8,521,736
=======================================================================

ENVIRONMENTAL & FACILITIES SERVICES-2.90%

Waste Management, Inc.                           331,550     12,419,863
=======================================================================

FOOD RETAIL-3.06%

Kroger Co. (The)(a)                              355,600      7,204,456
-----------------------------------------------------------------------
Safeway Inc.                                     235,800      5,925,654
=======================================================================
                                                             13,130,110
=======================================================================

                                                SHARES        VALUE
-----------------------------------------------------------------------

GENERAL MERCHANDISE STORES-1.82%

Target Corp.                                     146,600   $  7,784,460
=======================================================================

HEALTH CARE DISTRIBUTORS-5.42%

Cardinal Health, Inc.                            258,289     17,395,764
-----------------------------------------------------------------------
McKesson Corp.                                   120,360      5,848,293
=======================================================================
                                                             23,244,057
=======================================================================

HEALTH CARE EQUIPMENT-1.28%

Baxter International Inc.                        145,800      5,496,660
=======================================================================

HEALTH CARE FACILITIES-1.51%

HCA, Inc.                                        147,400      6,469,386
=======================================================================

INDUSTRIAL CONGLOMERATES-5.43%

General Electric Co.                             225,500      7,800,045
-----------------------------------------------------------------------
Tyco International Ltd.                          587,300     15,475,355
=======================================================================
                                                             23,275,400
=======================================================================

INDUSTRIAL MACHINERY-1.95%

Illinois Tool Works Inc.                          81,515      8,371,591
=======================================================================

INVESTMENT BANKING & BROKERAGE-4.01%

Merrill Lynch & Co., Inc.                        108,800      8,297,088
-----------------------------------------------------------------------
Morgan Stanley                                   138,000      8,873,400
=======================================================================
                                                             17,170,488
=======================================================================

MANAGED HEALTH CARE-2.75%

WellPoint Inc.(a)                                166,000     11,786,000
=======================================================================

MOVIES & ENTERTAINMENT-2.20%

Walt Disney Co. (The)                            336,968      9,421,625
=======================================================================

MULTI-LINE INSURANCE-2.16%

Hartford Financial Services Group, Inc. (The)    100,600      9,248,158
=======================================================================

OIL & GAS DRILLING-2.66%

Transocean Inc.(a)                               140,677     11,404,684
=======================================================================

OIL & GAS EQUIPMENT & SERVICES-5.49%

Halliburton Co.                                  148,400     11,597,460
-----------------------------------------------------------------------
Schlumberger Ltd.                                172,200     11,905,908
=======================================================================
                                                             23,503,368
=======================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-6.72%

Citigroup Inc.                                   265,619     13,267,669
-----------------------------------------------------------------------
JPMorgan Chase & Co.                             342,356     15,536,115
=======================================================================
                                                             28,803,784
=======================================================================

PACKAGED FOODS & MEATS-1.09%

Kraft Foods Inc.-Class A                         149,300      4,664,132
=======================================================================

                                                SHARES        VALUE
-----------------------------------------------------------------------

PHARMACEUTICALS-4.56%

Pfizer Inc.                                      301,700   $  7,642,061
-----------------------------------------------------------------------
Wyeth                                            244,322     11,891,152
=======================================================================
                                                             19,533,213
=======================================================================

PROPERTY & CASUALTY INSURANCE-2.30%

ACE Ltd.                                         177,800      9,875,012
=======================================================================

SYSTEMS SOFTWARE-3.01%

CA Inc.                                          358,499      9,091,535
-----------------------------------------------------------------------
Microsoft Corp.                                  157,189      3,796,114
=======================================================================
                                                             12,887,649
=======================================================================

THRIFTS & MORTGAGE FINANCE-3.23%

Fannie Mae                                       208,300     10,539,980
-----------------------------------------------------------------------
Freddie Mac                                       54,000      3,297,240
=======================================================================
                                                             13,837,220
=======================================================================
    Total Domestic Common Stocks (Cost
      $280,983,311)                                         375,514,745
=======================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-10.98%

FRANCE-3.16%

Sanofi-Aventis (Pharmaceuticals)(b)              143,452     13,525,900
=======================================================================

JAPAN-1.84%

Sony Corp.-ADR (Consumer Electronics)(c)         161,537      7,905,621
=======================================================================

MEXICO-2.91%

Cemex S.A. de C.V.-ADR (Construction
  Materials)                                     184,442     12,453,524
=======================================================================

                                                SHARES        VALUE
-----------------------------------------------------------------------

NETHERLANDS-3.07%

Koninklijke (Royal) Philips Electronics
  N.V.-New York Shares (Consumer Electronics)    191,970   $  6,619,125
-----------------------------------------------------------------------
Unilever N.V. (Packaged Foods & Meats)(b)         90,300      6,520,192
=======================================================================
                                                             13,139,317
=======================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $35,706,070)                           47,024,362
=======================================================================
MONEY MARKET FUNDS-1.33%

Liquid Assets Portfolio-Institutional
  Class(d)                                     2,847,402      2,847,402
-----------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(d)    2,847,402      2,847,402
=======================================================================
    Total Money Market Funds (Cost
      $5,694,804)                                             5,694,804
=======================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities loaned)-99.95% (Cost
  $322,384,185)                                            $428,233,911
=======================================================================
INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-0.84%

Liquid Assets Portfolio-Institutional
  Class(d)(e)                                  3,604,000      3,604,000
=======================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $3,604,000)                                       3,604,000
=======================================================================
TOTAL INVESTMENTS-100.79% (Cost $325,988,185)               431,837,911
=======================================================================
OTHER ASSETS LESS LIABILITIES-(0.79)%                        (3,381,844)
=======================================================================
NET ASSETS-100.00%                                         $428,456,067
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at April 30, 2006 was $20,046,092, which represented 4.68% of the Fund's Net Assets. See Note 1A.
(c) All or a portion of this security is out on loan at April 30, 2006.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $316,689,381)*     $422,539,107
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $9,298,804)                               9,298,804
===========================================================
    Total investments (cost $325,988,185)       431,837,911
===========================================================
Receivables for:
  Investments sold                                   56,962
-----------------------------------------------------------
  Fund shares sold                                  617,646
-----------------------------------------------------------
  Dividends                                         546,919
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               65,402
-----------------------------------------------------------
Other assets                                         65,519
===========================================================
    Total assets                                433,190,359
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                            641,120
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 84,626
-----------------------------------------------------------
  Collateral upon return of securities loaned     3,604,000
-----------------------------------------------------------
Accrued distribution fees                           126,108
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            1,969
-----------------------------------------------------------
Accrued transfer agent fees                         190,457
-----------------------------------------------------------
Accrued operating expenses                           86,012
===========================================================
    Total liabilities                             4,734,292
===========================================================
Net assets applicable to shares outstanding    $428,456,067
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $325,576,524
-----------------------------------------------------------
Undistributed net investment income                 613,611
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                     (3,583,794)
-----------------------------------------------------------
Unrealized appreciation from investment
  securities and foreign currencies             105,849,726
===========================================================
                                               $428,456,067
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $132,921,789
___________________________________________________________
===========================================================
Class B                                        $ 68,571,138
___________________________________________________________
===========================================================
Class C                                        $ 27,752,908
___________________________________________________________
===========================================================
Class R                                        $  1,609,480
___________________________________________________________
===========================================================
Investor Class                                 $ 64,562,226
___________________________________________________________
===========================================================
Institutional Class                            $133,038,526
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           8,707,322
___________________________________________________________
===========================================================
Class B                                           4,667,535
___________________________________________________________
===========================================================
Class C                                           1,889,191
___________________________________________________________
===========================================================
Class R                                             106,209
___________________________________________________________
===========================================================
Investor Class                                    4,222,414
___________________________________________________________
===========================================================
Institutional Class                               8,640,477
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      15.27
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $15.27 divided by
      94.50%)                                  $      16.16
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      14.69
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      14.69
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
    share                                      $      15.15
___________________________________________________________
===========================================================
Investor Class:
  Net asset value and offering price per
    share                                      $      15.29
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      15.40
___________________________________________________________
===========================================================

(*) At April 30, 2006, securities with an aggregate value of $3,327,920 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2006
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $27,305)         $ 3,102,085
-------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $90, after compensation to
  counterparties of $15,170)                                      140,703
=========================================================================
    Total investment income                                     3,242,788
=========================================================================

EXPENSES:

Advisory fees                                                   1,212,151
-------------------------------------------------------------------------
Administrative services fees                                       71,260
-------------------------------------------------------------------------
Custodian fees                                                     29,018
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         163,656
-------------------------------------------------------------------------
  Class B                                                         350,057
-------------------------------------------------------------------------
  Class C                                                         135,946
-------------------------------------------------------------------------
  Class R                                                           3,672
-------------------------------------------------------------------------
  Investor Class                                                   80,011
-------------------------------------------------------------------------
Transfer agent fees-A, B, C, R and Investor                       457,120
-------------------------------------------------------------------------
Transfer agent fees-Institutional                                   4,877
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          10,426
-------------------------------------------------------------------------
Other                                                             161,811
=========================================================================
    Total expenses                                              2,680,005
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement                                                    (114,270)
=========================================================================
    Net expenses                                                2,565,735
=========================================================================
Net investment income                                             677,053
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain from:
  Investment securities                                        10,366,694
-------------------------------------------------------------------------
  Foreign currencies                                               16,018
=========================================================================
                                                               10,382,712
=========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        37,348,435
-------------------------------------------------------------------------
  Foreign currencies                                               (1,708)
=========================================================================
                                                               37,346,727
=========================================================================
Net gain from investment securities and foreign currencies     47,729,439
=========================================================================
Net increase in net assets resulting from operations          $48,406,492
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2006 and the year ended October 31, 2005 (Unaudited)

                                                               APRIL 30,      OCTOBER 31,
                                                                  2006            2005
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $    677,053    $    215,066
------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                  10,382,712       6,551,541
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                           37,346,727      26,904,317
==========================================================================================
    Net increase in net assets resulting from operations        48,406,492      33,670,924
==========================================================================================
Distributions to shareholders from net investment
  income-Institutional Class                                      (190,287)             --
------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                      (12,401,501)    (34,461,008)
------------------------------------------------------------------------------------------
  Class B                                                       (8,755,421)    (23,033,557)
------------------------------------------------------------------------------------------
  Class C                                                       (2,040,742)     (6,865,487)
------------------------------------------------------------------------------------------
  Class R                                                          132,405         220,012
------------------------------------------------------------------------------------------
  Investor Class                                                (6,063,478)    (14,239,429)
------------------------------------------------------------------------------------------
  Institutional Class                                           27,965,939      69,905,745
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (1,162,798)     (8,473,724)
==========================================================================================
    Net increase in net assets                                  47,053,407      25,197,200
==========================================================================================

NET ASSETS:

  Beginning of period                                          381,402,660     356,205,460
==========================================================================================
  End of period (including undistributed net investment
    income of $613,611 and $126,845, respectively)            $428,456,067    $381,402,660
__________________________________________________________________________________________
==========================================================================================

NOTES TO FINANCIAL STATEMENTS

April 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Large Cap Basic Value Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

H. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                               RATE
----------------------------------------------------------------------
First $1 billion                                                0.60%
----------------------------------------------------------------------
Next $1 billion                                                 0.575%
----------------------------------------------------------------------
Over $2 billion                                                 0.55%
 _____________________________________________________________________
======================================================================





    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares to 1.22%, 1.97%, 1.97%, 1.47%, 1.22% and 0.97% of average daily net assets, respectively, through October 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above:
(i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended April 30, 2006, AIM waived fees of $662 and reimbursed $104,486 of class level expenses of Class A, Class B, Class C, Class R and Investor Class shares in proportion to the net assets of each class.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $454.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended April 30, 2006, AIM was paid $71,260.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AISI to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2006, the Fund paid AISI $457,120 for Class A, Class B, Class C, Class R and Investor Class shares and $4,877 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of Investor Class shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B, Class C, Class R or Investor Class shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2006, the Class A, Class B, Class C, Class R and Investor Class shares paid $163,656, $350,057, $135,946, $3,672 and $80,011, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2006, ADI advised the Fund that it retained $21,287 in front-end sales commissions from the sale of Class A shares and $129, $14,371, $1,061 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended April 30, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                          CHANGE IN
                                                                          UNREALIZED
                     VALUE           PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               10/31/05           AT COST          FROM SALES       (DEPRECIATION)      04/30/06        INCOME      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $3,993,056        $15,161,428       $(16,307,082)         $   --         $2,847,402      $ 70,169       $   --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            3,993,056         15,161,428        (16,307,082)             --          2,847,402        70,444           --
===================================================================================================================================
  Subtotal        $7,986,112        $30,322,856       $(32,614,164)         $   --         $5,694,804      $140,613       $   --
===================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                          CHANGE IN
                                                                          UNREALIZED
                     VALUE           PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               10/31/05           AT COST          FROM SALES       (DEPRECIATION)      04/30/06        INCOME*     GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $       --        $17,477,950       $(13,873,950)         $   --         $3,604,000      $     90       $   --
===================================================================================================================================
  Total           $7,986,112        $47,800,806       $(46,488,114)         $   --         $9,298,804      $140,703       $   --
___________________________________________________________________________________________________________________________________
===================================================================================================================================

* Net of compensation to counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2006, the Fund engaged in securities sales of $0 and securities purchases of $4,906,045.

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2006, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $8,668.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended April 30, 2006, the Fund paid legal fees of $4,010 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended April 30, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At April 30, 2006, securities with an aggregate value of $3,327,920 were on loan to brokers. The loans were secured by cash collateral of $3,604,000 received by the Fund and subsequently invested in an affiliated money market fund. For the six months ended April 30, 2006, the Fund received dividends on cash collateral investments of $90 for securities lending transactions, which are net of compensation to counterparties.

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

       The Fund had a capital loss carryforward as of October 31, 2005 which expires as follows:

                                           CAPITAL LOSS
EXPIRATION                                 CARRYFORWARD*
---------------------------------------------------------
October 31, 2010                            $2,575,032
---------------------------------------------------------
October 31, 2011                             9,531,242
=========================================================
Total capital loss carryforward             12,106,274
_________________________________________________________
=========================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of November 2, 2003, the date of the reorganization of INVESCO Value Equity Fund into the Fund, are realized on securities held in each fund at such date, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2006 was $36,209,847 and $33,973,254, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $117,332,838
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (13,296,148)
==============================================================================
Net unrealized appreciation of investment securities             $104,036,690
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $327,801,221.

NOTE 11--SHARE INFORMATION

The Fund currently consists of six different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares, Investor Class shares and Institutional Class shares. Investor Class shares of the Fund are offered only to certain grandfathered investors.

  Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares, Investor Class and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about month-end which is at least eight years after the date of purchase.

                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                  APRIL 30, 2006(A)              OCTOBER 31, 2005
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                        681,445    $ 10,005,244     2,255,204    $ 30,096,888
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        272,327       3,830,643       677,589       8,750,040
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        135,779       1,919,328       389,525       5,035,443
----------------------------------------------------------------------------------------------------------------------
  Class R                                                         31,530         459,451        53,404         710,389
----------------------------------------------------------------------------------------------------------------------
  Investor Class                                                 373,581       5,432,449       653,244       8,732,324
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          2,571,688      38,012,013     5,551,474      73,962,199
======================================================================================================================
Issued as reinvestment of dividends:
  Institutional Class                                             13,123         190,287            --              --
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        190,286       2,824,347       395,891       5,284,334
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (197,429)     (2,824,347)     (408,349)     (5,284,334)
======================================================================================================================
Reacquired:
  Class A                                                     (1,733,014)    (25,231,092)   (5,238,235)    (69,842,230)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (691,977)     (9,761,717)   (2,049,123)    (26,499,263)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (282,261)     (3,960,070)     (919,907)    (11,900,930)
----------------------------------------------------------------------------------------------------------------------
  Class R                                                        (22,510)       (327,046)      (36,750)       (490,377)
----------------------------------------------------------------------------------------------------------------------
  Investor Class                                                (789,787)    (11,495,927)   (1,718,766)    (22,971,753)
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           (707,871)    (10,236,361)     (301,752)     (4,056,454)
======================================================================================================================
                                                                (155,090)   $ (1,162,798)     (696,551)   $ (8,473,724)
______________________________________________________________________________________________________________________
======================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and in the aggregate it owns 6% of the outstanding shares of the Fund. ADI has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
     In addition, 28% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                CLASS A
                                          -----------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                                YEAR ENDED OCTOBER 31,
                                          APRIL 30,        ------------------------------------------------------------------
                                            2006             2005           2004           2003          2002          2001
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $  13.52        $  12.36       $  11.39       $   9.20       $ 10.94       $ 12.05
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                 0.03            0.02(a)        0.01(a)       (0.00)(a)      0.01(a)       0.02(a)
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                   1.72            1.14           0.96           2.19         (1.75)        (1.07)
=============================================================================================================================
    Total from investment operations           1.75            1.16           0.97           2.19         (1.74)        (1.05)
=============================================================================================================================
Less distributions:
  Dividends from net investment income           --              --             --             --            --         (0.04)
-----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains          --              --             --             --            --         (0.02)
=============================================================================================================================
    Total distributions                          --              --             --             --            --         (0.06)
=============================================================================================================================
Net asset value, end of period             $  15.27        $  13.52       $  12.36       $  11.39       $  9.20       $ 10.94
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(b)                               12.94%           9.38%          8.52%         23.80%       (15.90)%       (8.74)%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $132,922        $129,410       $150,190       $121,980       $94,387       $68,676
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                             1.22%(c)        1.35%          1.33%          1.42%         1.38%         1.27%
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                             1.30%(c)        1.37%          1.35%          1.42%         1.38%         1.36%
=============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                           0.39%(c)        0.15%          0.11%         (0.01)%        0.11%         0.17%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate(d)                        8%              9%            32%            41%           37%           18%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $132,009,997.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


                                                                              CLASS B
                                          --------------------------------------------------------------------------------
                                          SIX MONTHS
                                           ENDED                               YEAR ENDED OCTOBER 31,
                                          APRIL 30,        ---------------------------------------------------------------
                                            2006            2005          2004          2003          2002          2001
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $ 13.06         $ 12.02       $ 11.15       $  9.07       $ 10.86       $ 12.02
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)               (0.03)          (0.07)(a)     (0.07)(a)     (0.07)(a)     (0.06)(a)     (0.06)(a)
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                  1.66            1.11          0.94          2.15         (1.73)        (1.05)
==========================================================================================================================
    Total from investment operations          1.63            1.04          0.87          2.08         (1.79)        (1.11)
==========================================================================================================================
Less distributions:
  Dividends from net investment income          --              --            --            --            --         (0.03)
--------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains         --              --            --            --            --         (0.02)
==========================================================================================================================
    Total distributions                         --              --            --            --            --         (0.05)
==========================================================================================================================
Net asset value, end of period             $ 14.69         $ 13.06       $ 12.02       $ 11.15       $  9.07       $ 10.86
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                              12.48%           8.65%         7.80%        22.93%       (16.48)%       (9.25)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $68,571         $69,040       $84,896       $80,018       $63,977       $58,681
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                            1.97%(c)        2.03%         1.98%         2.07%         2.02%         1.95%
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                            2.05%(c)        2.05%         2.00%         2.07%         2.02%         2.04%
==========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                         (0.36)%(c)      (0.53)%       (0.54)%       (0.66)%       (0.53)%       (0.51)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate(d)                       8%              9%           32%           41%           37%           18%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $70,591,672.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


                                                                              CLASS C
                                          --------------------------------------------------------------------------------
                                          SIX MONTHS
                                           ENDED                               YEAR ENDED OCTOBER 31,
                                          APRIL 30,        ---------------------------------------------------------------
                                            2006            2005          2004          2003          2002          2001
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $ 13.06         $ 12.02       $ 11.15       $  9.07       $ 10.85       $ 12.02
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)               (0.03)          (0.07)(a)     (0.07)(a)     (0.07)(a)     (0.06)(a)     (0.06)(a)
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                  1.66            1.11          0.94          2.15         (1.72)        (1.06)
==========================================================================================================================
    Total from investment operations          1.63            1.04          0.87          2.08         (1.78)        (1.12)
==========================================================================================================================
Less distributions:
  Dividends from net investment income          --              --            --            --            --         (0.03)
--------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains         --              --            --            --            --         (0.02)
==========================================================================================================================
    Total distributions                         --              --            --            --            --         (0.05)
==========================================================================================================================
Net asset value, end of period             $ 14.69         $ 13.06       $ 12.02       $ 11.15       $  9.07       $ 10.85
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                              12.48%           8.65%         7.80%        22.93%       (16.41)%       (9.33)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $27,753         $26,593       $30,835       $26,566       $21,775       $20,680
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                            1.97%(c)        2.03%         1.98%         2.07%         2.02%         1.95%
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                            2.05%(c)        2.05%         2.00%         2.07%         2.02%         2.04%
==========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                         (0.36)%(c)      (0.53)%       (0.54)%       (0.66)%       (0.53)%       (0.51)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate(d)                       8%              9%           32%           41%           37%           18%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $27,414,551.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


                                                                         CLASS R
                                          ---------------------------------------------------------------------
                                                                                                  JUNE 3, 2002
                                          SIX MONTHS                                              (DATE SALES
                                           ENDED                YEAR ENDED OCTOBER 31,            COMMENCED) TO
                                          APRIL 30,        --------------------------------       OCTOBER 31,
                                            2006            2005         2004         2003           2002
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $13.44         $12.31       $11.36       $ 9.20          $ 11.60
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                0.01          (0.00)(a)    (0.01)(a)    (0.02)(a)        (0.00)(a)
---------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                  1.70           1.13         0.96         2.18            (2.40)
===============================================================================================================
    Total from investment operations          1.71           1.13         0.95         2.16            (2.40)
===============================================================================================================
Net asset value, end of period              $15.15         $13.44       $12.31       $11.36          $  9.20
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(b)                              12.72%          9.18%        8.36%       23.48%          (20.69)%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)    $1,609         $1,306       $  991       $  588          $     8
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                            1.47%(c)       1.53%        1.48%        1.57%            1.54%(d)
---------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                            1.55%(c)       1.55%        1.50%        1.57%            1.54%(d)
===============================================================================================================
Ratio of net investment income (loss) to
  average net assets                          0.14%(c)      (0.03)%      (0.04)%      (0.16)%          (0.05)%(d)
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate(e)                       8%             9%          32%          41%              37%
_______________________________________________________________________________________________________________
===============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,481,111.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


                                                                                   INVESTOR CLASS
                                                              ---------------------------------------------------------
                                                                                                     SEPTEMBER 30, 2003
                                                              SIX MONTHS       YEAR ENDED OCTOBER    (DATE SALES
                                                               ENDED                  31,            COMMENCED) TO
                                                              APRIL 30,        ------------------    OCTOBER 31,
                                                                2006            2005       2004          2003
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 13.55         $ 12.37    $ 11.39          $10.98
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.03            0.03(a)    0.03(a)         0.00(a)
-----------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          1.71            1.15       0.95            0.41
=======================================================================================================================
    Total from investment operations                              1.74            1.18       0.98            0.41
=======================================================================================================================
Net asset value, end of period                                 $ 15.29         $ 13.55    $ 12.37          $11.39
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(b)                                                  12.84%           9.54%      8.60%           3.73%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $64,562         $62,838    $70,548          $  178
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.22%(c)        1.28%      1.24%           1.25%(d)
-----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.30%(c)        1.30%      1.25%           1.25%(d)
=======================================================================================================================
Ratio of net investment income to average net assets              0.39%(c)        0.22%      0.20%           0.16%(d)
_______________________________________________________________________________________________________________________
=======================================================================================================================
Portfolio turnover rate(e)                                           8%              9%        32%             41%
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $64,539,659.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.


                                                                           INSTITUTIONAL CLASS
                                                              ---------------------------------------------
                                                                                              APRIL 30,
                                                                                                 2004
                                                              SIX MONTHS         YEAR         (DATE SALES
                                                                ENDED            ENDED        COMMENCED) TO
                                                              APRIL 30,        OCTOBER 31,    OCTOBER 31,
                                                                2006             2005            2004
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  13.63          $ 12.38         $ 12.62
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.06             0.10(a)         0.04(a)
-----------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    1.74             1.15           (0.28)
===========================================================================================================
    Total from investment operations                               1.80             1.25           (0.24)
===========================================================================================================
Less dividends from net investment income                         (0.03)              --              --
===========================================================================================================
Net asset value, end of period                                 $  15.40          $ 13.63         $ 12.38
___________________________________________________________________________________________________________
===========================================================================================================
Total return(b)                                                   13.19%           10.10%          (1.90)%
___________________________________________________________________________________________________________
===========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $133,039          $92,214         $18,745
___________________________________________________________________________________________________________
===========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   0.74%(c)         0.76%           0.80%(d)
-----------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                0.74%(c)         0.77%           0.81%(d)
===========================================================================================================
Ratio of net investment income to average net assets               0.87%(c)         0.74%           0.64%(d)
___________________________________________________________________________________________________________
===========================================================================================================
Portfolio turnover rate(e)                                            8%               9%             32%
___________________________________________________________________________________________________________
===========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $111,361,695.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES

On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

- that the defendants permitted improper market timing and related activity in the AIM Funds;

- that certain AIM Funds inadequately employed fair value pricing;

- that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

- that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred or conditionally transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan.

  On March 1, 2006, the MDL Court entered orders on Defendants' Motions to dismiss in the derivative and class action lawsuits. The MDL Court dismissed all derivative causes of action in the derivative lawsuit but two: (i) the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"); and (ii) the "control person liability" claim under Section 48 of the 1940 Act. The MDL Court dismissed all claims asserted in the class action lawsuit but three: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934; (ii) the excessive fee claim under Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and (iii) the "control person liability" claim under Section 48 of the 1940 Act. Based on the MDL Court's March 1, 2006 orders, all claims asserted against the Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the derivative lawsuit. Defendants filed their Original Answer in the class action lawsuit on March 31, 2006. The MDL Court has indefinitely deferred Defendants' obligation to answer the derivative lawsuit.

  On February 27, 2006, Judge Motz for the MDL Court issued a memorandum opinion on the AMVESCAP Defendants' motion to dismiss the ERISA lawsuit. Judge Motz granted the motion in part and denied the motion in part, holding that: (i) plaintiff has both constitutional and statutory standing to pursue her claims under ERISA sec. 502(a)(2); (ii) plaintiff lacks standing under ERISA sec. 502(a)(3) to obtain equitable relief; (iii) the motion is granted as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against certain AMVESCAP Defendants; (iv) the motion is denied as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against AMVESCAP and certain other AMVESCAP Defendants. The opinion also: (i) confirmed plaintiff's abandonment of her claims that defendants engaged in prohibited transactions and/or misrepresentation; (ii) postponed consideration of the duty to monitor and co-fiduciary duty claims until after any possible amendments to the complaints;
(iii) stated that plaintiff may seek leave to amend her complaint within 40 days of the date of filing of the memorandum opinion. On April 4, 2006, Judge Motz entered an Order implementing these rulings in the ERISA (Calderon) lawsuit against the AMVESCAP Defendants. On May 8, 2006, Plaintiff filed a Second Amended Class Action Complaint in order to comply with Judge Motz's Order. The remaining defendants are AVZ, Inc. (as Plan Sponsor) and AMVESCAP National Trust Company (as Plan Trustee and Asset Custodian), and the remaining claims are based on alleged breaches of Defendants' fiduciary duties caused by a failure to prudently and loyally manage Plan assets and failure to provide complete and accurate information to Plan Participants and Beneficiaries. Plaintiff removed certain Defendants and all claims against them, including AMVESCAP Retirement, Inc., IFG and AMVESCAP.

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Jack M. Fields                                                                  11 Greenway Plaza
Carl Frischling                   Todd L. Spillane                              Suite 100
Robert H. Graham                  Chief Compliance Officer                      Houston, TX 77046-1173
Vice Chair
Prema Mathai-Davis                Russell C. Burk                               TRANSFER AGENT
Lewis F. Pennock                  Senior Vice President and Senior Officer      AIM Investment Services, Inc.
Ruth H. Quigley                                                                 P.O. Box 4739
Larry Soll                        John M. Zerr                                  Houston, TX 77210-4739
Raymond Stickel, Jr.              Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President, Treasurer                     Boston, MA 02110-2801
                                  and Principal Financial Officer
                                                                                COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
                                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                  Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                  J. Philip Ferguson                            Kramer, Levin, Naftalis & Frankel LLP
                                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                  Karen Dunn Kelley
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

      DOMESTIC EQUITY                              INTERNATIONAL/GLOBAL EQUITY                 FIXED INCOME

AIM Basic Balanced Fund*                     AIM Asia Pacific Growth Fund                TAXABLE
AIM Basic Value Fund                         AIM China Fund
AIM Capital Development Fund                 AIM Developing Markets Fund                 AIM Enhanced Short Bond Fund
AIM Charter Fund                             AIM European Growth Fund                    AIM Floating Rate Fund
AIM Constellation Fund                       AIM European Small Company Fund(1)          AIM High Yield Fund
AIM Diversified Dividend Fund                AIM Global Aggressive Growth Fund           AIM Income Fund
AIM Dynamics Fund                            AIM Global Equity Fund                      AIM Intermediate Government Fund
AIM Large Cap Basic Value Fund               AIM Global Growth Fund                      AIM International Bond Fund
AIM Large Cap Growth Fund                    AIM Global Value Fund                       AIM Limited Maturity Treasury Fund
AIM Mid Cap Basic Value Fund                 AIM Japan Fund                              AIM Money Market Fund
AIM Mid Cap Core Equity Fund(1)              AIM International Core Equity Fund          AIM Short Term Bond Fund
AIM Opportunities I Fund                     AIM International Growth Fund               AIM Total Return Bond Fund
AIM Opportunities II Fund                    AIM International Small Company Fund(1)     Premier Portfolio
AIM Opportunities III Fund                   AIM Trimark Fund                            Premier U.S. Government Money Portfolio
AIM S&P 500 Index Fund
AIM Select Equity Fund                            SECTOR EQUITY                          TAX-FREE
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund                    AIM Advantage Health Sciences Fund          AIM High Income Municipal Fund(1)
AIM Structured Core Fund                     AIM Energy Fund                             AIM Municipal Bond Fund
AIM Structured Growth Fund                   AIM Financial Services Fund                 AIM Tax-Exempt Cash Fund
AIM Structured Value Fund                    AIM Global Health Care Fund                 AIM Tax-Free Intermediate Fund
AIM Summit Fund                              AIM Global Real Estate Fund                 Premier Tax-Exempt Portfolio
AIM Trimark Endeavor Fund                    AIM Gold & Precious Metals Fund
AIM Trimark Small Companies Fund             AIM Leisure Fund                                 AIM ALLOCATION SOLUTIONS
                                             AIM Multi-Sector Fund
                                             AIM Real Estate Fund(1)                     AIM Conservative Allocation Fund
                                             AIM Technology Fund                         AIM Growth Allocation Fund(2)
                                             AIM Utilities Fund                          AIM Moderate Allocation Fund
                                                                                         AIM Moderate Growth Allocation Fund
                                                                                         AIM Moderately Conservative Allocation Fund

                                                                                               DIVERSIFIED PORTFOLIOS

                                                                                         AIM Income Allocation Fund
                                                                                         AIM International Allocation Fund

                                             =======================================================================================
                                             CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR THIS
                                             AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR
                                             AND READ IT CAREFULLY BEFORE INVESTING.
                                             =======================================================================================

*Domestic equity and income fund



(1) This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus. (2) Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

   If used after July 20, 2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $419 billion in assets under management. Data as of April 30, 2006.

AIMinvestments.com               LCBV-SAR-1             A I M Distributors, Inc.

                              [YOUR GOALS. OUR SOLUTIONS.]--Registered Trademark--
--------------------------------------------------------------------------------
Mutual     Retirement   Annuities   College   Separately   Offshore   Cash                [AIM INVESTMENTS LOGO APPEARS HERE]
Funds      Products                 Savings   Managed      Products   Management               --Registered Trademark--
                                    Plans     Accounts
--------------------------------------------------------------------------------

                                                       AIM LARGE CAP GROWTH FUND
                              Semiannual Report to Shareholders o April 30, 2006


                                 [COVER IMAGE]


[YOUR GOALS. OUR SOLUTIONS.]              [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                      --Registered Trademark--

===================================================================================================================================
AIM LARGE CAP GROWTH FUND SEEKS TO PROVIDE LONG-TERM GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of  April 30, 2006, and is based on total net assets.
===================================================================================================================================

ABOUT SHARE CLASSES                        capitalization growth funds tracked by Lipper  o Industry classifications used in this
                                           Inc., an independent mutual fund performance   report are generally according to the
o Class B shares are not available as an   monitor.                                       Global Industry Classification Standard,
investment for retirement plans                                                           which was developed by and is the
maintained pursuant to Section 401 of the  o The unmanaged RUSSELL 1000--Registered       exclusive property and a service mark of
Internal Revenue Code, including 401(k)    Trademark-- GROWTH INDEX is a subset of        Morgan Stanley Capital International Inc.
plans, money purchase pension plans and    the unmanaged RUSSELL 1000(R) INDEX,           and Standard & Poor's
profit sharing plans. Plans that had       which represents the performance of the
existing accounts invested in Class B      stocks of large-capitalization companies;      The Fund provides a complete list of its
shares prior to September 30, 2003, will   the Growth subset measures the                 holdings four times in each fiscal year,
continue to be allowed to make additional  performance of Russell 1000 companies          at the quarter-ends. For the second and
purchases.                                 with higher price/book ratios and higher       fourth quarters, the lists appear in the
                                           forecasted growth values.                      Fund's semiannual and annual reports to
o Class R shares are available only to                                                    shareholders. For the first and third
certain retirement plans. Please see the   o The unmanaged STANDARD & POOR'S              quarters, the Fund files the lists with
prospectus for more information.           COMPOSITE INDEX OF 500 STOCKS (the S&P         the Securities and Exchange Commission
                                           500--Registered Trademark-- Index) is an       (SEC) on Form N-Q. The most recent list
o Investor Class shares are closed to      index of common stocks frequently used as      of portfolio holdings is available at
most investors. For more information on    a general measure of U.S. stock market         AIMinvestments.com. From our home page,
who may continue to invest in the          performance.                                   click on Products & Performance, then
Investor Class shares, please see the                                                     Mutual Funds, then Fund Overview. Select
prospectus.                                o The Fund is not managed to track the         your Fund from the drop-down menu and
                                           performance of any particular index,           click on Complete Quarterly Holdings.
PRINCIPAL RISKS OF INVESTING IN THE FUND   including the indexes defined here, and        Shareholders can also look up the Fund's
                                           consequently, the performance of the Fund      Forms N-Q on the SEC Web site at sec.gov.
o The Fund may invest up to 25% of its     may deviate significantly from the             Copies of the Fund's Forms N-Q may be
assets in the securities of non-U.S.       performance of the indexes.                    reviewed and copied at the SEC Public
issuers. International investing presents                                                 Reference Room at 450 Fifth Street, N.W.,
certain risks not associated with          o A direct investment cannot be made in        Washington, D.C. 20549-0102. You can
investing solely in the United States.     an index. Unless otherwise indicated,          obtain information on the operation of
These include risks relating to            index results include reinvested               the Public Reference Room, including
fluctuations in the value of the U.S.      dividends, and they do not reflect sales       information about duplicating fee
dollar relative to the values of other     charges. Performance of an index of funds      charges, by calling 202-942-8090 or
currencies, the custody arrangements made  reflects fund expenses; performance of a       800-732-0330, or by electronic request at
for the Fund's foreign holdings,           market index does not.                         the following e-mail address:
differences in accounting, political                                                      publicinfo@sec.gov. The SEC file numbers
risks and the lesser degree of public      OTHER INFORMATION                              for the Fund are 811-01424 and 002-25469.
information required to be provided by
non-U.S. companies.                        o The returns shown in management's            A description of the policies and
                                           discussion of Fund performance are based       procedures that the Fund uses to
o Although the fund's return during the    on net asset values calculated for             determine how to vote proxies relating to
reporting period was positively impacted   shareholder transactions. Generally            portfolio securities is available without
by its investments in initial public       accepted accounting principles require         charge, upon request, from our Client
offerings (IPOs), there can be no          adjustments to be made to the net assets       Services department at 800-959-4246 or on
assurance that the fund will have          of the Fund at period end for financial        the AIM Web site, AIMinvestments.com. On
favorable IPO investments opportunities    reporting purposes, and as such, the net       the home page, scroll down and click on
in the future.                             asset values for shareholder transactions      AIM Funds Proxy Policy. The information
                                           and the returns based on those net asset       is also available on the SEC Web site,
ABOUT INDEXES USED IN THIS REPORT          values may differ from the net asset           sec.gov.
                                           values and returns reported in the
o The unmanaged LIPPER LARGE-CAP GROWTH    Financial Highlights.                          Information regarding how the Fund voted
FUND INDEX represents an average of the                                                   proxies related to its portfolio
performance of the 30 largest large-                                                      securities during the 12 months ended
                                                                                          June 30, 2005, is available at our Web
                                                                                          site. Go to AIMinvestments.com, access
                                                                                          the About Us tab, click on Required
                                                                                          Notices and then click on Proxy Voting
                                                                                          Activity. Next, select the Fund from the
                                                                                          drop-down menu. The information is also
                                                                                          available on the SEC Web site, sec.gov.

                                                                                  =================================================
                                                                                  FUND NASDAQ SYMBOLS

                                                                                  Class A Shares                    LCGAX
                                                                                  Class B Shares                    LCGBX
                                                                                  Class C Shares                    LCGCX
                                                                                  Class R Shares                    LCRGX
                                                                                  Investor Class Shares             LCGIX

                                                                                  =================================================


==============================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
==============================================================================


=========================================================
NOT FDIC INSURED     MAY LOSE VALUE     NO BANK GUARANTEE
=========================================================

AIMinvestments.com

AIM LARGE CAP GROWTH FUND


                   DEAR FELLOW SHAREHOLDERS OF THE AIM FAMILY OF FUNDS --Registered Trademark--:

                   We're pleased to provide you with this semiannual
   [PHOTO OF       report, which includes a discussion of how your Fund
    ROBERT H.      was managed for the six months ended April 30, 2006,
    GRAHAM]        and what factors affected its performance. That
                   discussion begins on page 3.

                      It's been said nothing is certain but death
ROBERT H. GRAHAM   and taxes. We would venture to add that one other
                   thing is certain: Markets change--and change
                   often--in the short term. The period covered in this
   [PHOTO OF       report is a perfect example. Domestic and global
   PHILIP          equity markets were generally strong throughout the
   TAYLOR]         period, but they became considerably more volatile
                   and negative beginning in May, after the close of the reporting period. Inflation fears were the primary cause of this volatility and negativity:

PHILIP TAYLOR        o Amid signs of rising inflation, the U.S. Federal Reserve
                       Board stated that additional interest rate hikes might be needed to address inflation risks.

                     o The dollar remained weak, making imports more expensive
                       and thereby raising inflation.

                     o Oil prices remained at historically high levels,
                       threatening to reduce consumer spending--and possibly slowing the U.S. economy.

                     While we can't do anything about the ambiguity and
                  uncertainty surrounding death and taxes, we can suggest an alternative to reacting to fluctuating short-term market conditions: Maintain a diversified portfolio. AIM Investments --Registered Trademark-- can help by offering a broad product line that gives your advisor the necessary tools to build a portfolio that's right for you regardless of market conditions. AIM offers a comprehensive range of retail mutual funds, including domestic, global and international equity funds, taxable and tax-exempt fixed-income funds, and a variety of allocation portfolios--with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

                     We also believe in the value of a trusted financial
                  advisor; who can create an investment plan you can stick with for the long term. Your advisor can help allocate your portfolio appropriately and review your investments regularly to ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that's based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

                  OUR COMMITMENT TO YOU

                  In the short term, the one sure thing about markets is their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building solutions to help you achieve your investment goals, and we're pleased you've placed your trust in us.

                     Information about investing, the markets and your
                  Fund is always available on our Web site, AIMinvestments.com. If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.

                  Sincerely,

                  /s/ ROBERT H. GRAHAM                    /s/ PHILIP TAYLOR
                  -----------------------------------     ---------------------
                  Robert H. Graham                        Philip Taylor
                  President & Vice Chair -- AIM Funds     CEO, AIM Investments
                  Chair, AIM Investments

                  June 19, 2006

                  AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM LARGE CAP GROWTH FUND


                  DEAR FELLOW AIM FUND SHAREHOLDERS:

                  Having completed a year of transition and change at AIM
                  Funds--as well as my first full year as your board's
[PHOTO OF         independent chair--I can assure you that shareholder interests
BRUCE L.          are at the forefront of every decision your board makes. While
CROCKETT]         regulators and fund companies debate the value of an
                  independent board chair, this structure is working for you.
                  Our new structure has enabled the board to work more
BRUCE L. CROCKETT effectively with management to achieve benefits for the shareholders, as shown in the highlights of 2005 listed below:

                    o During 2005, management proposed, and your board approved, voluntary advisory fee reductions, which are saving shareholders more than $20 million annually, based on asset levels of March 31, 2005.

                    o Also during 2005, management proposed to your board the
                      merger of 14 funds into other AIM funds with similar objectives. In each case, the goal was for the resulting merged fund to benefit from strengthened management and greater efficiency. Your board carefully analyzed and discussed with management the rationale and proposed terms of each merger to ensure that the mergers were beneficial to the shareholders of all affected funds before approving them. Eight of these mergers were subsequently approved by shareholders of the target funds during 2005. The remaining six fund mergers were approved by shareholders in early 2006.

                    o Your board, through its Investments Committee and
                      Subcommittees, continued to closely monitor the portfolio performance of the funds. During the year, your board reviewed portfolio management changes made by the advisor at 11 funds with the objective of organizing management teams around common processes and shared investment views. Management believes these changes will lead to improved investment performance.

                    In 2006, your board will continue to focus on fund
                  expenses and investment performance. Although many funds have good performance, we are working with management to seek improvements for those funds currently performing below expectations. Eight in-person board meetings and several additional telephone and committee meetings are scheduled to take place this year. I'll inform you of our progress in my next semiannual letter to shareholders.

                    The AIM Funds board is pleased to welcome our newest
                  independent member, Raymond Stickel, Jr., a former partner with the international auditing firm of Deloitte & Touche. We also send our thanks and best wishes to Gerald J. Lewis, who retired from your board in December 2005, and to Edward K. Dunn, Jr., who retired in 2006.

                  Your board welcomes your views. Please mail them to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.


                  Sincerely,


                  /s/ BRUCE L. CROCKETT
                  --------------------------
                  Bruce L. Crockett
                  Independent Chair
                  AIM Funds Board

                  June 19, 2006

AIM LARGE CAP GROWTH FUND


MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

=====================================================================================

PERFORMANCE SUMMARY                         =========================================      Our fundamental analysis seeks to
                                                                                         determine the company's drivers of
For the six months ended April 30, 2006,    FUND VS. INDEXES                             earnings. To accomplish this goal, we
Class A shares of AIM Large Cap Growth                                                   examine financial statements and analyze
Fund, excluding sales charges,              CUMULATIVE TOTAL RETURNS,                    trends, growth rates and the competitive
outperformed the broad market index and     10/31/05-4/30/06, EXCLUDING                  landscape. We often meet with company
the Fund's style-specific index, the        APPLICABLE SALES CHARGES. IF SALES           management to evaluate proprietary
Russell 1000 Growth Index.                  CHARGES WERE INCLUDED, RETURNS WOULD BE      products and the quality of management.
                                            LOWER.                                       We believe stocks that pass our
   The Fund outperformed the broad market                                                quantitative and fundamental screens are
index as represented by the S&P 500 Index   Class A Shares                      10.67%   more likely to outperform.
largely due to strong stock selection and
overweight positions in the industrials     Class B Shares                      10.11       We construct the portfolio using a
and information technology sectors. The                                                  bottom-up strategy, focusing on stocks
Fund also outperformed the Russell 1000     Class C Shares                      10.22    rather than industries or sectors. While
Growth Index due to solid stock                                                          there are no formal sector guidelines or
selection, with the widest margin of out    Class R Shares                      10.43    constraints, internal controls and
performance in the industrials,                                                          proprietary software help us monitor risk
financials and information technology       Investor Class Shares               10.61    levels and sector concentration. Our sell
sectors.                                                                                 process is designed to avoid "high risk"
                                            S&P 500 Index                                situations we believe lead to
   Your Fund's long-term performance        (Broad Market Index)                 9.63    underperformance. Examples of "high risk"
appears on page 5.                                                                       situations include:
                                            Russell 1000 Growth Index
                                            (Style-specific Index)               7.06    o Deteriorating business prospects

                                            Lipper Large-Cap Growth Fund Index           o Extended valuation
                                            (Peer Group Index)                   6.56
                                                                                         o Slowing earnings growth
                                            SOURCE: LIPPER INC.
                                                                                         o Weakened balance sheet
                                            ==========================================

======================================================================================

HOW WE INVEST                               o Earnings--focus on companies exhibiting    MARKET CONDITIONS AND YOUR FUND
                                            strong growth in earnings, revenue and
We believe a growth investment strategy     cash flows                                   Domestic equities posted solid returns
is an essential component of a                                                           during the six-month reporting period,
diversified portfolio.                      o Quality--focus on companies with           leaving several major market indexes near
                                            sustainable earnings growth; focus on        multi-year highs. Strong economic growth,
   Our investment process combines          companies with management teams that         favorable corporate earnings results and
quantitative and fundamental analysis to    profitably reinvest shareholder cash flow    continued benign inflation supported
uncover companies exhibiting long-term,                                                  equities despite high energy prices and
sustainable earnings and cash flow growth   o Valuation--focus on companies that are     the U.S. Federal Reserve Board's (the
that is not yet reflected in investor       attractively valued given their growth       Fed) ongoing tightening campaign.
expectations or equity valuations.          potential                                    Although mixed signals from the Fed
                                                                                         created some market volatility, investors
   Our quantitative model ranks companies   o Risk assessment--avoid "high risk"         grew optimistic that the Fed would stop
based on factors we have found to be        companies as defined in the following        raising interest rates in the near
highly correlated with out performance in   paragraphs
the large-cap growth universe, including:                                                                             (continued)

=========================================   ========================================     ===========================================

PORTFOLIO COMPOSITION                       TOP 5 INDUSTRIES*                            TOP 10 EQUITY HOLDINGS*

By sector                                   1. Aerospace & Defense              8.3%     1.  Motorola,Inc.                      2.8%

              [PIE CHART]                   2. Communications Equipment         7.4      2.  Burlington Northern Santa Fe Corp. 2.6

FINANCIALS                         16.6%    3. Investment Banking & Brokerage   7.1      3.  Hewlett-Packard Co.                2.6

CONSUMER DISCRETIONARY              9.0%    4. Managed Health Care              6.2      4.  Goldman Sachs Group, Inc. (The)    2.6

ENERGY                              4.7%    5. Semiconductors                   4.8      5.  Lehman Brothers Holdings Inc.      2.6

CONSUMER STAPLES                    2.1%                                                 6.  Aetna Inc.                         2.3
                                            TOTAL NET ASSETS           $2.6 BILLION
TELECOMMUNICATION SERVICES          1.9%                                                 7.  Prudential Financial, Inc.         2.2
                                            TOTAL NUMBER OF HOLDINGS*            81
MATERIALS                           1.8%                                                 8.  Lockheed Martin Corp.              2.2

MONEY MARKET FUNDS PLUS                                                                  9.  Boeing Co. (The)                   2.0

OTHER ASSETS LESS LIABILITIES       2.0%                                                10. America Movil S.A. de C.V.-
                                                                                            Series L (Mexico)                   1.9
INFORMATION TECHNOLOGY             27.4%

INDUSTRIALS                        17.8%

HEALTH CARE                        16.7%

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding money market fund holdings.

=========================================   ========================================     ===========================================

AIM LARGE CAP GROWTH FUND


future. While small- and                    The Fund's underperformance in this                      GEOFFREY V. KEELING,
medium-capitalization stocks continued to   sector was driven primarily by two                       Chartered Financial Analyst,
lead the market higher, large-cap stocks    holdings--ALCON INC. and UNITEDHEALTH        [KEELING    senior portfolio manager, is
also performed well. Positive performance   GROUP. An overweight position also hurt      PHOTO]      co-manager of AIM Large Cap
was broad among S&P 500 sectors, with the   performance as investors appeared to                     Growth Fund. He joined AIM in
best returns found in materials, energy     rotate out of last year's strong                         1995 and assumed his present
and industrials.                            performers in the health care sector to      responsibilities in 1999. Mr. Keeling
                                            invest in other opportunities.               earned a B.B.A in finance from The
   The Fund enjoyed strong absolute and                                                  University of Texas at Austin.
relative performance during the reporting      Other key detractors during the period
period, led by solid stock selection in     included CONOCOPHILIPS and AUTODESK INC.                 ROBERT L. SHOSS, senior
the industrials, financials and             While we sold ConcocoPhilips due to lower                portfolio manager, is co-
information technology sectors. Positive    upside-to-earnings estimates, we             [SHOSS      manager of AIM Large Cap
performance was broad-based; significant    continued to own Autodesk.                   PHOTO]      Growth Fund. He joined AIM in
detractors to performance were                                                                       1995 and assumed his present
concentrated in the health care sector.        Our investment process led us to          responsibilities in 1999. Mr. Shoss
                                            reduce exposure to the health care sector    earned a B.A. from The University of
   The industrials sector benefited from    due to less upside-to-earnings estimates.    Texas at Austin and an M.B.A. and a J.D.
a broad-based rally during the reporting    Proceeds from these sales were primarily     from the University of Houston.
period, and the Fund outperformed the       invested in financials and industrials
benchmark Russell 1000 Growth Index in      stocks. Strong global demand is driving      Assisted by the Large/Multi-Cap Growth Team
this sector due to strong stock             better than expected growth for many
selection. Specific areas of strength for   companies in the industrials sector,
the Fund included the aerospace and         particularly equipment used in the
defense, machinery and transportation       construction and mining industries, as
industries, each of which continued to      well as the aerospace and defense
benefit from global economic expansion.     industries.
Examples of aerospace and defense
holdings that performed particularly well   IN CLOSING
include LOCKHEED MARTIN and BOEING.
Machinery holdings that performed well      During the reporting period, we
include KOMATSU and JOY GLOBAL. Railroad    considered the fundamentals of large-cap
holding BURLINGTON NORTHERN SANTA FE was    growth stocks to be attractive. As a
another key contributor as the company      group, large-cap growth companies boasted
continued to exceed expectations due to     healthy cash flows, strong balance sheets
strong demand growth and pricing gains.     and positive earnings growth.
                                            Additionally, large-cap growth stocks
   Financials stocks generally continued    were attractively priced relative to
to perform well during the reporting        other stocks with less attractive
period. Our investment process led us to    fundamentals. While large-cap growth
an overweight position in this sector.      stocks have lagged the broad market in
Many of the Fund's financial holdings       recent years, we believe investors have
contributed to performance, including       started to recognize and reward these
Lehman Brothers Holdings, GOLDMAN SACHS     characteristics. As always, we thank you
GROUP, BEAR STEARNS COMPANIES and           for your continued investment in AIM
UNIBANCO. Favorable capital markets and     Large Cap Growth Fund.
solid merger and acquisition activity
continued to drive these stocks during      The views and opinions expressed in
the reporting period.                       management's discussion of Fund
                                            performance are those of A I M Advisors,
   The Fund's outperformance in the         Inc. These views and opinions are subject
information technology sector was driven    to change at any time based on factors
largely by several communications           such as market and economic conditions.
equipment and semiconductor holdings. In    These views and opinions may not be
the communications equipment industry,      relied upon as investment advice or
cell phone maker NOKIA was a key            recommendations, or as an offer for a
contributor to performance as the company   particular security. The information is
benefited from growing demand for its       not a complete analysis of every aspect
products. NVIDIA CORPORATION, a graphics    of any market, country, industry,
chip supplier, reported significant         security or the Fund. Statements of fact
earnings upside to estimates due to         are from sources considered reliable, but
strong sales and margin expansion.          A I M Advisors, Inc. makes no
                                            representation or warranty as to their
   As noted, the health care sector was     completeness or accuracy. Although
the only sector that detracted from the     historical performance is no guarantee of
Fund's performance--on both an absolute     future results, these insights may help
and relative basis.                         you understand our investment management             [RIGHT ARROW GRAPHIC]
                                            philosophy.
                                                                                           FOR A PRESENTATION OF YOUR FUND'S
                                               See important Fund and index                LONG-TERM PERFORMANCE, PLEASE SEE PAGE 5.
                                            disclosures on the inside front cover.

AIM LARGE CAP GROWTH FUND

YOUR FUND'S LONG-TERM PERFORMANCE



====================================================================================================================================
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS
As of 4/30/06, including applicable sales    As of 3/31/06, most recent calendar
charges                                      quarter-end, including applicable sales
                                             charges

CLASS A SHARES                               CLASS A SHARES
Inception (3/1/99)               0.89%       Inception (3/1/99)                0.90%
 5 Years                        -0.82         5 Years                          1.38
 1 Year                         14.52         1 Year                           9.91

CLASS B SHARES                               CLASS B SHARES
Inception (4/5/99)              -0.46%       Inception (4/5/99)               -0.45%
 5 Years                        -0.77         5 Years                          1.46
 1 Year                         15.16         1 Year                          10.33

CLASS C SHARES                               CLASS C SHARES
Inception (4/5/99)              -0.44%       Inception (4/5/99)               -0.45%
 5 Years                        -0.37         5 Years                          1.84
 1 Year                         19.27         1 Year                          14.33

CLASS R SHARES                               CLASS R SHARES
Inception                        1.52%       Inception                         1.55%
 5 Years                         0.13         5 Years                          2.37
 1 Year                         20.74         1 Year                          15.94

INVESTOR CLASS SHARES                        INVESTOR CLASS SHARES
Inception                        1.77%       Inception                         1.79%
 5 Years                         0.41         5 Years                          2.65
 1 Year                         21.21         1 Year                          16.32

====================================================================================================================================

CLASS R SHARES' INCEPTION DATE IS JUNE 3,    TO CLASS A SHARES. CLASS A SHARES'          AND CLASS B AND CLASS C SHARE PERFORMANCE
2002. RETURNS SINCE THAT DATE ARE            INCEPTION DATE IS MARCH 1, 1999.            REFLECTS THE APPLICABLE CONTINGENT
HISTORICAL RETURNS. ALL OTHER RETURNS ARE                                                DEFERRED SALES CHARGE (CDSC) FOR THE
BLENDED RETURNS OF HISTORICAL CLASS R           THE PERFORMANCE DATA QUOTED REPRESENT    PERIOD INVOLVED. THE CDSC ON CLASS B
SHARE PERFORMANCE AND RESTATED CLASS A       PAST PERFORMANCE AND CANNOT GUARANTEE       SHARES DECLINES FROM 5% BEGINNING AT THE
SHARE PERFORMANCE (FOR PERIODS PRIOR TO      COMPARABLE FUTURE RESULTS; CURRENT          TIME OF PURCHASE TO 0% AT THE BEGINNING
THE INCEPTION DATE OF CLASS R SHARES) AT     PERFORMANCE MAY BE LOWER OR HIGHER.         OF THE SEVENTH YEAR. THE CDSC ON CLASS C
NET ASSET VALUE, ADJUSTED TO REFLECT THE     PLEASE VISIT AIMINVESTMENTS.COM FOR THE     SHARES IS 1% FOR THE FIRST YEAR AFTER
HIGHER RULE 12b-1 FEES APPLICABLE TO         MOST RECENT MONTH-END PERFORMANCE.          PURCHASE. CLASS R SHARES DO NOT HAVE A
CLASS R SHARES. CLASS A SHARES' INCEPTION    PERFORMANCE FIGURES REFLECT REINVESTED      FRONT-END SALES CHARGE; RETURNS SHOWN ARE
DATE IS MARCH 1, 1999.                       DISTRIBUTIONS, CHANGES IN NET ASSET VALUE   AT NET ASSET VALUE AND DO NOT REFLECT A
                                             AND THE EFFECT OF THE MAXIMUM SALES         0.75% CDSC THAT MAY BE IMPOSED ON A TOTAL
   INVESTOR CLASS SHARES' INCEPTION DATE     CHARGE UNLESS OTHERWISE STATED.             REDEMPTION OF RETIREMENT PLAN ASSETS
IS SEPTEMBER 30, 2003. RETURNS SINCE THAT    PERFORMANCE FIGURES DO NOT REFLECT          WITHIN THE FIRST YEAR. INVESTOR CLASS
DATE ARE HISTORICAL RETURNS. ALL OTHER       DEDUCTION OF TAXES A SHAREHOLDER WOULD      SHARES DO NOT HAVE A FRONT-END SALES
RETURNS ARE BLENDED RETURNS OF HISTORICAL    PAY ON FUND DISTRIBUTIONS OR SALE OF FUND   CHARGE OR A CDSC; THEREFORE, PERFORMANCE
INVESTOR CLASS SHARE PERFORMANCE AND         SHARES. INVESTMENT RETURN AND PRINCIPAL     IS AT NET ASSET VALUE.
RESTATED CLASS A SHARE PERFORMANCE (FOR      VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE
PERIODS PRIOR TO THE INCEPTION DATE OF       A GAIN OR LOSS WHEN YOU SELL SHARES.           THE PERFORMANCE OF THE FUND'S SHARE
INVESTOR CLASS SHARES) AT NET ASSET VALUE                                                CLASSES WILL DIFFER DUE TO DIFFERENT
AND REFLECT THE HIGHER RULE 12b-1 FEES          CLASS A SHARE PERFORMANCE REFLECTS THE   SALES CHARGE STRUCTURES AND CLASS
APPLICABLE                                   MAXIMUM 5.50% SALES CHARGE,                 EXPENSES.

AIM LARGE CAP GROWTH FUND


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested, to      The hypothetical account values and
                                             estimate the expenses that you paid over    expenses may not be used to estimate the
As a shareholder of the Fund, you incur      the period. Simply divide your account      actual ending account balance or expenses
two types of costs: (1) transaction          value by $1,000 (for example, an $8,600     you paid for the period. You may use this
costs, which may include sales charges       account value divided by $1,000 = 8.6),     information to compare the ongoing costs
(loads) on purchase payments; contingent     then multiply the result by the number in   of investing in the Fund and other funds.
deferred sales charges on redemptions;       the table under the heading entitled        To do so, compare this 5% hypothetical
and redemption fees, if any; and (2)         "Actual Expenses Paid During Period" to     example with the 5% hypothetical examples
ongoing costs, including management fees;    estimate the expenses you paid on your      that appear in the shareholder reports of
distribution and/or service fees (12b-1);    account during this period.                 the other funds.
and other Fund expenses. This example is
intended to help you understand your         HYPOTHETICAL EXAMPLE FOR COMPARISON            Please note that the expenses shown in
ongoing costs (in dollars) of investing      PURPOSES                                    the table are meant to highlight your
in the Fund and to compare these costs                                                   ongoing costs only and do not reflect any
with ongoing costs of investing in other     The table below also provides information   transactional costs, such as sales
mutual funds. The example is based on an     about hypothetical account values and       charges (loads) on purchase payments,
investment of $1,000 invested at the         hypothetical expenses based on the Fund's   contingent deferred sales charges on
beginning of the period and held for the     actual expense ratio and an assumed rate    redemptions, and redemption fees, if any.
entire period November 1, 2005, through      of return of 5% per year before expenses,   Therefore, the hypothetical information
April 30, 2006.                              which is not the Fund's actual return.      is useful in comparing ongoing costs
                                             The Fund's actual cumulative total          only, and will not help you determine the
ACTUAL EXPENSES                              returns at net asset value after expenses   relative total costs of owning different
                                             for the six months ended April 30, 2006,    funds. In addition, if these
The table below provides information         appear in the table "Fund vs. Indexes" on   transactional costs were included, your
about actual account values and actual       page 3.                                     costs would have been higher.
expenses. You may use the information in
this table,

====================================================================================================================================

                                                                                   HYPOTHETICAL
                                                  ACTUAL                  (5% ANNUAL RETURN BEFORE EXPENSES)

                BEGINNING             ENDING               EXPENSES          ENDING             EXPENSES        ANNUALIZED
SHARE         ACCOUNT VALUE        ACCOUNT VALUE          PAID DURING     ACCOUNT VALUE        PAID DURING       EXPENSE
CLASS            (11/1/05)          (4/30/06)(1)           PERIOD(2)       (4/30/06)            PERIOD(2)         RATIO
  A             $ 1,000.00          $ 1,106.70              $  6.74        $ 1,018.40           $  6.46           1.29%
  B               1,000.00            1,101.10                10.63          1,014.68             10.19           2.04
  C               1,000.00            1,102.20                10.63          1,014.68             10.19           2.04
  R               1,000.00            1,104.30                 8.03          1,017.16              7.70           1.54
Investor          1,000.00            1,106.10                 6.63          1,018.50              6.36           1.27


(1) The actual ending account value is based on the actual total return of the Fund for the period
November 1, 2005, through April 30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of
5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended April 30, 2006, appear in the table "Fund vs. Indexes" on page 3.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

                                        [ARROW     For More Information Visit
                                        BUTTON          AIMInvestments.com
                                        IMAGE]

AIM LARGE CAP GROWTH FUND


APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Equity Funds    o The quality of services to be provided    although the total management fees paid
(the "Board") oversees the management of     by AIM. The Board reviewed the              by one of these unaffiliated mutual funds
AIM Large Cap Growth Fund (the "Fund")       credentials and experience of the           were higher than the advisory fee rate
and, as required by law, determines          officers and employees of AIM who will      for the Fund (data on the total
annually whether to approve the              provide investment advisory services to     management fees paid by the other
continuance of the Fund's advisory           the Fund. In reviewing the qualifications   unaffiliated mutual fund was
agreement with A I M Advisors, Inc.          of AIM to provide investment advisory       unavailable); (iii) was lower than the
("AIM"). Based upon the recommendation of    services, the Board reviewed the            advisory fee rates for an offshore fund
the Investments Committee of the Board,      qualifications of AIM's investment          for which an AIM affiliate serves as
at a meeting held on June 30, 2005, the      personnel and considered such issues as     advisor with investment strategies
Board, including all of the independent      AIM's portfolio and product review          comparable to those of the Fund; and (iv)
trustees, approved the continuance of the    process, various back office support        was higher than the advisory fee rates
advisory agreement (the "Advisory            functions provided by AIM and AIM's         for six separately managed wrap accounts
Agreement") between the Fund and AIM for     equity and fixed income trading             managed by an AIM affiliate with
another year, effective July 1, 2005.        operations. Based on the review of these    investment strategies comparable to those
                                             and other factors, the Board concluded      of the Fund. The Board noted that AIM has
   The Board considered the factors          that the quality of services to be          agreed to waive advisory fees of the Fund
discussed below in evaluating the            provided by AIM was appropriate and that    and to limit the Fund's total operating
fairness and reasonableness of the           AIM currently is providing satisfactory     expenses, as discussed below. Based on
Advisory Agreement at the meeting on June    services in accordance with the terms of    this review, the Board concluded that the
30, 2005 and as part of the Board's          the Advisory Agreement.                     advisory fee rate for the Fund under the
ongoing oversight of the Fund. In their                                                  Advisory Agreement was fair and
deliberations, the Board and the             o The performance of the Fund relative to   reasonable.
independent trustees did not identify any    comparable funds. The Board reviewed the
particular factor that was controlling,      performance of the Fund during the past     o Fees relative to those of comparable
and each trustee attributed different        one, three and five calendar years          funds with other advisors. The Board
weights to the various factors.              against the performance of funds advised    reviewed the advisory fee rate for the
                                             by other advisors with investment           Fund under the Advisory Agreement. The
   One of the responsibilities of the        strategies comparable to those of the       Board compared effective contractual
Senior Officer of the Fund, who is           Fund. The Board noted that the Fund's       advisory fee rates at a common asset
independent of AIM and AIM's affiliates,     performance for such periods was above      level and noted that the Fund's rate was
is to manage the process by which the        the median performance of such comparable   below the median rate of the funds
Fund's proposed management fees are          funds. Based on this review, the Board      advised by other advisors with investment
negotiated to ensure that they are           concluded that no changes should be made    strategies comparable to those of the
negotiated in a manner which is at arm's     to the Fund and that it was not necessary   Fund that the Board reviewed. The Board
length and reasonable. To that end, the      to change the Fund's portfolio management   noted that AIM has agreed to waive
Senior Officer must either supervise a       team at this time.                          advisory fees of the Fund and to limit
competitive bidding process or prepare an                                                the Fund's total operating expenses, as
independent written evaluation. The          o The performance of the Fund relative to   discussed below. Based on this review,
Senior Officer has recommended an            indices. The Board reviewed the             the Board concluded that the advisory fee
independent written evaluation in lieu of    performance of the Fund during the past     rate for the Fund under the Advisory
a competitive bidding process and, upon      one, three and five calendar years          Agreement was fair and reasonable.
the direction of the Board, has prepared     against the performance of the Lipper
such an independent written evaluation.      Large-Cap Growth Fund Index. The Board      o Expense limitations and fee waivers.
Such written evaluation also considered      noted that the Fund's performance for       The Board noted that AIM has
certain of the factors discussed below.      such periods was above the performance of   contractually agreed to waive advisory
In addition, as discussed below, the         such Index. Based on this review, the       fees of the Fund through December 31,
Senior Officer made certain                  Board concluded that no changes should be   2009 to the extent necessary so that the
recommendations to the Board in              made to the Fund and that it was not        advisory fees payable by the Fund do not
connection with such written evaluation.     necessary to change the Fund's portfolio    exceed a specified maximum advisory fee
                                             management team at this time.               rate, which maximum rate includes
   The discussion below serves as a                                                      breakpoints and is based on net asset
summary of the Senior Officer's              o Meeting with the Fund's portfolio         levels. The Board considered the
independent written evaluation and           managers and investment personnel. With     contractual nature of this fee waiver and
recommendations to the Board in              respect to the Fund, the Board is meeting   noted that it remains in effect until
connection therewith, as well as a           periodically with such Fund's portfolio     December 31, 2009. The Board noted that
discussion of the material factors and       managers and/or other investment            AIM has contractually agreed to waive
the conclusions with respect thereto that    personnel and believes that such            fees and/or limit expenses of the Fund
formed the basis for the Board's approval    individuals are competent and able to       through December 31, 2009 in an amount
of the Advisory Agreement. After             continue to carry out their                 necessary to limit total annual operating
consideration of all of the factors below    responsibilities under the Advisory         expenses to a specified percentage of
and based on its informed business           Agreement.                                  average daily net assets for each class
judgment, the Board determined that the                                                  of the Fund. The Board considered the
Advisory Agreement is in the best            o Overall performance of AIM. The Board     contractual nature of this fee
interests of the Fund and its                considered the overall performance of AIM   waiver/expense limitation and noted that
shareholders and that the compensation to    in providing investment advisory and        it remains in effect through December 31,
AIM under the Advisory Agreement is fair     portfolio administrative services to the    2009. The Board considered the effect
and reasonable and would have been           Fund and concluded that such performance    these fee waivers/expense limitations
obtained through arm's length                was satisfactory.                           would have on the Fund's estimated
negotiations.                                                                            expenses and concluded that the levels of
                                             o Fees relative to those of clients of      fee waivers/expense limitations for the
o The nature and extent of the advisory      AIM with comparable investment              Fund were fair and reasonable.
services to be provided by AIM. The Board    strategies. The Board reviewed the
reviewed the services to be provided by      advisory fee rate for the Fund under the    o Breakpoints and economies of scale. The
AIM under the Advisory Agreement. Based      Advisory Agreement. The Board noted that    Board reviewed the structure of the
on such review, the Board concluded that     this rate (i) was the same as the           Fund's advisory fee under the Advisory
the range of services to be provided by      advisory fee rates for a variable           Agreement, noting that it includes two
AIM under the Advisory Agreement was         insurance fund advised by AIM and offered   breakpoints. The Board reviewed the level
appropriate and that AIM currently is        to insurance company separate accounts      of the Fund's advisory fees, and noted
providing services in accordance with the    with investment strategies comparable to    that such fees, as a
terms of the Advisory Agreement.             those of the Fund; (ii) was higher than
                                             the sub-advisory fee rates for two
                                             unaffiliated mutual funds for which an                                      (continued)
                                             AIM affiliate serves as sub-advisor,

AIM LARGE CAP GROWTH FUND


percentage of the Fund's net assets,         the Board that the Board consider           o Other factors and current trends. In
would decrease as net assets increase        implementing a process to assist them in    determining whether to continue the
because the Advisory Agreement includes      more closely monitoring the performance     Advisory Agreement for the Fund, the
breakpoints. The Board noted that, due to    of the AIM Funds. The Board concluded       Board considered the fact that AIM, along
the Fund's current asset levels and the      that it would be advisable to implement     with others in the mutual fund industry,
way in which the advisory fee breakpoints    such a process as soon as reasonably        is subject to regulatory inquiries and
have been structured, the Fund has yet to    practicable.                                litigation related to a wide range of
benefit from the breakpoints. The Board                                                  issues. The Board also considered the
noted that AIM has contractually agreed      o Profitability of AIM and its              governance and compliance reforms being
to waive advisory fees of the Fund           affiliates. The Board reviewed              undertaken by AIM and its affiliates,
through December 31, 2009 to the extent      information concerning the profitability    including maintaining an internal
necessary so that the advisory fees          of AIM's (and its affiliates') investment   controls committee and retaining an
payable by the Fund do not exceed a          advisory and other activities and its       independent compliance consultant, and
specified maximum advisory fee rate,         financial condition. The Board considered   the fact that AIM has undertaken to cause
which maximum rate includes breakpoints      the overall profitability of AIM, as well   the Fund to operate in accordance with
and is based on net asset levels. The        as the profitability of AIM in connection   certain governance policies and
Board concluded that the Fund's fee          with managing the Fund. The Board noted     practices. The Board concluded that these
levels under the Advisory Agreement          that AIM's operations remain profitable,    actions indicated a good faith effort on
therefore would reflect economies of         although increased expenses in recent       the part of AIM to adhere to the highest
scale at higher asset levels and that it     years have reduced AIM's profitability.     ethical standards, and determined that
was not necessary to change the advisory     Based on the review of the profitability    the current regulatory and litigation
fee breakpoints in the Fund's advisory       of AIM's and its affiliates' investment     environment to which AIM is subject
fee schedule.                                advisory and other activities and its       should not prevent the Board from
                                             financial condition, the Board concluded    continuing the Advisory Agreement for the
o Investments in affiliated money            that the compensation to be paid by the     Fund.
market funds. The Board also took into       Fund to AIM under its Advisory Agreement
account the fact that uninvested cash and    was not excessive.
cash collateral from securities lending
arrangements (collectively, "cash            o Benefits of soft dollars to AIM. The
balances") of the Fund may be invested in    Board considered the benefits realized by
money market funds advised by AIM            AIM as a result of brokerage transactions
pursuant to the terms of an SEC exemptive    executed through "soft dollar"
order. The Board found that the Fund may     arrangements. Under these arrangements,
realize certain benefits upon investing      brokerage commissions paid by the Fund
cash balances in AIM advised money market    and/or other funds advised by AIM are
funds, including a higher net return,        used to pay for research and execution
increased liquidity, increased               services. This research is used by AIM in
diversification or decreased transaction     making investment decisions for the Fund.
costs. The Board also found that the Fund    The Board concluded that such
will not receive reduced services if it      arrangements were appropriate.
invests its cash balances in such money
market funds. The Board noted that, to       o AIM's financial soundness in light of
the extent the Fund invests in affiliated    the Fund's needs. The Board considered
money market funds, AIM has voluntarily      whether AIM is financially sound and has
agreed to waive a portion of the advisory    the resources necessary to perform its
fees it receives from the Fund               obligations under the Advisory Agreement,
attributable to such investment. The         and concluded that AIM has the financial
Board further determined that the            resources necessary to fulfill its
proposed securities lending program and      obligations under the Advisory Agreement.
related procedures with respect to the
lending Fund is in the best interests of     o Historical relationship between the
the lending Fund and its respective          Fund and AIM. In determining whether to
shareholders. The Board therefore            continue the Advisory Agreement for the
concluded that the investment of cash        Fund, the Board also considered the prior
collateral received in connection with       relationship between AIM and the Fund, as
the securities lending program in the        well as the Board's knowledge of AIM's
money market funds according to the          operations, and concluded that it was
procedures is in the best interests of       beneficial to maintain the current
the lending Fund and its respective          relationship, in part, because of such
shareholders.                                knowledge. The Board also reviewed the
                                             general nature of the non-investment
o Independent written evaluation and         advisory services currently performed by
recommendations of the Fund's Senior         AIM and its affiliates, such as
Officer. The Board noted that, upon their    administrative, transfer agency and
direction, the Senior Officer of the         distribution services, and the fees
Fund, who is independent of AIM and AIM's    received by AIM and its affiliates for
affiliates, had prepared an independent      performing such services. In addition to
written evaluation in order to assist the    reviewing such services, the trustees
Board in determining the reasonableness      also considered the organizational
of the proposed management fees of the       structure employed by AIM and its
AIM Funds, including the Fund. The Board     affiliates to provide those services.
noted that the Senior Officer's written      Based on the review of these and other
evaluation had been relied upon by the       factors, the Board concluded that AIM and
Board in this regard in lieu of a            its affiliates were qualified to continue
competitive bidding process. In              to provide non-investment advisory
determining whether to continue the          services to the Fund, including
Advisory Agreement for the Fund, the         administrative, transfer agency and
Board considered the Senior Officer's        distribution services, and that AIM and
written evaluation and the recommendation    its affiliates currently are providing
made by the Senior Officer to                satisfactory non-investment advisory
                                             services.


SUPPLEMENT TO SEMIANNUAL REPORT DATED 4/30/06

AIM LARGE CAP GROWTH FUND

INSTITUTIONAL CLASS SHARES                   ========================================         INSTITUTIONAL CLASS SHARES HAVE NO
                                                                                          SALES CHARGE; THEREFORE, PERFORMANCE IS
The following information has been           AVERAGE ANNUAL TOTAL RETURNS                 AT NAV. PERFORMANCE OF INSTITUTIONAL
prepared to provide Institutional Class      For periods ended 4/30/06                    CLASS SHARES WILL DIFFER FROM
shareholders with a performance overview                                                  PERFORMANCE OF OTHER SHARE CLASSES DUE
specific to their holdings.                  Inception                          1.85%     TO DIFFERING SALES CHARGES AND CLASS
Institutional Class shares are offered        5 Years                           0.52      EXPENSES.
exclusively to institutional investors,       1 Year                           21.72
including defined contribution plans          6 Months*                        10.87          PLEASE NOTE THAT PAST PERFORMANCE IS
that meet certain criteria.                                                               NOT INDICATIVE OF FUTURE RESULTS. MORE
                                             ========================================     RECENT RETURNS MAY BE MORE OR LESS THAN
                                                                                          THOSE SHOWN. ALL RETURNS ASSUME
                                             AVERAGE ANNUAL TOTAL RETURNS                 REINVESTMENT OF DISTRIBUTIONS AT NET
                                             For periods ended 3/31/06, most recent       ASSET VALUE. INVESTMENT RETURN AND
                                             calendar quarter-end                         PRINCIPAL VALUE WILL FLUCTUATE SO YOUR
                                                                                          SHARES, WHEN REDEEMED, MAY BE WORTH MORE
                                             Inception                          1.87%     OR LESS THAN THEIR ORIGINAL COST. SEE
                                              5 Years                           2.76      FULL REPORT FOR INFORMATION ON
                                              1 Year                           16.94      COMPARATIVE BENCHMARKS. PLEASE CONSULT
                                              6 Months*                         9.37      YOUR FUND PROSPECTUS FOR MORE
                                                                                          INFORMATION. FOR THE MOST CURRENT
                                             *Cumulative total return that has not        MONTH-END PERFORMANCE, PLEASE CALL
                                             been annualized                              800-451-4246 OR VISIT
                                                                                          AIMINVESTMENTS.COM.
                                             ========================================

                                             INSTITUTIONAL CLASS SHARES' INCEPTION
                                             DATE IS APRIL 30, 2004. RETURNS SINCE
                                             THAT DATE ARE HISTORICAL RETURNS. ALL
                                             OTHER RETURNS ARE BLENDED RETURNS OF
                                             HISTORICAL INSTITUTIONAL CLASS SHARE
                                             PERFORMANCE AND RESTATED CLASS A SHARE
                                             PERFORMANCE (FOR PERIODS PRIOR TO THE
                                             INCEPTION DATE OF INSTITUTIONAL CLASS
                                             SHARES) AT NET ASSET VALUE (NAV) AND
                                             REFLECT THE HIGHER RULE 12b-1 FEES
                                             APPLICABLE TO CLASS A SHARES. CLASS A
                                             SHARES' INCEPTION DATE IS MARCH 1, 1999.

========================================
NASDAQ SYMBOL                      LCIGX
========================================

                                                                                       Over for information on your Fund's expenses.

==========================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES
CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
==========================================================================

                                                 FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

[YOUR GOALS. OUR SOLUTIONS.]                             [AIM INVESTMENTS LOGO]
  --Registered Trademark--                              --Registered Trademark--

AIMinvestments.com                  LCG-INS-2           A I M Distributors, Inc.

INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      estimate the expenses that you paid over     six months ended April 30, 2006, appears
                                             the period. Simply divide your account       in the table on the front of this
As a shareholder of the Fund, you incur      value by $1,000 (for example, an $8,600      supplement.
ongoing costs, including management fees     account value divided by $1,000 = 8.6),
and other Fund expenses. This example is     then multiply the result by the number           The hypothetical account values and
intended to help you understand your         in the table under the heading entitled      expenses may not be used to estimate the
ongoing costs (in dollars) of investing      "Actual Expenses Paid During Period" to      actual ending account balance or
in the Fund and to compare these costs       estimate the expenses you paid on your       expenses you paid for the period. You
with ongoing costs of investing in other     account during this period.                  may use this information to compare the
mutual funds. The example is based on an                                                  ongoing costs of investing in the Fund
investment of $1,000 invested at the         HYPOTHETICAL EXAMPLE FOR                     and other funds. To do so, compare this
beginning of the period and held for the     COMPARISON PURPOSES                          5% hypothetical example with the 5%
entire period November 1, 2005, through                                                   hypothetical examples that appear in the
April 30, 2006.                              The table below also provides                shareholder reports of the other funds.
                                             information about hypothetical account
ACTUAL EXPENSES                              values and hypothetical expenses based           Please note that the expenses shown
                                             on the Fund's actual expense ratio and       in the table are meant to highlight your
The table below provides information         an assumed rate of return of 5% per year     ongoing costs only. Therefore, the
about actual account values and actual       before expenses, which is not the Fund's     hypothetical information is useful in
expenses. You may use the information in     actual return. The Fund's actual             comparing ongoing costs only, and will
this table, together with the amount you     cumulative total return after expenses       not help you determine the relative
invested, to                                 for the                                      total costs of owning different funds.

====================================================================================================================================

                                                    ACTUAL                           HYPOTHETICAL
                                                                          (5% ANNUAL RETURN BEFORE EXPENSES)

                       BEGINNING          ENDING               EXPENSES        ENDING            EXPENSES          ANNUALIZED
SHARE                ACCOUNT VALUE     ACCOUNT VALUE         PAID DURING    ACCOUNT VALUE       PAID DURING         EXPENSE
CLASS                  (11/1/05)        (4/30/06)(1)          PERIOD(2)       (4/30/06)          PERIOD(2)           RATIO
Institutional          $1,000.00         $1,108.70              $4.03         $1,020.98            $3.86             0.77%

(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2005 through April
    30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended April 30, 2006, appears in the table on the front of this supplement.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIMinvestments.com                  LCG-INS-2           A I M Distributors, Inc.

AIM LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

April 30, 2006
(Unaudited)

                                                 SHARES         VALUE
--------------------------------------------------------------------------
DOMESTIC COMMON STOCKS & OTHER EQUITY
  INTERESTS-83.89%

AEROSPACE & DEFENSE-8.26%

Boeing Co. (The)                                  633,513   $   52,866,660
--------------------------------------------------------------------------
General Dynamics Corp.                            497,120       32,621,015
--------------------------------------------------------------------------
Lockheed Martin Corp.                             758,139       57,542,750
--------------------------------------------------------------------------
Northrop Grumman Corp.                            490,900       32,841,210
--------------------------------------------------------------------------
Precision Castparts Corp.                         623,782       39,285,790
==========================================================================
                                                               215,157,425
==========================================================================

APPLICATION SOFTWARE-1.52%

Autodesk, Inc.(a)                                 470,769       19,791,129
--------------------------------------------------------------------------
BEA Systems, Inc.(a)(b)                         1,500,000       19,875,000
==========================================================================
                                                                39,666,129
==========================================================================

BIOTECHNOLOGY-1.36%

Gilead Sciences, Inc.(a)                          615,527       35,392,803
==========================================================================

COMMUNICATIONS EQUIPMENT-6.21%

Cisco Systems, Inc.(a)                          1,934,319       40,523,983
--------------------------------------------------------------------------
Harris Corp.(b)                                   434,400       20,230,008
--------------------------------------------------------------------------
Motorola, Inc.                                  3,356,381       71,658,734
--------------------------------------------------------------------------
Tellabs, Inc.(a)                                1,855,628       29,411,704
==========================================================================
                                                               161,824,429
==========================================================================

COMPUTER & ELECTRONICS RETAIL-1.54%

Best Buy Co., Inc.                                351,000       19,887,660
--------------------------------------------------------------------------
Circuit City Stores, Inc.                         700,000       20,125,000
==========================================================================
                                                                40,012,660
==========================================================================

COMPUTER HARDWARE-4.35%

Apple Computer, Inc.(a)                           647,655       45,588,435
--------------------------------------------------------------------------
Hewlett-Packard Co.                             2,087,000       67,764,890
==========================================================================
                                                               113,353,325
==========================================================================

COMPUTER STORAGE & PERIPHERALS-1.63%

Seagate Technology(a)(b)                          946,484       25,138,615
--------------------------------------------------------------------------
Western Digital Corp.(a)(b)                       829,000       17,442,160
==========================================================================
                                                                42,580,775
==========================================================================

CONSTRUCTION & ENGINEERING-0.92%

McDermott International, Inc.(a)(b)               394,454       23,982,803
==========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-1.16%

Joy Global Inc.                                   461,355       30,306,410
==========================================================================

CONSUMER FINANCE-0.84%

SLM Corp.                                         416,460       22,022,405
==========================================================================

                                                 SHARES         VALUE
--------------------------------------------------------------------------

DEPARTMENT STORES-2.72%

J.C. Penney Co., Inc.                             434,463   $   28,439,948
--------------------------------------------------------------------------
Nordstrom, Inc.                                 1,107,809       42,462,319
==========================================================================
                                                                70,902,267
==========================================================================

DIVERSIFIED METALS & MINING-1.81%

Phelps Dodge Corp.                                548,356       47,262,804
==========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-0.85%

Agilent Technologies, Inc.(a)                     573,447       22,031,834
==========================================================================

ELECTRONIC MANUFACTURING SERVICES-0.75%

Jabil Circuit, Inc.(a)                            499,495       19,475,310
==========================================================================

ENVIRONMENTAL & FACILITIES SERVICES-1.07%

Waste Management, Inc.                            745,000       27,907,700
==========================================================================

HEALTH CARE DISTRIBUTORS-3.18%

AmerisourceBergen Corp.                           524,000       22,610,600
--------------------------------------------------------------------------
Cardinal Health, Inc.                             360,000       24,246,000
--------------------------------------------------------------------------
McKesson Corp.                                    739,000       35,908,010
==========================================================================
                                                                82,764,610
==========================================================================

HEALTH CARE SERVICES-1.55%

Caremark Rx, Inc.(a)                              438,340       19,966,387
--------------------------------------------------------------------------
Express Scripts, Inc.(a)                          261,109       20,403,057
==========================================================================
                                                                40,369,444
==========================================================================

HEALTH CARE SUPPLIES-0.77%

Alcon, Inc.                                       196,048       19,940,042
==========================================================================

HOME IMPROVEMENT RETAIL-0.77%

Home Depot, Inc. (The)                            502,033       20,046,178
==========================================================================

HOUSEHOLD PRODUCTS-0.95%

Procter & Gamble Co. (The)                        423,993       24,680,633
==========================================================================

INTEGRATED OIL & GAS-2.09%

Marathon Oil Corp.                                240,000       19,046,400
--------------------------------------------------------------------------
Occidental Petroleum Corp.                        346,000       35,548,040
==========================================================================
                                                                54,594,440
==========================================================================

INTERNET SOFTWARE & SERVICES-1.68%

Google Inc.-Class A(a)                            104,777       43,790,499
==========================================================================

INVESTMENT BANKING & BROKERAGE-7.06%

Bear Stearns Cos. Inc.                            173,800       24,768,238
--------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                   422,605       67,739,355
--------------------------------------------------------------------------

AIM LARGE CAP GROWTH FUND

                                                 SHARES         VALUE
--------------------------------------------------------------------------
INVESTMENT BANKING & BROKERAGE-(CONTINUED)

Lehman Brothers Holdings Inc.                     441,958   $   66,801,952
--------------------------------------------------------------------------
Schwab (Charles) Corp. (The)                    1,375,000       24,612,500
==========================================================================
                                                               183,922,045
==========================================================================

IT CONSULTING & OTHER SERVICES-1.13%

Accenture Ltd.-Class A(b)                       1,013,430       29,460,410
==========================================================================

LIFE & HEALTH INSURANCE-2.22%

Prudential Financial, Inc.                        740,619       57,864,562
==========================================================================

MANAGED HEALTH CARE-6.16%

Aetna Inc.                                      1,574,856       60,631,956
--------------------------------------------------------------------------
CIGNA Corp.                                       321,649       34,416,443
--------------------------------------------------------------------------
UnitedHealth Group Inc.                           858,775       42,715,468
--------------------------------------------------------------------------
WellPoint Inc.(a)                                 321,345       22,815,495
==========================================================================
                                                               160,579,362
==========================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.84%

Devon Energy Corp.                                365,908       21,994,730
==========================================================================

OIL & GAS REFINING & MARKETING-1.72%

Valero Energy Corp.                               690,659       44,713,264
==========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-0.82%

JPMorgan Chase & Co.                              470,000       21,328,600
==========================================================================

PHARMACEUTICALS-0.80%

Allergan, Inc.                                    202,386       20,789,090
==========================================================================

PROPERTY & CASUALTY INSURANCE-0.82%

Chubb Corp. (The)                                 412,200       21,244,788
==========================================================================

RAILROADS-3.42%

Burlington Northern Santa Fe Corp.                861,424       68,509,051
--------------------------------------------------------------------------
CSX Corp.                                         300,000       20,547,000
==========================================================================
                                                                89,056,051
==========================================================================

RESTAURANTS-0.89%

Darden Restaurants, Inc.                          588,902       23,320,519
==========================================================================

SEMICONDUCTOR EQUIPMENT-0.97%

Lam Research Corp.(a)                             515,177       25,181,852
==========================================================================

SEMICONDUCTORS-4.85%

Broadcom Corp.-Class A(a)                         667,600       27,445,036
--------------------------------------------------------------------------
Freescale Semiconductor Inc.-Class A(a)(b)        260,000        8,221,200
--------------------------------------------------------------------------
Freescale Semiconductor Inc.-Class B(a)           602,208       19,071,927
--------------------------------------------------------------------------
Marvell Technology Group Ltd.(a)                  347,500       19,838,775
--------------------------------------------------------------------------
National Semiconductor Corp.                      727,500       21,810,450
--------------------------------------------------------------------------
SEMICONDUCTORS-(CONTINUED)

NVIDIA Corp.(a)                                 1,030,512   $   30,111,561
==========================================================================
                                                               126,498,949
==========================================================================

                                                 SHARES         VALUE
--------------------------------------------------------------------------

SOFT DRINKS-1.20%

PepsiCo, Inc.                                     537,834       31,323,452
==========================================================================

SPECIALIZED FINANCE-1.55%

CIT Group, Inc.                                   388,000       20,955,880
--------------------------------------------------------------------------
Moody's Corp.                                     312,112       19,354,065
==========================================================================
                                                                40,309,945
==========================================================================

SPECIALTY STORES-1.15%

Office Depot, Inc.(a)(b)                          736,500       29,887,170
==========================================================================

SYSTEMS SOFTWARE-2.31%

Microsoft Corp.                                 1,657,662       40,032,537
--------------------------------------------------------------------------
Red Hat, Inc.(a)(b)                               686,212       20,167,771
==========================================================================
                                                                60,200,308
==========================================================================
    Total Domestic Common Stocks & Other
      Equity Interests
      (Cost $1,843,102,227)                                  2,185,740,022
==========================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-14.12%

BRAZIL-1.31%

Unibanco-Uniao de Bancos Brasileiros S.A.-ADR
  (Diversified Banks)                             430,336       34,147,162
==========================================================================

FINLAND-1.18%

Nokia Oyj-ADR (Communications Equipment)        1,359,300       30,801,738
==========================================================================

JAPAN-3.51%

Komatsu, Ltd.
  (Construction & Farm Machinery & Heavy
  Trucks)(c)                                    1,751,000       37,370,879
--------------------------------------------------------------------------
Matsushita Electric Industrial Co., Ltd.
  (Consumer Electronics)(c)                     1,293,000       31,233,986
--------------------------------------------------------------------------
Orix Corp. (Consumer Finance)(c)                   75,600       22,875,960
==========================================================================
                                                                91,480,825
==========================================================================

MEXICO-1.85%

America Movil S.A. de C.V.-Series L-ADR
  (Wireless Telecommunication Services)         1,308,000       48,278,280
==========================================================================

NETHERLANDS-0.78%

Koninklijke (Royal) Philips Electronics
  N.V.-New York Shares (Consumer Electronics)     587,234       20,247,828
==========================================================================

SOUTH KOREA-1.06%

Kookmin Bank (Diversified Banks)(c)               311,000       27,754,579
==========================================================================

SWITZERLAND-3.59%

ABB Ltd. (Heavy Electrical Equipment)(a)(c)     2,874,004       40,955,455
--------------------------------------------------------------------------
Novartis A.G.-ADR (Pharmaceuticals)               474,457       27,286,022
--------------------------------------------------------------------------
Roche Holding A.G. (Pharmaceuticals)(c)           164,001       25,213,690
==========================================================================
                                                                93,455,167
==========================================================================

AIM LARGE CAP GROWTH FUND

                                                 SHARES         VALUE
--------------------------------------------------------------------------

UNITED KINGDOM-0.84%

AstraZeneca PLC-ADR (Pharmaceuticals)             396,000   $   21,831,480
==========================================================================
    Total Foreign Stocks & Other Equity
    Interests (Cost $311,780,762)                              367,997,059
==========================================================================

MONEY MARKET FUNDS-2.06%

Liquid Assets Portfolio-Institutional
  Class(d)                                     26,844,271       26,844,271
--------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(d)    26,844,271       26,844,271
==========================================================================
    Total Money Market Funds (Cost
    $53,688,542)                                                53,688,542
==========================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities loaned)-100.07% (Cost
  $2,208,571,531)                                            2,607,425,623
==========================================================================

                                                 SHARES         VALUE
--------------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED-1.50%

MONEY MARKET FUNDS-1.50%

STIC Prime Portfolio-Institutional
  Class(d)(e)                                  39,162,962   $   39,162,962
==========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $39,162,962)                                        39,162,962
==========================================================================
TOTAL INVESTMENTS-101.57% (Cost
  $2,247,734,493)                                            2,646,588,585
==========================================================================
OTHER ASSETS LESS LIABILITIES-(1.57)%                          (41,001,128)
==========================================================================
NET ASSETS-100.00%                                          $2,605,587,457
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security is out on loan at April 30, 2006.
(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at April 30, 2006 was $185,404,549, which represented 7.12% of the Fund's Net Assets. See Note 1A.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.
(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM LARGE CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006
(Unaudited)

ASSETS:

Investments, at value (cost
  $2,154,882,989)*                           $ 2,553,737,081
------------------------------------------------------------
Investments in affiliated money market
  funds (cost $92,851,504)                        92,851,504
============================================================
     Total investments (cost
       $2,247,734,493)                         2,646,588,585
============================================================
Receivables for:
  Investments sold                                11,480,819
------------------------------------------------------------
  Fund shares sold                                 2,877,454
------------------------------------------------------------
  Dividends                                        1,325,522
------------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans                  317,856
------------------------------------------------------------
Other assets                                          99,399
============================================================
     Total assets                              2,662,689,635
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Investments purchased                            7,103,692
------------------------------------------------------------
  Fund shares reacquired                           6,257,528
------------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                                533,380
------------------------------------------------------------
  Collateral upon return of securities
     loaned                                       39,162,962
------------------------------------------------------------
Accrued distribution fees                          1,105,639
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             5,253
------------------------------------------------------------
Accrued transfer agent fees                        1,112,426
------------------------------------------------------------
Accrued operating expenses                         1,821,298
============================================================
     Total liabilities                            57,102,178
============================================================
Net assets applicable to shares outstanding  $ 2,605,587,457
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                $ 3,820,312,428
------------------------------------------------------------
Undistributed net investment income (loss)        (2,538,359)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                  (1,611,049,523)
------------------------------------------------------------
Unrealized appreciation from investment
  securities and foreign currencies              398,862,911
============================================================
                                             $ 2,605,587,457
____________________________________________________________
============================================================


NET ASSETS:

Class A                                      $ 1,035,597,343
____________________________________________________________
============================================================
Class B                                      $   769,417,731
____________________________________________________________
============================================================
Class C                                      $   197,758,789
____________________________________________________________
============================================================
Class R                                      $    10,498,678
____________________________________________________________
============================================================
Investor Class                               $   398,006,534
____________________________________________________________
============================================================
Institutional Class                          $   194,308,382
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           92,483,903
____________________________________________________________
============================================================
Class B                                           72,095,580
____________________________________________________________
============================================================
Class C                                           18,527,501
____________________________________________________________
============================================================
Class R                                              943,822
____________________________________________________________
============================================================
Investor Class                                    35,354,139
____________________________________________________________
============================================================
Institutional Class                               17,161,778
____________________________________________________________
============================================================
Class A:
  Net asset value per share                  $         11.20
------------------------------------------------------------
  Offering price per share
     (Net asset value of $11.20 / 94.50%)    $         11.85
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
     share                                   $         10.67
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
     share                                   $         10.67
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
     share                                   $         11.12
____________________________________________________________
============================================================
Investor Class:
  Net asset value and offering price per
     share                                   $         11.26
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
     share                                   $         11.32
____________________________________________________________
============================================================

* At April 30, 2006, securities with an aggregate value of $38,625,760 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM LARGE CAP GROWTH FUND

STATEMENT OF OPERATIONS

For the six months ended April 30, 2006
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $147,841)        $ 5,327,094
-------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $34,648, after compensation
  to counterparties of $390,288)                                  724,643
-------------------------------------------------------------------------
Interest                                                            1,182
=========================================================================
     Total investment income                                    6,052,919
=========================================================================


EXPENSES:

Advisory fees                                                   4,204,811
-------------------------------------------------------------------------
Administrative services fees                                      162,165
-------------------------------------------------------------------------
Custodian fees                                                     86,780
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         428,172
-------------------------------------------------------------------------
  Class B                                                       1,190,053
-------------------------------------------------------------------------
  Class C                                                         397,277
-------------------------------------------------------------------------
  Class R                                                          10,222
-------------------------------------------------------------------------
  Investor Class                                                  424,673
-------------------------------------------------------------------------
Transfer agent fees -- A, B, C, R and Investor                  1,856,059
-------------------------------------------------------------------------
Transfer agent fees -- Institutional                               17,015
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          12,766
-------------------------------------------------------------------------
Other                                                             283,455
=========================================================================
     Total expenses                                             9,073,448
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                   (624,035)
=========================================================================
     Net expenses                                               8,449,413
=========================================================================
Net investment income (loss)                                   (2,396,494)
=========================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES

Net realized gain (loss) from:
  Investment securities (includes gains (losses) from
     securities sold to affiliates of $(1,383,209))            (2,609,649)
-------------------------------------------------------------------------
  Foreign currencies                                               20,321
=========================================================================
                                                               (2,589,328)
=========================================================================
Change in net unrealized appreciation of:
  Investment securities                                        93,024,931
-------------------------------------------------------------------------
  Foreign currencies                                               44,188
=========================================================================
                                                               93,069,119
=========================================================================
Net gain from investment securities and foreign currencies     90,479,791
=========================================================================
Net increase in net assets resulting from operations          $88,083,297
_________________________________________________________________________
=========================================================================


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM LARGE CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2006 and the year ended October 31, 2005 (Unaudited)

                                                                APRIL 30,       OCTOBER 31,
                                                                   2006             2005
--------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (2,396,494)   $ (1,737,247)
--------------------------------------------------------------------------------------------
  Net realized gain (loss) on investment securities and
    foreign currencies                                            (2,589,328)     42,092,475
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                             93,069,119      37,314,293
============================================================================================
    Net increase in net assets resulting from operations          88,083,297      77,669,521
============================================================================================
Share transactions-net:
  Class A                                                        848,847,413     (29,524,310)
--------------------------------------------------------------------------------------------
  Class B                                                        654,455,811     (19,664,001)
--------------------------------------------------------------------------------------------
  Class C                                                        144,366,649      (4,708,853)
--------------------------------------------------------------------------------------------
  Class R                                                          7,907,532        (680,651)
--------------------------------------------------------------------------------------------
  Investor Class                                                   2,159,511     (56,611,706)
--------------------------------------------------------------------------------------------
  Institutional Class                                             56,730,524      95,851,741
============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        1,714,467,440     (15,337,780)
============================================================================================
    Net increase in net assets                                 1,802,550,737      62,331,741
============================================================================================

NET ASSETS:

  Beginning of period                                            803,036,720     740,704,979
============================================================================================
  End of period (including undistributed net investment
    income (loss) of $(2,538,359) and $(141,865),
    respectively)                                             $2,605,587,457    $803,036,720
____________________________________________________________________________________________
============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Large Cap Growth Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of

AIM LARGE CAP GROWTH FUND

     brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

H. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $350 million                                             0.75%
--------------------------------------------------------------------
Over $350 million                                             0.625%
 ___________________________________________________________________
====================================================================

AIM LARGE CAP GROWTH FUND

    Prior to March 27, 2006, the Fund paid an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $1 billion                                              0.75%
--------------------------------------------------------------------
Next $1 billion                                               0.70%
--------------------------------------------------------------------
Over $2 billion                                               0.625%
 ___________________________________________________________________
====================================================================


    Through December 31, 2009, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.695%
--------------------------------------------------------------------
Next $250 million                                             0.67%
--------------------------------------------------------------------
Next $500 million                                             0.645%
--------------------------------------------------------------------
Next $1.5 billion                                             0.62%
--------------------------------------------------------------------
Next $2.5 billion                                             0.595%
--------------------------------------------------------------------
Next $2.5 billion                                             0.57%
--------------------------------------------------------------------
Next $2.5 billion                                             0.545%
--------------------------------------------------------------------
Over $10 billion                                              0.52%
 ___________________________________________________________________
====================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares to 1.32%, 2.07%, 2.07%, 1.57%, 1.32% and 1.07% of average daily net assets, respectively, through October 31, 2006. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above:
(i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended April 30, 2006, AIM waived fees of $287,057 and reimbursed $314,051 of class level expenses of Class A, Class B, Class C, Class R, and Investor Class, in proportion to the net assets of each class.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $479.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended April 30, 2006, AIM was paid $162,165.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AISI to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2006, the Fund paid AISI $1,856,059 for Class A, Class B, Class C, Class R and Investor Class shares and $17,015 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and up to 0.25% of the average daily net assets of Investor Class shares. Of the

AIM LARGE CAP GROWTH FUND

Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B, Class C, Class R or Investor Class shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2006, the Class A, Class B, Class C, Class R and Investor Class shares paid $428,172, $1,190,053, $397,277, $10,222 and $424,673, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2006, ADI advised the Fund that it retained $62,825 in front-end sales commissions from the sale of Class A shares and $130, $69,447, $2,916 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended April 30, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE         PURCHASES AT        PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               10/31/05            COST           FROM SALES       (DEPRECIATION)      04/30/06        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $ 9,209,656      $126,370,164      $(108,735,549)        $   --         $26,844,271     $344,289       $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class             9,209,656       126,370,164       (108,735,549)            --          26,844,271      345,706           --
==================================================================================================================================
  Subtotal        $18,419,312      $252,740,328      $(217,471,098)        $   --         $53,688,542     $689,995       $   --
==================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE         PURCHASES AT        PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               10/31/05            COST           FROM SALES       (DEPRECIATION)      04/30/06        INCOME*     GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class           $26,223,050      $258,946,791      $(246,006,879)        $   --         $39,162,962     $ 34,648       $   --
==================================================================================================================================
  Total           $44,642,362      $511,687,119      $(463,477,977)        $   --         $92,851,504     $724,643       $   --
==================================================================================================================================

* Net of compensation to counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2006, the Fund engaged in securities sales of $20,818,950, which resulted in net realized gains (losses) of $(1,383,209) and securities purchases of $48,840,744.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $22,448.

AIM LARGE CAP GROWTH FUND

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended April 30, 2006, the Fund paid legal fees of $5,238 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended April 30, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At April 30, 2006, securities with an aggregate value of $38,625,760 were on loan to brokers. The loans were secured by cash collateral of $39,162,962 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended April 30, 2006, the Fund received dividends on cash collateral investments of $34,648 for securities lending transactions, which are net of compensation to counterparties.

AIM LARGE CAP GROWTH FUND

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of October 31, 2005 to utilizing $1,529,431,441 of capital loss carryforward in the fiscal year ended October 31, 2006.

    The Fund had a capital loss carryforward as of October 31, 2005 which expires as follows:

                                                                 CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
------------------------------------------------------------------------------
October 31, 2009                                                $1,049,563,307
------------------------------------------------------------------------------
October 31, 2010                                                   517,239,010
------------------------------------------------------------------------------
October 31, 2011                                                    35,095,604
==============================================================================
Total capital loss carryforward                                 $1,601,897,921
______________________________________________________________________________
==============================================================================

* Capital loss carryforward as of the date listed above has been reduced for limitations in effect as of that date, if any, to the extent required by the Internal Revenue Code. The amount does not include the effects on the capital loss carryforward of the reorganization of the AIM Blue chip Fund into the Fund on March 27, 2006 as it occurred after the Fund's most recent tax year end. To the extent that unrealized gains as of November 3, 2003 and March 27, 2006, the dates of the reorganizations of INVESCO Growth Fund and AIM Blue Chip Fund, respectively, into the Fund are realized on securities held in each fund at such date of reorganization, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2006 was $677,251,024 and $302,578,360, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $400,271,793
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (17,684,982)
==============================================================================
Net unrealized appreciation of investment securities             $382,586,811
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $2,264,001,774.

AIM LARGE CAP GROWTH FUND

NOTE 11--SHARE INFORMATION

The Fund currently consists of six different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares, Investor Class shares and Institutional Class shares. Investor Class shares of the Fund are offered only to certain grandfathered investors.

  Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares, Investor Class and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about month-end which is at least eight years after the date of purchase.

                                               CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED                    YEAR ENDED
                                                                    APRIL 30, 2006(a)                OCTOBER 31, 2005
                                                              -----------------------------    ----------------------------
                                                                SHARES           AMOUNT          SHARES          AMOUNT
---------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       2,817,451    $   30,868,674      8,068,287    $  79,582,099
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                         896,534         9,620,757      1,697,858       15,891,658
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                         679,331         7,178,897      1,441,223       13,501,428
---------------------------------------------------------------------------------------------------------------------------
  Class R                                                          72,852           801,953         81,004          791,982
---------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                1,972,896        21,773,470      2,718,103       26,734,766
---------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           4,928,768        54,902,501     10,222,487      101,445,516
===========================================================================================================================
Issued in connection with acquisitions:(b)
  Class A                                                      76,630,601       856,263,389             --               --
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                      65,818,985       701,371,944             --               --
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                      13,971,151       148,874,411             --               --
---------------------------------------------------------------------------------------------------------------------------
  Class R                                                         684,951         7,603,848             --               --
---------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                2,338,111        26,266,730             --               --
---------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             567,245         6,405,708             --               --
===========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       1,876,804        20,902,553        359,609        3,505,990
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (1,967,553)      (20,902,553)      (374,317)      (3,505,990)
===========================================================================================================================
Reacquired:
  Class A                                                      (5,329,511)      (59,187,203)   (11,324,312)    (112,612,399)
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (3,355,569)      (35,634,337)    (3,417,949)     (32,049,669)
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (1,105,623)      (11,686,659)    (1,943,043)     (18,210,281)
---------------------------------------------------------------------------------------------------------------------------
  Class R                                                         (45,310)         (498,269)      (152,178)      (1,472,633)
---------------------------------------------------------------------------------------------------------------------------
  Investor Class                                               (4,180,682)      (45,880,689)    (8,480,349)     (83,346,472)
---------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            (415,976)       (4,577,685)      (558,329)      (5,593,775)
===========================================================================================================================
                                                              156,855,456    $1,714,467,440     (1,661,906)   $ (15,337,780)
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a) 5% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are also advised by AIM.
(b) As of the opening of business on March 27, 2006, the Fund acquired all the net asset of AIM Blue Chip Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on November 14, 2005 and by the shareholders of AIM Blue Chip Fund on March 16, 2006. The acquisition was accomplished by a tax free exchange of 160,011,044 shares of the Fund for 143,598,634 shares of AIM Blue Chip Fund shares outstanding as of the close of business on March 24, 2006. AIM Blue Chip Fund's net assets at that date of $1,746,786,030 including $179,650,513 of unrealized appreciation. The aggregate net assets of the Fund immediately before the acquisition were $888,920,491.

AIM LARGE CAP GROWTH FUND

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                 CLASS A
                                          -------------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                                 YEAR ENDED OCTOBER 31,
                                          APRIL 30,        --------------------------------------------------------------------
                                             2006            2005           2004           2003           2002           2001
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $   10.12        $   9.16       $   8.88       $   7.37       $   8.82       $  17.74
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                (0.00)          (0.02)(a)      (0.08)(b)      (0.08)(b)      (0.09)(b)      (0.08)(b)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                   1.08            0.98           0.36           1.59          (1.36)         (8.84)
===============================================================================================================================
    Total from investment operations           1.08            0.96           0.28           1.51          (1.45)         (8.92)
===============================================================================================================================
Net asset value, end of period            $   11.20        $  10.12       $   9.16       $   8.88       $   7.37       $   8.82
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(c)                               10.67%          10.48%          3.15%         20.49%        (16.44)%       (50.28)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)  $1,035,597       $166,860       $177,498       $154,052       $105,320       $138,269
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                             1.29%(d)        1.47%          1.54%          1.82%          1.70%          1.57%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                             1.40%(d)        1.56%          1.55%          1.82%          1.70%          1.57%
===============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                          (0.28)%(d)      (0.20)%(a)     (0.92)%        (1.01)%        (1.01)%        (0.72)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(e)                       32%            103%           111%           123%           111%           124%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a) Net investment income (loss) per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.04) and (0.36)%, respectively.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $345,376,420.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM LARGE CAP GROWTH FUND

                                                                                 CLASS B
                                          -------------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                                 YEAR ENDED OCTOBER 31,
                                          APRIL 30,        --------------------------------------------------------------------
                                             2006            2005           2004           2003           2002           2001
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $   9.69        $   8.82       $   8.61       $   7.20       $   8.67       $  17.54
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                (0.02)          (0.09)(a)      (0.14)(b)      (0.12)(b)      (0.14)(b)      (0.16)(b)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                   1.00            0.96           0.35           1.53          (1.33)         (8.71)
===============================================================================================================================
    Total from investment operations           0.98            0.87           0.21           1.41          (1.47)         (8.87)
===============================================================================================================================
Net asset value, end of period             $  10.67        $   9.69       $   8.82       $   8.61       $   7.20       $   8.67
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(c)                               10.11%           9.86%          2.44%         19.58%        (16.96)%       (50.57)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $769,418        $103,688       $112,931       $122,011       $104,040       $144,747
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                             2.04%(d)        2.15%          2.19%          2.47%          2.35%          2.23%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                             2.15%(d)        2.24%          2.20%          2.47%          2.35%          2.23%
===============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                          (1.03)%(d)      (0.88)%(a)     (1.57)%        (1.66)%        (1.66)%        (1.39)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(e)                       32%            103%           111%           123%           111%           124%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a) Net investment income (loss) per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.11) and (1.04)%, respectively.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $239,983,020.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM LARGE CAP GROWTH FUND

                                                                              CLASS C
                                          --------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                              YEAR ENDED OCTOBER 31,
                                          APRIL 30,        ---------------------------------------------------------------
                                             2006           2005          2004          2003          2002          2001
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $   9.69        $  8.83       $  8.62       $  7.21       $  8.67       $ 17.55
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                (0.02)         (0.09)(a)     (0.14)(b)     (0.12)(b)     (0.14)(b)     (0.16)(b)
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                   1.00           0.95          0.35          1.53         (1.32)        (8.72)
==========================================================================================================================
    Total from investment operations           0.98           0.86          0.21          1.41         (1.46)        (8.88)
==========================================================================================================================
Net asset value, end of period             $  10.67        $  9.69       $  8.83       $  8.62       $  7.21       $  8.67
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(c)                               10.11%          9.74%         2.44%        19.56%       (16.84)%      (50.60)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $197,759        $48,293       $48,420       $44,272       $36,575       $57,865
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                             2.04%(d)       2.15%         2.19%         2.47%         2.35%         2.23%
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                             2.15%(d)       2.24%         2.20%         2.47%         2.35%         2.23%
==========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                          (1.03)%(d)     (0.88)%(a)    (1.57)%       (1.66)%       (1.66)%       (1.39)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate(e)                       32%           103%          111%          123%          111%          124%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) Net investment income (loss) per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.11) and (1.04)%, respectively.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $80,113,922.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM LARGE CAP GROWTH FUND

                                                                         CLASS R
                                          ---------------------------------------------------------------------
                                                                                                  JUNE 3, 2002
                                          SIX MONTHS                                               (DATE SALES
                                            ENDED               YEAR ENDED OCTOBER 31,            COMMENCED) TO
                                          APRIL 30,        --------------------------------        OCTOBER 31,
                                             2006           2005         2004         2003            2002
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $ 10.07         $ 9.13       $ 8.87       $ 7.37          $  8.40
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)               (0.01)         (0.04)(a)    (0.10)(b)    (0.09)(b)        (0.04)(b)
---------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                  1.06           0.98         0.36         1.59            (0.99)
===============================================================================================================
    Total from investment operations          1.05           0.94         0.26         1.50            (1.03)
===============================================================================================================
Net asset value, end of period             $ 11.12         $10.07       $ 9.13       $ 8.87          $  7.37
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(c)                              10.43%         10.30%        2.93%       20.35%          (12.26)%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $10,499         $2,330       $2,761       $2,127          $     9
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                            1.54%(d)       1.65%        1.69%        1.97%            1.85%(e)
---------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                            1.65%(d)       1.74%        1.70%        1.97%            1.85%(e)
===============================================================================================================
Ratio of net investment income (loss) to
  average net assets                         (0.53)%(d)     (0.38)%(a)   (1.07)%      (1.16)%          (1.16)%(e)
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate(f)                      32%           103%         111%         123%             111%
_______________________________________________________________________________________________________________
===============================================================================================================

(a) Net investment income (loss) per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.06) and (0.54)%, respectively.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $4,122,539.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM LARGE CAP GROWTH FUND

                                                                   INVESTOR CLASS
                                          -----------------------------------------------------------------
                                                                                         SEPTEMBER 30, 2003
                                          SIX MONTHS             YEAR ENDED                 (DATE SALES
                                            ENDED                OCTOBER 31,               COMMENCED) TO
                                          APRIL 30,        -----------------------          OCTOBER 31,
                                             2006            2005           2004                2003
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $  10.18        $   9.20       $   8.88             $8.24
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                (0.01)          (0.01)(a)      (0.05)(b)(c)       (0.01)(b)
-----------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized
    and unrealized)                            1.09            0.99           0.37              0.65
===========================================================================================================
    Total from investment operations           1.08            0.98           0.32              0.64
===========================================================================================================
Net asset value, end of period             $  11.26        $  10.18       $   9.20             $8.88
___________________________________________________________________________________________________________
===========================================================================================================
Total return(d)                               10.61%          10.65%          3.60%(c)          7.77%
___________________________________________________________________________________________________________
===========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $398,007        $358,498       $376,905             $ 174
___________________________________________________________________________________________________________
===========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                             1.27%(e)        1.34%          1.19%(c)          1.56%(f)
-----------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                             1.38%(e)        1.43%          1.42%             1.56%(f)
===========================================================================================================
Ratio of net investment income (loss) to
  average net assets                          (0.26)%(e)      (0.07)%(a)     (0.57)%(c)        (0.75)%(f)
___________________________________________________________________________________________________________
===========================================================================================================
Portfolio turnover rate(g)                       32%            103%           111%              123%
___________________________________________________________________________________________________________
===========================================================================================================

(a) Net investment income (loss) per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.03) and (0.23)%, respectively.
(b)  Calculated using average shares outstanding.
(c) The advisor reimbursed Investor Class expenses related to an overpayment of 12b-1 fees of the INVESCO Growth Fund paid to INVESCO Distributors, Inc., the prior distributor of INVESCO Growth Fund. Had the advisor not reimbursed these expenses, the net investment income per share, the ratio of expenses to average net assets, the ratio of net investment income to average net assets and the total return would have been $(0.07), 1.41%, (0.79) and 3.27%, respectively.
(d) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(e) Ratios are annualized and based on average daily net assets of $379,002,424.
(f)  Annualized.
(g) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM LARGE CAP GROWTH FUND

                                                                           INSTITUTIONAL CLASS
                                                              ----------------------------------------------
                                                                                              APRIL 30, 2004
                                                              SIX MONTHS                       (DATE SALES
                                                                ENDED          YEAR ENDED     COMMENCED) TO
                                                              APRIL 30,        OCTOBER 31,     OCTOBER 31,
                                                                 2006             2005             2004
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  10.21         $   9.18         $  9.13
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     0.01             0.03(a)        (0.01)(b)
------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           1.10             1.00            0.06
============================================================================================================
    Total from investment operations                               1.11             1.03            0.05
============================================================================================================
Net asset value, end of period                                 $  11.32         $  10.21         $  9.18
____________________________________________________________________________________________________________
============================================================================================================
Total return(c)                                                   10.87%           11.22%           0.55%
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $194,308         $123,368         $22,190
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   0.77%(d)         0.81%           0.92%(e)
------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                0.82%(d)         0.88%           0.93%(e)
============================================================================================================
Ratio of net investment income (loss) to average net assets        0.24%(d)         0.46%(a)       (0.30)%(e)
____________________________________________________________________________________________________________
============================================================================================================
Portfolio turnover rate(f)                                           32%             103%            111%
____________________________________________________________________________________________________________
============================================================================================================

(a) Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.01 and 0.30%, respectively.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $155,828,815.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 13--LEGAL PROCEEDINGS

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

  On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES

  On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

AIM LARGE CAP GROWTH FUND

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related issues have been transferred or conditionally transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan.

  On March 1, 2006, the MDL Court entered orders on Defendants' Motions to dismiss in the derivative and class action lawsuits. The MDL Court dismissed all derivative causes of action in the derivative lawsuit but two: (i) the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"); and (ii) the "control person liability" claim under Section 48 of the 1940 Act. The MDL Court dismissed all claims asserted in the class action lawsuit but three: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934; (ii) the excessive fee claim under Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and (iii) the "control person liability" claim under Section 48 of the 1940 Act. Based on the MDL Court's March 1, 2006 orders, all claims asserted against the Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the derivative lawsuit. Defendants filed their Original Answer in the class action lawsuit on March 31, 2006. The MDL Court has indefinitely deferred Defendants' obligation to answer the derivative lawsuit.

  On February 27, 2006, Judge Motz for the MDL Court issued a memorandum opinion on the AMVESCAP Defendants' motion to dismiss the ERISA lawsuit. Judge Motz granted the motion in part and denied the motion in part, holding that: (i) Plaintiff has both constitutional and statutory standing to pursue her claims under ERISA sec. 502(a)(2); (ii) Plaintiff lacks standing under ERISA sec. 502(a)(3) to obtain equitable relief; (iii) the motion is granted as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against certain AMVESCAP Defendants; (iv) the motion is denied as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against AMVESCAP and certain other AMVESCAP Defendants. The opinion also: (i) confirmed Plaintiff's abandonment of her claims that defendants engaged in prohibited transactions and/or misrepresentation; (ii) postponed consideration of the duty to monitor and co-fiduciary duty claims until after any possible amendments to the complaints; (iii) stated that Plaintiff may seek leave to amend her complaint within 40 days of the date of filing of the memorandum opinion. On April 4, 2006, Judge Motz entered an Order implementing these rulings in the ERISA (Calderon) lawsuit against the AMVESCAP Defendants. On May 8, 2006, Plaintiff filed a Second Amended Class Action Complaint in order to comply with Judge Motz's Order. The remaining defendants are AVZ, Inc. (as Plan Sponsor) and AMVESCAP National Trust Company (as Plan Trustee and Asset Custodian), and the remaining claims are based on alleged breaches of Defendants' fiduciary duties caused by a failure to prudently and loyally manage Plan assets and failure to provide complete and accurate information to Plan Participants and Beneficiaries. Plaintiff removed certain Defendants and all claims against them, including AMVESCAP Retirement, Inc., IFG and AMVESCAP.

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

AIM LARGE CAP GROWTH FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Jack M. Fields                                                                  11 Greenway Plaza
Carl Frischling                   Todd L. Spillane                              Suite 100
Robert H. Graham                  Chief Compliance Officer                      Houston, TX 77046-1173
Vice Chair
Prema Mathai-Davis                Russell C. Burk                               TRANSFER AGENT
Lewis F. Pennock                  Senior Vice President and Senior Officer      AIM Investment Services, Inc.
Ruth H. Quigley                                                                 P.O. Box 4739
Larry Soll                        John M. Zerr                                  Houston, TX 77210-4739
Raymond Stickel, Jr.              Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President, Treasurer                     Boston, MA 02110-2801
                                  and Principal Financial Officer
                                                                                COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
                                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                  Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                  J. Philip Ferguson                            Kramer, Levin, Naftalis & Frankel LLP
                                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                  Karen Dunn Kelley
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

      DOMESTIC EQUITY                              SECTOR EQUITY                               AIM ALLOCATION SOLUTIONS

AIM Basic Balanced Fund*                     AIM Advantage Health Sciences Fund          AIM Conservative Allocation Fund
AIM Basic Value Fund                         AIM Energy Fund                             AIM Growth Allocation Fund(2)
AIM Capital Development Fund                 AIM Financial Services Fund                 AIM Moderate Allocation Fund
AIM Charter Fund                             AIM Global Health Care Fund                 AIM Moderate Growth Allocation Fund
AIM Constellation Fund                       AIM Global Real Estate Fund                 AIM Moderately Conservative Allocation Fund
AIM Diversified Dividend Fund                AIM Gold & Precious Metals Fund
AIM Dynamics Fund                            AIM Leisure Fund                                  DIVERSIFIED PORTFOLIOS
AIM Large Cap Basic Value Fund               AIM Multi-Sector Fund
AIM Large Cap Growth Fund                    AIM Real Estate Fund(1)                     AIM Income Allocation Fund
AIM Mid Cap Basic Value Fund                 AIM Technology Fund                         AIM International Allocation Fund
AIM Mid Cap Core Equity Fund(1)              AIM Utilities Fund
AIM Opportunities I Fund
AIM Opportunities II Fund
AIM Opportunities III Fund                         FIXED INCOME
AIM S&P 500 Index Fund
AIM Select Equity Fund                       TAXABLE
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund                    AIM Enhanced Short Bond Fund
AIM Structured Core Fund                     AIM Floating Rate Fund
AIM Structured Growth Fund                   AIM High Yield Fund
AIM Structured Value Fund                    AIM Income Fund
AIM Summit Fund                              AIM Intermediate Government Fund
AIM Trimark Endeavor Fund                    AIM International Bond Fund
AIM Trimark Small Companies Fund             AIM Limited Maturity Treasury Fund
                                             AIM Money Market Fund
      INTERNATIONAL/GLOBAL EQUITY            AIM Short Term Bond Fund
                                             AIM Total Return Bond Fund
AIM Asia Pacific Growth Fund                 Premier Portfolio
AIM China Fund                               Premier U.S. Government Money Portfolio
AIM Developing Markets Fund
AIM European Growth Fund
AIM European Small Company Fund(1)           TAX-FREE
AIM Global Aggressive Growth Fund
AIM Global Equity Fund                       AIM High Income Municipal Fund(1)
AIM Global Growth Fund                       AIM Municipal Bond Fund
AIM Global Value Fund                        AIM Tax-Exempt Cash Fund
AIM Japan Fund                               AIM Tax-Free Intermediate Fund
AIM International Core Equity Fund           Premier Tax-Exempt Portfolio
AIM International Growth Fund
AIM International Small Company Fund(1)      ======================================================================================
AIM Trimark Fund                             CONSIDER THE INVESTMENT OBJECTIVES ,RISKS, AND CHARGES AND EXPENSES CAREFULLY.
                                             FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
                                             FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
                                             ======================================================================================

*Domestic equity and income fund

(1) This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus. (2) Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

   If used after July 20, 2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $419 billion in assets under management. Data as of April 30, 2006.


AIMinvestments.com               LCG-SAR-1             A I M Distributors, Inc.





                              [YOUR GOALS. OUR SOLUTIONS.]--Registered Trademark--
----------------------------------------------------------------------------------
Mutual     Retirement   Annuities    College   Separately   Offshore    Cash
Funds      Products                  Savings   Managed      Products    Management        [AIM INVESTMENTS LOGO APPEARS HERE]
                                     Plans     Accounts                                        --Registered Trademark--
----------------------------------------------------------------------------------

                                                     AIM SELECT BASIC VALUE FUND
                              Semiannual Report to Shareholders o April 30, 2006


                                 [COVER IMAGE]


[YOUR GOALS. OUR SOLUTIONS.]                             [AIM INVESTMENTS LOGO]
  --Registered Trademark--                              --Registered Trademark--

====================================================================================================================================
AIM SELECT BASIC VALUE FUND SEEKS TO PROVIDE LONG-TERM GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of April 30, 2006, and is based on total net assets.
====================================================================================================================================

ABOUT SHARE CLASSES                          ABOUT INDEXES USED IN THIS REPORT             o The returns shown in the management's
                                                                                           discussion of Fund performance are based
o The Fund is not currently offered to       o The unmanaged LIPPER MULTI-CAP VALUE        on net asset values calculated for
the public.                                  FUND INDEX represents an average of the       shareholder transactions. Generally
                                             performance of the 30 largest                 accepted accounting principles require
o Class B shares are not available as an     multi-capitalization value funds tracked      adjustments to be made to the net assets
investment for retirement plans              by Lipper Inc., an independent mutual         of the Fund at period end for financial
maintained pursuant to Section 401 of the    fund performance monitor.                     reporting purposes, and as such, the net
Internal Revenue Code, including 401(k)                                                    asset values for shareholder transactions
plans, money purchase pension plans and      o The unmanaged RUSSELL 1000--Registered      and the returns based on those net asset
profit sharing plans.                        Trademark-- VALUE INDEX is a subset of        values may differ from the net asset
                                             the unmanaged RUSSELL 1000--Registered        values and returns reported in the
PRINCIPAL RISKS OF INVESTING IN THE FUND     Trademark-- INDEX, which represents the       Financial Highlights.
                                             performance of the stocks of large-           companies;
o By concentrating on a small number of      capitalization the Value subset measures      o Industry classifications used in this
holdings, the Fund carries greater risk      the performance of Russell 1000 companies     report are generally according to the
because each investment has a greater        with lower price/book ratios and lower        Global Industry Classification Standard,
effect on the Fund's overall performance.    forecasted growth values.                     which was developed by and is the
                                                                                           exclusive property and a service mark of
o The Fund may invest up to 25% of its       o The unmanaged STANDARD & POOR'S             Morgan Stanley Capital International Inc.
assets in the securities of non-U.S.         COMPOSITE INDEX OF 500 STOCKS (the S&P        and Standard & Poor's.
issuers. International investing presents    500--Registered Trademark-- Index) is an
certain risks not associated with            index of common stocks frequently used as     The Fund provides a complete list of its
investing solely in the United States.       a general measure of U.S. stock market        holdings four times in each fiscal year,
These include risks relating to              performance.                                  at the quarter-ends. For the second and
fluctuations in the value of the U.S.                                                      fourth quarters, the lists appear in the
dollar relative to the values of other       o The Fund is not managed to track the        Fund's semiannual and annual reports to
currencies, the custody arrangements made    performance of any particular index,          shareholders. For the first and third
for the Fund's foreign holdings,             including the indexes defined here, and       quarters, the Fund files the lists with
differences in accounting, political         consequently, the performance of the Fund     the Securities and Exchange Commission
risks and the lesser degree of public        may deviate significantly from the            (SEC) on Form N-Q. The most recent list
information required to be provided by       performance of the index.                     of portfolio holdings is available at
non-U.S. companies.                                                                        AIMinvestments.com. From our home page,
                                             o A direct investment cannot be made in       click on Products & Performance, then
o The values of the convertible              an index. Unless otherwise indicated,         Mutual Funds, then Fund Overview. Select
securities in which the Fund may invest      index results include reinvested              your Fund from the drop-down menu and
will be affected by market interest          dividends, and they do not reflect sales      click on Complete Quarterly Holdings.
rates, the risk that the issuer may          charges. Performance of an index of funds     Shareholders can also look up the Fund's
default on interest or principal payments    reflects fund expenses; performance of a      Forms N-Q on the SEC Web site at sec.gov.
and the value of the underlying common       market index does not.                        Copies of the Fund's Forms N-Q may be
stock into which these securities may be                                                   reviewed and copied at the SEC Public
converted. Since these types of              OTHER INFORMATION                             Reference Room at 450 Fifth Street, N.W.,
convertible securities pay fixed interest                                                  Washington, D.C. 20549-0102. You can
and dividends, their values may fall if      o Commonality measures the similarity of      obtain information on the operation of
interest rates rise and rise if interest     holdings in two portfolios using the          the Public Reference Room, including
rates fall. Additionally, an issuer may      lowest common percentage method. This         information about duplicating fee
have the right to buy back certain of the    method compares each security's               charges, by calling 202-942-8090 or
convertible securities at a time and at a    percentage of total net assets in both        800-732-0330, or by electronic request at
price that is unfavorable to the Fund.       portfolios and adds the lower percentages     the following e-mail address:
                                             of the two portfolios to determine            publicinfo@sec.gov. The SEC file numbers
                                             commonality.                                  for the Fund are 811-01424 and 002-25469.

                                                                                           Continued on Page 5

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

================================================================================

===============================================================
NOT FDIC INSURED         MAY LOSE VALUE       NO BANK GUARANTEE
===============================================================

AIMinvestments.com

AIM SELECT BASIC VALUE FUND


                  DEAR FELLOW SHAREHOLDERS OF THE AIM FAMILY OF
                  FUNDS--Registered Trademark--:

                  We're pleased to provide you with this semiannual report, which includes a discussion of how your Fund was managed for
  [GRAHAM PHOTO]  the six months ended April 30, 2006, and what factors affected its performance. That discussion begins on page 3.

                     It's been said nothing is certain but death and taxes. We
                  would venture to add that one other thing is certain: Markets change--and change often--in the short term. The period
 ROBERT H. GRAHAM covered in this report is a perfect example. Domestic and global equity markets were generally strong throughout the period, but they became considerably more volatile and negative beginning in May, after the close of the reporting
  [TAYLOR PHOTO]  period. Inflation fears were the primary cause of this volatility and negativity:

                     o Amid signs of rising inflation, the U.S. Federal Reserve
                       Board stated that additional interest rate hikes might be needed to address inflation risks.

  PHILIP TAYLOR      o The dollar remained weak, making imports more expensive
                       and thereby raising inflation.

                     o Oil prices remained at historically high levels,
                       threatening to reduce consumer spending--and possibly slowing the U.S. economy.

                     While we can't do anything about the ambiguity and
                  uncertainty surrounding death and taxes, we can suggest an alternative to reacting to fluctuating short-term market conditions: Maintain a diversified portfolio. AIM Investments--Registered Trademark-- can help by offering a broad product line that gives your advisor the necessary tools to build a portfolio that's right for you regardless of market conditions. AIM offers a comprehensive range of retail mutual funds, including domestic, global and international equity funds, taxable and tax-exempt fixed-income funds, and a variety of allocation portfolios--with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

                     We also believe in the value of a trusted financial
                  advisor; who can create an investment plan you can stick with for the long term. Your advisor can help allocate your portfolio appropriately and review your investments regularly to ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that's based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

                  OUR COMMITMENT TO YOU

                  In the short term, the one sure thing about markets is their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building solutions to help you achieve your investment goals, and we're pleased you've placed your trust in us.

                     Information about investing, the markets and your Fund is
                  always available on our Web site, AIMinvestments.com. If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.

                  Sincerely,

                  /s/ ROBERT H. GRAHAM                      /s/ PHILIP TAYLOR
                  -----------------------------------       --------------------
                  Robert H. Graham                          Philip Taylor
                  President & Vice Chair -- AIM Funds       CEO, AIM Investments
                  Chair, AIM Investments

                  June 19, 2006

                  AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM SELECT BASIC VALUE FUND


                     DEAR FELLOW AIM FUND SHAREHOLDERS:

                     Having completed a year of transition and change at AIM
 [CROCKETT PHOTO]    Funds--as well as my first full year as your board's
                     independent chair--I can assure you that shareholder
                     interests are at the forefront of every decision your board makes. While regulators and fund companies debate the value of an independent board chair, this structure is working
 BRUCE L. CROCKETT   for you. Our new structure has enabled the board to work
                     more effectively with management to achieve benefits for the shareholders, as shown in the highlights of 2005 listed below:

                        o During 2005, management proposed, and your board
                          approved, voluntary advisory fee reductions, which are saving shareholders more than $20 million annually, based on asset levels of March 31, 2005.

                        o Also during 2005, management proposed to your board
                          the merger of 14 funds into other AIM funds with similar objectives. In each case, the goal was for the resulting merged fund to benefit from strengthened management and greater efficiency. Your board carefully analyzed and discussed with management the rationale and proposed terms of each merger to ensure that the mergers were beneficial to the shareholders of all affected funds before approving them. Eight of these mergers were subsequently approved by shareholders of the target funds during 2005. The remaining six fund mergers were approved by shareholders in early 2006.

                        o Your board, through its Investments Committee and
                          Subcommittees, continued to closely monitor the portfolio performance of the funds. During the year, your board reviewed portfolio management changes made by the advisor at 11 funds with the objective of organizing management teams around common processes and shared investment views. Management believes these changes will lead to improved investment performance.

                        In 2006, your board will continue to focus on fund
                     expenses and investment performance. Although many funds have good performance, we are working with management to seek improvements for those funds currently performing below expectations. Eight in-person board meetings and several additional telephone and committee meetings are scheduled to take place this year. I'll inform you of our progress in my next semiannual letter to shareholders.

                        The AIM Funds board is pleased to welcome our newest
                     independent member, Raymond Stickel, Jr., a former partner with the international auditing firm of Deloitte & Touche. We also send our thanks and best wishes to Gerald J. Lewis, who retired from your board in December 2005, and to Edward
                     K. Dunn, Jr., who retired in 2006.

                        Your board welcomes your views. Please mail them to me
                     at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

                     Sincerely,

                     /s/ BRUCE L. CROCKETT

                     Bruce L. Crockett
                     Independent Chair
                     AIM Funds Board

                     June 19, 2006

AIM SELECT BASIC VALUE FUND


MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


======================================================================================

PERFORMANCE SUMMARY                               =======================================  drug manufacturer SANOFI-AVENTIS were also among the biggest contributors to
For the six months ended April 30, 2006,          FUND VS. INDEXES                         Fund performance during the period.
AIM Select Basic Value Fund, at net asset                                                  JPMorgan Chase was a strong performer as
value, outperformed the Fund's broad              CUMULATIVE TOTAL RETURNS,                solid results from most of its business
market index. For the same period, the            10/31/05-4/30/06, EXCLUDING APPLICABLE   lines and cost synergies from its recent
Fund performed in line with its                   SALES CHARGES. IF SALES CHARGES WERE     merger with Bank One continued to impress
style-specific and peer group indexes. We         INCLUDED, RETURNS WOULD BE LOWER.        investors.
attribute the Fund's outperformance
relative to the broad market to                   Class A Shares                   11.87%     While only a few Fund holdings
above-market returns from selected                                                         declined in price during the reporting
investments in the energy, financials and         Class B Shares                   11.87   period, and then only modestly, the
health care sectors. Primary detractors                                                    Fund's largest detractors to performance
from performance were selected                    Class C Shares                   11.87   were enterprise software firm CA,
investments in the information technology                                                  personal computer company DELL, and
and consumer discretionary sectors.               S&P 500 Index                            advertising and marketing conglomerate
                                                  (Broad Market Index)              9.63   INTERPUBLIC GROUP. The stocks of
   Long-term Fund performance information                                                  companies undergoing multi-year
appears on page 5.                                Russell 1000 Value Index                 restructuring situations are often
                                                  (Style-specific Index)           12.87   subject to short-term periods of
                                                                                           underperformance. Interpublic Group is
                                                  Lipper Multi-Cap Value Fund              undergoing such a restructuring. With a
                                                  Index (Peer Group Index)         11.88   new management team and its accounting
                                                                                           restatement complete, we believed the
                                                  SOURCE: LIPPER INC.                      company stock was undervalued.

                                                  =======================================     We made few changes to the portfolio
                                                                                           since the Fund's October 2005 annual
                                                                                           report. We sold our remaining shares in
======================================================================================     printer manufacturer LEXMARK, supermarket
                                                                                           chain KROGER and drug wholesaler
MARKET CONDITIONS AND YOUR FUND                 The Fund's energy sector stocks were       MCKESSON. The outperformance of our
                                             among the largest contributors to Fund        energy positions over the past few years
Most equity markets posted healthy gains     performance. Higher energy prices and         led us to reduce the portfolio's exposure
during the reporting period as favorable     improved earnings prospects led to            to that sector. While we continued to
economic data and solid corporate profits    significant stock price increases in our      believe that this energy cycle is based
overshadowed rising interest rates and       oil service investments, including            on sound fundamentals, we believed equity
oil prices. The materials and energy         WEATHERFORD INTERNATIONAL and TRANSOCEAN.     valuations warranted less exposure to the
sectors led other sectors for the period     Weatherford International provided a          sector.
due to a 17% rise in spot crude oil          total return of more than 60% during the
prices and continued higher prices for       period and was the Fund's single largest         During the reporting period, we
industrial commodities. Health care and      contributor to performance.                   initiated positions in DELL, MICROSOFT
utilities generally trailed other sectors                                                  and CHICAGO
during the period. Small-capitalization         Financial holding JPMORGAN CHASE,
stocks posted particularly impressive        waste services company WASTE MANAGEMENT,
returns during the first quarter of 2006.    and                                                                         (continued)
=========================================    =========================================     =========================================

PORTFOLIO COMPOSITION                        TOP 5 INDUSTRIES                              TOP 10 EQUITY HOLDINGS

By sector                                    1. Pharmaceuticals                   9.2%      1. Cardinal Health, Inc.            6.2%
Health Care                         21.3%    2. Other Diversified Financial                 2. JPMorgan Chase & Co.             4.4
Financials                          20.9        Services                          8.0       3. Molson Coors Brewing Co.-
Consumer Discretionary              14.5     3. Health Care Distributors          6.2          Class B                          4.3
Industrials                         14.2     4. Thrifts & Mortgage Finance        5.9       4. Weatherford International Ltd.   4.3
Information Technology              13.6     5. Advertising                       5.4       5. Transocean Inc.                  4.2
Energy                               8.5                                                    6. Sanofi-Aventis (France)          4.2
Consumer Staples                     4.3     TOTAL NET ASSETS            $1.5 MILLION       7. Merrill Lynch & Co., Inc.        4.0
Materials                            3.0                                                    8. Tyco International Ltd.          3.6
Other Assets Less Liabilities       -0.3     TOTAL NUMBER OF HOLDINGS              33       9. Citigroup Inc.                   3.6
                                                                                           10. WellPoint Inc.                   3.4

The Fund's holdings are subject to change, and there is no assurance that the
Fund will continue to hold any particular security.
=========================================    =========================================     =========================================

AIM SELECT BASIC VALUE FUND

BRIDGE & IRON. While Dell's and              value content was significantly greater                    BRET W. STANLEY, Chartered
Microsoft's growth and business models       than what was available in the broad          [STANLEY     Financial Analyst, senior
are in the early stages of a transition,     market. While there is no assurance that       PHOTO]      portfolio manager, is lead
we believed market valuations did not        market value will ever reflect our                         portfolio manager of AIM
reflect the long-term positives of their     estimate of portfolio intrinsic value,       Select Basic Value Fund. Mr. Stanley is
dominant market positions and the            we believe this provides the best            also the head of AIM's Value Investment
compelling economics of their                indication that your Fund is positioned      Management Unit. Before joining AIM in
businesses.                                  to potentially achieve its objective of      1998, Mr. Stanley served as a vice
                                             long-term growth of capital.                 president and portfolio manager and
HOW WE INVEST                                                                             managed growth and income, equity income
                                             IN CLOSING                                   and value portfolios. He began his
We seek to create wealth by maintaining                                                   investment career in 1988. Mr. Stanley
a long-term investment horizon and           As managers and shareholders, we know a      earned a B.B.A. in finance from The
investing in companies that are selling      long-term investment horizon and             University of Texas at Austin and an
at a significant discount to their           attractive portfolio estimated intrinsic     M.S. in finance from the University of
estimated intrinsic value--a value that      value content are critical to creating       Houston.
is based on the future cash flows            wealth. But we understand maintaining a
generated by the business. The Fund's        long-term investment horizon is a                          R. CANON COLEMAN II,
philosophy is based on two elements that     challenge. Empirical evidence reveals        [COLEMAN      Chartered Financial Analyst,
we believe have extensive empirical          short-term behavior by both portfolio         PHOTO]       portfolio manager, is
evidence:                                    managers and fund shareholders dilutes                     manager of AIM Select Basic
                                             investors' actual returns.                                 Value Fund. He joined
o Companies have a measurable estimated                                                   AMVESCAP in 1999 and worked with fund
intrinsic value. Importantly, this fair         One recent study estimated the            managers throughout the company before
value is independent of the company's        combined effects of short-term activity      joining AIM in 2000. He previously
stock price                                  and expenses have caused investors to        worked at a certified public accountant.
                                             underperform the market by 5% per year       Mr. Coleman earned a B.S. and an M.S. in
o Market prices are more volatile than       over a 20-year period. During this           accounting from the University of
business values, partly because              period, the average holding period for a     Florida. He earned an M.B.A. from the
investors regularly overreact to             typical stock declined from more than        Wharton School at the University of
negative news                                three years to less than 12 months.          Pennsylvania.
                                             Considering this market backdrop, your
   Since our application of this             Fund is doing something different and                      MATTHEW W. SEINSHEIMER,
strategy is highly disciplined and           old fashioned: investing for the long        [SEINSHEIMER  Chartered Financial
relatively unique, it is important to        term. Our strategy of buying undervalued        PHOTO]     Analyst, senior portfolio
understand the benefits and limitations      stocks and avoiding the rest is based on                   manager, is manager of AIM
of our process. First, the investment        common sense.                                              Select Basic Value Fund.
strategy is intended to preserve your                                                     He began his investment career in 1991
capital while growing it at above-market        We remain optimistic about AIM Select     as a fixed-income trader. He later
rates over the long term. Second, we         Basic Value Fund's portfolio. As always,     served as a portfolio manager on both
have little portfolio commonality with       we are continually searching for             fixed-income and equity portfolios. Mr.
popular benchmarks and most of our           opportunities to increase the                Seinsheimer joined AIM as a senior
peers. And third, the Fund's short-term      portfolio's estimated intrinsic value.       analyst in 1998 and assumed his current
relative performance will differ from                                                     responsibilities in 2000. He earned a
that of its indexes and have little          The views and opinions expressed in          B.B.A. from Southern Methodist
information value simply because we          management's discussion of Fund              University and an M.B.A. from The
don't own the exact same stocks (low         performance are those of A I M Advisors,     University of Texas at Austin.
commonality).                                Inc. These views and opinions are
                                             subject to change at any time based on                     MICHAEL J. SIMON,
PORTFOLIO ASSESSMENT                         factors such as market and economic           [SIMON       Chartered Financial
                                             conditions. These views and opinions may      PHOTO]       Analyst, senior portfolio
We believe the single most important         not be relied upon as investment advice                    manager, is manager of AIM
indicator of the way AIM Select Basic        or recommendations, or as an offer for a                   Select Basic Value Fund.
Value Fund is positioned for potential       particular security. The information is      He began his investment career in 1989
success is not our historical investment     not a complete analysis of every aspect      and joined AIM in 2001. Before joining
results or popular statistical measures,     of any market, country, industry,            AIM, he worked as a vice president,
but rather the portfolio's estimated         security or the Fund. Statements of fact     equity analyst and portfolio manager.
intrinsic value. Since we can estimate       are from sources considered reliable,        Mr. Simon earned a B.B.A. in finance
the intrinsic value of each holding in       but A I M Advisors, Inc. makes no            from Texas Christian University and an
the portfolio, we can also estimate the      representation or warranty as to their       M.B.A. from the University of Chicago.
intrinsic value of the entire Fund.          completeness or accuracy. Although           Mr. Simon has served as occasional
                                             historical performance is no guarantee       faculty in the Finance and Decision
   At the close of the reporting period,     of future results, these insights may        Sciences Department of Texas Christian
we believed the difference between           help you understand our investment           University's M.J. Neely School of
market price and estimated intrinsic         management philosophy.                       Business.
value was about average for your Fund by
its historical standards. However, we              See important Fund and index           Assisted by the Basic Value Team
believed this estimated intrinsic             disclosures on the inside front cover.
                                                                                                 [RIGHT ARROW GRAPHIC]

                                                                                          FOR A PRESENTATION OF YOUR FUND'S
                                                                                          LONG-TERM PERFORMANCE, PLEASE SEE
                                                                                          PAGE 5.


AIM SELECT BASIC VALUE FUND


YOUR FUND'S LONG-TERM PERFORMANCE

========================================     ========================================
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS
As of 4/30/06, including applicable sales    As of 3/31/06, most recent calendar
charges                                      quarter-end, including applicable sales
                                             charges
CLASS A SHARES
Inception (8/30/02)              10.60%      CLASS A SHARES
 1 Year                           8.43       Inception (8/30/02)              10.75%
                                              1 Year                           5.50
CLASS B SHARES
Inception (8/30/02)              11.91%      CLASS B SHARES
 1 Year                           9.71       Inception (8/30/02)              12.09%
                                              1 Year                           6.63
CLASS C SHARES
Inception (8/30/02)              12.32%      CLASS C SHARES
 1 Year                          13.71       Inception (8/30/02)              12.50%
                                              1 Year                          10.63

========================================     ========================================

THE PERFORMANCE DATA QUOTED REPRESENT        INVESTMENT RETURN AND PRINCIPAL VALUE           THE PERFORMANCE OF THE FUND'S SHARE
PAST PERFORMANCE AND CANNOT GUARANTEE        WILL FLUCTUATE SO THAT YOU MAY HAVE A        CLASSES WILL DIFFER DUE TO DIFFERENT
COMPARABLE FUTURE RESULTS; CURRENT           GAIN OR LOSS WHEN YOU SELL SHARES.           SALES CHARGE STRUCTURES AND CLASS
PERFORMANCE MAY BE LOWER OR HIGHER.                                                       EXPENSES.
PLEASE VISIT AIMinvestments.com FOR THE         CLASS A SHARE PERFORMANCE REFLECTS
MOST RECENT MONTH-END PERFORMANCE.           THE MAXIMUM 5.50% SALES CHARGE, AND             HAD THE ADVISOR AND/OR DISTRIBUTOR
PERFORMANCE FIGURES REFLECT REINVESTED       CLASS B AND CLASS C SHARE PERFORMANCE        NOT WAIVED FEES AND/OR REIMBURSED
DISTRIBUTIONS, CHANGES IN NET ASSET          REFLECTS THE APPLICABLE CONTINGENT           EXPENSES, PERFORMANCE WOULD HAVE BEEN
VALUE AND THE EFFECT OF THE MAXIMUM          DEFERRED SALES CHARGE (CDSC) FOR THE         LOWER.
SALES CHARGE UNLESS OTHERWISE STATED.        PERIOD INVOLVED. THE CDSC ON CLASS B
PERFORMANCE FIGURES DO NOT REFLECT           SHARES DECLINES FROM 5% BEGINNING AT THE
DEDUCTION OF TAXES A SHAREHOLDER WOULD       TIME OF PURCHASE TO 0% AT THE BEGINNING
PAY ON FUND DISTRIBUTIONS OR SALE OF         OF THE SEVENTH YEAR. THE CDSC ON CLASS C
FUND SHARES.                                 SHARES IS 1% FOR THE FIRST YEAR AFTER
                                             PURCHASE.





Continued from inside front cover

A description of the policies and            Information regarding how the Fund voted
procedures that the Fund uses to             proxies related to its portfolio
determine how to vote proxies relating       securities during the 12 months ended
to portfolio securities is available         June 30, 2005, is available at our Web
without charge, upon request, from our       site. Go to AIMinvestments.com, access
Client Services department at                the About Us tab, click on Required
800-959-4246 or on the AIM Web site,         Notices and then click on Proxy Voting
AIMinvestments.com. On the home page,        Activity. Next, select the Fund from the
scroll down and click on AIM Funds Proxy     drop-down menu. The information is also
Policy. The information is also              available on the SEC Web site, sec.gov.
available on the SEC Web site, sec.gov.

AIM SELECT BASIC VALUE FUND


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested,          The hypothetical account values and
                                             to estimate the expenses that you paid       expenses may not be used to estimate the
As a shareholder of the Fund, you incur      over the period. Simply divide your          actual ending account balance or
two types of costs: (1) transaction          account value by $1,000 (for example, an     expenses you paid for the period. You
costs, which may include sales charges       $8,600 account value divided by $1,000 =     may use this information to compare the
(loads) on purchase payments; contingent     8.6), then multiply the result by the        ongoing costs of investing in the Fund
deferred sales charges on redemptions;       number in the table under the heading        and other funds. To do so, compare this
and redemption fees, if any; and (2)         entitled "Actual Expenses Paid During        5% hypothetical example with the 5%
ongoing costs, including management          Period" to estimate the expenses you         hypothetical examples that appear in the
fees; distribution and/or service fees       paid on your account during this period.     shareholder reports of the other funds.
(12b-1); and other Fund expenses. This
example is intended to help you              HYPOTHETICAL EXAMPLE FOR COMPARISON             Please note that the expenses shown
understand your ongoing costs (in            PURPOSES                                     in the table are meant to highlight your
dollars) of investing in the Fund and to                                                  ongoing costs only and do not reflect
compare these costs with ongoing costs       The table below also provides                any transactional costs, such as sales
of investing in other mutual funds. The      information about hypothetical account       charges (loads) on purchase payments,
example is based on an investment of         values and hypothetical expenses based       contingent deferred sales charges on
$1,000 invested at the beginning of the      on the Fund's actual expense ratio and       redemptions, and redemption fees, if
period and held for the entire period        an assumed rate of return of 5% per year     any. Therefore, the hypothetical
November 1, 2005, through April 30,          before expenses, which is not the Fund's     information is useful in comparing
2006.                                        actual return. The Fund's actual             ongoing costs only, and will not help
                                             cumulative total returns at net asset        you determine the relative total costs
ACTUAL EXPENSES                              value after expenses for the six months      of owning different funds. In addition,
                                             ended April 30, 2006, appear in the          if these transactional costs were
The table below provides information         table "Fund vs. Indexes" on page 3.          included, your costs would have been
about actual account values and actual                                                    higher.
expenses. You may use the information in
this table,


====================================================================================================================================

                                                   ACTUAL                          HYPOTHETICAL
                                                                       (5% ANNUAL RETURN BEFORE EXPENSES)

                  BEGINNING             ENDING               EXPENSES        ENDING             EXPENSES          ANNUALIZED
SHARE           ACCOUNT VALUE        ACCOUNT VALUE         PAID DURING    ACCOUNT VALUE       PAID DURING          EXPENSE
CLASS            (11/1/05)           (4/30/06)(1)            PERIOD(2)     (4/30/06)            PERIOD(2)           RATIO
  A              $1,000.00            $1,118.70              $9.37         $1,015.95             $8.91              1.78%
  B               1,000.00             1,118.70               9.35          1,015.97              8.90              1.78
  C               1,000.00             1,118.70               9.35          1,015.97              8.90              1.78

(1)  The actual ending account value is based on the actual total return of the Fund for the period November 1, 2005, through April
     30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended April 30, 2006, appear in the table "Fund vs. Indexes" on page 3.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================



                                            [ARROW    For More Information Visit
                                            BUTTON       AIMinvestments.com
                                            IMAGE]

AIM SELECT BASIC VALUE FUND


APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Equity          o The quality of services to be provided     o Fees relative to those of clients of
Funds (the "Board") oversees the             by AIM. The Board reviewed the               AIM with comparable investment
management of AIM Select Basic Value         credentials and experience of the            strategies. The Board noted that AIM
Fund (the "Fund") and, as required by        officers and employees of AIM who will       does not serve as an advisor to other
law, determines annually whether to          provide investment advisory services to      mutual funds or other clients with
approve the continuance of the Fund's        the Fund. In reviewing the                   investment strategies comparable to
advisory agreement with A I M Advisors,      qualifications of AIM to provide             those of the Fund.
Inc. ("AIM"). Based upon the                 investment advisory services, the Board
recommendation of the Investments            reviewed the qualifications of AIM's         o Fees relative to those of comparable
Committee of the Board at a meeting held     investment personnel and considered such     funds with other advisors. The Board
on June 30, 2005, the Board, including       issues as AIM's portfolio and product        reviewed the advisory fee rate for the
all of the independent trustees,             review process, various back office          Fund under the Advisory Agreement. The
approved the continuance of the advisory     support functions provided by AIM and        Board compared effective contractual
agreement (the "Advisory Agreement")         AIM's equity and fixed income trading        advisory fee rates at a common asset
between the Fund and AIM for another         operations. Based on the review of these     level and noted that the Fund's rate was
year, effective July 1, 2005.                and other factors, the Board concluded       comparable to the median rate of the
                                             that the quality of services to be           funds advised by other advisors with
   The Board considered the factors          provided by AIM was appropriate and that     investment strategies comparable to
discussed below in evaluating the            AIM currently is providing satisfactory      those of the Fund that the Board
fairness and reasonableness of the           services in accordance with the terms of     reviewed. The Board noted that AIM has
Advisory Agreement at the meeting on         the Advisory Agreement.                      agreed to waive fees and to limit the
June 30, 2005 and as part of the Board's                                                  Fund's total operating expenses, as
ongoing oversight of the Fund. In their      o The performance of the Fund relative       discussed below. The Board also noted
deliberations, the Board and the             to comparable funds. The Board reviewed      that the Fund is currently in incubation
independent trustees did not identify        the performance of the Fund during the       and has no public shareholders. Based on
any particular factor that was               past one year ended March 31, 2005           this review, the Board concluded that
controlling, and each trustee attributed     against the performance of funds advised     the advisory fee rate for the Fund under
different weights to the various             by other advisors with investment            the Advisory Agreement was fair and
factors.                                     strategies comparable to those of the        reasonable.
                                             Fund. The Board noted that the Fund's
   One of the responsibilities of the        performance in period was below the          o Expense limitations and fee waivers.
Senior Officer of the Fund, who is           median performance of such comparable        The Board noted that AIM has
independent of AIM and AIM's affiliates,     funds. The Board noted that, because the     contractually agreed to waive advisory
is to manage the process by which the        Fund has recently commenced operations,      fees of the Fund through June 30, 2006
Fund's proposed management fees are          comparative performance information was      to the extent necessary so that the
negotiated to ensure that they are           only available for one year and that         advisory fees payable by the Fund do not
negotiated in a manner which is at arm's     more time was needed to adequately           exceed a specified maximum advisory fee
length and reasonable. To that end, the      assess whether the Fund was                  rate, which maximum rate includes
Senior Officer must either supervise a       under-performing. Based on this review,      breakpoints and is based on net asset
competitive bidding process or prepare       the Board concluded that no changes          levels. The Board considered the
an independent written evaluation. The       should be made to the Fund and that it       contractual nature of this fee waiver
Senior Officer has recommended an            was not necessary to change the Fund's       and noted that it remains in effect
independent written evaluation in lieu       portfolio management team at this time.      until June 30, 2006. The Board also
of a competitive bidding process and,                                                     noted that AIM has voluntarily agreed to
upon the direction of the Board, has         o The performance of the Fund relative       waive fees and/or limit expenses of the
prepared such an independent written         to indices. The Board reviewed the           Fund in an amount necessary to limit
evaluation. Such written evaluation also     performance of the Fund during the past      total annual operating expenses to a
considered certain of the factors            year ended March 31, 2005 against the        specified percentage of average daily
discussed below. In addition, as             performance of the Lipper Multi-Cap          net assets for each class of the Fund.
discussed below, the Senior Officer made     Value Index. The Board noted that the        The Board considered the voluntary
certain recommendations to the Board in      Fund's performance in such period was        nature of this fee waiver/expense
connection with such written evaluation.     below the performance of such Index. The     limitation and noted that it can be
                                             Board noted that, because the Fund has       terminated at any time by AIM without
   The discussion below serves as a          recently commenced operations,               further notice to investors. The Board
summary of the Senior Officer's              comparative performance information was      also noted that the Fund is currently in
independent written evaluation and           only available for one year and that         incubation and has no public
recommendations to the Board in              more time was needed to adequately           shareholders. The Board considered the
connection therewith, as well as a           assess whether the Fund was                  effect these fee waivers/expense
discussion of the material factors and       under-performing. Based on this review,      limitations would have on the Fund's
the conclusions with respect thereto         the Board concluded that no changes          estimated expenses and concluded that
that formed the basis for the Board's        should be made to the Fund and that it       the levels of fee waivers/expense
approval of the Advisory Agreement.          was not necessary to change the Fund's       limitations for the Fund were fair and
After consideration of all of the            portfolio management team at this time.      reasonable.
factors below and based on its informed
business judgment, the Board determined      o Meeting with the Fund's portfolio          o Breakpoints and economies of scale.
that the Advisory Agreement is in the        managers and investment personnel. With      The Board reviewed the structure of the
best interests of the Fund and its           respect to the Fund, the Board is            Fund's advisory fee under the Advisory
shareholders and that the compensation       meeting periodically with such Fund's        Agreement, noting that it includes two
to AIM under the Advisory Agreement is       portfolio managers and/or other              breakpoints. The Board reviewed the
fair and reasonable and would have been      investment personnel and believes that       level of the Fund's advisory fees, and
obtained through arm's length                such individuals are competent and able      noted that such fees, as a percentage of
negotiations.                                to continue to carry out their               the Fund's net assets, would decrease as
                                             responsibilities under the Advisory          net assets increase because the Advisory
o The nature and extent of the advisory      Agreement.                                   Agreement includes breakpoints. The
services to be provided by AIM. The                                                       Board noted that, due to the Fund's
Board reviewed the services to be            o Overall performance of AIM. The Board      current asset levels and the way in
provided by AIM under the Advisory           considered the overall performance of        which the advisory fee breakpoints have
Agreement. Based on such review, the         AIM in providing investment advisory and     been structured, the Fund has yet to
Board concluded that the range of            portfolio administrative services to the     benefit from the breakpoints. The Board
services to be provided by AIM under the     Fund and concluded that such performance     noted that AIM has contractually agreed
Advisory Agreement was appropriate and       was satisfactory.                            to waive advisory fees of the Fund
that AIM currently is providing services                                                  through June 30, 2006 to the extent
in accordance with the terms of the                                                       necessary so that the advisory fees
Advisory Agreement.                                                                       payable by the Fund do not exceed a
                                                                                          specified

                                                                                                                       (continued)

AIM SELECT BASIC VALUE FUND


maximum advisory fee rate, which maximum     o Profitability of AIM and its               o Other factors and current trends. In
rate includes breakpoints and is based       affiliates. The Board reviewed               determining whether to continue the
on net asset levels. The Board concluded     information concerning the profitability     Advisory Agreement for the Fund, the
that the Fund's fee levels under the         of AIM's (and its affiliates')               Board considered the fact that AIM,
Advisory Agreement therefore would           investment advisory and other activities     along with others in the mutual fund
reflect economies of scale at higher         and its financial condition. The Board       industry, is subject to regulatory
asset levels and that it was not             considered the overall profitability of      inquiries and litigation related to a
necessary to change the advisory fee         AIM, as well as the profitability of AIM     wide range of issues. The Board also
breakpoints in the Fund's advisory fee       in connection with managing the Fund.        considered the governance and compliance
schedule.                                    The Board noted that AIM's operations        reforms being undertaken by AIM and its
                                             remain profitable, although increased        affiliates, including maintaining an
o Investments in affiliated money market     expenses in recent years have reduced        internal controls committee and
funds. The Board also took into account      AIM's profitability. Based on the review     retaining an independent compliance
the fact that uninvested cash and cash       of the profitability of AIM's and its        consultant, and the fact that AIM has
collateral from securities lending           affiliates' investment advisory and          undertaken to cause the Fund to operate
arrangements (collectively, "cash            other activities and its financial           in accordance with certain governance
balances") of the Fund may be invested       condition, the Board concluded that the      policies and practices. The Board
in money market funds advised by AIM         compensation to be paid by the Fund to       concluded that these actions indicated a
pursuant to the terms of an SEC              AIM under its Advisory Agreement was not     good faith effort on the part of AIM to
exemptive order. The Board found that        excessive.                                   adhere to the highest ethical standards,
the Fund may realize certain benefits                                                     and determined that the current
upon investing cash balances in AIM          o Benefits of soft dollars to AIM. The       regulatory and litigation environment to
advised money market funds, including a      Board considered the benefits realized       which AIM is subject should not prevent
higher net return, increased liquidity,      by AIM as a result of brokerage              the Board from continuing the Advisory
increased diversification or decreased       transactions executed through "soft          Agreement for the Fund.
transaction costs. The Board also found      dollar" arrangements. Under these
that the Fund will not receive reduced       arrangements, brokerage commissions paid
services if it invests its cash balances     by the Fund and/or other funds advised
in such money market funds. The Board        by AIM are used to pay for research and
noted that, to the extent the Fund           execution services. This research is
invests in affiliated money market           used by AIM in making investment
funds, AIM has voluntarily agreed to         decisions for the Fund. The Board
waive a portion of the advisory fees it      concluded that such arrangements were
receives from the Fund attributable to       appropriate.
such investment. The Board further
determined that the proposed securities      o AIM's financial soundness in light of
lending program and related procedures       the Fund's needs. The Board considered
with respect to the lending Fund is in       whether AIM is financially sound and has
the best interests of the lending Fund       the resources necessary to perform its
and its respective shareholders. The         obligations under the Advisory
Board therefore concluded that the           Agreement, and concluded that AIM has
investment of cash collateral received       the financial resources necessary to
in connection with the securities            fulfill its obligations under the
lending program in the money market          Advisory Agreement.
funds according to the procedures is in
the best interests of the lending Fund       o Historical relationship between the
and its respective shareholders.             Fund and AIM. In determining whether to
                                             continue the Advisory Agreement for the
o Independent written evaluation and         Fund, the Board also considered the
recommendations of the Fund's Senior         prior relationship between AIM and the
Officer. The Board noted that, upon          Fund, as well as the Board's knowledge
their direction, the Senior Officer of       of AIM's operations, and concluded that
the Fund, who is independent of AIM and      it was beneficial to maintain the
AIM's affiliates, had prepared an            current relationship, in part, because
independent written evaluation in order      of such knowledge. The Board also
to assist the Board in determining the       reviewed the general nature of the
reasonableness of the proposed               non-investment advisory services
management fees of the AIM Funds,            currently performed by AIM and its
including the Fund. The Board noted that     affiliates, such as administrative,
the Senior Officer's written evaluation      transfer agency and distribution
had been relied upon by the Board in         services, and the fees received by AIM
this regard in lieu of a competitive         and its affiliates for performing such
bidding process. In determining whether      services. In addition to reviewing such
to continue the Advisory Agreement for       services, the trustees also considered
the Fund, the Board considered the           the organizational structure employed by
Senior Officer's written evaluation and      AIM and its affiliates to provide those
the recommendation made by the Senior        services. Based on the review of these
Officer to the Board that the Board          and other factors, the Board concluded
consider implementing a process to           that AIM and its affiliates were
assist them in more closely monitoring       qualified to continue to provide
the performance of the AIM Funds. The        non-investment advisory services to the
Board concluded that it would be             Fund, including administrative, transfer
advisable to implement such a process as     agency and distribution services, and
soon as reasonably practicable.              that AIM and its affiliates currently
                                             are providing satisfactory
                                             non-investment advisory services.

AIM SELECT BASIC VALUE FUND

SCHEDULE OF INVESTMENTS

April 30, 2006
(Unaudited)


                                      SHARES        VALUE
------------------------------------------------------------
COMMON STOCKS-100.31%

ADVERTISING-5.36%

Interpublic Group of Cos., Inc.
  (The)(a)                             3,866      $   37,036
------------------------------------------------------------
Omnicom Group Inc.                       500          45,005
============================================================
                                                      82,041
============================================================

APPAREL RETAIL-2.42%

Gap, Inc. (The)                        2,050          37,085
============================================================

BREWERS-4.32%

Molson Coors Brewing Co.-Class B         896          66,179
============================================================

BUILDING PRODUCTS-2.13%

American Standard Cos. Inc.              750          32,648
============================================================

COMPUTER HARDWARE-1.73%

Dell Inc.(a)                           1,011          26,488
============================================================

CONSTRUCTION & ENGINEERING-2.30%

Chicago Bridge & Iron Co. N.V.
  -New York Shares                     1,470          35,236
============================================================

CONSTRUCTION MATERIALS-2.96%

Cemex S.A. de C.V. -ADR (Mexico)         672          45,373
============================================================

DATA PROCESSING & OUTSOURCED
  SERVICES-3.43%

First Data Corp.                       1,100          52,459
============================================================

DIVERSIFIED COMMERCIAL &
  PROFESSIONAL SERVICES-2.75%

Cendant Corp.(a)                       2,412          42,041
============================================================

ENVIRONMENTAL & FACILITIES
  SERVICES-3.43%

Waste Management, Inc.                 1,400          52,444
============================================================

GENERAL MERCHANDISE STORES-2.08%

Target Corp.                             600          31,860
============================================================

HEALTH CARE DISTRIBUTORS-6.16%

Cardinal Health, Inc.                  1,400          94,290
============================================================

HEALTH CARE EQUIPMENT-2.55%

Waters Corp.(a)                          860          38,975
============================================================

INDUSTRIAL CONGLOMERATES-3.61%

Tyco International Ltd.                2,100          55,335
============================================================

INVESTMENT BANKING & BROKERAGE-3.98%

Merrill Lynch & Co., Inc.                800          61,008
============================================================

LEISURE PRODUCTS-2.27%

Brunswick Corp.                          888          34,827
============================================================

MANAGED HEALTH CARE-3.43%

WellPoint Inc.(a)                        740          52,540
============================================================


                                      SHARES         VALUE
------------------------------------------------------------
OIL & GAS DRILLING-4.24%

Transocean Inc.(a)                       800      $   64,856
============================================================

OIL & GAS EQUIPMENT & SERVICES-4.26%

Weatherford International
  Ltd.(a)                              1,231          65,157
============================================================

OTHER DIVERSIFIED FINANCIAL
  SERVICES-7.96%

Citigroup Inc.                         1,100          54,945
------------------------------------------------------------
JPMorgan Chase & Co.                   1,475          66,936
============================================================
                                                     121,881
============================================================

PHARMACEUTICALS-9.16%

Pfizer Inc.                            1,300          32,929
------------------------------------------------------------
Sanofi-Aventis (France)(b)               687          64,777
------------------------------------------------------------
Wyeth                                    875          42,586
============================================================
                                                     140,292
============================================================


PROPERTY & CASUALTY INSURANCE-3.08%

ACE Ltd.                                 850          47,209
============================================================

SEMICONDUCTOR EQUIPMENT-3.89%

Brooks Automation, Inc.(a)             2,939          39,735
------------------------------------------------------------
Novellus Systems, Inc.(a)                800          19,760
============================================================
                                                      59,495
============================================================

SPECIALIZED CONSUMER SERVICES-2.37%

Jackson Hewitt Tax Service Inc.        1,216          36,334
============================================================

SYSTEMS SOFTWARE-4.54%

CA Inc.                                2,050          51,988
------------------------------------------------------------
Microsoft Corp.                          728          17,581
============================================================
                                                      69,569
============================================================

THRIFTS & MORTGAGE FINANCE-5.90%

Fannie Mae                             1,000          50,600
------------------------------------------------------------
Freddie Mac                              650          39,689
============================================================
                                                      90,289
============================================================

TOTAL INVESTMENTS-100.31%
  (Cost $1,164,988)                                1,535,911
============================================================

OTHER ASSETS LESS LIABILITIES-(0.31)%                 (4,775)
============================================================
NET ASSETS-100.00%                               $1,531,136
____________________________________________________________
============================================================

Investment Abbreviations:

ADR   - American Depositary Receipt


Notes to Schedule of Investments:

(a) Non-income producing security.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The value of this security at April 30, 2006 represented 4.23% of the Fund's Net Assets. See Note 1A.


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM SELECT BASIC VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $1,164,988)           $1,535,911
------------------------------------------------------------
Cash                                                   5,972
------------------------------------------------------------
Receivables for:
  Dividends                                            1,515
------------------------------------------------------------
  Fund expenses absorbed                               6,026
------------------------------------------------------------
Other assets                                              71
============================================================
      Total assets                                 1,549,495
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
Accrued trustees' and officer's fees and
  benefits                                             1,447
------------------------------------------------------------
Accrued transfer agent fees                                5
------------------------------------------------------------
Accrued operating expenses                            16,907
------------------------------------------------------------
      Total liabilities                               18,359
============================================================
Net assets applicable to shares outstanding       $1,531,136
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                     $1,101,189
-----------------------------------------------------------
Undistributed net investment income (loss)            (3,529)
------------------------------------------------------------
Undistributed net realized gain from
  investment securities                               62,553
------------------------------------------------------------
Unrealized appreciation from investment
  securities                                         370,923
============================================================
                                                  $1,531,136
____________________________________________________________
============================================================

NET ASSETS:

Class A                                           $  612,450
____________________________________________________________
============================================================
Class B                                           $  459,343
____________________________________________________________
============================================================
Class C                                           $  459,343
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                               44,305
____________________________________________________________
============================================================
Class B                                               33,230
____________________________________________________________
============================================================
Class C                                               33,230
____________________________________________________________
============================================================
Class A:
    Net asset value per share                     $    13.82
------------------------------------------------------------
    Offering price per share
    (Net asset value of $13.82 divided by
    94.50%)                                       $    14.62
____________________________________________________________
============================================================
Class B:
    Net asset value and offering price per
    share                                         $    13.82
____________________________________________________________
============================================================
Class C:
    Net asset value and offering price per
    share                                         $    13.82
____________________________________________________________
============================================================



See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM SELECT BASIC VALUE FUND

STATEMENT OF OPERATIONS

For the six months ended April 30, 2006
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $11)                               $     9,317
===========================================================================================

EXPENSES:

Advisory fees                                                                         5,513
-------------------------------------------------------------------------------------------
Administrative services fees                                                         24,795
-------------------------------------------------------------------------------------------
Custodian fees                                                                          804
-------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                               735
-------------------------------------------------------------------------------------------
  Class B                                                                             2,205
-------------------------------------------------------------------------------------------
  Class C                                                                             2,205
-------------------------------------------------------------------------------------------
Transfer agent fees                                                                      45
-------------------------------------------------------------------------------------------
Trustees' and officer's fees and benefits                                             7,872
-------------------------------------------------------------------------------------------
Professional services fees                                                           18,227
-------------------------------------------------------------------------------------------
Other                                                                                 3,975
===========================================================================================
      Total expenses                                                                 66,376
===========================================================================================
Less: Fees waived, expenses reimbursed and expense offset arrangement               (53,530)
===========================================================================================
      Net expenses                                                                   12,846
===========================================================================================
Net investment income (loss)                                                         (3,529)
===========================================================================================

REALIZED AND UNREALIZED GAIN FROM INVESTMENT SECURITIES

Net realized gain from investment securities                                         62,570
===========================================================================================
Change in net unrealized appreciation of investment securities                      103,950
-------------------------------------------------------------------------------------------
Net gain from investment securities                                                 166,520
===========================================================================================
Net increase in net assets resulting from operations                            $   162,991
___________________________________________________________________________________________
===========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM SELECT BASIC VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2006 and the year ended October 31, 2005 (Unaudited)


                                                                                    APRIL 30,       OCTOBER 31,
                                                                                       2006            2005
---------------------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                                    $     (3,529)          (8,313)
---------------------------------------------------------------------------------------------------------------
  Net realized gain from investment securities
    and foreign currencies                                                              62,570           64,964
---------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                                                  103,950           34,972
===============================================================================================================
      Net increase in net assets resulting from operations                             162,991           91,623
===============================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                              (25,622)         (24,703)
---------------------------------------------------------------------------------------------------------------
  Class B                                                                              (19,217)         (18,527)
---------------------------------------------------------------------------------------------------------------
  Class C                                                                              (19,217)         (18,527)
===============================================================================================================
      Decrease in net assets resulting from distributions                              (64,056)         (61,757)
===============================================================================================================
Share transactions-net:
  Class A                                                                               25,622           24,703
---------------------------------------------------------------------------------------------------------------
  Class B                                                                               19,217           18,527
---------------------------------------------------------------------------------------------------------------
  Class C                                                                               19,217           18,527
===============================================================================================================
      Net increase in net assets resulting from share transactions                      64,056           61,757
===============================================================================================================
      Net increase in net assets                                                       162,991           91,623
_______________________________________________________________________________________________________________
===============================================================================================================

NET ASSETS:

  Beginning of period                                                                1,368,145        1,276,522
===============================================================================================================
  End of period (including undistributed net investment income (loss) of
     $(3,529) and $0, respectively)                                               $  1,531,136     $  1,368,145
_______________________________________________________________________________________________________________
===============================================================================================================



See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM SELECT BASIC VALUE FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Select Basic Value Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund is currently not open to investors.

      The Fund's investment objective is long-term growth of capital.

      Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

      The preparation of financial statements in conformity with accounting principles generally accepted in the place United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

            A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

            Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

            Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the AIM Select Basic Value Fund last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

            Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as

AIM SELECT BASIC VALUE FUND

      institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

            Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

            Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

AIM SELECT BASIC VALUE FUND

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

H. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                                         RATE
--------------------------------------------------------------------------------
First $1 billion                                                           0.75%
--------------------------------------------------------------------------------
Next $1 billion                                                            0.70%
--------------------------------------------------------------------------------
Over $2 billion                                                            0.65%
________________________________________________________________________________
================================================================================

      Through June 30, 2006, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AIM SELECT BASIC VALUE FUND

AVERAGE NET ASSETS                                                         RATE
--------------------------------------------------------------------------------
First $250 million                                                         0.695%
--------------------------------------------------------------------------------
Next $250 million                                                          0.67%
--------------------------------------------------------------------------------
Next $500 million                                                          0.645%
--------------------------------------------------------------------------------
Next $1.5 billion                                                          0.62%
--------------------------------------------------------------------------------
Next $2.5 billion                                                          0.595%
--------------------------------------------------------------------------------
Next $2.5 billion                                                          0.57%
--------------------------------------------------------------------------------
Next $2.5 billion                                                          0.545%
--------------------------------------------------------------------------------
Over $10 billion                                                           0.52%
________________________________________________________________________________
================================================================================

      AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B and Class C shares to 1.75% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

      For the six months ended April 30, 2006, AIM waived fees of $5,513 and reimbursed expenses of $42,284.

      At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $331.

      The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended April 30, 2006, AIM was paid $24,795.

      The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AISI to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2006, the Fund paid AISI $45.

      The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. ADI has voluntarily agreed to waive all fees during the time the shares are not available for sale. Waivers may be modified or discontinued at any time. ADI waived all plan fees of $735, $2,205 and $2,205 for the Class A, Class B and Class C shares, respectively.

AIM SELECT BASIC VALUE FUND

      Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3 -- EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2006, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $257.

NOTE 4 -- TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

       During the six months ended April 30, 2006, the Fund paid legal fees of $2,916 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5 -- BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

      The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

      During the six months ended April 30, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

      Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

AIM SELECT BASIC VALUE FUND

NOTE 6 -- TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

      The Fund did not have a capital loss carryforward as of October 31, 2005.

NOTE 7 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2006 was $195,329 and $181,653, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities             $435,278
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities            (64,355)
================================================================================
Net unrealized appreciation of investment securities                   $370,923
________________________________________________________________________________
================================================================================
Cost of investments is the same for tax and financial statement purposes.

NOTE 8 -- SHARE INFORMATION

The Fund currently consists of three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Generally, Class B shares will automatically convert to Class A shares on or about month-end which is at least eight years after the date of purchase.

                             CHANGES IN SHARES OUTSTANDING(a)
---------------------------------------------------------------------------------------
                                            SIX MONTHS ENDED            YEAR ENDED
                                                APRIL 30,               OCTOBER 31,
                                                  2006                     2005
                                           ------------------       ------------------
                                           SHARES      AMOUNT       SHARES      AMOUNT
---------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
     Class A                                1,939      25,622       1,889      24,703
---------------------------------------------------------------------------------------
     Class B                                1,457      19,217       1,416      18,527
---------------------------------------------------------------------------------------
     Class C                                1,457      19,217       1,416      18,527
=======================================================================================
                                            4,853     $64,056       4,721     $61,757
_______________________________________________________________________________________
=======================================================================================

(a)   Currently, the Fund is not open to investors. All shares are owned by AIM.

AIM SELECT BASIC VALUE FUND

NOTE 9 -- FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                            CLASS A
                                                       -----------------------------------------------------------------------------
                                                                                                                     AUGUST 30, 2002
                                                                                                                         (DATE
                                                         SIX MONTHS                                                   OPERATIONS
                                                            ENDED                                                     COMMENCED) TO
                                                         APRIL 30,                  YEAR ENDED OCTOBER 31,             OCTOBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                            2006              2005           2004           2003           2002
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $  12.92          $  12.61       $  11.65       $   9.13       $  10.00
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                             (0.03)            (0.08)         (0.09)         (0.07)         (0.01)
------------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
  and unrealized)                                           1.54              1.00           1.05           2.70          (0.86)
====================================================================================================================================
    Total from investment operations                        1.51              0.92           0.96           2.63          (0.87)
====================================================================================================================================
Less distributions:
  Dividends from net investment income                        --                --             --          (0.11)            --
------------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                    (0.61)            (0.61)            --             --             --
====================================================================================================================================
    Total distributions                                    (0.61)            (0.61)            --          (0.11)            --
====================================================================================================================================
Net asset value, end of period                          $  13.82          $  12.92       $  12.61       $  11.65       $   9.13
____________________________________________________________________________________________________________________________________
====================================================================================================================================
Total return(a)                                            11.87%             7.24%          8.24%         29.12%         (8.70)%
____________________________________________________________________________________________________________________________________
====================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $    612          $    547       $    511       $    472       $    365
____________________________________________________________________________________________________________________________________
====================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements            1.78%(b)          1.77%          1.77%          1.83%          1.75%(c)
------------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements         8.58%(b)         10.18%          9.96%         10.27%         23.74%(c)
====================================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                               (0.48)%(b)        (0.60)%        (0.70)%        (0.75)%        (0.49)%(c)
____________________________________________________________________________________________________________________________________
====================================================================================================================================
Portfolio turnover rate(d)                                    12%               16%            19%            20%             4%
____________________________________________________________________________________________________________________________________
====================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(b)   Ratios are annualized and based on average daily net assets of $592,903.
(c)   Annualized.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM SELECT BASIC VALUE FUND

                                                                                          CLASS B
                                                      ------------------------------------------------------------------------------

                                                                                                                   AUGUST 30, 2002
                                                                                                                        (DATE
                                                         SIX MONTHS                                                  OPERATIONS
                                                            ENDED                                                    COMMENCED) TO
                                                          APRIL 30,                YEAR ENDED OCTOBER 31,             OCTOBER 31,
                                                           2006              2005           2004           2003          2002
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $  12.92          $  12.62       $  11.65       $   9.13       $  10.00
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                             (0.03)            (0.08)         (0.09)         (0.07)         (0.01)
------------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
  and unrealized)                                           1.54              0.99           1.06           2.70          (0.86)
====================================================================================================================================
    Total from investment operations                        1.51              0.91           0.97           2.63          (0.87)
====================================================================================================================================
Less distributions:
  Dividends from net investment income                        --                --             --          (0.11)            --
------------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                    (0.61)            (0.61)            --             --             --
====================================================================================================================================
    Total distributions                                    (0.61)            (0.61)            --          (0.11)            --
====================================================================================================================================
Net asset value, end of period                          $  13.82          $  12.92       $  12.62       $  11.65       $   9.13
____________________________________________________________________________________________________________________________________
====================================================================================================================================
Total return(a)                                            11.87%             7.15%          8.33%         29.12%         (8.70)%
____________________________________________________________________________________________________________________________________
====================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $    459          $    410       $    383       $    354       $    274
____________________________________________________________________________________________________________________________________
====================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements            1.78%(b)          1.77%          1.77%          1.83%          1.75%(c)
------------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements         9.33%(b)         10.86%         10.61%         10.92%         24.39%(c)
====================================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                               (0.48)%(b)        (0.60)%        (0.70)%        (0.75)%        (0.49)%(c)
____________________________________________________________________________________________________________________________________
====================================================================================================================================
Portfolio turnover rate(d)                                    12%               16%            19%            20%             4%
____________________________________________________________________________________________________________________________________
====================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(b)   Ratios are annualized and based on average daily net assets of $444,683.
(c)   Annualized.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM SELECT BASIC VALUE FUND

                                                                                           CLASS C
                                                      ------------------------------------------------------------------------------
                                                                                                                   AUGUST 30, 2002
                                                                                                                        (DATE
                                                       SIX MONTHS                                                     OPERATIONS
                                                         ENDED                                                       COMMENCED) TO
                                                       APRIL 30,                 YEAR ENDED OCTOBER 31,               OCTOBER 31,
                                                          2006              2005           2004           2003            2002
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $  12.92          $  12.62       $  11.65       $   9.13       $  10.00
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                             (0.03)            (0.08)         (0.09)         (0.07)         (0.01)
------------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
  and unrealized)                                           1.54              0.99           1.06           2.70          (0.86)
====================================================================================================================================
    Total from investment operations                        1.51              0.91           0.97           2.63          (0.87)
====================================================================================================================================
Less distributions:
  Dividends from net investment income                        --                --             --          (0.11)            --
------------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                    (0.61)            (0.61)            --             --             --
====================================================================================================================================
    Total distributions                                    (0.61)            (0.61)            --          (0.11)            --
====================================================================================================================================
Net asset value, end of period                          $  13.82          $  12.92       $  12.62       $  11.65       $   9.13
____________________________________________________________________________________________________________________________________
====================================================================================================================================
Total return(a)                                            11.87%             7.15%          8.33%         29.12%         (8.70)%
____________________________________________________________________________________________________________________________________
====================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $    459          $    410       $    383       $    354       $    274
____________________________________________________________________________________________________________________________________
====================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements            1.78%(b)          1.77%          1.77%          1.83%          1.75%(c)
------------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements         9.33%(b)         10.86%         10.61%         10.92%         24.39%(c)
====================================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                               (0.48)%(b)        (0.60)%        (0.70)%        (0.75)%        (0.49)%(c)
____________________________________________________________________________________________________________________________________
====================================================================================================================================
Portfolio turnover rate(d)                                    12%               16%            19%            20%             4%
____________________________________________________________________________________________________________________________________
====================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(b)   Ratios are annualized and based on average daily net assets of $444,683.
(c)   Annualized.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM SELECT BASIC VALUE FUND

NOTE 10 -- LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

      On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

      At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

PENDING LITIGATION AND REGULATORY INQUIRIES

      On August 30, 2005, the West Virginia Office of the State Auditor - Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

      Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

o that the defendants permitted improper market timing and related activity in the AIM Funds;

o     that certain AIM Funds inadequately employed fair value pricing;

o that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

AIM SELECT BASIC VALUE FUND

o that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

      These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

      All lawsuits based on allegations of market timing, late trading and related issues have been transferred or conditionally transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan.

      On March 1, 2006, the MDL Court entered orders on Defendants' Motions to dismiss in the derivative and class action lawsuits. The MDL Court dismissed all derivative causes of action in the derivative lawsuit but two: (i) the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"); and (ii) the "control person liability" claim under Section 48 of the 1940 Act. The MDL Court dismissed all claims asserted in the class action lawsuit but three: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934; (ii) the excessive fee claim under Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and (iii) the "control person liability" claim under Section 48 of the 1940 Act. Based on the MDL Court's March 1, 2006 orders, all claims asserted against the Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the derivative lawsuit. Defendants filed their Original Answer in the class action lawsuit on March 31, 2006. The MDL Court has indefinitely deferred Defendants' obligation to answer the derivative lawsuit.

      On February 27, 2006, Judge Motz for the MDL Court issued a memorandum opinion on the AMVESCAP Defendants' motion to dismiss the ERISA lawsuit. Judge Motz granted the motion in part and denied the motion in part, holding that: (i) Plaintiff has both constitutional and statutory standing to pursue her claims under ERISA Section 502(a)(2); (ii) Plaintiff lacks standing under ERISA Section 502(a)(3) to obtain equitable relief; (iii) the motion is granted as to the claims alleged under ERISA Section 404 for failure to prudently and loyally manage plan assets against certain AMVESCAP Defendants; (iv) the motion is denied as to the claims alleged under ERISA Section 404 for failure to prudently and loyally manage plan assets against AMVESCAP and certain other AMVESCAP Defendants. The opinion also: (i) confirmed Plaintiff's abandonment of her claims that defendants engaged in prohibited transactions and/or misrepresentation; (ii) postponed consideration of the duty to monitor and co-fiduciary duty claims until after any possible amendments to the complaints;
(iii) stated that Plaintiff may seek leave to amend her complaint within 40 days of the date of filing of the memorandum opinion. On April 4, 2006, Judge Motz entered an Order implementing these rulings in the ERISA (Calderon) lawsuit against the AMVESCAP Defendants. On May 8, 2006, Plaintiff filed a Second Amended Class Action Complaint in order to comply with Judge Motz's Order. The remaining defendants are AVZ, Inc. (as Plan Sponsor) and AMVESCAP National Trust Company (as Plan Trustee and Asset Custodian), and the remaining claims are based on alleged breaches of Defendants' fiduciary duties caused by a failure to prudently and loyally manage Plan assets and failure to provide complete and accurate information to Plan Participants and

Beneficiaries. Plaintiff removed certain Defendants and all claims against them, including AMVESCAP Retirement, Inc., IFG and AMVESCAP.

      IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

      At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

********************************************************************************

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

AIM SELECT BASIC VALUE FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Jack M. Fields                                                                  11 Greenway Plaza
Carl Frischling                   Todd L. Spillane                              Suite 100
Robert H. Graham                  Chief Compliance Officer                      Houston, TX 77046-1173
Vice Chair
Prema Mathai-Davis                Russell C. Burk                               TRANSFER AGENT
Lewis F. Pennock                  Senior Vice President and Senior Officer      AIM Investment Services, Inc.
Ruth H. Quigley                                                                 P.O. Box 4739
Larry Soll                        John M. Zerr                                  Houston, TX 77210-4739
Raymond Stickel, Jr.              Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President, Treasurer                     Boston, MA 02110-2801
                                  and Principal Financial Officer
                                                                                COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
                                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                  Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                  J. Philip Ferguson                            Kramer, Levin, Naftalis & Frankel LLP
                                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                  Karen Dunn Kelley
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

            DOMESTIC EQUITY                               SECTOR EQUITY                         AIM ALLOCATION SOLUTIONS

AIM Basic Balanced Fund*                     AIM Advantage Health Sciences Fund         AIM Conservative Allocation Fund
AIM Basic Value Fund                         AIM Energy Fund                            AIM Growth Allocation Fund(2)
AIM Capital Development Fund                 AIM Financial Services Fund                AIM Moderate Allocation Fund
AIM Charter Fund                             AIM Global Health Care Fund                AIM Moderate Growth Allocation Fund
AIM Constellation Fund                       AIM Global Real Estate Fund                AIM Moderately Conservative Allocation Fund
AIM Diversified Dividend Fund                AIM Gold & Precious Metals Fund
AIM Dynamics Fund                            AIM Leisure Fund
AIM Large Cap Basic Value Fund               AIM Multi-Sector Fund                               DIVERSIFIED PORTFOLIOS
AIM Large Cap Growth Fund                    AIM Real Estate Fund(1)
AIM Mid Cap Basic Value Fund                 AIM Technology Fund                        AIM Income Allocation Fund
AIM Mid Cap Core Equity Fund(1)              AIM Utilities Fund                         AIM International Allocation Fund
AIM Opportunities I Fund
AIM Opportunities II Fund                                  FIXED INCOME
AIM Opportunities III Fund
AIM S&P 500 Index Fund                       TAXABLE
AIM Select Equity Fund
AIM Small Cap Equity Fund                    AIM Enhanced Short Bond Fund
AIM Small Cap Growth Fund                    AIM Floating Rate Fund
AIM Structured Core Fund                     AIM High Yield Fund
AIM Structured Growth Fund                   AIM Income Fund
AIM Structured Value Fund                    AIM Intermediate Government Fund
AIM Summit Fund                              AIM International Bond Fund
AIM Trimark Endeavor Fund                    AIM Limited Maturity Treasury Fund
AIM Trimark Small Companies Fund             AIM Money Market Fund
                                             AIM Short Term Bond Fund
*Domestic equity and income fund             AIM Total Return Bond Fund
                                             Premier Portfolio
      INTERNATIONAL/GLOBAL EQUITY            Premier U.S. Government Money Portfolio

AIM Asia Pacific Growth Fund
AIM China Fund                               TAX-FREE
AIM Developing Markets Fund
AIM European Growth Fund                     AIM High Income Municipal Fund(1)
AIM European Small Company Fund(1)           AIM Municipal Bond Fund
AIM Global Aggressive Growth Fund            AIM Tax-Exempt Cash Fund
AIM Global Equity Fund                       AIM Tax-Free Intermediate Fund
AIM Global Growth Fund                       Premier Tax-Exempt Portfolio
AIM Global Value Fund
AIM Japan Fund                               ======================================================================================
AIM International Core Equity Fund           CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
AIM International Growth Fund                FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
AIM International Small Company Fund(1)      FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
AIM Trimark Fund                             ======================================================================================



(1) This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus. (2) Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

   If used after July 20, 2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $419 billion in assets under management. Data as of April 30, 2006.


AIMinvestments.com              SBV-SAR-1        A I M Distributors, Inc.

                                   [YOUR GOALS. OUR SOLUTIONS.]--Registered Trademark--
-------------------------------------------------------------------------------------
Mutual         Retirement   Annuities   College   Separately   Offshore    Cash                 [AIM INVESTMENTS LOGO]
Funds          Products                 Savings   Managed      Products    Management          --Registered Trademark--
                                        Plans     Accounts
-------------------------------------------------------------------------------------

ITEM 2.  CODE OF ETHICS.

         There were no amendments to the Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

         Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

         Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of June 19, 2006, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 19, 2006, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a)(1)   Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)   Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Equity Funds


By: /s/ Robert H. Graham
    ---------------------------------
    Robert H. Graham
    Principal Executive Officer

Date: July 6, 2006

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Robert H. Graham
    ---------------------------------
    Robert H. Graham
    Principal Executive Officer

Date: July 6, 2006


By: /s/ Sidney M. Dilgren
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: July 6, 2006

                                  EXHIBIT INDEX

12(a)(1)   Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)   Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.